UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCK — 70.7%
Advanced Materials — 0.1%
Hexcel Corp.†	2,617	$70,554
Advertising Sales — 0.3%
Lamar Advertising Co., Class A†	4,487	173,871
Aerospace/Defense — 0.1%
Boeing Co.	797	60,062
Aerospace/Defense-Equipment — 0.7%
Triumph Group, Inc.	4,927	321,733
United Technologies Corp.	1,543	126,542
		448,275
Agricultural Chemicals — 0.1%
Monsanto Co.	884	83,670
Mosaic Co.	225	12,742
		96,412
Apparel Manufacturers — 0.6%
Coach, Inc.	590	32,751
Prada SpA(1)	35,800	346,330
		379,081
Applications Software — 1.2%
Microsoft Corp.	29,060	776,774
Athletic Footwear — 0.6%
NIKE, Inc., Class B	7,854	405,266
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	6,342	82,129
Auto-Heavy Duty Trucks — 0.4%
Oshkosh Corp.†	6,730	199,544
PACCAR, Inc.	1,712	77,400
		276,944
Banks-Commercial — 0.8%
East West Bancorp, Inc.	10,857	233,317
Regions Financial Corp.	4,064	28,936
Signature Bank†	3,448	245,980
		508,233
Banks-Fiduciary — 0.0%
State Street Corp.	269	12,646
Banks-Super Regional — 0.8%
Capital One Financial Corp.	2,240	129,763
Fifth Third Bancorp.	2,726	41,408
PNC Financial Services Group, Inc.	1,115	65,016
SunTrust Banks, Inc.	1,863	52,816
US Bancorp	1,880	60,047
Wells Fargo & Co.	5,103	174,421
		523,471
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,895	104,944
PepsiCo, Inc.	1,868	127,827
		232,771
Beverages-Wine/Spirits — 0.5%
Pernod-Ricard SA(1)	2,683	315,485
Brewery — 0.5%
Anheuser-Busch InBev NV(1)	3,725	325,523
Building & Construction-Misc. — 0.6%
MasTec, Inc.†	16,833	419,647
Casino Hotels — 1.1%
MGM Resorts International†	59,398	691,393
Wynn Resorts, Ltd.	623	70,081
		761,474
Chemicals-Diversified — 0.7%
Celanese Corp., Series A	1,869	83,227
Chemtura Corp.†	10,443	222,018
Dow Chemical Co.	2,698	87,199
E.I. du Pont de Nemours & Co.	286	12,862
LyondellBasell Industries NV, Class A	1,600	91,344
		496,650
Commercial Services — 0.9%
Healthcare Services Group, Inc.	4,386	101,887
Iron Mountain, Inc.	16,411	509,561
		611,448
Commercial Services-Finance — 0.6%
Mastercard, Inc., Class A	874	429,379
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	12,476	344,837
Computer Data Security — 0.4%
Fortinet, Inc.†	11,510	242,516
Computer Services — 0.5%
International Business Machines Corp.	687	131,595
LivePerson, Inc.†	14,547	191,147
		322,742
Computer Software — 0.2%
Cornerstone OnDemand, Inc.†	4,392	129,696
Computers — 4.8%
Apple, Inc.	5,898	3,143,811
Hewlett-Packard Co.	1,124	16,017
		3,159,828
Computers-Memory Devices — 1.2%
EMC Corp.†	31,788	804,236
NetApp, Inc.†	290	9,730
		813,966
Computers-Periphery Equipment — 0.3%
Synaptics, Inc.†	5,872	175,984
Consulting Services — 0.1%
Advisory Board Co.†	2,094	97,978
Consumer Products-Misc. — 0.5%
Jarden Corp.	5,851	302,497
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	775	54,180
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,077	112,590
Procter & Gamble Co.	2,036	138,224
		250,814
Cruise Lines — 0.0%
Carnival Corp.	483	17,760
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	2,229	155,384
Diversified Banking Institutions — 0.8%
Bank of America Corp.	6,117	70,957
Citigroup, Inc.	2,493	98,623
Goldman Sachs Group, Inc.	1,645	209,836

1

JPMorgan Chase & Co.	2,287	100,559
Morgan Stanley	1,946	37,208
		517,183
Diversified Manufacturing Operations — 1.0%
Actuant Corp., Class A	9,707	270,922
Crane Co.	4,853	224,597
Dover Corp.	1,106	72,675
Eaton Corp PLC	333	18,049
General Electric Co.	3,106	65,195
		651,438
E-Commerce/Products — 3.7%
Amazon.com, Inc.†	1,641	412,121
eBay, Inc.†	39,805	2,030,851
		2,442,972
E-Commerce/Services — 0.3%
IAC/InterActiveCorp	1,416	66,977
Move, Inc.†	17,451	132,453
		199,430
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,913	101,312
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,357	70,292
Duke Energy Corp.	756	48,233
NextEra Energy, Inc.	673	46,565
PG&E Corp.	904	36,323
		201,413
Electronic Components-Misc. — 0.8%
TE Connectivity, Ltd.	14,911	553,496
Electronic Components-Semiconductors — 0.8%
Broadcom Corp., Class A	1,560	51,808
Cavium, Inc.†	4,026	125,651
Fairchild Semiconductor International, Inc.†	6,951	100,094
Intel Corp.	2,505	51,678
LSI Corp.†	19,875	140,715
Micron Technology, Inc.†	3,934	24,981
Texas Instruments, Inc.	1,937	59,931
		554,858
Electronic Connectors — 0.4%
Amphenol Corp., Class A	4,451	287,980
Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†	28,251	381,671
Engineering/R&D Services — 0.1%
Fluor Corp.	1,222	71,780
Enterprise Software/Service — 1.9%
Informatica Corp.†	5,449	165,214
Oracle Corp.	25,680	855,658
Proofpoint, Inc.†	9,808	120,736
Ultimate Software Group, Inc.†	1,139	107,533
		1,249,141
Entertainment Software — 0.3%
Activision Blizzard, Inc.	320	3,398
Take-Two Interactive Software, Inc.†	17,269	190,132
		193,530
Finance-Investment Banker/Broker — 0.3%
Evercore Partners, Inc., Class A	7,147	215,768
Food-Misc./Diversified — 0.3%
Annie’s, Inc.†	3,715	124,192
Kellogg Co.	1,027	57,358
		181,550
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	699	26,961
Marriott International, Inc., Class A	1,134	42,264
Starwood Hotels & Resorts Worldwide, Inc.	615	35,276
		104,501
Human Resources — 0.4%
Monster Worldwide, Inc.†	5,713	32,107
Team Health Holdings, Inc.†	7,947	228,635
		260,742
Industrial Automated/Robotic — 1.8%
FANUC Corp.(1)	6,500	1,208,765
Instruments-Controls — 0.2%
Honeywell International, Inc.	1,839	116,721
Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	1,556	82,981
Prudential PLC(1)	41,165	574,387
		657,368
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,693	55,767
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,009	75,998
Internet Telephone — 0.4%
BroadSoft, Inc.†	6,416	233,093
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	2,316	301,427
Franklin Resources, Inc.	181	22,752
T. Rowe Price Group, Inc.	1,718	111,893
		436,072
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	510	45,686
Machinery-General Industrial — 0.4%
Chart Industries, Inc.†	2,389	159,275
Gardner Denver, Inc.	1,133	77,610
		236,885
Medical Instruments — 0.5%
Endologix, Inc.†	23,453	333,971
Medical-Biomedical/Gene — 4.7%
Ariad Pharmaceuticals, Inc.†	9,873	189,364
Celgene Corp.†	24,392	1,920,138
Cubist Pharmaceuticals, Inc.†	6,397	269,058
Gilead Sciences, Inc.†	5,299	389,212
Vertex Pharmaceuticals, Inc.†	8,697	364,752
		3,132,524

2

Medical-Drugs — 1.1%
Abbott Laboratories	324	21,222
Eli Lilly & Co.	1,276	62,932
Jazz Pharmaceuticals PLC†	5,105	271,586
Johnson & Johnson	2,351	164,805
Merck & Co., Inc.	2,118	86,711
Pfizer, Inc.	5,849	146,693
		753,949
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,583	85,862
Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	5,635	272,452
Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	4,879	924,180
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,964	67,169
Metal-Diversified — 1.1%
Turquoise Hill Resources, Ltd.†	92,873	706,764
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	785	30,270
Multimedia — 2.6%
News Corp., Class A	62,341	1,592,189
Time Warner, Inc.	963	46,060
Walt Disney Co.	1,705	84,892
		1,723,141
Networking Products — 0.6%
Cisco Systems, Inc.	2,625	51,581
NETGEAR, Inc.†	2,901	114,358
Procera Networks, Inc.†	12,862	238,590
		404,529
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	1,218	90,510
Apache Corp.	652	51,182
Cabot Oil & Gas Corp.	815	40,538
Continental Resources, Inc.†	583	42,845
Devon Energy Corp.	261	13,582
Energy XXI Bermuda, Ltd.	5,275	169,802
EOG Resources, Inc.	373	45,055
EQT Corp.	407	24,005
Newfield Exploration Co.†	243	6,507
Noble Energy, Inc.	305	31,031
Occidental Petroleum Corp.	1,163	89,097
Range Resources Corp.	587	36,881
Rex Energy Corp.†	13,982	182,046
Southwestern Energy Co.†	1,172	39,156
Triangle Petroleum Corp.†	26,412	158,208
		1,020,445
Oil Companies-Integrated — 0.8%
Chevron Corp.	1,423	153,883
Exxon Mobil Corp.	1,894	163,926
Hess Corp.	1,699	89,979
Marathon Petroleum Corp.	593	37,359
Suncor Energy, Inc.	1,905	62,827
		507,974
Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	3,605	263,345
Forum Energy Technologies, Inc.†	6,414	158,746
National Oilwell Varco, Inc.	910	62,199
		484,290
Oil-Field Services — 0.6%
Hornbeck Offshore Services, Inc.†	2,161	74,209
Schlumberger, Ltd.	4,795	332,245
Weatherford International, Ltd.†	1,889	21,138
		427,592
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	11,124	236,051
Pharmacy Services — 2.5%
Catamaran Corp.†	1,180	55,590
Express Scripts Holding Co.†	29,361	1,585,494
		1,641,084
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	2,376	37,232
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	3,270	53,203
Resort/Theme Parks — 0.2%
Vail Resorts, Inc.	2,375	128,464
Retail-Apparel/Shoe — 2.5%
Francesca’s Holdings Corp.†	6,582	170,869
Hot Topic, Inc.	8,130	78,454
Limited Brands, Inc.	25,650	1,207,089
PVH Corp.	305	33,858
Urban Outfitters, Inc.†	3,821	150,395
		1,640,665
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	100	35,443
Retail-Automobile — 0.3%
Penske Automotive Group, Inc.	5,669	170,580
Retail-Building Products — 0.2%
Home Depot, Inc.	2,031	125,617
Retail-Discount — 0.1%
Target Corp.	755	44,673
Wal-Mart Stores, Inc.	333	22,721
		67,394
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,751	84,661
Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	6,510	130,200
Retail-Jewelry — 1.4%
Cie Financiere Richemont SA, Class A(1)	11,474	917,501
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	750	29,265
Retail-Restaurants — 0.3%
Domino’s Pizza, Inc.	4,948	215,485
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,744	79,335

3

Retail-Vitamins & Nutrition Supplements — 0.2%
GNC Holdings, Inc., Class A	3,821	127,163
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	2,891	179,300
Software Tools — 0.1%
VMware, Inc., Class A†	686	64,580
Steel-Producers — 0.4%
Carpenter Technology Corp.	3,760	194,129
Reliance Steel & Aluminum Co.	805	49,990
United States Steel Corp.	1,668	39,815
		283,934
Telephone-Integrated — 0.3%
AT&T, Inc.	1,931	65,094
CenturyLink, Inc.	1,914	74,876
Verizon Communications, Inc.	1,965	85,025
		224,995
Theaters — 0.2%
Cinemark Holdings, Inc.	6,272	162,947
Therapeutics — 0.3%
BioMarin Pharmaceutical, Inc.†	4,050	199,463
Tobacco — 0.1%
Altria Group, Inc.	1,969	61,866
Transport-Rail — 0.3%
Union Pacific Corp.	1,550	194,866
Transport-Services — 2.5%
C.H. Robinson Worldwide, Inc.	7,892	498,932
Hub Group, Inc., Class A†	5,876	197,434
United Parcel Service, Inc., Class B	12,647	932,463
		1,628,829
Transport-Truck — 0.4%
Swift Transportation Co.†	26,735	243,823
Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	7,567	498,590
Web Portals/ISP — 0.3%
Google, Inc., Class A†	289	205,008
Wireless Equipment — 2.3%
Aruba Networks, Inc.†	10,423	216,277
Crown Castle International Corp.†	14,231	1,026,909
SBA Communications Corp., Class A†	3,806	270,302
		1,513,488
Total Common Stock (cost $36,811,105)		46,765,541
PREFERRED STOCK — 0.0%
Banks-Commercial — 0.0%
City National Corp. Series C 5.50%	250	6,075
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	11	9,526
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)	6,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	300	525
Total Preferred Stock (cost $18,758)		16,127
ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
AmeriCredit Automobile Receivables Trust,
Series 2010-3, Class C
3.34% due 04/08/2016	30,000	31,149
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	51,592	52,893
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	20,000	20,717
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	20,000	20,828
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A
5.68% due 02/20/2014*	33,333	33,498
Banc of America Commercial Mtg., Inc., VRS
Series 2007-3, Class A4 5.74% due 02/10/2051(5)	40,000	47,222
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.62% due 02/20/2036(6)	13,767	13,627
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(6)	6,450	6,526
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(6)	30,000	30,019

4

Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.84% due 02/25/2036(6)	76,688	61,078
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(5)	50,000	57,298
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(5)	40,000	47,382
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	14,114	15,102
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	4,917	5,011
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	4,000	4,032
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(6)	587	587
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(5)	50,000	58,908
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/2036(6)	52,362	43,731
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(5)	100,000	110,976
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	39,835	47,071
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	16,681	17,333
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(5)	50,000	56,785
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.38% due 01/25/2037(6)	43,361	31,724
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	25,000	24,796
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(6)	129	130
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(6)	30,614	28,305
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(6)	1,893	1,807
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/2035(6)	76,200	66,640
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(6)	4,495	4,559
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1 4.20% due 02/15/2017*	50,000	53,683
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	105,000	115,755
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	30,000	34,552
GS Mtg. Securities Corp II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	10,000	10,257
GS Mtg. Securities Corp. II Series 2012-SHOP, Class A 2.93% due 06/05/2031*(5)	100,000	105,408
GS Mtg. Securities Corp. II, VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(5)	100,000	121,043
GS Mtg. Securities Corp. II VRS
Series 2004-GG2, Class A6
5.40% due 08/10/2038(5)	150,000	158,502
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(5)	45,000	45,317
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	30,000	33,775
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.77% due 01/25/2036(6)	37,231	32,045
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.86% due 03/25/2047(6)	14,685	11,562
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.91% due 04/25/2035(6)	23,037	20,406

5

Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.75% due 05/25/2035(6)	33,787	28,980
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(5)	30,000	30,651
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	50,000	57,383
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/2041(5)	25,000	30,455
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.69% due 12/25/2034(6)	27,949	27,939
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	50,000	57,999
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	31,822	28,681
MortgageIT Trust FRS Series 2005-4, Class A1 0.49% due 10/25/2035(6)	87,254	72,336
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(6)	4,027	3,912
MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(6)	1,714	1,516
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.97% due 08/25/2034	3,581	3,562
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.31% due 02/25/2037	15,109	9,712
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	30,000	30,892
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	25,000	25,853
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.28% due 04/25/2037	81,265	40,649
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.34% due 05/25/2037	40,284	22,589
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.70% due 02/20/2047(6)	60,194	51,691
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	7,004	7,035
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	11,636	12,140
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	35,000	37,916
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,052
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	19,000	21,459
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(6)	59,104	58,907
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.63% due 01/25/2035(6)	79,309	77,722
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(6)	32,886	27,723
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(5)	15,000	15,487
WF-RBS Commercial Mtg. Trust, VRS
Series 2011-C2, Class A4
4.87% due 02/15/2044*(5)	25,000	29,586
Total Asset Backed Securities (cost $2,366,227)		2,499,866
U.S. CORPORATE BONDS & NOTES — 7.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	9,000	9,024
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	61,000	66,033
		75,057
Advertising Services — 0.0%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	2,000	2,020
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	3,000	2,693
		4,713
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	10,000	11,075

6

General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022	8,000	7,829
Lockheed Martin Corp. Notes 4.07% due 12/15/2042*	6,000	5,896
		24,800
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	11,125
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	43,000	47,376
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/2019	1,693	1,693
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	13,483	11,730
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	7,868	8,428
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	18,880	20,202
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	21,915	25,311
		67,364
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	2,000	2,100
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	2,000	2,020
Banks-Commercial — 0.1%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	13,000	14,270
Regions Bank Sub. Notes 7.50% due 05/15/2018	5,000	6,031
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	6,000	6,173
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	11,000	11,493
		37,967
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	7,000	7,075
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.86% due 03/01/2027	10,000	8,199
Comerica Bank Sub. Notes 5.20% due 08/22/2017	7,000	8,106
		16,305
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	10,000	11,025
Banks-Super Regional — 0.3%
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/2040	5,000	5,000
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014	5,000	5,054
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	9,000	9,187
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	15,000	17,160
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	6,000	7,341
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022	20,000	20,116
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	35,000	37,385
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	1,000	1,096
US Bancorp Senior Notes 1.65% due 05/15/2017	6,000	6,113
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	17,000	20,367
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	35,000	35,057

7

Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(7)	5,000	5,738
		169,614
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	24,634
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	15,000	16,350
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	30,000	31,142
		47,492
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,000	3,188
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/2016	15,000	16,568
Masco Corp. Bonds 6.50% due 08/15/2032	5,000	5,172
		21,740
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	5,000	5,800
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	2,000	1,995
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	15,000	16,181
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	21,850
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	5,000	5,867
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	10,000	10,906
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	30,544
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	10,000	15,346
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	10,000	11,550
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	20,000	20,633
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	10,000	11,348
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	23,940
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	5,000	6,601
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	20,000	19,505
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	25,000	29,130
		225,396
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp.
Sec. Notes
10.75% due 01/15/2017(8)	5,900	6,401
Caesars Entertainment Operations Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	3,000	3,214
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018	5,000	4,300
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	5,000	5,700
		19,615
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	55,000	57,736
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	20,000	21,175
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,185
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	5,000	6,175
		87,271

8

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	25,000	27,793
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/2013	12,000	12,155
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,899
NewMarket Corp. Company Guar. Notes 4.10% due 12/15/2022*	2,000	2,035
		21,089
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	2,000	1,860
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	5,000	5,413
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	25,000	26,812
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	10,000	11,450
		45,535
Commercial Services-Finance — 0.0%
Equifax, Inc. Senior Notes 3.30% due 12/15/2022	3,000	2,976
Western Union Co. Senior Notes 2.38% due 12/10/2015	2,000	2,009
Western Union Co. Notes 2.88% due 12/10/2017	6,000	5,945
		10,930
Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	6,000	5,970
Autodesk, Inc. Senior Notes 3.60% due 12/15/2022	5,000	5,022
		10,992
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	6,000	6,449
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	10,000	13,530
		19,979
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	2,000	2,065
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	5,000	5,481
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	5,000	5,350
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	4,000	4,021
Diversified Banking Institutions — 1.1%
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 01/31/2013(7)	27,000	22,643
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	15,000	15,205
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	17,452
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	5,000	5,828
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	5,000	5,986
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	50,000	58,551
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	20,000	22,156
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	25,000	27,713
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	9,000	9,538
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(7)	4,000	4,039
Citigroup, Inc. Notes 8.50% due 05/22/2019	50,000	67,232

9

Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	25,000	27,429
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	65,000	70,379
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	20,000	23,495
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	16,000	18,133
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	15,000	18,874
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	25,000	25,745
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	11,121
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	11,182
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	45,000	47,859
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	11,000	12,851
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(7)	5,000	5,665
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.31% due 05/15/2077	3,000	2,280
Morgan Stanley Senior Notes 4.75% due 03/22/2017	7,000	7,637
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	19,000	19,673
Morgan Stanley Senior Notes 5.50% due 07/28/2021	7,000	7,948
Morgan Stanley Senior Notes 5.75% due 01/25/2021	100,000	114,204
Morgan Stanley Senior Notes 6.38% due 07/24/2042	6,000	7,034
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	2,000	2,349
		690,201
Diversified Financial Services — 0.3%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	10,000	12,046
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	4,000	4,011
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	39,000	44,501
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	35,000	41,607
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	25,000	29,688
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	25,000	30,156
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	42,000	54,547
		216,556
Diversified Manufacturing Operations — 0.0%
Carlisle Cos., Inc.
Senior Notes
3.75% due 11/15/2022	5,000	4,952
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	2,000	2,067
Textron, Inc. Senior Notes 4.63% due 09/21/2016	13,000	14,160
		21,179
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/2017	5,000	5,313
Electric-Distribution — 0.0%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*	4,000	3,964
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	8,000	7,834
		11,798
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,500
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	13,000	14,246
		25,746
Electric-Integrated — 0.2%
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	5,000	5,018

10

CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	8,000	8,113
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	2,000	1,963
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	12,000	13,681
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,772
Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	25,116
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	2,000	2,002
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	7,000	6,909
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	8,000	8,575
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	4,000	3,880
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	3,000	3,207
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	4,000	4,495
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	4,000	4,072
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	19,335
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041	4,000	4,060
		133,198
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	5,000	5,550
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	2,000	1,970
Intel Corp. Senior Notes 4.00% due 12/15/2032	8,000	7,952
		9,922
Finance-Auto Loans — 0.0%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	5,000	5,028
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,736
		10,764
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	12,000	12,166
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/2033	20,000	18,550
SLM Corp. Notes 6.00% due 01/25/2017	5,000	5,412
SLM Corp. Senior Notes 6.25% due 01/25/2016	20,000	21,750
SLM Corp. Senior Notes 8.45% due 06/15/2018	5,000	5,850
		51,562
Finance-Investment Banker/Broker — 0.3%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	10,000	11,277
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	20,000	25,061
Lazard Group LLC Senior Notes 6.85% due 06/15/2017	40,000	46,232
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,636
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	10,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	9,000	9,908
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	109,155
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	3,000	3,905
		207,176

11

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016*	5,000	5,050
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	4,000	4,240
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	8,000	8,326
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	4,000	4,313
Milestone Aviation Group LLC Senior Notes 8.63% due 12/15/2017*	1,000	1,002
		22,931
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	4,000	4,030
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	5,000	4,737
		8,767
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	5,000	6,894
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	30,494
Southern Union Co. Senior Notes 7.60% due 02/01/2024	6,000	7,641
		38,135
Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	3,000	3,013
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	4,000	4,053
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,038
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	12,921	14,278
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,612
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,900
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,600
		31,390
Insurance-Life/Health — 0.1%
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	7,000	7,037
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	6,000	5,991
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	9,000	9,865
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	6,000	6,218
		29,111
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS
Jr. Sub. Debentures
8.13% due 06/15/2068	10,000	11,513
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	25,000	35,177
		46,690
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	5,000	5,236
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	25,000	37,751
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,203
		54,190
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	35,000	50,750
Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	10,000	11,825

12

CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	5,000	5,625
		17,450
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,000	2,145
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	4,000	4,200
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	8,000	10,871
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	2,000	2,125
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	5,000	5,762
		18,758
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	45,000	49,418
Medical-Drugs — 0.2%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	7,000	7,047
AbbVie, Inc. Company Guar. Notes 1.75% due 11/06/2017*	60,000	60,653
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	8,000	8,103
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	4,000	4,253
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	2,000	2,132
Johnson & Johnson Notes 5.55% due 08/15/2017	10,000	12,065
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	7,000	6,994
		101,247
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	7,000	6,940
Mylan, Inc. Senior Notes 7.88% due 07/15/2020*	6,000	7,091
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	3,000	3,039
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	3,000	3,062
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	2,000	2,082
		22,214
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 4.00% due 02/15/2022	10,000	10,932
Cigna Corp. Senior Notes 5.38% due 02/15/2042	4,000	4,657
Cigna Corp. Senior Notes 6.15% due 11/15/2036	2,000	2,438
Kaiser Foundation Hospitals
Senior Notes
3.50% due 04/01/2022	15,000	15,817
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	4,000	4,036
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	6,000	6,047
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	30,000	30,373
		74,300
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,145
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	10,000	10,425
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	17,000	19,125
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	20,000	22,300
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	4,000	3,780
		57,775
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	4,000	4,007

13

Precision Castparts Corp. Senior Notes 2.50% due 01/15/2023	10,000	10,064
		14,071
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	5,000	5,032
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	5,000	5,088
Multimedia — 0.4%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	3,000	3,015
CC Holdings GS V LLC Senior Sec. Notes 3.85% due 04/15/2023*	7,000	7,121
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	76,564
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	35,000	35,149
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	42,390
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	7,000	8,425
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	42,401
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	7,000	10,216
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	49,000	48,202
		273,483
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,220
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*	5,000	4,750
Non-Profit Charity — 0.0%
Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022	6,000	6,056
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042	3,000	3,060
		9,116
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.25% due 02/15/2015	15,000	15,775
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	3,000	3,232
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	8,000	8,689
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	7,000	7,089
		19,010
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,150
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	31,319
Apache Corp. Senior Notes 4.25% due 01/15/2044	6,000	6,130
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	10,000	10,550
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,000	2,120
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	5,025
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	5,000	5,400
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	5,000	5,275
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	4,000	4,191
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	7,000	7,937
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	5,000	5,891

14

Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,428
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,762
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	5,000	5,350
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	5,000	5,425
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	14,000	16,907
		125,860
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	1,000	1,267
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	5,000	5,031
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	11,000	10,706
		17,004
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	5,000	5,300
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,325
		10,625
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	10,000	10,900
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	13,000	15,465
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	8,000	8,400
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	15,000	18,815
		53,580
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	50,000	50,933
Pipelines — 0.1%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	2,000	2,030
El Paso Corp. Company Guar. Notes 7.00% due 06/15/2017	15,000	17,135
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	6,000	5,883
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	18,000	20,790
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	6,000	7,346
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,338
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	10,000	10,991
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	5,000	5,462
Western Gas Partners LP
Senior Notes
4.00% due 07/01/2022	2,000	2,105
		77,080
Real Estate Investment Trusts — 0.5%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,469
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	25,000	28,069
Camden Property Trust Senior Notes 2.95% due 12/15/2022	3,000	2,925
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	18,136
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	10,000	10,925
HCP, Inc. Senior Notes 3.75% due 02/01/2016	25,000	26,533
HCP, Inc. Senior Notes 6.00% due 01/30/2017	35,000	40,206
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	41,000	45,655

15

Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	10,000	11,000
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	38,868
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,895
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,255
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,331
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	50,000	51,044
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	30,000	32,807
		332,118
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	40,000	45,745
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	5,000	5,279
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	30,000	31,388
		36,667
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,698
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	15,000	17,213
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	5,000	5,606
		22,819
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	25,000	27,112
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	6,000	6,443
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	5,000	6,399
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	31,052	39,086
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	4,771	5,626
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,812	10,603
		61,714
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	5,000	5,250
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
Senior Notes
6.50% due 05/20/2021	5,000	5,425
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	5,000	4,950
		10,375
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,600
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	2,000	2,110
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	1,000	1,064
		8,774
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	5,000	5,300
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,513

16

Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	8,000	8,501
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	12,000	14,315
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022	11,000	11,057
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,092
		38,965
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	5,000	5,341
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	4,465
		9,806
Security Services — 0.0%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	6,000	5,952
ADT Corp. Senior Notes 3.50% due 07/15/2022*	6,000	5,836
		11,788
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	5,000	5,438
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,488
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	8,000	9,581
Qwest Corp. Senior Notes 7.50% due 10/01/2014	10,000	10,945
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	35,000	36,770
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	50,000	73,204
		130,500
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 2.63% due 12/01/2022	4,000	4,007
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*	3,000	3,013
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	6,000	6,027
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	5,000	6,539
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	6,000	7,193
Centurylink, Inc. Senior Notes 5.15% due 06/15/2017	5,000	5,387
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	15,000	15,857
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	5,000	5,500
Frontier Communications Corp.
Senior Notes
8.25% due 04/15/2017	10,000	11,550
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,345
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	3,000	4,062
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	25,000	28,125
		99,605
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	25,000	33,719
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	16,000	22,399
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	16,000	20,416
		42,815
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	9,000	10,928
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	7,000	7,139

17

Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,130
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	35,000	35,094
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	6,000	6,122
		41,216
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	5,000	5,513
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	645	740
Total U.S. CORPORATE BONDS & NOTES (cost $4,462,774)		4,826,457
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.0%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	9,000	9,034
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	5,000	5,532
		14,566
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 1.01% due 03/09/2015	10,000	9,474
Brewery — 0.0%
Heineken NV Senior Notes 1.40% due 10/01/2017*	4,000	3,988
Heineken NV Senior Notes 2.75% due 04/01/2023*	7,000	6,873
		10,861
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	5,000	5,238
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	5,000	5,875
		11,113
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 3.25% due 12/15/2019	6,000	6,035
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	4,000	3,897
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	10,000	10,725
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005†(2)(3)	10,000	0
Diversified Banking Institutions — 0.2%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	50,000	50,717
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	20,000	23,618
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	19,000	19,445
		93,780
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	5,000	5,569
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	4,000	3,996
		9,565
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	10,000	10,200
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	4,000	4,090
		14,290
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(7)	6,000	5,985
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	29,000	29,305
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	5,000	5,125
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	20,000	21,898

18

Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038		9,000	11,018
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031		4,000	4,971
			72,317
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		10,000	13,231
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		5,000	5,550
Nexen, Inc. Senior Notes 7.50% due 07/30/2039		10,000	14,473
			33,254
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017		7,000	7,156
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016		9,000	9,363
BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022		4,000	3,963
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020		10,000	11,525
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041		35,000	44,348
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019		25,000	31,227
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*		23,000	25,300
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017		7,000	7,108
			139,990
Oil-Field Services — 0.0%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*		7,000	6,970
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(8)		2,148	2,282
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.25% due 08/05/2015		25,000	25,252
Telecom Services — 0.1%
Vivendi SA Senior Notes 2.40% due 04/10/2015*		25,000	25,499
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		20,000	29,965
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021		8,000	8,530
			38,495
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		6,000	6,293
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		5,000	5,325
Total Foreign Corporate Bonds & Notes (cost $522,428)			545,968
FOREIGN GOVERNMENT AGENCIES — 0.7%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		8,000	8,107
Sovereign — 0.7%
Brazil Letras do Tesouro Nacional Bills zero coupon due 04/01/2013	BRL	360,000	172,940
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025		8,000	13,000
Government of Canada Senior Notes 0.88% due 02/14/2017		7,000	7,057
Government of Romania Senior Notes 6.75% due 02/07/2022		16,000	19,440
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		10,000	15,440
Republic of Colombia Senior Notes 8.13% due 05/21/2024		15,000	22,575
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		23,000	23,253
Republic of Hungary Senior Notes 6.25% due 01/29/2020		7,000	7,726

19

Republic of Peru Senior Notes 7.13% due 03/30/2019	11,000	14,399
Republic of Poland Senior Notes 3.00% due 03/17/2023	15,000	14,962
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	15,000	26,025
Republic of Turkey Senior Notes 7.38% due 02/05/2025	12,000	16,260
Republic of Turkey Senior Notes 11.88% due 01/15/2030	5,000	9,819
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	5,000	5,825
Russian Federation Senior Notes 7.50% due 03/31/2030(9)	20,925	26,876
United Mexican States Senior Notes 3.63% due 03/15/2022	10,000	10,938
United Mexican States Senior Notes 4.75% due 03/08/2044	22,000	24,860
United Mexican States Senior Notes Series A 6.05% due 01/11/2040	9,000	12,069
		443,464
Total Foreign Government Agencies (cost $443,137)		451,571
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040	30,000	44,278
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	10,000	11,263
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	5,000	4,935
Port Authority of New York & New Jersey Revenue Bonds 4.90% due 10/01/2051	11,000	12,188
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	30,472
State of California General Obligation Bonds 6.51% due 04/01/2039	5,000	5,745
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	28,836
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	40,000	45,572
Total Municipal Bonds & Notes (cost $153,114)		183,289
U.S. GOVERNMENT AGENCIES — 7.8%
Federal Home Loan Mtg. Corp. — 1.2%
3.00% due 10/01/2042	15,937	16,799
3.00% due 11/01/2042	7,971	8,341
3.50% due 03/01/2042	6,073	6,493
4.00% due 09/01/2040	13,000	13,890
4.00% due January TBA	300,000	320,250
4.50% due 01/01/2039	4,808	5,159
5.00% due 03/01/2019	2,369	2,549
5.00% due 07/01/2021	74,810	80,569
5.00% due 07/01/2035	5,044	5,446
5.00% due 01/01/2037	4,420	4,760
5.00% due 07/01/2040	209,968	227,906
5.50% due 07/01/2034	11,615	12,623
5.50% due 09/01/2037	15,547	16,795
5.50% due 01/01/2038	15,718	17,010
5.50% due 04/01/2038	1,972	2,129
5.50% due 07/01/2038	8,219	8,878
6.00% due 08/01/2036	24,109	26,365
6.50% due 05/01/2016	45	45
6.50% due 05/01/2029	1,977	2,315
6.50% due 03/01/2036	9,838	11,189
6.50% due 05/01/2036	153	174
6.50% due 11/01/2037	10,430	11,871
7.00% due 04/01/2032	2,793	3,274
7.50% due 08/01/2023	417	486
7.50% due 04/01/2028	1,779	2,136
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(6)	7,775	8,691
Series 1226, Class Z
7.75% due 03/15/2022(6)	776	847
		816,990
Federal National Mtg. Assoc. — 4.9%
3.00% due 06/01/2042	6,678	7,005
3.00% due 12/01/2042	4,992	5,236
3.00% due January TBA	1,200,000	1,257,375
3.50% due 12/01/2041	53,753	57,354
3.50% due 04/01/2042	28,519	30,492
3.50% due 05/01/2042	11,503	12,299
4.00% due 09/01/2040	16,410	17,608
4.00% due 11/01/2040	3,597	3,860
4.00% due 12/01/2040	86,754	94,176
4.00% due 11/01/2041	6,180	6,633

20

4.00% due 01/01/2042	22,210	24,123
4.50% due 11/01/2022	29,689	31,986
4.50% due 01/01/2039	9,916	10,714
4.50% due 06/01/2039	275,596	305,981
4.56% due 01/01/2015	176,787	184,170
4.85% due 11/01/2015	199,897	217,101
5.00% due 06/01/2019	1,376	1,496
5.00% due 05/01/2035	3,190	3,472
5.00% due 07/01/2037	16,307	17,665
5.00% due 07/01/2040	28,412	30,919
5.00% due 08/01/2040	24,170	26,303
5.50% due 03/01/2018	3,124	3,385
5.50% due 06/01/2019	6,887	7,461
5.50% due 11/01/2020	5,672	6,116
5.50% due 04/01/2021	130,680	141,577
5.50% due 11/01/2022	7,241	7,831
5.50% due 12/01/2029	5,518	6,002
5.50% due 06/01/2034	6,295	6,887
5.50% due 06/01/2035	339,883	382,569
5.50% due 06/01/2036	143,176	157,354
5.50% due 08/01/2036	17,733	19,290
5.50% due 11/01/2036	2,940	3,199
5.50% due 03/01/2037	3,984	4,330
5.50% due 06/01/2038	6,323	6,870
5.50% due 07/01/2038	12,027	13,068
5.50% due 06/01/2039	6,593	7,165
6.00% due 06/01/2017	5,220	5,614
6.00% due 12/01/2033	18,702	20,891
6.00% due 05/01/2034	1,299	1,444
6.00% due 06/01/2035	1,089	1,200
6.50% due 08/01/2017	10,745	11,650
6.50% due 09/01/2032	26,044	29,662
6.50% due 04/01/2034	7,090	7,989
6.50% due 10/01/2037	1,283	1,525
7.00% due 06/01/2037	26,973	30,724
		3,229,771
Government National Mtg. Assoc. — 1.7%
4.00% due 09/15/2041	427,661	469,805
4.50% due 06/15/2041	482,208	528,038
6.00% due 11/15/2031	53,737	60,694
7.00% due 05/15/2033	14,499	17,465
7.50% due 01/15/2032	4,709	5,758
8.50% due 11/15/2017	459	493
9.00% due 11/15/2021	244	268
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/2035(6)	306	354
Series 2005-74, Class HC
7.50% due 09/16/2035(6)	3,814	4,413
		1,087,288
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	6,000	5,962
Total U.S. Government Agencies (cost $4,953,153)		5,140,011
U.S. GOVERNMENT TREASURIES — 4.6%
United States Treasury Bonds — 1.1%
2.75% due 11/15/2042	1,000	963
3.13% due 11/15/2041	110,000	115,139
3.13% due 02/15/2042	10,000	10,456
4.38% due 02/15/2038(10)	260,000	337,350
4.38% due 11/15/2039	145,000	188,636
4.75% due 02/15/2041	50,000	68,930
5.25% due 11/15/2028	8,000	11,053
		732,527
United States Treasury Notes — 3.5%
0.13% due 04/15/2016 TIPS(11)	188,636	198,628
0.13% due 04/15/2017 TIPS(11)	555,050	594,380
0.25% due 11/30/2014	4,000	4,000
0.38% due 04/15/2015	10,000	10,018
0.50% due 07/31/2017	2,000	1,988
0.63% due 05/31/2017	3,000	3,005
0.63% due 08/31/2017	61,000	60,943
0.63% due 09/30/2017	12,000	11,978
0.75% due 12/31/2017	3,000	3,005
0.88% due 02/28/2017	70,000	70,919
0.88% due 07/31/2019	25,000	24,691
1.00% due 10/31/2016	45,000	45,858
1.00% due 03/31/2017	30,000	30,537
1.25% due 10/31/2015	28,000	28,711
1.63% due 08/15/2022	116,000	115,239
1.75% due 07/31/2015	200,000	207,312
1.75% due 05/15/2022	260,000	262,255
1.88% due 09/30/2017	25,000	26,398
2.00% due 02/15/2022	82,000	84,800
2.13% due 05/31/2015	7,000	7,303
2.13% due 08/15/2021	27,000	28,384
2.50% due 04/30/2015	450,000	472,922
2.75% due 12/31/2017	9,000	9,903
		2,303,177
Total U.S. Government Treasuries (cost $2,906,639)		3,035,704
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(2)(3)	16	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $500.00)	1	350
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $687.00)	1	200
		550
Total Warrants (cost $16)		550
Total Long-Term Investment Securities (cost $52,637,351)		63,465,084

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 1.9%
BNP Paribas Finance, Inc 0.16% due 01/02/2013	$1,300,000	1,299,999
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/2013	127,000	127,000
Total Short-Term Investment Securities (cost $1,426,999)		1,426,999

21

REPURCHASE AGREEMENTS — 4.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $107,000 and collateralized by $110,000 of United States Treasury Notes, bearing interest at 0.25%, due 10/15/2015 and having an approximate value of $109,863	107,000	107,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	365,000	365,000
BNP Paribas SA Joint Repurchase Agreement(12)	335,000	335,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)	335,000	335,000
Deutsche Bank AG Joint Repurchase Agreement(12)	130,000	130,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	460,000	460,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)	771,000	771,000
UBS Securities LLC Joint Repurchase Agreement(12)	420,000	420,000
Total Repurchase Agreements (cost $2,923,000)		2,923,000
TOTAL INVESTMENTS (cost $56,987,350)(14)	102.5%	67,815,083
Liabilities in excess of other assets	(2.5)	(1,653,264)
NET ASSETS	100.0%	$66,161,819

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $1,225,149 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $3,687,991 representing 5.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $553 representing 0.0% of net assets.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Multi-Managed Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	1	$—	$350	$350.00	0.00%

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	1	—	200	200.00	0.00
				$550		0.00%

(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
7	Long	U.S. Treasury 10YR Notes	March 2013	$931,429	$929,469	$(1,960)
3	Short	U.S. Long Bonds	March 2013	449,184	442,500	6,684
1	Short	U.S. Ultra Bonds	March 2013	165,682	162,594	3,088
						$7,812

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	65,000	USD	31,669	02/04/2013	$56	$—

Morgan Stanley and Co., Inc.	BRL	210,000	USD	100,628	01/03/2013	—	(1,936)
	USD	102,765	BRL	210,000	01/03/2013	—	(201)
						—	(2,137)
Royal Bank of Canada	BRL	210,000	USD	102,765	01/03/2013	201	—
	BRL	275,000	USD	132,809	02/04/2013	—	(936)
	USD	101,769	BRL	210,000	01/03/2013	795	—
	USD	21,778	MXN	283,000	01/15/2013	93	—
						1,089	(936)
Net Unrealized Appreciation (Depreciation)						$1,145	$(3,073)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Apparel Manufacturers	$32,751	$346,330	$—	$379,081
Beverages-Wine/Spirits	—	315,485	—	315,485
Brewery	—	325,523	—	325,523
Industrial Automated/Robotic	—	1,208,765	—	1,208,765
Insurance-Life/Health	82,981	574,387	—	657,368
Retail-Jewelry	—	917,501	—	917,501
Other Industries*	42,961,818	—	—	42,961,818
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	16,126	—	—	16,126
Asset Backed Securities	—	2,499,866	—	2,499,866
U.S. Corporate Bonds & Notes:
Airlines	—	67,364	—	67,364
Recycling	—	—	0	0
Other Industries*	—	4,759,093	—	4,759,093
Foreign Corporate Bonds & Notes:
Containers-Metal/Glass	—	—	0	0
Other Industries*	—	545,968	—	545,968
Foreign Government Agencies	—	451,571	—	451,571
Municipal Bond & Notes	—	183,289	—	183,289
U.S. Government Agencies	—	5,140,011	—	5,140,011
U.S. Government Treasuries	—	3,035,704	—	3,035,704
Warrants	—	—	550	550
Short-Term Investment Securities:
Commercial Paper	—	1,299,999	—	1,299,999
Time Deposits	—	127,000	—	127,000
Repurchase Agreements	—	2,923,000	—	2,923,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	9,772	—	—	9,772
Open Forward Foreign Currency
Contracts-Appreciation	—	1,145	—	1,145
Total	$43,103,448	$24,722,002	$550	$67,826,000

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$1,960	—	—	$1,960
Open Forward Foreign Currency
Contracts-Depreciation	—	3,073	—	3,073
Total	$1,960	$3,073	$—	$5,033

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $3,687,991 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no material transfers between Level 2 and Level 3 during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Invesments

22

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCK — 55.9%
Advanced Materials — 0.1%
Hexcel Corp.†	4,249	$114,553
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†	7,280	282,100
Aerospace/Defense — 0.1%
Boeing Co.	1,347	101,510
Aerospace/Defense-Equipment — 0.6%
Triumph Group, Inc.	8,041	525,078
United Technologies Corp.	2,025	166,070
		691,148
Agricultural Chemicals — 0.1%
Monsanto Co.	1,452	137,432
Mosaic Co.	447	25,313
		162,745
Apparel Manufacturers — 0.4%
Coach, Inc.	980	54,400
Prada SpA(1)	45,000	435,331
		489,731
Applications Software — 0.8%
Microsoft Corp.	37,170	993,554
Athletic Footwear — 0.4%
NIKE, Inc., Class B	9,874	509,498
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	10,328	133,748
Auto-Heavy Duty Trucks — 0.4%
Oshkosh Corp.†	10,915	323,630
PACCAR, Inc.	2,378	107,509
		431,139
Banks-Commercial — 0.7%
East West Bancorp, Inc.	17,712	380,631
Regions Financial Corp.	8,967	63,845
Signature Bank†	5,592	398,933
		843,409
Banks-Fiduciary — 0.0%
State Street Corp.	412	19,368
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,713	215,094
Fifth Third Bancorp	6,039	91,732
PNC Financial Services Group, Inc.	1,807	105,366
SunTrust Banks, Inc.	2,418	68,550
US Bancorp	3,607	115,208
Wells Fargo & Co.	8,242	281,712
		877,662
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	4,140	150,075
PepsiCo, Inc.	2,561	175,249
		325,324
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA(1)	3,387	398,266
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	4,703	410,989
Building & Construction-Misc. — 0.6%
MasTec, Inc.†	27,301	680,614
Casino Hotels — 0.8%
MGM Resorts International†	78,034	908,316
Wynn Resorts, Ltd.	972	109,340
		1,017,656
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	2,421	107,807
Chemtura Corp.†	16,937	360,081
Dow Chemical Co.	4,407	142,434
E.I. du Pont de Nemours & Co.	453	20,371
LyondellBasell Industries NV, Class A	2,441	139,357
		770,050
Commercial Services — 0.7%
Healthcare Services Group, Inc.	7,098	164,887
Iron Mountain, Inc.	20,568	638,636
		803,523
Commercial Services-Finance — 0.5%
Mastercard, Inc., Class A	1,157	568,411
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	20,235	559,295
Computer Data Security — 0.3%
Fortinet, Inc.†	18,729	394,620
Computer Services — 0.4%
International Business Machines Corp.	1,176	225,263
LivePerson, Inc.†	23,537	309,276
		534,539
Computer Software — 0.2%
Cornerstone OnDemand, Inc.†	7,118	210,195
Computers — 3.5%
Apple, Inc.	7,725	4,117,657
Hewlett-Packard Co.	1,772	25,251
		4,142,908
Computers-Memory Devices — 0.9%
EMC Corp.†	41,608	1,052,682
NetApp, Inc.†	481	16,138
		1,068,820
Computers-Periphery Equipment — 0.2%
Synaptics, Inc.†	9,500	284,715
Consulting Services — 0.1%
Advisory Board Co.†	3,388	158,524
Consumer Products-Misc. — 0.4%
Jarden Corp.	9,494	490,840
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	1,154	80,676
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,638	171,236
Procter & Gamble Co.	3,656	248,206
		419,442
Cruise Lines — 0.0%
Carnival Corp.	873	32,100
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	3,615	252,002
Diversified Banking Institutions — 0.7%
Bank of America Corp.	9,862	114,399
Citigroup, Inc.	4,150	164,174
Goldman Sachs Group, Inc.	2,025	258,309

1

JPMorgan Chase & Co.	4,884	214,749
Morgan Stanley	4,113	78,641
		830,272
Diversified Manufacturing Operations — 0.9%
Actuant Corp., Class A	15,743	439,387
Crane Co.	7,815	361,678
Dover Corp.	1,751	115,058
Eaton Corp PLC	570	30,894
General Electric Co.	7,768	163,051
		1,110,068
E-Commerce/Products — 2.6%
Amazon.com, Inc.†	2,143	538,193
eBay, Inc.†	50,310	2,566,816
		3,105,009
E-Commerce/Services — 0.3%
IAC/InterActiveCorp	2,298	108,696
Move, Inc.†	28,543	216,641
		325,337
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,301	174,821
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,717	88,941
Duke Energy Corp.	1,146	73,115
NextEra Energy, Inc.	1,212	83,858
PG&E Corp.	1,435	57,658
		303,572
Electronic Components-Misc. — 0.6%
TE Connectivity, Ltd.	18,746	695,851
Electronic Components-Semiconductors — 0.8%
Broadcom Corp., Class A	2,402	79,770
Cavium, Inc.†	6,585	205,518
Fairchild Semiconductor International, Inc.†	11,254	162,058
Intel Corp.	4,938	101,871
LSI Corp.†	32,201	227,983
Micron Technology, Inc.†	9,175	58,261
Texas Instruments, Inc.	3,109	96,193
		931,654
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,596	362,061
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	46,108	622,919
Engineering/R&D Services — 0.1%
Fluor Corp.	1,874	110,079
Enterprise Software/Service — 1.5%
Informatica Corp.†	8,788	266,452
Oracle Corp.	33,341	1,110,922
Proofpoint, Inc.†	15,914	195,902
Ultimate Software Group, Inc.†	1,844	174,092
		1,747,368
Entertainment Software — 0.3%
Activision Blizzard, Inc.	556	5,905
Take-Two Interactive Software, Inc.†	28,015	308,445
		314,350
Finance-Investment Banker/Broker — 0.3%
Evercore Partners, Inc., Class A	11,598	350,144
Food-Misc./Diversified — 0.2%
Annie’s, Inc.†	6,076	203,121
Kellogg Co.	1,619	90,421
		293,542
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	1,241	47,865
Marriott International, Inc., Class A	1,790	66,713
Starwood Hotels & Resorts Worldwide, Inc.	966	55,410
		169,988
Human Resources — 0.4%
Monster Worldwide, Inc.†	11,518	64,731
Team Health Holdings, Inc.†	12,885	370,702
		435,433
Industrial Automated/Robotic — 1.3%
FANUC Corp.(1)	8,200	1,524,903
Instruments-Controls — 0.1%
Honeywell International, Inc.	2,113	134,112
Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	2,032	108,366
Prudential PLC(1)	52,405	731,222
		839,588
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,268	74,708
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,538	115,842
Internet Telephone — 0.3%
BroadSoft, Inc.†	10,406	378,050
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	3,756	488,843
Franklin Resources, Inc.	291	36,579
T. Rowe Price Group, Inc.	2,113	137,620
		663,042
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	932	83,489
Machinery-General Industrial — 0.3%
Chart Industries, Inc.†	3,906	260,413
Gardner Denver, Inc.	1,838	125,903
		386,316
Medical Instruments — 0.5%
Endologix, Inc.†	38,272	544,993
Medical-Biomedical/Gene — 3.5%
Ariad Pharmaceuticals, Inc.†	16,011	307,091
Celgene Corp.†	30,870	2,430,086
Cubist Pharmaceuticals, Inc.†	10,441	439,149
Gilead Sciences, Inc.†	6,770	497,257
Vertex Pharmaceuticals, Inc.†	11,293	473,628
		4,147,211

2

Medical-Drugs — 1.1%
Abbott Laboratories	603	39,496
Eli Lilly & Co.	1,960	96,667
Jazz Pharmaceuticals PLC†	8,325	442,890
Johnson & Johnson	3,767	264,067
Merck & Co., Inc.	3,745	153,320
Pfizer, Inc.	11,344	284,508
		1,280,948
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	2,582	140,048
Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	9,140	441,919
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	6,310	1,195,240
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,212	109,850
Metal-Diversified — 0.7%
Turquoise Hill Resources, Ltd.†	112,459	855,813
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,372	52,904
Multimedia — 1.8%
News Corp., Class A	78,534	2,005,758
Time Warner, Inc.	1,461	69,880
Walt Disney Co.	2,781	138,466
		2,214,104
Networking Products — 0.6%
Cisco Systems, Inc.	5,096	100,136
NETGEAR, Inc.†	4,707	185,550
Procera Networks, Inc.†	20,813	386,081
		671,767
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	1,843	136,953
Apache Corp.	1,090	85,565
Cabot Oil & Gas Corp.	1,352	67,249
Continental Resources, Inc.†	1,022	75,107
Devon Energy Corp.	387	20,139
Energy XXI Bermuda, Ltd.	8,555	275,385
EOG Resources, Inc.	582	70,300
EQT Corp.	621	36,627
Newfield Exploration Co.†	435	11,649
Noble Energy, Inc.	621	63,181
Occidental Petroleum Corp.	1,713	131,233
Range Resources Corp.	902	56,673
Rex Energy Corp.†	22,637	294,734
Southwestern Energy Co.†	1,610	53,790
Triangle Petroleum Corp.†	42,558	254,922
		1,633,507
Oil Companies-Integrated — 0.7%
Chevron Corp.	2,288	247,424
Exxon Mobil Corp.	3,017	261,121
Hess Corp.	2,591	137,220
Marathon Petroleum Corp.	892	56,196
Suncor Energy, Inc.	3,613	119,157
		821,118
Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	5,886	429,972
Forum Energy Technologies, Inc.†	10,402	257,450
National Oilwell Varco, Inc.	1,532	104,712
		792,134
Oil-Field Services — 0.5%
Hornbeck Offshore Services, Inc.†	3,510	120,534
Schlumberger, Ltd.	6,384	442,347
Weatherford International, Ltd.†	3,017	33,760
		596,641
Patient Monitoring Equipment — 0.3%
Insulet Corp.†	18,008	382,130
Pharmacy Services — 1.8%
Catamaran Corp.†	1,764	83,102
Express Scripts Holding Co.†	38,019	2,053,026
		2,136,128
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	5,929	92,907
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	6,672	108,553
Resort/Theme Parks — 0.2%
Vail Resorts, Inc.	3,844	207,922
Retail-Apparel/Shoe — 1.9%
Francesca’s Holdings Corp.†	10,674	277,097
Hot Topic, Inc.	13,255	127,911
Limited Brands, Inc.	32,247	1,517,544
PVH Corp.	518	57,503
Urban Outfitters, Inc.†	6,170	242,851
		2,222,906
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	200	70,886
Retail-Automobile — 0.2%
Penske Automotive Group, Inc.	9,197	276,738
Retail-Building Products — 0.2%
Home Depot, Inc.	3,377	208,867
Retail-Discount — 0.1%
Target Corp.	1,231	72,838
Wal-Mart Stores, Inc.	574	39,164
		112,002
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,615	126,435
Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	10,624	212,480
Retail-Jewelry — 1.0%
Cie Financiere Richemont SA, Class A(1)	14,507	1,160,030
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	1,212	47,292
Retail-Restaurants — 0.3%
Domino’s Pizza, Inc.	8,023	349,402
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,740	124,643

3

Retail-Vitamins & Nutrition Supplements — 0.2%
GNC Holdings, Inc., Class A	6,200	206,336
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	5,029	311,899
Software Tools — 0.1%
VMware, Inc., Class A†	1,124	105,813
Steel-Producers — 0.4%
Carpenter Technology Corp.	6,102	315,046
Reliance Steel & Aluminum Co.	1,337	83,028
United States Steel Corp.	2,330	55,617
		453,691
Telephone-Integrated — 0.3%
AT&T, Inc.	3,744	126,210
CenturyLink, Inc.	2,680	104,842
Verizon Communications, Inc.	3,366	145,647
		376,699
Theaters — 0.2%
Cinemark Holdings, Inc.	10,162	264,009
Therapeutics — 0.3%
BioMarin Pharmaceutical, Inc.†	6,559	323,031
Tobacco — 0.1%
Altria Group, Inc.	3,566	112,044
Transport-Rail — 0.3%
Union Pacific Corp.	2,422	304,494
Transport-Services — 1.8%
C.H. Robinson Worldwide, Inc.	9,923	627,332
Hub Group, Inc., Class A†	9,536	320,410
United Parcel Service, Inc., Class B	15,899	1,172,233
		2,119,975
Transport-Truck — 0.3%
Swift Transportation Co.†	43,465	396,401
Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co.	9,513	626,812
Web Portals/ISP — 0.3%
Google, Inc., Class A†	510	361,779
Wireless Equipment — 1.7%
Aruba Networks, Inc.†	16,904	350,758
Crown Castle International Corp.†	17,890	1,290,942
SBA Communications Corp., Class A†	6,173	438,407
		2,080,107
Total Common Stock (cost $53,142,671)		66,716,800
PREFERRED STOCK — 0.0%
Banks-Commercial — 0.0%
City National Corp. Series C 5.50%	450	10,935
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	14	12,124
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	8,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	500	875
Total Preferred Stock (cost $28,879)		23,935
ASSET BACKED SECURITIES — 6.5%
Diversified Financial Services — 6.5%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	80,000	83,063
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	193,469	198,348
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	65,000	67,330
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	65,000	67,692
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	160,000	173,055
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A
5.68% due 02/20/2014*	88,333	88,769
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(5)	4,548	4,457

4

Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(6)	125,000	147,570
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(5)	21,912	21,689
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(5)	62,382	63,120
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(5)	3,215	3,236
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(5)	30,000	30,019
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(6)	100,000	115,848
BB-UBS Trust 2012-SHOW Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	100,000	102,714
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.84% due 02/25/2036(5)	260,740	207,666
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(6)	125,000	148,067
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	20,650	21,045
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(5)	1,174	1,173
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/2036(5)	143,994	120,260
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	134,442	158,865
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(6)	62,042	64,467
Commercial Mtg. Pass Through Certs. Series 2012-CR5, Class A4 2.77% due 12/10/2045(6)	25,000	25,522
Commercial Mtg. Pass Through Certs. Series 2010-C1, Class A3 4.21% due 07/10/2046*(6)	110,000	125,292
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.37% due 01/25/2037(5)	151,762	111,034
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	25,000	24,796
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	2,319	2,334
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(5)	125,911	116,414
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(5)	6,276	5,993
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(6)	125,000	148,903
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	122,774	129,008
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/2035(5)	213,360	186,592
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(5)	7,192	7,294
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	100,000	100,660
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(6)	330,000	363,801
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	105,000	120,931
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	15,000	15,385
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	110,000	112,101
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	115,000	124,226
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(6)	100,000	116,859
GS Mtg. Securities Corp. II Series 2011-GC3, Class A4 4.75% due 03/10/2044*(6)	100,000	118,272
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,000	36,698

5

GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(6)	500,000	528,340
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(6)	155,000	156,091
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.77% due 01/25/2036(5)	101,352	87,235
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.86% due 03/25/2037(5)	56,643	44,596
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.91% due 04/25/2035(5)	76,789	68,019
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.92% due 04/25/2036(5)	18,417	14,862
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/2014*	75,000	75,417
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.74% due 05/25/2035(5)	120,131	103,040
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(6)	90,000	91,952
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	100,000	109,456
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	130,000	149,197
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/2041(6)	80,000	97,457
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.52% due 02/25/2035(5)	128,407	129,437
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.69% due 12/25/2034(5)	90,833	90,801
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(6)	170,000	197,196
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	105,258	94,869
MortgageIT Trust FRS Series 2005-4, Class A1 0.48% due 10/25/2035(5)	275,335	228,260
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(5)	6,243	6,065
MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(5)	2,728	2,413
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.97% due 08/25/2034	3,581	3,563
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(6)	165,000	193,631
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.31% due 02/25/2037	57,917	37,228
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	115,000	118,421
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	25,000	25,853
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.28% due 04/25/2037	275,648	137,881
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.34% due 05/25/2037	132,829	74,482
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.70% due 02/20/2047(5)	159,891	137,305
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	22,286	22,384
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	23,483	24,499
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(6)	120,000	129,997
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,208
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(6)	19,000	21,459
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(5)	187,590	186,965
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.63% due 01/25/2035(5)	254,920	249,821
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(5)	101,790	85,809

6

WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(6)	60,000	61,948
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(6)	75,000	88,758
Total Asset Backed Securities (cost $7,385,114)		7,775,483
U.S. CORPORATE BONDS & NOTES — 11.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	14,000	14,037
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	168,000	181,860
		195,897
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	10,000	10,850
Advertising Services — 0.0%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	2,000	2,020
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	5,000	4,487
		6,507
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	20,000	22,150
General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022	13,000	12,722
Lockheed Martin Corp. Notes 4.07% due 12/15/2042*	9,000	8,845
		43,717
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	30,000	33,375
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	145,000	159,757
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	17,397	15,135
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	70,000	73,675
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	29,506	31,607
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	56,641	60,606
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	70,126	80,996
		262,019
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	3,000	3,150
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	13,000	13,130
Banks-Commercial — 0.2%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	19,000	20,856
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	145,000	145,132
Regions Bank Sub. Notes 7.50% due 05/15/2018	10,000	12,063
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	10,000	10,288
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	19,000	19,850
		208,189
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	12,000	12,129
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.86% due 03/01/2027	16,000	13,118
Comerica Bank Sub. Notes 5.20% due 08/22/2017	8,000	9,264
		22,382

7

Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	35,000	38,587
Banks-Super Regional — 0.4%
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/2040	7,000	7,000
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014	8,000	8,086
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	15,000	15,311
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	50,000	57,201
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	9,000	11,011
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	90,000	96,133
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,192
US Bancorp Senior Notes 1.65% due 05/15/2017	11,000	11,208
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	76,000	91,051
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	105,000	105,172
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(7)	10,000	11,475
		415,840
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	5,000	5,225
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	45,000	73,902
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	20,000	21,115
		95,017
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	30,000	32,700
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	120,000	124,568
		157,268
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,250
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	20,000	20,688
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	5,000	5,800
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	2,000	1,995
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	55,000	59,331
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	40,000	43,700
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	6,000	7,040
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	10,000	10,313
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	38,000	41,442
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	30,544
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	30,000	34,650
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	85,000	87,691
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	30,000	34,044
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	68,400
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	13,203

8

Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	73,000	71,193
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	58,260
		561,806
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(8)	1,227	1,331
Caesars Entertainment Operations Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	3,000	3,214
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018	5,000	4,300
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	15,000	17,100
		25,945
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	100,000	104,974
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	40,000	42,350
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	10,000	11,625
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,185
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,700
		185,834
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	6,000	6,600
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	85,000	94,496
		101,096
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/2013	37,000	37,476
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,899
NewMarket Corp. Company Guar. Notes 4.10% due 12/15/2022*	3,000	3,053
		47,428
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	3,000	2,790
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	15,000	16,237
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	10,825
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	10,000	10,625
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	66,000	70,785
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	30,000	34,350
		145,612
Commercial Services-Finance — 0.0%
Equifax, Inc. Senior Notes 3.30% due 12/15/2022	6,000	5,952
Western Union Co. Senior Notes 2.38% due 12/10/2015	2,000	2,009
Western Union Co. Notes 2.88% due 12/10/2017	10,000	9,908
		17,869
Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	10,000	9,951
Autodesk, Inc. Senior Notes 3.60% due 12/15/2022	8,000	8,035
		17,986
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,824
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	20,000	27,059

9

SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	5,000	5,113
		43,996
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	20,000	20,848
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	3,000	3,098
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	10,000	10,962
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	15,000	16,050
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	5,000	5,437
		21,487
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,369
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	2,100	2,121
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	7,000	7,037
Diversified Banking Institutions — 1.9%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,349
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 01/31/2013(7)	41,000	34,384
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	45,000	45,614
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	1,000	1,095
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	100,000	116,344
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	8,000	9,325
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	145,000	173,606
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	175,652
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	50,000	51,206
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	120,000	132,936
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	25,000	26,302
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	50,000	55,427
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	15,000	15,898
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(7)	5,000	5,049
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	105,000	114,437
Citigroup, Inc. Notes 8.50% due 05/22/2019	50,000	67,232
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	150,000	164,577
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	125,000	135,345
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	60,000	70,486
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	38,000	43,066
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	55,000	69,204
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	75,000	77,234
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	44,485
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	33,547

10

JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	155,000	164,849
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	11,000	12,851
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(7)	10,000	11,330
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.31% due 05/15/2077	5,000	3,800
Morgan Stanley Senior Notes 4.75% due 03/22/2017	11,000	12,001
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	56,000	57,982
Morgan Stanley Senior Notes 5.50% due 07/28/2021	11,000	12,489
Morgan Stanley Senior Notes 5.63% due 09/23/2019	100,000	113,098
Morgan Stanley Senior Notes 6.38% due 07/24/2042	59,000	69,166
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	147,322
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,698
		2,277,386
Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	15,000	18,069
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	6,000	6,017
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	132,000	150,617
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	113,000	134,332
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	89,065
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	75,000	90,469
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	80,000	103,898
		592,467
Diversified Manufacturing Operations — 0.0%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	7,000	6,933
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	3,000	3,101
Textron, Inc. Senior Notes 4.63% due 09/21/2016	20,000	21,784
		31,818
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/2017	20,000	21,250
Electric-Distribution — 0.0%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*	6,000	5,945
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	12,000	11,751
		17,696
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	5,000	5,775
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	22,000	24,108
		29,883
Electric-Integrated — 0.3%
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	30,000	30,105
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	13,000	13,183
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	3,000	2,945
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,502
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	32,100
Edison International Senior Notes 3.75% due 09/15/2017	50,000	54,219
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	88,952

11

Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	3,000	3,003
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	12,000	11,845
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	13,000	13,935
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	6,000	5,819
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,483
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	6,000	6,743
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,550
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	6,000	6,107
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	64,451
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041	7,000	7,105
		382,047
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	7,000	7,770
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	3,000	2,955
Intel Corp. Senior Notes 4.00% due 12/15/2032	12,000	11,928
		14,883
Finance-Auto Loans — 0.2%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	7,000	7,040
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	200,000	213,323
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,736
		226,099
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	18,000	18,249
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/2033	65,000	60,288
SLM Corp. Senior Notes 6.25% due 01/25/2016	71,000	77,212
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,025
SLM Corp. Senior Notes 8.45% due 06/15/2018	10,000	11,700
		160,225
Finance-Investment Banker/Broker — 0.4%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	8,000	9,022
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	70,000	87,713
Lazard Group LLC Senior Notes 6.85% due 06/15/2017	125,000	144,477
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,337
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	15,000	2
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	13,000	14,311
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	163,732
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	66,300
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	4,000	5,207
		493,102
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016*	10,000	10,100
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	6,000	6,360

12

Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	12,000	12,489
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	6,000	6,469
Milestone Aviation Group LLC Senior Notes 8.63% due 12/15/2017*	2,000	2,005
		37,423
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	6,000	6,044
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	10,000	9,475
		15,519
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	41,000	56,532
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	91,481
Southern Union Co. Senior Notes 7.60% due 02/01/2024	6,000	7,641
		99,122
Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	4,000	4,018
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	7,000	7,093
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,038
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	5,000	5,538
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	17,227	19,036
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	27,000	29,835
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,612
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,900
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	11,200
		71,583
Insurance-Life/Health — 0.1%
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	24,000	24,127
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	10,000	9,985
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	13,000	14,250
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	10,000	10,363
		58,725
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	60,000	69,075
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	75,000	105,531
		174,606
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	10,000	10,473
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	120,803
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	18,331
		149,607
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	125,000	181,250
Insurance-Reinsurance — 0.0%
Swiss Re Treasury US Corp. Company Guar. Notes 2.88% due 12/06/2022*	15,000	15,011

13

Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	40,000	47,300
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	22,500
		69,800
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,290
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,300
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,947
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	3,000	3,188
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	23,050
		41,185
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	150,000	164,728
Medical-Drugs — 0.2%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	11,000	11,074
AbbVie, Inc. Company Guar. Notes 1.75% due 11/06/2017*	195,000	197,121
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	13,000	13,168
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	6,000	6,379
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	3,000	3,199
Johnson & Johnson Notes 5.55% due 08/15/2017	15,000	18,097
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	11,000	10,991
		260,029
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	11,000	10,905
Mylan, Inc. Senior Notes 7.88% due 07/15/2020*	10,000	11,818
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	4,000	4,053
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	4,000	4,083
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	4,000	4,164
		35,023
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 4.00% due 02/15/2022	16,000	17,491
Cigna Corp. Senior Notes 5.38% due 02/15/2042	7,000	8,150
Cigna Corp. Senior Notes 6.15% due 11/15/2036	3,000	3,657
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	50,000	52,723
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	7,000	7,063
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	11,000	11,087
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	90,000	91,118
		191,289
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	3,000	3,218
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	31,000	32,317
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	37,000	41,625
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	10,000	11,075
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	60,000	66,900

14

IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	5,000	4,725
		159,860
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	6,000	6,010
Precision Castparts Corp. Senior Notes 2.50% due 01/15/2023	35,000	35,224
		41,234
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	9,000	9,058
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,175
Multimedia — 0.6%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	4,000	4,020
CC Holdings GS V LLC Senior Sec. Notes 3.85% due 04/15/2023*	8,000	8,138
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	133,987
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	110,000	110,468
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	121,115
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	9,000	10,833
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	141,338
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	9,000	13,135
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	149,000	146,572
		689,606
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,220
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*	5,000	4,750
Non-Profit Charity — 0.0%
Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022	9,000	9,084
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042	6,000	6,119
		15,203
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/2015	40,000	42,068
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	3,000	3,232
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	12,000	13,033
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	10,000	10,127
		26,392
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,150
Anadarko Petroleum Corp. Notes 6.20% due 03/15/2040	5,000	6,167
Apache Corp. Senior Notes 4.25% due 01/15/2044	10,000	10,217
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	15,000	15,825
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	10,000	10,775
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,850
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,180
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	5,025
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	4,000	2,960

15

Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	15,000	16,200
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,550
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	6,000	6,287
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	12,000	13,607
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,673
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,428
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,762
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	45,000	48,150
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	23,000	27,775
		219,581
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	2,000	2,534
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	8,000	8,049
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	18,000	17,519
		28,102
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	5,000	5,300
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,325
		10,625
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	30,000	32,700
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	20,000	23,793
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	8,000	8,400
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	40,000	50,174
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	5,000	5,125
		120,192
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	170,000	173,171
Pipelines — 0.2%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	2,000	2,030
El Paso Corp. Company Guar. Notes 7.00% due 06/15/2017	45,000	51,405
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	9,000	8,824
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	50,000	57,750
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	10,000	12,243
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,338
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	40,000	43,966
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	2,000	2,105
		183,661
Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,469
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	112,274
Camden Property Trust Senior Notes 2.95% due 12/15/2022	6,000	5,850
Duke Realty LP Senior Notes 6.75% due 03/15/2020	45,000	54,409

16

DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	35,000	38,238
HCP, Inc. Senior Notes 3.75% due 02/01/2016	55,000	58,373
HCP, Inc. Senior Notes 6.00% due 01/30/2017	90,000	103,387
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	139,193
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	27,500
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	133,260
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,737
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	21,022
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,331
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	150,000	153,131
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	94,048
		976,222
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	125,000	142,954
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,650
		153,604
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,558
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	90,000	94,164
		104,722
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	31,746
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	34,425
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	5,000	5,750
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	22,425
		62,600
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	80,000	86,757
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	25,000	26,844
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	8,000	10,238
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	124,206	156,344
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,542	11,251
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,729	15,316
		193,149
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	5,000	5,250
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	16,275
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	20,000	21,700
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	16,000	15,840
		37,540

17

Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	10,000	11,200
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	3,000	3,165
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	1,000	1,064
		15,429
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	4,000	4,240
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	20,000	22,050
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	12,000	12,752
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	18,000	21,473
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022	16,000	16,083
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	4,000	4,073
		54,381
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	8,000	8,546
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	7,813
		16,359
Security Services — 0.0%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	9,000	8,929
ADT Corp. Senior Notes 3.50% due 07/15/2022*	9,000	8,753
		17,682
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	15,000	16,312
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,488
Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	12,000	14,371
Qwest Corp. Senior Notes 7.50% due 10/01/2014	20,000	21,890
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,312
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	200,000	210,116
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	170,000	248,895
		500,584
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.63% due 12/01/2022	6,000	6,010
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*	7,000	7,031
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	7,000	7,032
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	56,000	66,712
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	24,000	30,773
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	8,000	10,463
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	9,000	10,790
Centurylink, Inc. Senior Notes 5.15% due 06/15/2017	25,000	26,936
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	50,000	52,856
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,750
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	40,000	46,200
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,345

18

Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	5,000	6,769
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	75,000	84,375
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,463
		369,505
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	80,000	107,901
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	49,000	68,596
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	60,000	76,562
		145,158
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	11,000	13,356
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	12,000	12,238
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	3,000	3,195
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	110,000	110,296
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	9,000	9,183
		119,479
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	15,000	16,537
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	5,000	5,263
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,481
Total U.S. CORPORATE BONDS & NOTES (cost $12,694,427)		13,738,100
FOREIGN CORPORATE BONDS & NOTES — 1.7%
Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	15,000	15,057
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	108,000	119,490
		134,547
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 1.01% due 03/09/2015	20,000	18,949
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	150,000	179,419
Brewery — 0.0%
Heineken NV Senior Notes 1.40% due 10/01/2017*	6,000	5,982
Heineken NV Senior Notes 2.75% due 04/01/2023*	11,000	10,801
		16,783
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	2,000	2,095
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	5,000	5,238
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	5,000	5,875
		11,113
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 3.25% due 12/15/2019	9,000	9,052
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	6,000	5,845
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	45,000	48,263

19

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005†(2)(3)	25,000	0
Diversified Banking Institutions — 0.3%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	125,000	126,793
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	70,000	82,662
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	66,000	67,545
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	42,219
		319,219
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,137
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	10,000	11,350
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	6,000	5,995
		28,482
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	35,000	35,700
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,135
		41,835
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(7)	2,000	1,995
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	11,200
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	88,000	88,926
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	8,000	8,199
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	75,000	82,119
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	7,000	8,569
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	6,000	7,457
		195,270
Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	14,000	18,523
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	204,500
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000	16,650
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	10,425
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	30,000	43,420
		293,518
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	11,000	11,245
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	18,000	18,727
BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022	6,000	5,945
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	13,000	14,982
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	120,000	135,098
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	60,000	76,025
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	65,000	71,500
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	11,000
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	11,000	11,170
		355,692
Oil-Field Services — 0.0%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	11,000	10,953

20

Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(8)	2,983		3,169
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.25% due 08/05/2015		50,000	50,504
Telecom Services — 0.1%
Vivendi SA Senior Notes 2.40% due 04/10/2015*		91,000	92,818
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*		10,000	10,050
			102,868
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		75,000	112,368
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021		12,000	12,795
			125,163
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		20,000	20,975
Total Foreign Corporate Bonds & Notes (cost $1,882,288)			1,986,909
FOREIGN GOVERNMENT AGENCIES — 0.9%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		12,000	12,161
Province of British Columbia Senior Notes 2.85% due 06/15/2015		3,000	3,173
			15,334
Sovereign — 0.9%
Brazil Letras do Tesouro Nacional Bills zero coupon due 04/01/2013	BRL	1,200,000	576,466
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025		16,000	26,000
Government of Canada Senior Notes 0.88% due 02/14/2017		12,000	12,097
Government of Romania Senior Notes 6.75% due 02/07/2022		32,000	38,880
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		20,000	30,880
Republic of Colombia Senior Notes 8.13% due 05/21/2024		25,000	37,625
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		45,000	45,495
Republic of Hungary Senior Notes 6.25% due 01/29/2020		14,000	15,453
Republic of Peru Senior Notes 7.13% due 03/30/2019		21,000	27,489
Republic of Poland Senior Notes 3.00% due 03/17/2023		30,000	29,925
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		22,000	38,170
Republic of Turkey Senior Notes 7.38% due 02/05/2025		23,000	31,165
Republic of Turkey Senior Notes 11.88% due 01/15/2030		10,000	19,638
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		10,000	11,650
Russian Federation Senior Notes 7.50% due 03/31/2030(9)		41,850	53,752
United Mexican States Senior Notes 3.63% due 03/15/2022		30,000	32,812
United Mexican States Senior Notes 4.75% due 03/08/2044		68,000	76,840
United Mexican States Senior Notes Series A 6.05% due 01/11/2040		19,000	25,479
			1,129,816
Total Foreign Government Agencies (cost $1,129,740)			1,145,150
MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds — 0.4%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040		50,000	73,797
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		13,000	14,642

21

Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	10,000	9,870
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	14,000	15,513
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	91,415
State of California General Obligation Bonds 6.51% due 04/01/2039	35,000	40,216
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	86,508
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	120,000	136,715
Total Municipal Bonds & Notes (cost $392,384)		468,676
U.S. GOVERNMENT AGENCIES — 12.0%
Federal Home Loan Mtg. Corp. — 0.7%
3.00% due 08/01/2027	19,638	20,780
3.00% due 10/01/2042	25,897	27,299
3.00% due 11/01/2042	18,933	19,813
3.50% due 03/01/2042	13,881	14,840
4.00% due 05/01/2040	53,426	58,521
4.50% due 01/01/2039	8,242	8,844
5.00% due 05/01/2020	360,825	388,599
5.00% due 05/01/2034	60,819	67,225
5.00% due 07/01/2035	9,920	10,711
5.00% due 08/01/2035	61,396	66,296
5.50% due 07/01/2034	17,422	18,935
5.50% due 05/01/2037	13,338	14,459
5.50% due 09/01/2037	26,208	28,312
5.50% due 04/01/2038	5,071	5,475
5.50% due 07/01/2038	12,328	13,318
6.00% due 08/01/2026	67,587	73,763
6.00% due 12/01/2036	12,520	13,644
6.50% due 05/01/2016	90	90
6.50% due 05/01/2029	3,954	4,629
6.50% due 03/01/2036	15,740	17,903
6.50% due 05/01/2036	1,223	1,391
7.00% due 04/01/2032	5,587	6,548
7.50% due 08/01/2023	417	486
7.50% due 08/01/2025	1,744	1,769
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(5)	15,550	17,381
Series 1226, Class Z
7.75% due 03/15/2022(5)	1,044	1,140
		902,171
Federal National Mtg. Assoc. — 7.0%
3.00% due 06/01/2042	14,310	15,010
3.00% due 12/01/2042	8,986	9,425
3.00% due January TBA	4,000,000	4,191,250
3.50% due 12/01/2041	68,581	73,176
3.50% due 04/01/2042	47,532	50,820
3.50% due 05/01/2042	27,799	29,722
4.00% due 11/01/2040	35,974	38,602
4.00% due 12/01/2040	86,754	94,176
4.00% due 11/01/2041	13,132	14,096
4.00% due 01/01/2042	37,016	40,204
4.50% due 01/01/2039	16,526	17,857
4.50% due 06/01/2039	447,843	497,219
4.56% due 01/01/2015	530,360	552,511
4.85% due 11/01/2015	577,479	627,180
5.00% due 03/01/2018	8,782	9,543
5.00% due 06/01/2019	3,520	3,825
5.00% due 02/01/2020	16,240	17,648
5.00% due 05/01/2035	11,225	12,218
5.00% due 07/01/2040	184,889	201,206
5.50% due 03/01/2018	16,126	17,471
5.50% due 05/01/2020	38,547	41,336
5.50% due 06/01/2020	93,116	100,880
5.50% due 11/01/2022	12,310	13,313
5.50% due 12/01/2029	11,035	12,004
5.50% due 06/01/2034	11,331	12,396
5.50% due 06/01/2035	654,799	737,036
5.50% due 12/01/2035	34,405	37,597
5.50% due 06/01/2036	243,810	267,954
5.50% due 11/01/2036	9,765	10,622
5.50% due 12/01/2036	12,079	13,140
5.50% due 03/01/2037	1,992	2,165
5.50% due 05/01/2037	19,039	20,690
5.50% due 06/01/2038	14,921	16,213
5.50% due 07/01/2038	21,649	23,522
5.50% due 06/01/2039	16,640	18,083
6.00% due 06/01/2017	7,457	8,021
6.00% due 06/01/2021	231,675	254,595
6.00% due 12/01/2033	29,390	32,828
6.00% due 05/01/2034	22,387	24,894
6.00% due 07/01/2034	5,814	6,465
6.50% due 09/01/2032	39,066	44,493
6.50% due 07/01/2036	10,937	12,268
7.00% due 06/01/2037	77,731	88,542
Federal National Mtg. Assoc. REMIC
Series 2010-112, Class AB
4.00% due 11/25/2035(5)	3,212	3,234
Series 2010-6, Class DG
5.00% due 11/25/2037(5)	6,921	6,988
		8,322,438
Government National Mtg. Assoc. — 4.3%
4.00% due 07/15/2041	77,363	84,922
4.00% due 08/15/2041	28,446	31,226
4.00% due 10/15/2041	75,934	83,353
4.00% due January TBA	2,000,000	2,193,438
4.50% due 06/15/2041	2,411,041	2,640,193
6.00% due 11/15/2028	57,447	66,077
7.00% due 07/15/2033	22,395	26,981
7.50% due 01/15/2032	6,278	7,677
8.50% due 11/15/2017	841	905
9.00% due 11/15/2021	361	397
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/2035(5)	1,887	2,177
Series 2005-74, Class HC

22

7.50% due 09/16/2035(5)	11,677	13,510
		5,150,856
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	9,000	8,944
Total U.S. Government Agencies (cost $13,987,685)		14,384,409
U.S. GOVERNMENT TREASURIES — 6.3%
United States Treasury Bonds — 2.3%
2.75% due 08/15/2042	175,000	168,984
2.75% due 11/15/2042	1,000	963
3.13% due 11/15/2041	236,000	247,026
3.88% due 08/15/2040	6,000	7,211
4.38% due 02/15/2038	725,000	940,688
4.38% due 11/15/2039	629,200	818,550
4.50% due 02/15/2036	165,000	217,156
4.75% due 02/15/2041	206,000	283,990
5.25% due 11/15/2028	18,000	24,868
5.38% due 02/15/2031	65,000	92,788
		2,802,224
United States Treasury Notes — 4.0%
0.13% due 04/15/2016 TIPS(11)	445,392	468,983
0.13% due 04/15/2017 TIPS(11)	1,273,050	1,363,257
0.25% due 03/31/2014	25,000	25,012
0.25% due 11/30/2014	6,000	6,000
0.38% due 04/15/2015	25,000	25,045
0.50% due 07/31/2017	5,000	4,970
0.63% due 05/31/2017	5,000	5,008
0.63% due 08/31/2017	283,000	282,735
0.63% due 09/30/2017	21,000	20,962
0.75% due 12/31/2017	6,000	6,010
0.88% due 02/28/2017	25,000	25,328
0.88% due 07/31/2019	50,000	49,383
1.00% due 10/31/2016	110,000	112,097
1.00% due 03/31/2017	78,000	79,396
1.13% due 05/31/2019	150,000	150,949
1.25% due 10/31/2015	52,000	53,320
1.38% due 02/15/2013(10)	825,000	826,256
1.63% due 08/15/2022	172,000	170,871
1.75% due 07/31/2015	75,000	77,742
1.75% due 05/15/2022	43,000	43,373
2.00% due 02/15/2022	113,000	116,858
2.13% due 05/31/2015	12,000	12,520
2.75% due 12/31/2017	15,000	16,505
4.25% due 11/15/2014	750,000	805,694
		4,748,274
Total U.S. Government Treasuries (cost $7,155,889)		7,550,498
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(2)(3)	48	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $500.00)	2	700
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $687.00)	2	400
		1,100
Total Warrants (cost $49)		1,100
Total Long-Term Investment Securities (cost $97,799,126)		113,791,060

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Commercial Paper — 1.4%
BNP Paribas Finance, Inc 0.16% due 01/02/13	$1,600,000	1,599,999
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/13	264,000	264,000
Total Short-Term Investment Securities (cost $1,863,999)		1,863,999
REPURCHASE AGREEMENTS — 8.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $166,000 and collateralized by $170,000 of United States Treasury Notes, bearing interest at 0.25%, due 10/15/2015 and having an approximate value of $169,788	166,000	166,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	1,535,000	1,535,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)	1,420,000	1,420,000
BNP Paribas SA Joint Repurchase Agreement(12)	1,420,000	1,420,000
Deutsche Bank AG Joint Repurchase Agreement(12)	555,000	555,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	1,910,000	1,910,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)	1,212,000	1,212,000
UBS Securities LLC Joint Repurchase Agreement(12)	1,775,000	1,775,000
Total Repurchase Agreements (cost $9,993,000)		9,993,000
TOTAL INVESTMENTS (cost $109,656,125)(14)	105.2%	125,648,059
Liabilities in excess of other assets	(5.2)	(6,236,353)
NET ASSETS	100.0%	$119,411,706

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $4,760,015 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $4,660,741 representing 3.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $1,104 representing 0.0% of net assets.

23

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	2	$—	$700	$350.00	0.00%

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	2	—	400	200.00	0.00
				$1,100		0.00%

(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
5	Long	Australian 10YR Bonds	March 2013	$636,368	$640,300	$3,932
3	Short	Euro Bund	March 2013	572,727	576,713	(3,986)
16	Long	U.S. Treasury 5YR Notes	March 2013	1,993,828	1,990,625	(3,203)
12	Long	U.S. Treasury 10YR Notes	March 2013	1,591,134	1,593,375	2,241
11	Short	U.S. Long Bonds	March 2013	1,646,661	1,622,500	24,161
2	Short	U.S. Ultra Bonds	March 2013	331,364	325,188	6,176
						$29,321

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	210,000	USD	102,314	02/04/2013	$182	$—

Morgan Stanley and Co., Inc.	BRL	700,000	USD	335,426	01/03/2013	—	(6,455)
	USD	342,550	BRL	700,000	01/03/2013	—	(669)
						—	(7,124)
Royal Bank of Canada	BRL	700,000	USD	342,550	01/03/2013	669	—
	BRL	910,000	USD	439,462	02/04/2013	—	(3,113)
	USD	339,229	BRL	700,000	01/03/2013	2,651	—
	USD	71,797	MXN	933,000	01/15/2013	306	—
						3,626	(3,113)
Net Unrealized Appreciation (Depreciation)						$3,808	$(10,237)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Apparel Manufacturers	$54,400	$435,331	$—	$489,731
Beverages-Wine/Spirits	—	398,266	—	398,266
Brewery	—	410,989	—	410,989
Industrial Automated/Robotic	—	1,524,903	—	1,524,903
Insurance-Life/Health	108,366	731,222	—	839,588
Retail-Jewelry	—	1,160,030	—	1,160,030
Other Industries*	61,893,293	—	—	61,893,293
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	23,934	—	—	23,934
Asset Backed Securities:
Diversified Financial Services	—	7,775,483	—	7,775,483
U.S. Corporate Bonds & Notes:
Airlines	—	262,019	—	262,019
Recycling	—	—	0	0
Other Industries*	—	13,476,081	—	13,476,081
Foreign Corporate Bonds & Notes:
Containers-Metal/Glass	—	—	0	0
Other Industries*	—	1,986,909	—	1,986,909
Foreign Government Agencies	—	1,145,150	—	1,145,150
Municipal Bond & Notes	—	468,676	—	468,676
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	8,322,438	—	8,322,438
Other U.S. Government Agencies*	—	6,061,971	—	6,061,971
U.S. Government Treasuries	—	7,550,498	—	7,550,498
Warrants	—	—	1,100	1,100
Short-Term Investment Securities:
Commercial Paper	—	1,599,999	—	1,599,999
Time Deposits	—	264,000	—	264,000
Repurchase Agreements	—	9,993,000	—	9,993,000
Other Financial Instruments:+				—
Open Futures Contracts-Appreciation	36,510	—	—	36,510
Open Forward Foreign Currency
Contracts-Appreciation	—	3,808	—	3,808
Total	$62,116,503	$63,570,774	$1,100	$125,688,377

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$7,189	—	—	$7,189
Open Forward Foreign Currency
Contracts-Depreciation	—	10,237	—	10,237
Total	$7,189	$10,237	$—	$17,426

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $4,660,741 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no material transfers between Level 2 and Level 3 during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCK — 30.7%
Aerospace/Defense — 0.1%
Boeing Co.	1,061	$79,957
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	1,788	146,634
Agricultural Chemicals — 0.1%
Monsanto Co.	1,220	115,473
Mosaic Co.	388	21,972
		137,445
Apparel Manufacturers — 0.3%
Coach, Inc.	787	43,686
Prada SpA(1)	23,000	222,503
		266,189
Applications Software — 0.6%
Microsoft Corp.	20,112	537,594
Athletic Footwear — 0.3%
NIKE, Inc., Class B	5,034	259,754
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	8,961	116,045
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,144	96,930
Banks-Commercial — 0.1%
Regions Financial Corp.	7,716	54,938
Banks-Fiduciary — 0.0%
State Street Corp.	377	17,723
Banks-Super Regional — 0.8%
Capital One Financial Corp.	3,037	175,933
Fifth Third Bancorp	5,124	77,834
PNC Financial Services Group, Inc.	1,585	92,421
SunTrust Banks, Inc.	2,209	62,625
US Bancorp	3,063	97,832
Wells Fargo & Co.	7,175	245,242
		751,887
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,719	134,814
PepsiCo, Inc.	2,334	159,715
		294,529
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA(1)	1,719	202,132
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	2,388	208,684
Casino Hotels — 0.6%
MGM Resorts International†	42,858	498,867
Wynn Resorts, Ltd.	820	92,242
		591,109
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	1,996	88,882
Dow Chemical Co.	3,789	122,461
E.I. du Pont de Nemours & Co.	403	18,123
LyondellBasell Industries NV, Class A	2,183	124,627
		354,093
Commercial Services — 0.3%
Iron Mountain, Inc.	10,527	326,863
Commercial Services-Finance — 0.4%
Mastercard, Inc., Class A	746	366,495
Computer Services — 0.2%
International Business Machines Corp.	984	188,485
Computers — 2.6%
Apple, Inc.	4,573	2,437,546
Hewlett-Packard Co.	1,543	21,988
		2,459,534
Computers-Memory Devices — 0.6%
EMC Corp.†	22,989	581,622
NetApp, Inc.†	381	12,782
		594,404
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	1,047	73,196
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,475	154,197
Procter & Gamble Co.	2,980	202,312
		356,509
Cruise Lines — 0.0%
Carnival Corp.	778	28,607
Diversified Banking Institutions — 0.8%
Bank of America Corp.	8,550	99,180
Citigroup, Inc.	3,645	144,196
Goldman Sachs Group, Inc.	1,890	241,088
JPMorgan Chase & Co.	4,111	180,761
Morgan Stanley	3,789	72,446
		737,671
Diversified Manufacturing Operations — 0.3%
Dover Corp.	1,593	104,676
Eaton Corp PLC	432	23,414
General Electric Co.	6,801	142,753
		270,843
E-Commerce/Products — 1.7%
Amazon.com, Inc.†	1,093	274,496
eBay, Inc.†	25,963	1,324,632
		1,599,128
Electric Products-Misc. — 0.2%
Emerson Electric Co.	2,693	142,621
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,567	81,171
Duke Energy Corp.	1,003	63,991
NextEra Energy, Inc.	1,047	72,442
PG&E Corp.	1,170	47,011
		264,615
Electronic Components-Misc. — 0.4%
TE Connectivity, Ltd.	9,558	354,793
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A	2,070	68,745
Intel Corp.	4,121	85,016
Micron Technology, Inc.†	8,048	51,105
Texas Instruments, Inc.	2,693	83,321
		288,187
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,853	184,589
Engineering/R&D Services — 0.1%
Fluor Corp.	1,700	99,858

1

Enterprise Software/Service — 0.7%
Informatica Corp.†	1,686	51,120
Oracle Corp.	18,635	620,918
		672,038
Entertainment Software — 0.0%
Activision Blizzard, Inc.	508	5,395
Food-Misc./Diversified — 0.1%
Kellogg Co.	1,375	76,794
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	991	38,223
Marriott International, Inc., Class A	1,576	58,738
Starwood Hotels & Resorts Worldwide, Inc.	829	47,551
		144,512
Human Resources — 0.1%
Monster Worldwide, Inc.†	10,219	57,431
Industrial Automated/Robotic — 0.9%
FANUC Corp.(1)	4,300	799,644
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,894	120,212
Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	1,894	101,007
Prudential PLC(1)	26,387	368,185
		469,192
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,934	63,706
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,349	101,607
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	303	38,087
T. Rowe Price Group, Inc.	1,894	123,356
		161,443
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	740	66,289
Medical-Biomedical/Gene — 1.9%
Celgene Corp.†	15,869	1,249,208
Gilead Sciences, Inc.†	3,863	283,737
Vertex Pharmaceuticals, Inc.†	6,530	273,868
		1,806,813
Medical-Drugs — 0.8%
Abbott Laboratories	470	30,785
Eli Lilly & Co.	1,772	87,395
Johnson & Johnson	3,404	238,620
Merck & Co., Inc.	3,205	131,213
Pfizer, Inc.	10,208	256,017
		744,030
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	2,275	123,396
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	3,481	659,371
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,689	91,964
Metal-Diversified — 0.5%
Turquoise Hill Resources, Ltd.†	60,032	456,844
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,083	41,760
Multimedia — 1.3%
News Corp., Class A	40,077	1,023,566
Time Warner, Inc.	1,289	61,653
Walt Disney Co.	2,482	123,579
		1,208,798
Networking Products — 0.1%
Cisco Systems, Inc.	4,146	81,469
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	1,691	125,658
Apache Corp.	833	65,391
Cabot Oil & Gas Corp.	1,170	58,196
Continental Resources, Inc.†	867	63,716
Devon Energy Corp.	426	22,169
EOG Resources, Inc.	502	60,637
EQT Corp.	528	31,141
Newfield Exploration Co.†	404	10,819
Noble Energy, Inc.	528	53,719
Occidental Petroleum Corp.	1,358	104,036
Range Resources Corp.	835	52,463
Southwestern Energy Co.†	1,567	52,353
		700,298
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,987	214,874
Exxon Mobil Corp.	2,429	210,230
Hess Corp.	2,376	125,833
Marathon Petroleum Corp.	801	50,463
Suncor Energy, Inc.	2,941	96,994
		698,394
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,345	91,931
Oil-Field Services — 0.3%
Schlumberger, Ltd.	4,277	296,354
Weatherford International, Ltd.†	2,533	28,344
		324,698
Pharmacy Services — 1.3%
Catamaran Corp.†	1,574	74,151
Express Scripts Holding Co.†	20,985	1,133,190
		1,207,341
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	5,027	78,773
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	5,780	94,041
Retail-Apparel/Shoe — 0.9%
Limited Brands, Inc.	16,442	773,761
PVH Corp.	423	46,957
		820,718
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	100	35,443
Retail-Building Products — 0.2%
Home Depot, Inc.	2,891	178,808

2

Retail-Discount — 0.1%
Target Corp.	1,114	65,915
Wal-Mart Stores, Inc.	508	34,661
		100,576
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,402	116,137
Retail-Jewelry — 0.6%
Cie Financiere Richemont SA, Class A(1)	7,355	588,131
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	1,062	41,439
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,422	110,177
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	4,408	273,384
Software Tools — 0.1%
VMware, Inc., Class A†	935	88,021
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	958	59,492
United States Steel Corp.	1,898	45,305
		104,797
Telephone-Integrated — 0.3%
AT&T, Inc.	3,318	111,850
CenturyLink, Inc.	2,468	96,548
Verizon Communications, Inc.	2,674	115,704
		324,102
Tobacco — 0.1%
Altria Group, Inc.	2,894	90,930
Transport-Rail — 0.3%
Union Pacific Corp.	2,119	266,401
Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	5,059	319,830
United Parcel Service, Inc., Class B	8,106	597,655
		917,485
Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co.	4,850	319,567
Web Portals/ISP — 0.3%
Google, Inc., Class A†	426	302,192
Wireless Equipment — 0.7%
Crown Castle International Corp.†	9,121	658,171
Total Common Stock (cost $22,384,989)		28,936,704
PREFERRED STOCK — 0.0%
Banks-Commercial — 0.0%
City National Corp. Series C 5.50%	875	21,262
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	28	24,248
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	16,000	2
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	900	1,575
Total Preferred Stock (cost $54,989)		47,087
ASSET BACKED SECURITIES — 9.7%
Diversified Financial Services — 9.7%
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	13,000	13,150
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	95,000	98,638
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	219,265	224,795
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	70,000	72,509
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	75,000	78,106
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	175,000	189,279

3

Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/2014*	101,667	102,169
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(5)	7,579	7,429
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(6)	145,000	171,181
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(5)	41,815	41,390
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(5)	20,378	20,619
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(5)	8,655	8,712
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(5)	60,000	60,037
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(6)	105,000	121,641
BB-UBS Trust 2012-SHOW Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	110,000	112,985
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.84% due 02/25/2036(5)	302,371	240,822
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(6)	155,000	183,604
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	14,114	15,102
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	24,583	25,054
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(5)	8,216	8,212
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(6)	50,000	58,908
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/2036(5)	179,525	149,935
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	159,339	188,284
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(6)	62,042	64,467
Commercial Mtg. Pass Through Certs. Series 2012-CR5, Class A4 2.77% due 12/10/2045(6)	30,000	30,626
Commercial Mtg. Pass Through Certs. Series 2010-C1, Class A3 4.21% due 07/10/2046*(6)	125,000	142,378
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.37% due 01/25/2037(5)	173,442	126,896
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	25,000	24,796
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	15,719	15,820
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(5)	160,475	148,371
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(5)	8,302	7,927
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(6)	150,000	178,684
Entergy Arkansas Restoration Funding LLC
Series 2010A, Class A1
2.30% due 08/01/2021	204,623	215,014
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/2035(5)	266,700	233,239
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(5)	17,081	17,323
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	120,000	120,792
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	125,000	143,965
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	31,000	31,796
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	127,387
GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	135,000	145,831

4

GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(6)	115,000	134,388
GS Mtg. Securities Corp. II Series 2011-GC3, Class A4 4.75% due 03/10/2044*(6)	105,000	124,186
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	37,243
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(6)	600,000	634,007
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(6)	180,000	181,267
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	120,000	135,101
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.77% due 01/25/2036(5)	124,105	106,818
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.85% due 03/25/2037(5)	67,132	52,854
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.91% due 04/25/2035(5)	99,825	88,425
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.92% due 04/25/2036(5)	20,463	16,513
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/2014*	87,500	87,987
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	15,000	14,985
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.75% due 05/25/2035(5)	157,672	135,240
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(6)	110,000	112,386
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	120,000	131,347
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	150,000	172,150
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/2041(6)	95,000	115,731
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.53% due 02/25/2035(5)	64,977	65,498
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.70% due 12/25/2034(5)	115,288	115,247
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(6)	195,000	226,195
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	122,393	110,312
MortgageIT Trust FRS Series 2005-4, Class A1 0.48% due 10/25/2035(5)	362,589	300,597
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(5)	12,942	12,572
MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(5)	5,455	4,826
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.92% due 08/25/2034	17,907	17,813
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(6)	190,000	222,968
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2
0.31% due 02/25/2037	60,435	38,847
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	135,000	139,016
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	25,000	25,853
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.28% due 04/25/2037	311,038	155,583
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.34% due 05/25/2037	149,160	83,640
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.70% due 02/20/2047(5)	199,394	171,227
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	26,107	26,222
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	47,181	49,223
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(6)	30,000	30,849
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(6)	145,000	157,080

5

Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,260
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(6)	19,000	21,459
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(5)	245,409	244,591
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.63% due 01/25/2035(5)	339,894	333,094
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(5)	125,280	105,611
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.15% due 02/15/2044*(6)(7)	975,961	47,501
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(6)	28,731	29,629
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(6)	70,000	72,273
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(6)	90,000	106,509
Total Asset Backed Securities (cost $8,824,573)		9,187,996
U.S. CORPORATE BONDS & NOTES — 18.7%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	28,000	28,075
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	185,000	200,262
		228,337
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	5,000	5,425
Advertising Services — 0.0%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	2,000	2,020
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	20,000	22,150
General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022	27,000	26,422
Lockheed Martin Corp. Notes 4.07% due 12/15/2042*	17,000	16,707
		65,279
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	35,000	38,937
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	172,000	189,505
Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	17,397	15,136
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	85,000	89,462
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	27,539	29,500
Continental Airlines, Inc.
Pass Through Certs.
Series 2007-1, Class B
6.90% due 04/19/2022	66,081	70,707
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	74,509	86,058
		290,863
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	5,000	5,250
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	21,000	21,210
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	20,000	22,000
Banks-Commercial — 0.3%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	38,000	41,713
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	5,000	5,450

6

HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	145,000	145,132
Regions Bank Sub. Notes 7.50% due 05/15/2018	15,000	18,094
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	20,000	20,576
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	38,000	39,700
		270,665
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	23,000	23,247
Banks-Money Center — 0.1%
Chase Capital III FRS Limited Guar. Notes 0.86% due 03/01/2027	37,000	30,336
Comerica Bank Sub. Notes 5.20% due 08/22/2017	15,000	17,370
		47,706
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	40,000	44,100
Banks-Super Regional — 0.6%
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/2040	12,000	12,000
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014	14,000	14,151
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	30,000	30,622
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	25,000	28,600
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	15,000	18,352
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	120,000	128,178
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	4,000	4,383
US Bancorp Senior Notes 1.65% due 05/15/2017	21,000	21,397
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	105,000	125,794
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	125,000	125,205
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(8)	20,000	22,950
		531,632
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	5,000	4,700
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	5,000	5,225
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	50,000	82,114
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	25,000	26,393
		108,507
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	50,000	54,500
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	160,000	166,091
		220,591
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	10,000	10,625
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016	35,000	38,659
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	25,860
		64,519
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	15,000	17,400

7

Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	3,000	2,992
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	65,000	70,119
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	50,000	54,625
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	11,000	12,907
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	10,000	10,313
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	42,000	45,805
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	61,087
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	35,000	40,425
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	100,000	103,165
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	31,000	35,179
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	21,500
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	56,000	63,840
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	15,000	19,804
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	81,000	78,995
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	90,000	104,868
		725,624
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(9)	5,434	5,896
Ceasers Entertainment Operations Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	5,000	5,356
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018	10,000	8,600
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	15,000	17,100
		36,952
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	120,000	125,969
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	75,000	79,406
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	5,000	5,100
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	11,000	12,788
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	4,000	4,370
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,700
		252,333
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	5,000	5,500
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	95,000	105,613
		111,113
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/2013	44,000	44,566
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	15,000	20,697
NewMarket Corp. Company Guar. Notes 4.10% due 12/15/2022*	7,000	7,123
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	5,000	5,050
		77,436

8

Coal — 0.2%
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	7,000	6,510
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,825
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	10,825
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	21,000	22,313
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	61,000	65,422
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	35,000	40,075
		155,970
Commercial Services-Finance — 0.0%
Equifax, Inc. Senior Notes 3.30% due 12/15/2022	12,000	11,903
Western Union Co. Senior Notes 2.38% due 12/10/2015	5,000	5,023
Western Union Co. Notes 2.88% due 12/10/2017	20,000	19,817
		36,743
Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	20,000	19,901
Autodesk, Inc. Senior Notes 3.60% due 12/15/2022	17,000	17,075
		36,976
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	17,000	18,274
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	40,000	54,119
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	5,000	5,112
		77,505
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	25,000	26,060
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	5,000	5,338
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	17,000	14,535
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	6,000	6,195
		20,730
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	15,000	16,050
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	5,000	5,438
		21,488
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,369
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	14,000	14,074
Diversified Banking Institutions — 2.7%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,349
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 01/31/2013(8)	82,000	68,768
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	50,000	50,682
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	1,000	1,095
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	15,000	17,484
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	115,000	137,687
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	175,000	204,928
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	75,000	76,810

9

Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	145,000	160,631
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	10,000	10,521
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	31,000	32,855
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(8)	11,000	11,108
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	120,000	130,785
Citigroup, Inc. Notes 8.50% due 05/22/2019	115,000	154,633
GMAC LLC Sub. Notes 8.00% due 12/31/2018	5,000	5,850
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	250,000	274,294
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	150,000	162,414
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	40,000	46,991
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	27,421
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	61,000	69,133
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	15,000	18,874
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	90,000	92,680
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	55,606
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	39,138
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	145,000	154,214
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	34,000	39,722
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(8)	20,000	22,660
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.31% due 05/15/2077	10,000	7,599
Morgan Stanley Senior Notes 4.75% due 03/22/2017	23,000	25,092
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	97,000	100,433
Morgan Stanley Senior Notes 5.50% due 07/28/2021	23,000	26,114
Morgan Stanley Senior Notes 5.63% due 09/23/2019	200,000	226,196
Morgan Stanley Senior Notes 6.38% due 07/24/2042	70,000	82,061
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	9,000	10,571
		2,550,399
Diversified Financial Services — 0.9%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	30,000	36,138
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	12,000	12,034
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	144,000	164,309
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	140,000	166,429
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	85,000	100,941
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	100,000	120,625
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	198,000	257,149
		857,625
Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	15,000	14,855
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	5,000	5,169
Textron, Inc. Senior Notes 4.63% due 09/21/2016	41,000	44,657
		64,681

10

E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/2017	20,000	21,250
Electric-Distribution — 0.0%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*	12,000	11,890
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	24,000	23,503
		35,393
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/2017	5,000	5,775
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	45,000	49,311
		55,086
Electric-Integrated — 0.6%
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	35,000	35,123
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	24,000	24,338
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	7,000	6,872
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	48,000	54,724
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	48,150
Edison International Senior Notes 3.75% due 09/15/2017	85,000	92,172
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	103,603
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	7,000	7,008
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	24,000	23,690
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	26,000	27,870
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	13,000	12,609
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	10,000	10,689
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	14,000	15,733
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	11,100
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	13,000	13,233
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	77,341
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041	15,000	15,224
		579,479
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	15,000	16,650
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc.
Senior Notes
6.38% due 10/01/2022	7,000	6,895
Intel Corp. Senior Notes 4.00% due 12/15/2032	24,000	23,856
		30,751
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	15,000	15,085
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	250,000	266,654
		281,739
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	29,000	29,401
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.63% due 08/01/2033	75,000	69,562
SLM Corp. Notes 6.00% due 01/25/2017	15,000	16,238
SLM Corp. Senior Notes 6.25% due 01/25/2016	81,000	88,087
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,025

11

SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,550
		202,462
Finance-Investment Banker/Broker — 0.8%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	18,000	20,299
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	85,000	106,509
Lazard Group LLC Senior Notes 6.85% due 06/15/2017	150,000	173,373
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	4,441
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	26,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	26,000	28,622
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	163,732
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/2017	130,000	152,666
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	65,000	78,355
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	6,000	7,810
		735,812
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016*	15,000	15,150
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	12,000	12,720
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	21,000	21,855
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	7,000	7,547
Milestone Aviation Group LLC Senior Notes 8.63% due 12/15/2017*	2,000	2,005
		59,277
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	12,000	12,089
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	20,000	18,950
		31,039
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	46,000	63,426
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	103,679
Southern Union Co. Senior Notes 7.60% due 02/01/2024	18,000	22,923
		126,602
Gas-Transportation — 0.0%
Northern Natural Gas Co.
Senior Notes
4.10% due 09/15/2042*	9,000	9,040
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	14,000	14,186
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,037
Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*	2,000	2,058
		7,095
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	5,000	5,538
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	43,069	47,591
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	9,000	10,103
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,900
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	11,200
		74,794

12

Insurance-Life/Health — 0.1%
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	28,000	28,148
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	21,000	20,969
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	20,000	21,923
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	19,000	19,690
		90,730
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	65,000	74,831
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	100,000	140,708
		215,539
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	20,000	20,945
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	95,000	143,454
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	37,681
		202,080
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	150,000	217,500
Insurance-Reinsurance — 0.0%
Swiss Re Treasury US Corp. Company Guar. Notes 2.88% due 12/06/2022*	20,000	20,015
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	45,000	53,212
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	22,500
		75,712
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	8,000	8,580
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	12,000	12,600
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	23,000	31,254
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	6,000	6,375
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	23,050
		60,679
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	175,000	192,182
Medical-Drugs — 0.4%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	23,000	23,154
AbbVie, Inc. Company Guar. Notes 1.75% due 11/06/2017*	225,000	227,447
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	27,000	27,349
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	13,000	13,821
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	5,000	5,331
Johnson & Johnson Notes 5.55% due 08/15/2017	25,000	30,162
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	22,000	21,983
		349,247
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	25,000	24,784
Mylan, Inc. Senior Notes 7.88% due 07/15/2020*	21,000	24,817
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	9,000	9,118
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	9,000	9,188

13

Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	7,000	7,288
		75,195
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 4.00% due 02/15/2022	32,000	34,981
Cigna Corp. Senior Notes 5.38% due 02/15/2042	14,000	16,299
Cigna Corp. Senior Notes 6.15% due 11/15/2036	7,000	8,534
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	60,000	63,268
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	14,000	14,126
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	22,000	22,174
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	50,000	50,621
		210,003
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	10,000	10,725
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	36,000	37,530
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	13,000	14,625
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	80,000	89,200
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	25,000	23,625
		175,705
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	13,000	13,022
Precision Castparts Corp. Senior Notes 2.50% due 01/15/2023	45,000	45,288
		58,310
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	18,000	18,117
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	9,000	9,911
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	25,000	25,438
Multimedia — 0.9%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	8,000	8,039
CC Holdings GS V LLC Senior Sec. Notes 3.85% due 04/15/2023*	26,000	26,450
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	172,268
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	130,000	130,553
News America, Inc.
Company Guar. Notes
6.20% due 12/15/2034	120,000	145,338
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	17,000	20,462
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	162,539
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	16,000	23,351
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	163,000	160,344
		849,344
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,220
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*	5,000	4,750
Non-Profit Charity — 0.0%
Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022	20,000	20,187
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042	11,000	11,218
		31,405

14

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/2015	50,000	52,584
Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	3,000	3,232
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	26,000	28,238
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	21,000	21,267
		52,737
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	10,000	10,300
Anadarko Petroleum Corp. Notes 6.20% due 03/15/2040	15,000	18,502
Apache Corp. Senior Notes 4.25% due 01/15/2044	19,000	19,412
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	25,000	26,375
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	16,162
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,850
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	9,000	9,540
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	5,000	5,137
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	5,025
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	5,000	5,450
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	9,000	6,660
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	21,600
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,550
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	12,000	12,575
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	54,000	61,230
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,673
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,428
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,762
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	25,000	26,750
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	20,000	21,700
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	44,000	53,135
WPX Energy, Inc.
Senior Notes
6.00% due 01/15/2022	10,000	10,775
		378,591
Oil Companies-Integrated — 0.1%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	5,000	6,335
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	17,000	17,105
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	37,000	36,010
		59,450
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	10,000	10,600
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	10,000	10,650
		21,250
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	35,000	38,150
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	41,000	48,775

15

Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	10,000	10,500
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	45,000	56,446
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	5,000	5,125
		158,996
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	200,000	203,731
Pipelines — 0.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	4,000	4,060
El Paso Corp. Company Guar. Notes 7.00% due 06/15/2017	50,000	57,117
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	19,000	18,629
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	56,000	64,680
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	19,000	23,262
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	10,000	10,675
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	41,000	45,065
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	5,000	5,262
		228,750
Real Estate Investment Trusts — 1.2%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	15,000	16,406
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	112,274
Camden Property Trust Senior Notes 2.95% due 12/15/2022	12,000	11,700
Duke Realty LP Senior Notes 6.75% due 03/15/2020	55,000	66,500
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	40,000	43,700
HCP, Inc. Senior Notes 3.75% due 02/01/2016	75,000	79,600
HCP, Inc. Senior Notes 6.00% due 01/30/2017	105,000	120,619
Health Care REIT, Inc. Senior Notes 2.25% due 03/15/2018	10,000	9,992
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	139,193
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	3,000	3,285
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	35,000	38,500
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	166,575
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,736
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	26,277
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,331
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	175,000	178,653
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	94,048
		1,137,389
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	145,000	165,827
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,650
		176,477
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	20,000	21,115

16

Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	140,000	146,478
		167,593
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	25,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	38,095
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	5,000	5,325
		43,420
Retail-Apparel/Shoe — 0.1%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	5,000	4,987
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	70,000	80,325
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	10,000	11,500
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	22,425
		119,237
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	95,000	103,024
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	26,000	27,917
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	15,000	19,197
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	146,385	184,262
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	14,314	16,877
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	23,499	28,275
		248,611
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	5,000	5,250
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	16,275
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	4,000	4,170
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	10,000	11,125
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	17,000	18,445
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	21,000	20,790
		50,360
Retail-Restaurants — 0.0%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	6,000	6,330
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	3,000	3,191
		9,521
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	7,000	7,420
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,513
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	25,000	26,567
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	35,000	41,752
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022	34,000	34,177
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	10,000	10,183
		112,679

17

Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	17,000	18,159
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	15,627
		33,786
Security Services — 0.0%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	19,000	18,849
ADT Corp. Senior Notes 3.50% due 07/15/2022*	20,000	19,452
		38,301
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	5,000	5,438
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	10,000	10,875
		16,313
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	5,000	5,275
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,975
Telecom Services — 0.6%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	23,000	27,544
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,312
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	220,000	231,128
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	200,000	292,818
		556,802
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.63% due 12/01/2022	12,000	12,020
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*	14,000	14,061
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	13,000	13,058
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	55,000	65,521
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	10,000	12,822
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	16,000	20,926
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	16,000	19,183
Centurylink, Inc. Senior Notes 5.15% due 06/15/2017	25,000	26,936
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	55,000	58,142
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,750
Frontier Communications Corp.
Senior Notes
8.25% due 04/15/2017	46,000	53,130
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	4,000	4,690
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	10,000	13,539
Windstream Corp. Company Guar. Notes 7.50% due 06/01/2022	40,000	42,400
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	55,000	61,875
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,462
		429,515
Television — 0.2%
CBS Corp. Company Guar. Notes 3.38% due 03/01/2022	9,000	9,358
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	95,000	128,132
		137,490
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	58,000	81,196

18

Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	70,000	89,322
		170,518
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	27,000	32,783
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	24,000	24,476
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	5,000	5,325
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	130,000	130,350
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	18,000	18,366
		148,716
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	15,000	16,538
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	6,000	6,315
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	1,935	2,221
Total U.S. CORPORATE BONDS & NOTES (cost $16,283,507)		17,606,736
FOREIGN CORPORATE BONDS & NOTES — 2.9%
Banks-Commercial — 0.5%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	30,000	30,114
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	116,000	128,341
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	195,000	206,168
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	115,000	121,980
		486,603
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 1.01% due 03/09/2015	30,000	28,423
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	175,000	209,322
Brewery — 0.0%
Heineken NV Senior Notes 1.40% due 10/01/2017*	12,000	11,964
Heineken NV Senior Notes 2.75% due 04/01/2023*	24,000	23,565
		35,529
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	2,000	2,095
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	5,000	5,238
LyondellBasell Industries NV
Senior Notes
5.75% due 04/15/2024	5,000	5,875
		11,113
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 3.25% due 12/15/2019	21,000	21,122
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	12,000	11,690
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	42,900
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005†(2)(3)	20,000	0
Diversified Banking Institutions — 0.3%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	150,000	152,152
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	42,219

19

Royal Bank of Scotland Group PLC FRS Senior Notes 2.55% due 09/18/2015	88,000	90,060
		284,431
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,138
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	17,025
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	12,000	11,989
		40,152
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	40,000	40,800
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	13,000	13,292
		54,092
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(8)	13,000	12,968
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	11,200
Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	114,000	115,200
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	16,000	16,399
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	90,000	98,543
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	13,000	15,914
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	12,000	14,913
		260,969
Oil Companies-Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	30,000	39,692
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	204,500
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000	16,650
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	10,425
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	35,000	50,657
		321,924
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	23,000	23,512
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	36,000	37,454
BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022	13,000	12,881
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	24,000	27,659
Petrobras International Finance Co.
Company Guar. Notes
5.38% due 01/27/2021	140,000	157,615
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	66,000	83,628
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	16,000	17,600
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	80,000	88,000
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	23,000	23,354
		471,703
Oil-Field Services — 0.0%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	22,000	21,906
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(9)	5,769	6,130
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.25% due 08/05/2015	75,000	75,756

20

Telecom Services — 0.1%
Vivendi SA Senior Notes 2.40% due 04/10/2015*		105,000	107,097
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*		15,000	15,075
			122,172
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		85,000	127,351
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021		25,000	26,656
			154,007
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		25,000	26,219
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		10,000	10,650
Total Foreign Corporate Bonds & Notes (cost $2,592,407)			2,723,076
FOREIGN GOVERNMENT AGENCIES — 2.0%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		24,000	24,322
Province of British Columbia Senior Notes 2.85% due 06/15/2015		28,000	29,615
			53,937
Sovereign — 1.9%
Brazil Letras do Tesouro Nacional Bills zero coupon due 04/01/2013	BRL	1,450,000	696,563
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025		33,000	53,625
Government of Canada Senior Notes 0.88% due 02/14/2017		23,000	23,186
Government of Romania Senior Notes 6.75% due 02/07/2022		70,000	85,050
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		40,000	61,760
Republic of Chile Senior Notes 2.25% due 10/30/2022		53,000	52,603
Republic of Colombia Senior Notes 8.13% due 05/21/2024		60,000	90,300
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		94,000	95,034
Republic of Hungary Senior Notes 6.25% due 01/29/2020		30,000	33,113
Republic of Peru Senior Notes 7.13% due 03/30/2019		46,000	60,214
Republic of Poland Senior Notes 3.00% due 03/17/2023		65,000	64,837
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		50,000	86,750
Republic of Turkey Senior Notes 7.38% due 02/05/2025		50,000	67,750
Republic of Turkey Senior Notes 11.88% due 01/15/2030		20,000	39,275
Republic of Venezuela
Senior Notes
12.75% due 08/23/2022		22,000	25,630
Russian Federation Senior Notes 7.50% due 03/31/2030(11)		90,675	116,463
United Mexican States Senior Notes 3.63% due 03/15/2022		60,000	65,625
United Mexican States Senior Notes 4.75% due 03/08/2044		86,000	97,180
United Mexican States Senior Notes Series A 6.05% due 01/11/2040		37,000	49,617
			1,864,575
Total Foreign Government Agencies (cost $1,882,111)			1,918,512
MUNICIPAL BONDS & NOTES — 0.6%
Municipal Bonds — 0.6%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040		50,000	73,797
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		25,000	28,158
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062		25,000	24,676

21

Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	27,000	29,917
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	121,887
State of Calfornia General Obligation Bonds 6.51% due 04/01/2039	25,000	28,726
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	100,926
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	140,000	159,501
Total Municipal Bonds & Notes (cost $467,570)		567,588
U.S. GOVERNMENT AGENCIES — 20.4%
Federal Home Loan Mtg. Corp. — 2.8%
3.00% due 08/01/2027	115,795	122,349
3.00% due 10/01/2042	58,767	61,947
3.00% due 11/01/2042	25,905	27,109
3.50% due 03/01/2042	21,690	23,188
4.00% due 09/01/2040	13,000	13,890
4.00% due January TBA	1,100,000	1,174,250
4.50% due 01/01/2039	16,071	17,246
5.00% due 07/01/2020	19,477	20,976
5.00% due 12/01/2020	21,284	22,922
5.00% due 05/01/2021	269,855	290,627
5.00% due 07/01/2021	79,046	85,130
5.00% due 05/01/2034	110,668	122,753
5.00% due 07/01/2035	18,158	19,607
5.00% due 08/01/2035	109,412	118,144
5.00% due 11/01/2035	78,008	84,233
5.50% due 05/01/2037	41,823	45,337
5.50% due 06/01/2037	20,268	22,439
5.50% due 10/01/2037	8,764	9,468
5.50% due 11/01/2037	85,284	92,131
5.50% due 04/01/2038	9,860	10,645
5.50% due 07/01/2038	28,765	31,074
6.00% due 09/01/2026	89,154	97,078
6.00% due 08/01/2036	45,205	49,435
6.50% due 05/01/2016	180	179
6.50% due 05/01/2029	5,931	6,944
6.50% due 07/01/2035	7,050	8,095
6.50% due 03/01/2036	36,399	41,400
6.50% due 05/01/2036	510	580
7.00% due 04/01/2032	11,173	13,095
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(5)	23,326	26,072
Series 1226, Class Z
7.75% due 03/15/2022(5)	1,492	1,628
		2,659,971
Federal National Mtg. Assoc. — 11.1%
Federal Home Loan Mtg. Corp., STRIPS
zero coupon due 05/25/2040(5)	71,415	67,827
Federal Home Loan Mtg. Corp.
3.00% due 10/01/2027	49,445	52,259
3.00% due 06/01/2042	29,575	31,020
3.00% due 12/01/2042	23,962	25,133
3.00% due January TBA	3,800,000	3,981,688
3.50% due 12/01/2041	79,702	85,042
3.50% due 01/01/2042	96,304	102,756
3.50% due 04/01/2042	57,038	60,984
3.50% due 05/01/2042	53,681	57,394
4.00% due 09/01/2040	16,410	17,608
4.00% due 12/01/2040	390,392	423,794
4.00% due 11/01/2041	21,629	23,217
4.00% due 01/01/2042	74,033	80,409
4.50% due 01/01/2039	33,051	35,714
4.50% due 08/01/2040	109,685	118,865
4.56% due 01/01/2015	707,146	736,681
4.85% due 11/01/2015	755,165	820,158
5.00% due 03/01/2018	49,748	54,064
5.00% due 06/01/2019	10,720	11,650
5.00% due 05/01/2035	1,516	1,651
5.00% due 07/01/2037	14,680	15,902
5.00% due 07/01/2040	98,427	107,114
5.50% due 03/01/2018	35,478	38,436
5.50% due 10/01/2021	33,530	36,326
5.50% due 06/01/2022	16,126	17,440
5.50% due 12/01/2029	22,806	24,808
5.50% due 05/01/2034	44,748	49,179
5.50% due 06/01/2034	25,179	27,547
5.50% due 09/01/2035	1,766,573	1,950,735
5.50% due 12/01/2035	79,562	86,944
5.50% due 08/01/2036	7,223	7,857
5.50% due 12/01/2036	169	184
5.50% due 03/01/2037	3,984	4,330
5.50% due 06/01/2038	23,773	25,830
5.50% due 07/01/2038	31,271	33,976
5.50% due 06/01/2039	32,024	34,800
6.00% due 06/01/2017	14,914	16,041
6.00% due 06/01/2026	61,072	66,862
6.00% due 04/01/2027	344,126	376,538
6.00% due 12/01/2033	80,153	89,531
6.00% due 05/01/2034	47,239	52,529
6.50% due 06/01/2013	3,362	3,414
6.50% due 09/01/2032	81,775	93,137
6.50% due 06/01/2035	244,457	289,800
6.50% due 02/01/2036	79,371	90,760
6.50% due 10/01/2037	22,891	27,204
7.00% due 06/01/2037	80,796	92,033
		10,447,171
Government National Mtg. Assoc. — 6.5%
4.00% due 09/15/2040	1,451,848	1,603,240
4.00% due 11/15/2040	207,258	228,721
4.00% due 09/15/2041	81,529	89,567
4.50% due 02/15/2039	49,580	54,509
4.50% due 06/15/2041	1,687,729	1,848,136
4.50% due 08/15/2041	643,276	704,414
5.00% due 08/15/2039	1,237,170	1,356,687
5.50% due 05/15/2036	24,861	27,744
6.00% due 09/15/2032	26,291	29,797

22

6.00% due 12/15/2033	104,475	122,050
7.00% due 11/15/2031	23,753	28,610
7.00% due 07/15/2033	23,222	27,978
7.50% due 01/15/2032	15,695	19,192
8.00% due 11/15/2031	6,204	6,456
8.50% due 11/15/2017	1,023	1,099
9.00% due 11/15/2021	390	429
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/2035(5)	18,847	21,743
Series 2005-74, Class HA
7.50% due 09/16/2035(5)	388	445
		6,170,817
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	19,000	18,881
Total U.S. Government Agencies (cost $18,580,066)		19,296,840
U.S. GOVERNMENT TREASURIES — 10.4%
United States Treasury Bonds — 3.4%
2.75% due 08/15/2042	250,000	241,406
2.75% due 11/15/2042	3,000	2,890
3.13% due 11/15/2041	196,000	205,157
3.13% due 02/15/2042	47,000	49,144
4.38% due 02/15/2038	525,000	681,188
4.38% due 11/15/2039	845,300	1,099,683
4.50% due 02/15/2036	205,000	269,799
4.63% due 02/15/2040	15,000	20,266
4.75% due 02/15/2041	225,000	310,184
5.25% due 11/15/2028	60,000	82,894
5.38% due 02/15/2031	100,000	142,750
6.63% due 02/15/2027	60,000	92,297
		3,197,658
United States Treasury Notes — 7.0%
0.13% due 04/15/2016 TIPS(12)	597,349	628,990
0.13% due 04/15/2017 TIPS(12)	1,710,979	1,832,217
0.25% due 03/31/2014	150,000	150,070
0.25% due 11/30/2014	12,000	12,000
0.38% due 04/15/2015	60,000	60,108
0.50% due 07/31/2017	10,000	9,940
0.63% due 05/31/2017	11,000	11,017
0.63% due 08/31/2017	309,000	308,710
0.63% due 09/30/2017	36,000	35,935
0.75% due 09/15/2013	750,000	753,135
0.75% due 12/31/2017	10,000	10,016
0.88% due 02/28/2017	300,000	303,938
0.88% due 07/31/2019	100,000	98,766
1.00% due 10/31/2016	150,000	152,859
1.00% due 03/31/2017	179,000	182,203
1.25% due 10/31/2015	109,000	111,768
1.75% due 05/15/2022	64,000	64,555
2.00% due 02/15/2022	222,000	229,579
2.13% due 05/31/2015	25,000	26,084
2.38% due 05/31/2018	11,000	11,918
2.75% due 12/31/2017	32,000	35,210
3.13% due 05/15/2021	4,000	4,536
4.00% due 02/15/2014	500,000	521,192
4.25% due 11/15/2014	950,000	1,020,545
		6,575,291
Total U.S. Government Treasuries (cost $9,318,140)		9,772,949
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(2)(3)	80	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $500.00)	5	1,750
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $687.00)	5	1,000
		2,750
Total Warrants (cost $82)		2,750
Total Long-Term Investment Securities (cost $80,388,434)		90,060,238

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Commercial Paper — 0.8%
BNP Paribas Finance, Inc 0.16% due 01/02/13 (cost $800,000)	$800,000	800,000
REPURCHASE AGREEMENTS — 8.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $332,000 and collateralized by $340,000 of United States Treasury Notes, bearing interest at 0.25%, due 10/15/2015 and having an approximate value of $339,575	332,000	332,000
Bank of America Securities LLC Joint Repurchase Agreement(13)	1,395,000	1,395,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	1,290,000	1,290,000
BNP Paribas SA Joint Repurchase Agreement(13)	1,290,000	1,290,000
Deutsche Bank AG Joint Repurchase Agreement(13)	505,000	505,000
Royal Bank of Scotland Joint Repurchase Agreement(13)	1,740,000	1,740,000
UBS Securities LLC Joint Repurchase Agreement(13)	1,615,000	1,615,000
Total Repurchase Agreements (cost $8,167,000)		8,167,000
TOTAL INVESTMENTS (cost $89,355,434)(10)	104.9%	99,027,238
Liabilities in excess of other assets	(4.9)	(4,650,372)
NET ASSETS	100.0%	$94,376,866

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $6,243,633 representing 6.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $2,389,279 representing 2.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

23

(2)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $2,758 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	5	$—	$1,750	$350.00	0.00%

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	5	—	1,000	200.00	0.00
				$2,750		0.00%

(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(12)	Principal amount of security is adjusted for inflation.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	Denominated in United States dollars unless otherwise indicated.
BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
5	Long	Australian 10YR Bonds	March 2013	$636,368	$640,300	$3,932
3	Short	Euro Bund	March 2013	572,727	576,713	(3,986)
4	Long	U.S. Treasury 5YR Notes	March 2013	498,281	497,656	(625)
30	Long	U.S. Treasury 10YR Notes	March 2013	3,990,528	3,983,438	(7,090)
16	Short	U.S. Long Bonds	March 2013	2,393,915	2,360,000	33,915
2	Long	U.S. Ultra Bonds	March 2013	325,542	325,188	(354)
						$25,792

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	245,000	USD	119,367	02/04/2013	$212	$—

Morgan Stanley and Co., Inc.	BRL	854,000	USD	409,219	01/03/2013	—	(7,875)
	USD	417,910	BRL	854,000	01/03/2013	—	(816)
						—	(8,691)
Royal Bank of Canada	BRL	854,000	USD	417,910	01/03/2013	816	—
	BRL	1,099,000	USD	530,708	02/04/2013	—	(3,786)
	USD	413,860	BRL	854,000	01/03/2013	3,234	—
	USD	84,648	MXN	1,100,000	01/15/2013	360	—
						4,410	(3,786)
Net Unrealized Appreciation (Depreciation)						$4,622	$(12,477)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Apparel Manufacturers	$43,686	$222,503	$—	$266,189
Beverages-Wine/Spirits	—	202,132	—	202,132
Brewery	—	208,684	—	208,684
Industrial Automated/Robotic	—	799,644	—	799,644
Insurance-Life/Health	101,007	368,185	—	469,192
Retail-Jewelry	—	588,131	—	588,131
Other Industries*	26,402,732	—	—	26,402,732
Preferred Stock:
Finance-Investment Banker/Broker	—	2	—	2
Other Industries*	47,085	—	—	47,085
Asset Backed Securities:
Diversified Financial Services	—	9,187,996	—	9,187,996
U.S. Corporate Bonds & Notes:
Airlines	—	290,863	—	290,863
Recycling	—	—	1	1
Other Industries*	—	17,315,872	—	17,315,872
Foreign Corporate Bonds & Notes:
Containers-Metal/Glass	—	—	0	0
Other Industries*	—	2,723,076	—	2,723,076
Foreign Government Agencies	—	1,918,512	—	1,918,512
Municipal Bond & Notes	—	567,588	—	567,588
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	10,447,171	—	10,447,171
Government National Mtg. Assoc.	—	6,170,817	—	6,170,817
Other U.S. Government Agencies*	—	2,678,852	—	2,678,852
U.S. Government Treasuries:
Unites States Treasury Bonds	—	3,197,658	—	3,197,658
Unites States Treasury Notes	—	6,575,291	—	6,575,291
Warrants	—	—	2,750	2,750
Short-Term Investment Securities:
Commercial Paper	—	800,000	—	800,000
Repurchase Agreements	—	8,167,000	—	8,167,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	37,847	—	—	37,847
Open Forward Foreign Currency
Contracts-Appreciation	—	4,622	—	4,622
Total	$26,632,357	$72,434,599	$2,751	$99,069,707

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$12,055	—	—	$12,055
Open Forward Foreign Currency
Contracts-Depreciation	—	12,477	—	12,477
Total	$12,055	$12,477	$—	$24,532

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $2,389,279 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no material transfers between Level 2 and Level 3 during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST

MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
COMMON STOCK — 15.8%
Aerospace/Defense — 0.1%
Boeing Co.	662	$49,888
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	938	76,925
Agricultural Chemicals — 0.1%
Monsanto Co.	671	63,510
Mosaic Co.	150	8,495
		72,005
Apparel Manufacturers — 0.1%
Coach, Inc.	485	26,922
Prada SpA(1)	9,100	88,034
		114,956
Applications Software — 0.3%
Microsoft Corp.	8,417	224,986
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,998	103,097
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	4,858	62,911
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,369	61,892
Banks-Commercial — 0.0%
Regions Financial Corp.	3,045	21,680
Banks-Fiduciary — 0.0%
State Street Corp.	223	10,483
Banks-Super Regional — 0.5%
Capital One Financial Corp.	1,771	102,594
Fifth Third Bancorp	2,650	40,253
PNC Financial Services Group, Inc.	871	50,788
SunTrust Banks, Inc.	1,600	45,360
US Bancorp	1,688	53,915
Wells Fargo & Co.	3,927	134,225
		427,135
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	1,993	72,246
PepsiCo, Inc.	1,590	108,804
		181,050
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA(1)	683	80,312
Brewery — 0.1%
Anheuser-Busch InBev NV(1)	947	82,757
Casino Hotels — 0.3%
MGM Resorts International†	18,159	211,371
Wynn Resorts, Ltd.	467	52,533
		263,904
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	1,404	62,520
Dow Chemical Co.	2,019	65,254
E.I. du Pont de Nemours & Co.	229	10,298
LyondellBasell Industries NV, Class A	1,131	64,569
		202,641
Commercial Services — 0.1%
Iron Mountain, Inc.	4,180	129,789
Commercial Services-Finance — 0.2%
Mastercard, Inc., Class A	271	133,137
Computer Services — 0.1%
International Business Machines Corp.	495	94,817
Computers — 1.3%
Apple, Inc.	2,034	1,084,183
Hewlett-Packard Co.	738	10,517
		1,094,700
Computers-Memory Devices — 0.3%
EMC Corp.†	9,755	246,802
NetApp, Inc.†	188	6,307
		253,109
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co., Class A	559	39,080
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	799	83,527
Procter & Gamble Co.	1,686	114,463
		197,990
Cruise Lines — 0.0%
Carnival Corp.	356	13,090
Diversified Banking Institutions — 0.5%
Bank of America Corp.	4,708	54,613
Citigroup, Inc.	1,917	75,837
Goldman Sachs Group, Inc.	1,411	179,987
JPMorgan Chase & Co.	1,754	77,123
Morgan Stanley	1,662	31,777
		419,337
Diversified Manufacturing Operations — 0.1%
Dover Corp.	734	48,231
Eaton Corp PLC	262	14,200
General Electric Co.	2,856	59,948
		122,379
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	495	124,314
eBay, Inc.†	10,435	532,394
		656,708
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,624	86,007
Electric-Integrated — 0.2%
Dominion Resources, Inc.	805	41,699
Duke Energy Corp.	549	35,026
NextEra Energy, Inc.	502	34,733
PG&E Corp.	615	24,711
		136,169
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	3,794	140,833
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A	1,180	39,188
Intel Corp.	2,020	41,672
Micron Technology, Inc.†	3,048	19,355
Texas Instruments, Inc.	1,489	46,070
		146,285
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,132	73,240
Engineering/R&D Services — 0.1%
Fluor Corp.	847	49,753

1

Enterprise Software/Service — 0.3%
Informatica Corp.†	895	27,136
Oracle Corp.	7,919	263,861
		290,997
Entertainment Software — 0.0%
Activision Blizzard, Inc.	314	3,335
Food-Misc./Diversified — 0.0%
Kellogg Co.	730	40,771
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	610	23,528
Marriott International, Inc., Class A	783	29,182
Starwood Hotels & Resorts Worldwide, Inc.	452	25,927
		78,637
Human Resources — 0.0%
Monster Worldwide, Inc.†	4,098	23,031
Industrial Automated/Robotic — 0.3%
FANUC Corp.(1)	1,600	297,542
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,544	97,998
Insurance-Life/Health — 0.3%
Prudential Financial, Inc.	1,315	70,129
Prudential PLC(1)	10,472	146,119
		216,248
Insurance-Multi-line — 0.0%
MetLife, Inc.	1,262	41,570
Insurance-Property/Casualty — 0.1%
Chubb Corp.	724	54,532
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	185	23,254
T. Rowe Price Group, Inc.	1,404	91,443
		114,697
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	420	37,624
Medical-Biomedical/Gene — 0.9%
Celgene Corp.†	6,306	496,408
Gilead Sciences, Inc.†	1,690	124,131
Vertex Pharmaceuticals, Inc.†	2,877	120,661
		741,200
Medical-Drugs — 0.4%
Abbott Laboratories	281	18,405
Eli Lilly & Co.	989	48,777
Johnson & Johnson	1,697	118,960
Merck & Co., Inc.	1,698	69,516
Pfizer, Inc.	4,369	109,575
		365,233
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,241	67,312
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,485	281,289
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,715	58,653
Metal-Diversified — 0.2%
Turquoise Hill Resources, Ltd.†	24,002	182,655
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	582	22,442
Multimedia — 0.6%
News Corp., Class A	15,921	406,622
Time Warner, Inc.	698	33,385
Walt Disney Co.	1,369	68,163
		508,170
Networking Products — 0.1%
Cisco Systems, Inc.	2,247	44,154
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	838	62,272
Apache Corp.	487	38,230
Cabot Oil & Gas Corp.	629	31,287
Continental Resources, Inc.†	507	37,259
Devon Energy Corp.	181	9,419
EOG Resources, Inc.	276	33,338
EQT Corp.	314	18,520
Newfield Exploration Co.†	211	5,651
Noble Energy, Inc.	210	21,365
Occidental Petroleum Corp.	700	53,627
Range Resources Corp.	421	26,451
Southwestern Energy Co.†	700	23,387
		360,806
Oil Companies-Integrated — 0.5%
Chevron Corp.	1,083	117,116
Exxon Mobil Corp.	1,642	142,115
Hess Corp.	1,270	67,259
Marathon Petroleum Corp.	393	24,759
Suncor Energy, Inc.	1,671	55,110
		406,359
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	715	48,870
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,272	157,427
Weatherford International, Ltd.†	1,682	18,821
		176,248
Pharmacy Services — 0.6%
Catamaran Corp.†	770	36,275
Express Scripts Holding Co.†	8,882	479,628
		515,903
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	2,067	32,390
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	2,846	46,304

Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	6,526	307,114
PVH Corp.	210	23,312
		330,426
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	100	35,443
Retail-Building Products — 0.1%
Home Depot, Inc.	1,563	96,672

2

Retail-Discount — 0.1%
Target Corp.	545	32,247
Wal-Mart Stores, Inc.	325	22,175
		54,422
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,293	62,517
Retail-Jewelry — 0.3%
Cie Financiere Richemont SA, Class A(1)	2,919	233,413
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	536	20,915
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,288	58,591
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	2,235	138,615
Software Tools — 0.1%
VMware, Inc., Class A†	571	53,754
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	625	38,812
United States Steel Corp.	1,411	33,681
		72,493
Telephone-Integrated — 0.2%
AT&T, Inc.	1,713	57,745
CenturyLink, Inc.	1,446	56,568
Verizon Communications, Inc.	1,685	72,910
		187,223
Tobacco — 0.1%
Altria Group, Inc.	1,652	51,906
Transport-Rail — 0.2%
Union Pacific Corp.	1,095	137,663
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,008	126,946
United Parcel Service, Inc., Class B	3,218	237,263
		364,209
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	1,925	126,838
Web Portals/ISP — 0.2%
Google, Inc., Class A†	198	140,455
Wireless Equipment — 0.3%
Crown Castle International Corp.†	3,621	261,291
Total Common Stock (cost $10,621,984)		13,404,861
PREFERRED STOCK — 0.0%
Banks-Commercial — 0.0%
City National Corp. Series C 5.50%	500	12,150
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	15	12,990
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	8,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	400	700
Total Preferred Stock (cost $29,462)		25,841
ASSET BACKED SECURITIES — 13.1%
Diversified Financial Services — 13.1%
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	5,000	5,058
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	120,000	124,595
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	245,061	251,241
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	75,000	77,688
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	80,000	83,313
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	195,000	210,910

3

Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/2014*	105,000	105,518
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.74% due 02/10/2051(5)	180,000	212,500
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(6)	24,153	23,907
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(6)	110,670	111,980
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(6)	1,978	1,991
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(6)	30,000	30,019
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(5)	130,000	150,603
BB-UBS Trust 2012-SHOW Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	135,000	138,664
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.84% due 02/25/2036(6)	359,339	286,195
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(5)	230,000	263,573
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(5)	195,000	230,985
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	9,409	10,068
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	29,500	30,065
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(6)	1,174	1,173
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(5)	20,000	23,563
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/2036(6)	198,226	165,553
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	199,174	235,355
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	27,666	28,747
Commercial Mtg. Pass Through Certs. Series 2012-CR5, Class A4 2.77% due 12/10/2045(5)	35,000	35,730
Commercial Mtg. Pass Through Certs. Series 2010-C1, Class A3 4.21% due 07/10/2046*(5)	145,000	165,158
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.37% due 01/25/2037(6)	207,511	151,822
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	25,000	24,796
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(6)	1,160	1,167
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(6)	175,288	162,066
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(6)	9,033	8,624
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	100,000	99,971
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3
5.00% due 11/10/2046*(5)	185,000	220,377
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	122,774	129,008
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/2035(6)	297,180	259,895
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	155,000	156,023
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	390,000	429,947
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	155,000	178,517
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	13,000	13,334
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	160,000	163,056

4

GS Mtg. Securities Corp. II Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	165,000	178,238
GS Mtg. Securities Corp. II Series 2010-C1, Class A2 4.59% due 08/10/2043*(5)	145,000	169,446
GS Mtg. Securities Corp. II Series 2011-GC3, Class A4 4.75% due 03/10/2044*(5)	130,000	153,754
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	40,000	48,931
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	600,000	634,007
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(5)	170,000	171,197
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	150,000	168,876
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.49% due 03/25/2037(6)	67,132	52,854
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.77% due 01/25/2036(6)	138,584	119,281
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.91% due 04/25/2035(6)	104,944	92,960
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.92% due 04/25/2036(6)	24,555	19,815
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/2014*	90,000	90,501
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.74% due 05/25/2035(6)	165,181	141,680
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(5)	130,000	132,820
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	145,000	158,711
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/2041(5)	115,000	140,095
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	190,000	218,057
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.53% due 02/25/2035(6)	61,883	62,379
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.70% due 12/25/2034(6)	122,275	122,232
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	240,000	278,394
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	112,602	101,487
MortgageIT Trust FRS Series 2005-4, Class A1 0.48% due 10/25/2035(6)	378,100	313,456
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(6)	6,750	6,557
MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(6)	3,007	2,660
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.92% due 08/25/2034	3,581	3,563
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(5)	215,000	252,306
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2
0.31% due 02/25/2037	73,026	46,940
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	155,000	159,611
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	50,000	51,706
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.28% due 04/25/2037	364,382	182,267
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.34% due 05/25/2037	173,113	97,071
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.70% due 02/20/2047(6)	220,086	188,996
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	32,474	32,617
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.49% due 04/25/2045(6)	209,438	212,007
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	21,251	22,171
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(5)	16,000	16,453

5

UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	175,000	189,579
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,312
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	19,000	21,459
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(6)	256,973	256,116
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.63% due 01/25/2035(6)	368,218	360,852
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.64% due 10/25/2036(6)	133,110	112,212
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(5)	10,000	10,313
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(5)	85,000	87,760
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.15% due 02/15/2044*(5)(7)	1,103,536	53,710
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	110,000	130,178
Total Asset Backed Securities (cost $10,518,685)		11,099,342
U.S. CORPORATE BONDS & NOTES — 22.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	15,000	15,040
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	218,000	235,985
		251,025
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	10,000	10,850
Advertising Services — 0.0%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	2,000	2,020
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	5,000	4,488
		6,508
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	35,000	38,763
General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022	14,000	13,700
Lockheed Martin Corp. Notes 4.07% due 12/15/2042*	12,000	11,793
		64,256
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	45,000	50,062
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	218,000	240,186
Airlines — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1
7.20% due 01/02/2019	1,693	1,693
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B
7.63% due 01/02/2015	17,397	15,135
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	105,000	110,513
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	29,506	31,607
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	61,361	65,656
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	87,658	101,245
		325,849
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	3,000	3,150
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	18,000	18,180

6

Banks-Commercial — 0.3%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	19,000	20,856
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	145,000	145,132
Regions Bank Sub. Notes 7.50% due 05/15/2018	10,000	12,062
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	11,000	11,317
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	22,000	22,985
		212,352
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	13,000	13,140
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.86% due 03/01/2027	19,000	15,578
Comerica Bank Sub. Notes 5.20% due 08/22/2017	10,000	11,580
		27,158
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	45,000	49,613
Banks-Super Regional — 0.7%
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/2040	8,000	8,000
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014	9,000	9,097
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	17,000	17,353
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	50,000	57,201
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	9,000	11,011
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	140,000	149,541
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,191
US Bancorp Senior Notes 1.65% due 05/15/2017	11,000	11,208
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	125,000	149,755
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	155,000	155,254
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(8)	10,000	11,475
		582,086
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	10,000	10,450
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	65,000	106,748
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	200,000	215,966
		322,714
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	50,000	54,500
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	140,000	145,329
		199,829
Building & Construction Products-Misc. — 0.1%
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	30,000	37,492
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,250
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	25,860
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	5,000	5,800
Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	2,000	1,995

7

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	85,000	91,694
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	65,000	71,012
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	7,000	8,213
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	38,000	41,442
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	100,000	153,465
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	45,000	51,975
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	160,000	165,065
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	5,000	5,375
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	90,000	102,600
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	13,203
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	94,000	91,673
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	110,000	128,172
		925,884
Casino Hotels — 0.0%
Caesars Entertainment Operations Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	5,000	5,356
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(9)	1,227	1,332
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018	5,000	4,300
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	15,000	17,100
		28,088
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	130,000	136,466
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	65,000	68,819
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	16,000	18,600
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,185
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	25,000	30,875
		256,945
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	5,000	5,500
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	70,000	77,820
		83,320
Chemicals-Specialty — 0.1%
Cytec Industries, Inc.
Senior Notes
4.60% due 07/01/2013	40,000	40,515
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	10,000	13,798
NewMarket Corp. Company Guar. Notes 4.10% due 12/15/2022*	4,000	4,070
		58,383
Coal — 0.2%
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	3,000	2,790
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,825
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	15,000	16,238
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	10,000	10,625

8

Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	105,000	112,612
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	40,000	45,800
		198,890
Commercial Services-Finance — 0.0%
Equifax, Inc. Senior Notes 3.30% due 12/15/2022	6,000	5,952
Western Union Co. Senior Notes 2.38% due 12/10/2015	3,000	3,014
Western Union Co. Notes 2.88% due 12/10/2017	11,000	10,899
		19,865
Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	11,000	10,945
Autodesk, Inc. Senior Notes 3.60% due 12/15/2022	9,000	9,040
		19,985
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,824
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	20,000	27,059
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	5,000	5,113
		43,996
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	25,000	26,060
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	3,000	3,098
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	3,000	3,330
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	35,000	37,450
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	5,000	5,438
		42,888
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,369
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	5,000	5,425
		10,794
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	2,100	2,121
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	7,000	7,037
Diversified Banking Institutions — 3.6%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,349
BAC Capital Trust XIII FRS
Limited Guar. Notes
4.00% due 01/31/2013(8)	41,000	34,384
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	65,000	65,887
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	75,000	87,258
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	8,000	9,325
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	5,000	5,986
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	230,000	269,333
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	25,000	25,603
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	70,000	73,646
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	17,000	18,017
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(8)	6,000	6,059
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	155,000	168,931

9

Citigroup, Inc. Notes 8.50% due 05/22/2019	180,000	242,035
GMAC LLC Sub. Notes 8.00% due 12/31/2018	5,000	5,850
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	150,000	164,577
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	225,000	243,621
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	62,000	72,836
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	38,389
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	49,000	55,533
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	55,000	69,204
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	150,000	154,467
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	11,121
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	80,000	89,459
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	290,000	308,428
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	149,648
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	23,000	26,870
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(8)	10,000	11,330
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.31% due 05/15/2077	5,000	3,800
Morgan Stanley Senior Notes 4.75% due 03/22/2017	12,000	13,092
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	82,000	84,902
Morgan Stanley Senior Notes 5.38% due 10/15/2015	100,000	108,718
Morgan Stanley Senior Notes 5.50% due 07/28/2021	12,000	13,624
Morgan Stanley Senior Notes 5.63% due 09/23/2019	150,000	169,647
Morgan Stanley Senior Notes 6.38% due 07/24/2042	111,000	130,126
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	117,858
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,698
		3,059,611
Diversified Financial Services — 1.0%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	20,000	24,092
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	6,000	6,017
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	163,000	185,989
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	109,000	129,577
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	125,000	148,442
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	100,000	120,625
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 12/15/2022(8)	100,000	108,898
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	94,000	122,081
		845,721
Diversified Manufacturing Operations — 0.0%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	8,000	7,923
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	3,000	3,101
Textron, Inc. Senior Notes 4.63% due 09/21/2016	21,000	22,873
		33,897

10

E-Commerce/Services — 0.0%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022*	5,000	4,975
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/2017	30,000	31,875
		36,850
Electric-Distribution — 0.0%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*	7,000	6,936
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	13,000	12,730
		19,666
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	5,000	5,775
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	25,000	27,395
		33,170
Electric-Integrated — 0.7%
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	40,000	40,140
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	13,000	13,183
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	4,000	3,927
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,502
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	42,800
Edison International Senior Notes 3.75% due 09/15/2017	96,000	104,100
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	125,579
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	4,000	4,005
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	13,000	12,832
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	14,000	15,007
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	7,000	6,789
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,483
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	8,000	8,990
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	22,200
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	7,000	7,125
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	103,121
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041	8,000	8,120
		553,903
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.
Senior Notes
5.63% due 12/15/2020	7,000	7,770
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	3,000	2,955
Intel Corp. Senior Notes 4.00% due 12/15/2032	13,000	12,922
		15,877
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	8,000	8,045
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	250,000	266,654
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,736
		280,435
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	12,000	12,166
Finance-Consumer Loans — 0.3%
SLM Corp. Senior Notes 5.63% due 08/01/2033	90,000	83,475
SLM Corp. Senior Notes 6.25% due 01/25/2016	101,000	109,837

11

SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,025
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,550
		221,887
Finance-Investment Banker/Broker — 0.9%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	14,000	15,788
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	15,000	18,796
Lazard Group LLC Senior Notes 6.85% due 06/15/2017	185,000	213,826
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,337
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	11,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	19,000	20,916
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	300,000	327,465
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	180,818
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	4,000	5,207
		785,155
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016*	15,000	15,150
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	6,000	6,360
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	14,000	14,570
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	5,000	5,391
Milestone Aviation Group LLC Senior Notes 8.63% due 12/15/2017*	2,000	2,005
		43,476
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	7,000	7,052
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	5,000	4,737
		11,789
Food-Misc./Diversified — 0.1%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	65,000	89,623
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	103,679
Southern Union Co. Senior Notes 7.60% due 02/01/2024	12,000	15,282
		118,961
Gas-Transportation — 0.0%
Northern Natural Gas Co.
Senior Notes
4.10% due 09/15/2042*	5,000	5,022
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	7,000	7,093
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,038
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	10,000	11,075
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	40,000	44,200
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	25,841	28,554
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,613
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,900
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,600
		89,867

12

Insurance-Life/Health — 0.1%
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	29,000	29,154
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	11,000	10,984
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	14,000	15,346
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	11,000	11,399
		66,883
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	85,000	97,856
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	10,000	10,473
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	120,000	181,205
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,368
		212,046
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	175,000	253,750
Insurance-Reinsurance — 0.0%
Swiss Re Treasury US Corp. Company Guar. Notes 2.88% due 12/06/2022*	25,000	25,019
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	60,000	70,950
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	25,000	28,125
		99,075
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,290
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	6,000	6,300
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,947
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	3,000	3,188
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	23,050
		41,185
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	200,000	219,637
Medical-Drugs — 0.4%
AbbVie, Inc.
Company Guar. Notes
1.20% due 11/06/2015*	12,000	12,080
AbbVie, Inc.
Company Guar. Notes
1.75% due 11/06/2017*	280,000	283,046
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	15,000	15,194
AbbVie, Inc.
Company Guar. Notes
4.40% due 11/06/2042*	7,000	7,442
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	3,000	3,199
Johnson & Johnson Notes 5.55% due 08/15/2017	15,000	18,097
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	12,000	11,990
		351,048
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	13,000	12,888
Mylan, Inc. Senior Notes 7.88% due 07/15/2020*	11,000	12,999
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	5,000	5,066
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	5,000	5,104
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	4,000	4,165
		40,222

13

Medical-HMO — 0.2%
Cigna Corp. Senior Notes 4.00% due 02/15/2022	18,000	19,677
Cigna Corp. Senior Notes 5.38% due 02/15/2042	8,000	9,314
Cigna Corp. Senior Notes 6.15% due 11/15/2036	4,000	4,876
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	75,000	79,085
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	7,000	7,063
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	12,000	12,095
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	65,000	65,807
		197,917
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,145
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	50,000	52,125
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	42,000	47,250
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	90,000	100,350
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	5,000	4,725
		206,595
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	7,000	7,012
Precision Castparts Corp. Senior Notes 2.50% due 01/15/2023	55,000	55,352
		62,364
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	10,000	10,065
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,175
Multimedia — 1.3%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	5,000	5,024
CC Holdings GS V LLC Senior Sec. Notes 3.85% due 04/15/2023*	8,000	8,139
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	344,537
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	160,000	160,681
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	145,000	175,616
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	13,000	15,647
Time Warner Entertainment Co. LP
Company Guar. Notes
8.38% due 03/15/2023	135,000	190,806
Time Warner Entertainment Co. LP Company Guar. Notes
8.38% due 07/15/2033	12,000	17,514
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	212,000	208,546
		1,126,510
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	2,000	2,110
Non-Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*	5,000	4,750
Non-Profit Charity — 0.0%
Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022	10,000	10,093
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042	6,000	6,119
		16,212
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/2015	60,000	63,101
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	3,000	3,233

14

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	14,000	15,205
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	12,000	12,152
		30,590
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,150
Anadarko Petroleum Corp. Notes 6.20% due 03/15/2040	30,000	37,005
Apache Corp. Senior Notes 4.25% due 01/15/2044	11,000	11,238
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	15,000	15,825
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	16,162
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,850
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,180
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	5,025
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	21,600
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	15,000	15,825
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	7,000	7,335
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	13,000	14,741
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	45,000	53,018
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,000	3,428
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,762
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	30,000	32,100
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,275
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	23,000	27,775
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,775
		313,069
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	2,000	2,534
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	9,000	9,056
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	20,000	19,465
		31,055
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes
7.25% due 12/01/2018	5,000	5,300
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,325
		10,625
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	45,000	49,050
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	23,000	27,362
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	7,000	7,350
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	35,000	43,902
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	10,000	10,250
		137,914
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	250,000	254,664

15

Pipelines — 0.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	2,000	2,030
El Paso Corp. Company Guar. Notes 7.00% due 06/15/2017	65,000	74,252
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	10,000	9,804
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	71,000	82,005
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	11,000	13,468
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,338
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	55,000	60,453
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	5,000	5,462
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	3,000	3,157
		255,969
Real Estate Investment Trusts — 1.6%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,469
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	125,000	140,343
Camden Property Trust Senior Notes 2.95% due 12/15/2022	6,000	5,850
Duke Realty LP Senior Notes 6.75% due 03/15/2020	65,000	78,591
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	55,000	60,087
HCP, Inc. Senior Notes 3.75% due 02/01/2016	75,000	79,600
HCP, Inc. Senior Notes 6.00% due 01/30/2017	125,000	143,594
Health Care REIT, Inc. Senior Notes 2.25% due 03/15/2018	20,000	19,983
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	5,000	5,379
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	141,000	157,010
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	27,500
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	194,338
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	34,631
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	31,532
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,331
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	225,000	229,696
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes
4.75% due 06/01/2021	100,000	109,358
		1,328,292
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	165,000	188,699
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,650
		199,349
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,558
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	130,000	136,015
		146,573
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	57,142
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	34,425

16

Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	20,000	23,000
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	25,000	28,031
		85,456
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	120,000	130,136
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	35,000	37,581
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	8,000	10,238
CVS Caremark Corp. Senior Notes 6.25% due 06/01/2027	10,000	13,204
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	133,078	167,511
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,542	11,252
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,708	16,494
		218,699
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	5,000	5,250
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	20,000	21,700
Retail-Propane Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	27,000	29,295
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	25,000	24,750
		54,045
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,600
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	3,000	3,165
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	1,000	1,064
		9,829
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	8,000	8,480
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	25,000	27,563
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	14,000	14,877
First Niagara Financial Group, Inc. Sub. Notes
7.25% due 12/15/2021	19,000	22,665
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022	18,000	18,094
Santander Holdings USA, Inc. Senior Notes
3.00% due 09/24/2015	5,000	5,092
		60,728
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	9,000	9,614
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	7,813
		17,427
Security Services — 0.0%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	10,000	9,921
ADT Corp. Senior Notes 3.50% due 07/15/2022*	10,000	9,726
		19,647
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	10,000	10,875
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	15,000	16,313
		27,188

17

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,975
Telecom Services — 0.7%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	12,000	14,371
Qwest Corp. Senior Notes 7.50% due 10/01/2014	15,000	16,417
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,313
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	245,000	257,392
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	190,000	278,177
		571,670
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.63% due 12/01/2022	6,000	6,010
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*	7,000	7,030
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	9,000	9,040
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	85,000	101,260
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	10,000	12,822
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	9,000	11,771
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	11,000	13,188
Centurylink, Inc. Senior Notes 5.15% due 06/15/2017	25,000	26,936
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	75,000	79,285
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,750
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	56,000	64,680
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,345
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	5,000	6,769
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	80,000	90,000
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	15,000	16,388
		453,274
Television — 0.2%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	120,000	161,851
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	12,000	16,694
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	65,000	90,995
Lorillard Tobacco Co.
Company Guar. Notes
8.13% due 06/23/2019	80,000	102,082
		209,771
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	12,000	14,570
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	13,000	13,258
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	3,000	3,195
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	160,000	160,431
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	10,000	10,203
		170,634
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	15,000	16,538
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	10,000	10,525

18

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,481
Total U.S. CORPORATE BONDS & NOTES (cost $17,256,809)		18,723,369
FOREIGN CORPORATE BONDS & NOTES — 3.3%
Banks-Commercial — 0.2%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	17,000	17,065
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	109,000	120,596
		137,661
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 1.01% due 03/09/2015	20,000	18,949
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	200,000	239,225
Brewery — 0.0%
Heineken NV Senior Notes 1.40% due 10/01/2017*	6,000	5,982
Heineken NV Senior Notes 2.75% due 04/01/2023*	13,000	12,764
		18,746
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	5,000	5,237
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	5,000	5,875
		11,112
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 3.25% due 12/15/2019	11,000	11,064
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	6,000	5,845
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	42,900
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005(2)(3)†	20,000	0
Diversified Banking Institutions — 0.5%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	200,000	202,869
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	105,000	123,993
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	97,000	99,271
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	42,219
		468,352
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	20,000	22,275
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	30,000	34,050
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	7,000	6,994
		63,319
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	50,000	51,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,135
		57,135
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(8)	1,000	998
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	11,200
Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	133,000	134,399
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	9,000	9,225
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	105,000	114,967
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	11,000	13,466

19

Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	7,000		8,699
			280,756
Oil Companies-Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	17,000		22,492
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000		204,500
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	20,000		22,200
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	11,000		11,467
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	45,000		65,130
			325,789
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	12,000		12,267
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	20,000		20,808
BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022	7,000		6,936
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	18,000		20,744
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	170,000		191,390
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	85,000		107,702
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	96,000		105,600
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000		11,000
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	12,000		12,185
			488,632
Oil-Field Services — 0.0%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	12,000		11,949
Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 7.75% due 12/15/2017	35,000		37,012
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*	100,000		111,000
			148,012
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(9)	2,925		3,108
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.25% due 08/05/2015	75,000		75,756
Telecom Services — 0.2%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	130,000		132,597
Wind Acquisition Finance SA
Company Guar. Notes
7.25% due 02/15/2018*	10,000		10,050
			142,647
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	100,000		149,825
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	13,000		13,861
			163,686
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	30,000		31,462
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	5,000		5,325
Total Foreign Corporate Bonds & Notes (cost $2,606,748)			2,763,628
FOREIGN GOVERNMENT AGENCIES — 1.6%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	13,000		13,174
Province of British Columbia Senior Notes 2.85% due 06/15/2015	17,000		17,981
			31,155
Sovereign — 1.6%
Brazil Letras do Tesouro Nacional Bills zero coupon due 04/01/2013	BRL	1,450,000	696,563

20

Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025	16,000	26,000
Government of Canada Senior Notes 0.88% due 02/14/2017	13,000	13,105
Government of Romania Senior Notes 6.75% due 02/07/2022	32,000	38,880
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	20,000	30,880
Republic of Colombia Senior Notes 8.13% due 05/21/2024	25,000	37,625
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	46,000	46,506
Republic of Hungary Senior Notes 6.25% due 01/29/2020	14,000	15,453
Republic of Peru Senior Notes 7.13% due 03/30/2019	22,000	28,798
Republic of Poland Senior Notes 3.00% due 03/17/2023	31,000	30,922
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	30,000	52,050
Republic of Turkey Senior Notes 7.38% due 02/05/2025	24,000	32,520
Republic of Turkey Senior Notes 11.88% due 01/15/2030	10,000	19,638
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	11,000	12,815
Russian Federation Senior Notes 7.50% due 03/31/2030(11)	41,850	53,752
United Mexican States Senior Notes 3.63% due 03/15/2022	40,000	43,750
United Mexican States Senior Notes 4.75% due 03/08/2044	100,000	113,000
United Mexican States Senior Notes Series A 6.05% due 01/11/2040	19,000	25,479
		1,317,736
Total Foreign Government Agencies (cost $1,331,244)		1,348,891
MUNICIPAL BONDS & NOTES — 0.9%
Municipal Bonds — 0.9%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040	130,000	191,872
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	18,000	20,273
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	15,000	14,806
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	18,000	19,945
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	121,887
State of Calfornia General Obligation Bonds 6.51% due 04/01/2039	45,000	51,706
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000	144,180
State of Illinois
General Obligation Bonds
5.67% due 03/01/2018	175,000	199,376
Total Municipal Bonds & Notes (cost $607,590)		764,045
U.S. GOVERNMENT AGENCIES — 24.2%
Federal Home Loan Mtg. Corp. — 3.8%
3.00% due 08/01/2027	24,548	25,975
3.00% due 10/01/2042	32,870	34,648
3.00% due 11/01/2042	10,960	11,469
3.50% due 02/01/2042	19,369	20,916
3.50% due 03/01/2042	8,676	9,275
4.00% due 05/01/2040	409,929	449,024
4.00% due January TBA	2,000,000	2,135,000
4.50% due 01/01/2039	7,280	7,812
5.00% due 12/01/2020	7,534	8,113
5.00% due 07/01/2021	32,560	35,046
5.00% due 05/01/2034	35,771	40,057
5.00% due 07/01/2035	7,398	7,988
5.00% due 08/01/2035	34,637	37,401
5.00% due 11/01/2035	10,957	11,831
5.50% due 07/01/2034	20,326	22,091
5.50% due 07/01/2035	28,367	31,278
5.50% due 04/01/2037	22,587	24,400
5.50% due 05/01/2037	14,702	15,938
5.50% due 08/01/2037	64,460	71,368
5.50% due 04/01/2038	8,451	9,124
5.50% due 07/01/2038	14,382	15,537
6.00% due 09/01/2026	89,154	97,078
6.00% due 08/01/2036	15,068	16,478
6.50% due 05/01/2016	90	90
6.50% due 05/01/2029	7,927	9,281
6.50% due 11/01/2034	15,280	17,456
6.50% due 03/01/2036	17,708	20,141

21

6.50% due 05/01/2036	204	232
6.50% due 11/01/2037	7,586	8,633
7.00% due 04/01/2032	5,587	6,548
Federal Home Loan Mtg. Corp., REMIC
Series 1577, Class PK
6.50% due 09/15/2023(6)	37,321	41,715
Series 1226, Class Z
7.75% due 03/15/2022(6)	2,088	2,280
		3,244,223
Federal National Mtg. Assoc. — 11.9%
3.00% due 06/01/2042	9,540	10,007
3.00% due 12/01/2042	10,659	11,179
3.00% due January TBA	4,800,000	5,029,500
3.50% due 12/01/2041	64,874	69,220
3.50% due 04/01/2042	47,532	50,820
3.50% due 05/01/2042	45,053	48,170
4.00% due 11/01/2040	143,896	154,409
4.00% due 11/01/2041	8,497	9,121
4.50% due 01/01/2039	13,220	14,285
4.50% due 06/01/2039	447,843	497,219
4.56% due 01/01/2015	707,146	736,681
4.85% due 11/01/2015	755,165	820,158
5.00% due 03/01/2018	18,571	20,182
5.00% due 06/01/2019	5,360	5,825
5.00% due 07/01/2040	48,706	53,005
5.50% due 06/01/2020	145,782	157,938
5.50% due 07/01/2020	89,164	96,599
5.50% due 03/01/2021	76,760	83,160
5.50% due 04/01/2021	121,848	132,008
5.50% due 06/01/2021	134,676	145,905
5.50% due 10/01/2021	129,097	139,861
5.50% due 12/01/2021	151,120	163,425
5.50% due 06/01/2022	138,690	149,994
5.50% due 12/01/2029	7,357	8,003
5.50% due 05/01/2034	8,883	9,762
5.50% due 06/01/2034	12,590	13,773
5.50% due 12/01/2035	38,706	42,297
5.50% due 06/01/2036	770,785	847,115
5.50% due 12/01/2036	1,151	1,252
5.50% due 06/01/2038	9,358	10,167
5.50% due 07/01/2038	3,608	3,920
5.50% due 06/01/2039	27,315	29,683
6.00% due 06/01/2017	7,457	8,021
6.00% due 06/01/2026	61,073	66,864
6.00% due 03/01/2027	79,558	87,052
6.00% due 12/01/2033	7,117	7,950
6.00% due 05/01/2034	26,865	29,873
6.00% due 07/01/2034	2,709	3,012
6.00% due 07/01/2038	49,234	53,794
6.50% due 08/01/2016	5,336	5,709
6.50% due 09/01/2032	22,575	25,712
6.50% due 04/01/2034	3,577	4,030
6.50% due 11/01/2035	25,726	30,518
6.50% due 02/01/2036	74,248	84,902
6.50% due 07/01/2036	9,096	10,203
6.50% due 10/01/2037	13,010	15,461
7.00% due 06/01/2037	80,796	92,033
Federal National Mtg. Assoc. REMIC
Series 2010-112, Class AB
4.00% due 11/25/2035(6)	5,752	5,792
Series 2010-6, Class DG
5.00% due 11/25/2037(6)	12,395	12,514
		10,108,083
Government National Mtg. Assoc. — 8.5%
4.00% due 10/15/2040	40,067	44,245
4.00% due 11/15/2040	781,917	863,452
4.00% due 02/15/2041	35,072	38,499
4.00% due 07/15/2041	742,321	814,856
4.00% due 09/15/2041	36,839	40,439
4.00% due 10/15/2041	31,136	34,179
4.00% due 11/15/2041	449,867	493,825
4.50% due 06/15/2041	1,366,257	1,496,109
5.00% due 01/15/2033	6,885	7,580
5.00% due 12/15/2038	351,672	384,326
5.00% due 04/15/2039	521,217	570,592
5.00% due 01/15/2040	181,127	201,834
5.00% due 04/15/2041	375,883	410,433
5.00% due January TBA	1,000,000	1,090,781
5.50% due 04/15/2036	129,884	146,223
6.00% due 02/15/2033	72,746	81,846
6.50% due 07/15/2028	249,445	285,698
6.50% due 08/15/2028	14,918	17,535
6.50% due 09/15/2028	28,935	34,012
6.50% due 11/15/2028	32,504	38,207
7.00% due 11/15/2031	9,287	11,186
7.00% due 01/15/2033	14,754	17,770
7.00% due 05/15/2033	21,067	25,376
7.50% due 01/15/2032	7,848	9,596
8.00% due 02/15/2030	2,373	2,769
8.50% due 11/15/2017	1,065	1,144
9.00% due 11/15/2021	439	482
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/2035(6)	6,911	7,973
Series 2005-74, Class HA
7.50% due 09/16/2035(6)	833	956
Series 2005-74, Class HC
7.50% due 09/16/2035(6)	4,140	4,790
		7,176,713
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042	10,000	9,937
Total U.S. Government Agencies (cost $19,969,282)		20,538,956
U.S. GOVERNMENT TREASURIES — 15.6%
United States Treasury Bonds — 5.1%
2.75% due 08/15/2042	200,000	193,125
2.75% due 11/15/2042	3,000	2,890
3.13% due 11/15/2041	525,000	549,528
3.13% due 02/15/2042	30,000	31,369
3.75% due 08/15/2041	22,000	25,857
3.88% due 08/15/2040	375,000	450,703

22

4.38% due 02/15/2038	1,300,000	1,686,750
4.38% due 11/15/2039	470,000	611,441
4.75% due 02/15/2041	2,000	2,757
5.25% due 11/15/2028	58,000	80,131
6.63% due 02/15/2027(12)	450,000	692,226
8.13% due 08/15/2019	8,000	11,644
		4,338,421
United States Treasury Notes — 10.5%
0.13% due 04/15/2016 TIPS(13)	717,866	755,891
0.13% due 04/15/2017 TIPS(13)	2,077,618	2,224,836
0.25% due 03/31/2014	45,000	45,021
0.25% due 06/30/2014	1,950,000	1,950,762
0.25% due 11/30/2014	7,000	7,000
0.38% due 04/15/2015	30,000	30,054
0.50% due 07/31/2017	6,000	5,964
0.63% due 05/31/2017	6,000	6,009
0.63% due 08/31/2017	31,000	30,971
0.63% due 09/30/2017	17,000	16,969
0.75% due 12/31/2017	8,000	8,013
0.88% due 02/28/2017	60,000	60,787
0.88% due 07/31/2019	50,000	49,383
1.00% due 10/31/2016	200,000	203,812
1.00% due 03/31/2017	93,000	94,664
1.13% due 05/31/2019	150,000	150,949
1.25% due 10/31/2015	63,000	64,600
1.75% due 07/31/2015	2,850,000	2,954,202
1.75% due 05/15/2022	39,000	39,338
2.00% due 02/15/2022	177,000	183,043
2.13% due 11/30/2014	4,000	4,142
2.13% due 05/31/2015	13,000	13,564
2.38% due 05/31/2018	4,000	4,334
2.75% due 12/31/2017	19,000	20,906
3.63% due 08/15/2019	2,000	2,329
		8,927,543
Total U.S. Government Treasuries (cost $12,555,896)		13,265,964
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(2)(3)	32	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $500.00)	2	700
ION Media Networks, Inc. Expires 12/18/2016(2)(3)(4) (strike price $687.00)	2	400
		1,100
Total Warrants (cost $33)		1,100
Total Long-Term Investment Securities (cost $75,497,733)		81,935,997

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Commercial Paper — 0.3%
BNP Paribas Finance, Inc 0.16% due 01/02/13 (cost $300,000)	$300,000	300,000
REPURCHASE AGREEMENTS — 12.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $155,000 and collateralized by $160,000 of United States Treasury Notes, bearing interest at 0.25%, due 10/15/2015 and having an approximate value of $159,800	155,000	155,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	1,850,000	1,850,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	1,710,000	1,710,000
BNP Paribas SA Joint Repurchase Agreement(14)	1,710,000	1,710,000
Deutsche Bank AG Joint Repurchase Agreement(14)	670,000	670,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	2,295,000	2,295,000
UBS Securities LLC Joint Repurchase Agreement(14)	2,140,000	2,140,000
Total Repurchase Agreements (cost $10,530,000)		10,530,000
TOTAL INVESTMENTS
(cost $86,327,733)(10)	109.3%	92,765,997
Liabilities in excess of other assets	(9.3)	(7,917,443)
NET ASSETS	100.0%	$84,848,554

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $6,785,517 representing 8.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $928,177 representing 1.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $1,103 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expires 12/18/16
(strike price $500.00)
Warrants	03/01/2011	2	$—	$700	$350.00	0.00%

ION Media Networks, Inc.
Expires 12/18/16
(strike price $687.00)
Warrants	11/11/2010	2	—	400	200.00	0.00
				$1,100		0.00%

(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Interest Only
(8)	Perpetual maturity - maturity date reflects the next call date.

23

(9)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Principal amount of security is adjusted for inflation.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	Denominated in United States dollars unless otherwise indicated.
BRL	—Brazilian Real
REMIC	—Real Estate Mortgage Investment Conduit
TBA

—Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS	—Treasury Inflation Protected Securities
FRS	—Floating Rate Security
VRS	—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
7	Long	Australian 10YR Bonds	March 2013	$891,094	$896,421	$5,327
4	Short	Euro Bund	March 2013	763,636	768,951	(5,315)
8	Long	U.S. Treasury 2YR Notes	March 2013	1,763,250	1,763,750	500
7	Long	U.S. Treasury 5YR Notes	March 2013	872,414	870,898	(1,516)
25	Long	U.S. Treasury 10YR Notes	March 2013	3,319,357	3,319,531	174
17	Short	U.S. Long Bonds	March 2013	2,544,154	2,507,500	36,654
3	Short	U.S. Ultra Bonds	March 2013	497,045	487,781	9,264
						$45,088

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	305,000	USD	148,599	02/04/2013	$264	$—

Morgan Stanley and Co., Inc.	BRL	722,000	USD	345,968	01/03/2013	—	(6,657)
	USD	353,315	BRL	722,000	01/03/2013	—	(690)
						—	(7,347)
Royal Bank of Canada	BRL	722,000	USD	353,315	01/03/2013	690	—
	BRL	1,027,000	USD	496,175	02/04/2013	—	(3,302)
	USD	349,891	BRL	722,000	01/03/2013	2,734	—
	USD	106,426	MXN	1,383,000	01/15/2013	453	—
						3,877	(3,302)
Net Unrealized Appreciation (Depreciation)						$4,141	$(10,649)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Apparel Manufacturers	$26,922	$88,034	$—	$114,956
Beverages-Wine/Spirits	—	80,312	—	80,312
Brewery	—	82,757	—	82,757
Industrial Automated/Robotic	—	297,542	—	297,542
Insurance-Life/Health	70,129	146,119	—	216,248
Retail-Jewelry	—	233,413	—	233,413
Other Industries*	12,379,633	—	—	12,379,633
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	25,840	—	—	25,840
Asset Backed Securities:
Diversified Financial Services	—	11,099,342	—	11,099,342
U.S. Corporate Bonds & Notes:
Airlines	—	325,849	—	325,849
Recycling	—	—	0	0
Other Industries*	—	18,397,520	—	18,397,520
Foreign Corporate Bonds & Notes:
Containers-Metal/Glass	—	—	0	0
Other Industries*	—	2,763,628	—	2,763,628
Foreign Government Agencies	—	1,348,891	—	1,348,891
Municipal Bond & Notes	—	764,045	—	764,045
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	10,108,083	—	10,108,083
Government National Mtg. Assoc.	—	7,176,713	—	7,176,713
Other U.S. Government Agencies*	—	3,254,160	—	3,254,160
U.S. Government Treasuries:
Unites States Treasury Bonds	—	4,338,421	—	4,338,421
Unites States Treasury Notes	—	8,927,543	—	8,927,543
Warrants	—	—	1,100	1,100
Short-Term Investment Securities:
Commercial Paper	—	300,000	—	300,000
Repurchase Agreements	—	10,530,000	—	10,530,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	51,919	—	—	51,919
Open Forward Foreign Currency
Contracts-Appreciation	—	4,141	—	4,141
Total	$12,554,443	$80,266,514	$1,100	$92,822,057

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$6,831	—	—	$6,831
Open Forward Foreign Currency
Contracts-Depreciation	—	10,649	—	10,649
Total	$6,831	$10,649	$—	$17,480

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $928,177 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no material transfers between Level 2 and Level 3 during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

24

Seasons Series Trust

asset allocation: diversified growth portfolio

Portfolio of Investments — December 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount(18)	Value (Note 1)
COMMON STOCK — 73.7%
Advertising Agencies — 0.0%
WPP PLC†(2)	4,714	$68,529
Advertising Services — 0.0%
Millennial Media, Inc.†	910	11,402
Vertis, Inc.(1)(11)	99	1
		11,403
Aerospace/Defense — 1.8%
Boeing Co.	14,000	1,055,040
Embraer SA ADR(2)	1,656	47,213
General Dynamics Corp.	7,100	491,817
Lockheed Martin Corp.	5,690	525,130
Northrop Grumman Corp.	5,800	391,964
Raytheon Co.	7,500	431,700
Rolls-Royce Holdings PLC(2)	1,874	27,001
		2,969,865
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc.	560	34,698
European Aeronautic Defence and Space Co. NV(2)	4,373	171,392
		206,090
Agricultural Biotech — 0.0%
Vilmorin & Cie(2)	28	3,463
Agricultural Chemicals — 0.8%
Agrium, Inc.	116	11,590
CF Industries Holdings, Inc.	1,367	277,720
China BlueChemical, Ltd., Class H(2)	54,000	36,266
Incitec Pivot, Ltd.(2)	1,943	6,603
Intrepid Potash, Inc.	167	3,555
Monsanto Co.	8,637	817,492
Mosaic Co.	124	7,022
Potash Corp. of Saskatchewan, Inc.	345	14,038
Syngenta AG(2)	432	174,261
Yara International ASA(2)	187	9,282
		1,357,829
Agricultural Operations — 0.1%
Andersons, Inc.	54	2,317
Archer-Daniels-Midland Co.	321	8,792
Astra Agro Lestari Tbk PT(2)	1,500	3,077
Black Earth Farming, Ltd. SDR†(2)	572	779
Bunge, Ltd.	131	9,522
Chaoda Modern Agriculture Holdings, Ltd.†(1)(11)	10,000	645
Cresud SACIF y A ADR	233	1,939
First Resources, Ltd.(2)	26,000	43,313
Golden Agri-Resources, Ltd.(2)	91,000	48,989
GrainCorp., Ltd.(2)	676	8,712
Indofood Agri Resources, Ltd.(2)	1,000	1,102
IOI Corp. Bhd(2)	3,500	5,837
Kuala Lumpur Kepong Bhd(2)	800	6,294
KWS Saat AG(2)	12	3,857
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(2)	12,500	3,032
SLC Agricola SA(2)	257	2,494
		150,701
Airlines — 0.5%
Alaska Air Group, Inc.†	496	21,373
China Eastern Airlines Corp., Ltd.†(2)	84,000	33,639
Delta Air Lines, Inc.†	22,700	269,449
Deutsche Lufthansa AG(2)	2,778	52,217
International Consolidated Airlines Group SA†(2)	22,170	65,521
Japan Airlines Co., Ltd.(2)	700	29,961
SkyWest, Inc.	2,007	25,007
Southwest Airlines Co.	21,000	215,040
Turk Hava Yollari†(2)	13,820	48,630
US Airways Group, Inc.†	1,780	24,030
		784,867
Apparel Manufacturers — 0.4%
Christian Dior SA(2)	1,116	192,940
Coach, Inc.	6,787	376,747
		569,687
Appliances — 0.1%
Haier Electronics Group Co., Ltd.†(2)	60,000	88,532
Applications Software — 1.0%
Actuate Corp.†	8,362	46,827
Infoblox, Inc.†	1,353	24,313
InterXion Holding NV†	2,375	56,430
Microsoft Corp.	53,772	1,437,326
Parametric Technology Corp.†	1,279	28,790
RealPage, Inc.†	1,289	27,804
Tangoe, Inc.†	1,053	12,499
		1,633,989
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	1,935	39,164
Audio/Video Products — 0.0%
VOXX International Corp.†	4,337	29,188
Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG(2)	105	10,126
Brilliance China Automotive Holdings, Ltd.†(2)	44,000	55,237
Daihatsu Motor Co., Ltd.(2)	4,000	79,119
Daimler AG(2)	948	51,803
Ford Otomotiv Sanayi AS(2)	4,074	49,036
Fuji Heavy Industries, Ltd.(2)	7,000	88,139
Hyundai Motor Co.(2)	158	32,520
Isuzu Motors, Ltd.(2)	30,000	178,706
Kia Motors Corp.(2)	1,001	53,264
Mitsubishi Motors Corp.†(2)	77,000	79,593
Nissan Motor Co., Ltd.(2)	10,900	103,457
Suzuki Motor Corp.(2)	6,000	156,851
		937,851
Auto-Heavy Duty Trucks — 0.1%
Fiat Industrial SpA(2)	11,675	128,010
Scania AB, Class B(2)	4,691	97,564
		225,574
Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.(2)	700	21,831
American Axle & Manufacturing Holdings, Inc.†	1,505	16,856
Delphi Automotive PLC	8,800	336,600
Hyundai Mobis(2)	392	106,321
Hyundai Wia Corp.(2)	357	58,184
Lear Corp.	3,300	154,572
Valeo SA(2)	716	36,306

WABCO Holdings, Inc.†	2,100	136,899
		867,569
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	2,115	46,995
Banks-Commercial — 2.5%
Agricultural Bank of China, Ltd., Class H(2)	139,000	70,081
Associated Banc-Corp.	8,000	104,960
Australia & New Zealand Banking Group, Ltd.(2)	5,444	142,529
Banco Bilbao Vizcaya Argentaria SA(2)	3,376	30,993
Banco Santander Brasil SA ADR	6,082	44,216
Banco Santander SA(2)	16,940	136,589
Bank Mandiri Persero Tbk PT(2)	80,500	68,077
Bank Rakyat Indonesia Persero Tbk PT(2)	100,000	72,827
Cardinal Financial Corp.	2,332	37,942
China Construction Bank Corp., Class H(2)	169,000	137,736
Chongqing Rural Commercial Bank, Class H(2)	65,000	36,265
CIMB Group Holdings Bhd(2)	25,000	62,445
CIT Group, Inc.†	7,300	282,072
Citizens & Northern Corp.	1,475	27,878
Citizens Republic Bancorp, Inc.†	1,310	24,851
City National Corp.	2,300	113,896
Commonwealth Bank of Australia(2)	3,946	256,322
DBS Group Holdings, Ltd.(2)	7,000	85,689
East West Bancorp, Inc.	1,916	41,175
Financial Institutions, Inc.	1,521	28,336
First Community Bancshares, Inc.	1,448	23,125
FirstRand, Ltd.(2)	8,905	32,928
Grupo Financiero Banorte SAB de CV, Class O	17,034	109,995
Hanmi Financial Corp.†	3,025	41,110
Heartland Financial USA, Inc.	1,016	26,568
Industrial & Commercial Bank of China, Ltd.(2)	216,000	155,772
Irish Bank Resolution Corp., Ltd.†(1)(11)	72,610	0
Joyo Bank, Ltd.(2)	18,000	85,061
Kasikornbank PCL NVDR(2)	9,400	59,699
MainSource Financial Group, Inc.	2,239	28,368
National Bank of Canada	401	31,138
Oriental Financial Group, Inc.	1,389	18,543
Peoples Bancorp, Inc./OH	1,413	28,868
Popular, Inc.†	6,292	130,811
Republic Bancorp, Inc., Class A	918	19,397
Resona Holdings, Inc.(2)	16,600	75,261
Sberbank of Russia ADR	16,559	207,981
Security Bank Corp.(2)	7,880	30,001
Siam Commercial Bank PCL	10,300	60,945
Standard Chartered PLC(2)	4,780	121,167
Svenska Handelsbanken AB, Class A(2)	3,407	122,073
Swedbank AB, Class A(2)	8,767	172,521
Synovus Financial Corp.	40,400	98,980
Toronto-Dominion Bank	2,800	236,124
Turkiye Garanti Bankasi AS(2)	15,653	81,434
Turkiye Halk Bankasi AS(2)	4,412	43,430
United Overseas Bank, Ltd.(2)	1,000	16,378
Virginia Commerce Bancorp, Inc.†	3,671	32,855
Washington Banking Co.	1,766	24,053
Westpac Banking Corp.(2)	4,251	116,216
		4,035,681
Banks-Fiduciary — 0.5%
Northern Trust Corp.	5,800	290,928
State Street Corp.	10,300	484,203
		775,131
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	2,305	38,401
Banks-Super Regional — 0.9%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,759	59,484
Fifth Third Bancorp	30,000	455,700
PNC Financial Services Group, Inc.	10,500	612,255
Wells Fargo & Co.	8,656	295,862
		1,423,301
Batteries/Battery Systems — 0.0%
EnerSys, Inc.†	1,758	66,154
Beverages-Non-alcoholic — 0.2%
Coca-Cola Amatil, Ltd.(2)	1,208	16,984
Coca-Cola Co.	5,500	199,375
Fomento Economico Mexicano SAB de CV ADR	280	28,196
		244,555
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	3,600	127,404
Diageo PLC(2)	3,260	94,907
Pernod-Ricard SA(2)	502	59,028
		281,339
Brewery — 0.3%
Anheuser-Busch InBev NV(2)	2,171	189,721
Heineken Holding NV(2)	2,210	121,056
Molson Coors Brewing Co., Class B	2,900	124,091
SABMiller PLC(2)	2,393	112,634
		547,502
Broadcast Services/Program — 0.1%
Global Mediacom Tbk PT(2)	90,000	22,459
Grupo Televisa SAB ADR	2,779	73,866
		96,325
Building & Construction Products-Misc. — 0.1%
China National Building Material Co., Ltd.(2)	24,000	35,998
Fortune Brands Home & Security, Inc.†	4,700	137,334
Trex Co., Inc.†	1,294	48,176
		221,508
Building & Construction-Misc. — 0.0%
China Communications Construction Co., Ltd., Class H(2)	33,000	32,362
Enka Insaat ve Sanayi AS(2)	11,439	34,046
		66,408

Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.(2)	500	17,180
Building Products-Cement — 0.1%
Cemex SAB de CV ADR	4,600	45,402
China Shanshui Cement Group, Ltd.(2)	79,000	59,143
Eagle Materials, Inc.	868	50,778
Indocement Tunggal Prakarsa Tbk PT(2)	23,000	53,734
		209,057
Building-Heavy Construction — 0.2%
Chicago Bridge & Iron Co. NV	3,100	143,685
China Railway Group, Ltd., Class H(2)	89,000	52,377
Daelim Industrial Co., Ltd.(2)	514	42,226
Vinci SA(2)	3,264	155,342
		393,630
Building-Maintance & Services — 0.1%
Babcock International Group PLC(2)	5,543	86,020
Building-Residential/Commercial — 0.2%
Beazer Homes USA, Inc.†	4,876	82,356
Persimmon PLC(2)	1,958	25,858
PulteGroup, Inc.†	10,700	194,312
Ryland Group, Inc.	1,015	37,047
		339,573
Cable/Satellite TV — 1.0%
British Sky Broadcasting Group PLC(2)	7,295	91,128
Comcast Corp., Class A	35,800	1,338,204
DISH Network Corp., Class A	5,800	211,120
Kabel Deutschland Holding AG(2)	679	50,775
		1,691,227
Casino Hotels — 0.3%
MGM China Holdings, Ltd.(2)	50,800	92,963
SJM Holdings, Ltd.(2)	49,000	115,310
Trump Entertainment Resorts, Inc.(1)(11)	12	48
Wynn Resorts, Ltd.	2,200	247,478
		455,799
Cellular Telecom — 0.4%
Advanced Info Service PCL	7,400	50,559
America Movil SAB de CV, Series L ADR	3,389	78,421
MetroPCS Communications, Inc.†	11,600	115,304
MTN Group, Ltd.(2)	2,963	62,278
NTT DOCOMO, Inc.(2)	72	103,403
Turkcell Iletisim Hizmetleri AS†(2)	5,513	35,669
Vodafone Group PLC(2)	72,916	183,374
		629,008
Chemicals-Diversified — 1.1%
Arkema SA(2)	1,342	141,104
BASF SE(2)	3,837	360,645
Georgia Gulf Corp.	428	17,668
Huntsman Corp.	4,800	76,320
Innophos Holdings, Inc.	1,166	54,219
Innospec, Inc.	1,176	40,560
K+S AG(2)	684	31,623
Koninklijke DSM NV(2)	2,060	124,083
Lanxess AG(2)	496	43,378
LyondellBasell Industries NV, Class A	6,000	342,540
Nitto Denko Corp.(2)	2,900	142,681
Nufarm, Ltd./Australia(2)	968	5,877
PPG Industries, Inc.	2,800	378,980
Sociedad Quimica y Minera de Chile SA ADR	200	11,528
		1,771,206
Chemicals-Other — 0.0%
American Vanguard Corp.	726	22,557
Chemicals-Plastics — 0.1%
Landec Corp.†	2,237	21,229
PolyOne Corp.	3,174	64,813
		86,042
Chemicals-Specialty — 0.4%
Cytec Industries, Inc.	1,200	82,596
Eastman Chemical Co.	3,200	217,760
Kraton Performance Polymers, Inc.†	575	13,817
Minerals Technologies, Inc.	448	17,884
OM Group, Inc.†	980	21,756
Tronox, Ltd. Class A	1,694	30,916
WR Grace & Co.†	2,784	187,168
		571,897
Circuit Boards — 0.0%
Tripod Technology Corp.(2)	13,870	29,937
Coal — 0.2%
Alpha Natural Resources, Inc.†	7,000	68,180
Peabody Energy Corp.	6,400	170,304
		238,484
Coatings/Paint — 0.3%
Kronos Worldwide, Inc.	1,859	36,251
Sherwin-Williams Co.	1,700	261,494
Valspar Corp.	2,200	137,280
		435,025
Commercial Services — 0.1%
Acacia Research Corp.†	467	11,978
Aggreko PLC(2)	352	10,095
HMS Holdings Corp.†	889	23,043
Providence Service Corp.†	2,079	35,322
Standard Parking Corp.†	2,407	52,930
		133,368
Commercial Services-Finance — 0.2%
Experian PLC(2)	5,205	84,099
Global Cash Access Holdings, Inc.†	3,251	25,488
Green Dot Corp., Class A†	1,892	23,082
Total System Services, Inc.	12,300	263,466
		396,135
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,113	30,763
Computer Data Security — 0.1%
Gemalto NV(2)	1,159	104,931
Computer Services — 0.9%
Accenture PLC, Class A	14,100	937,650
International Business Machines Corp.	2,829	541,895
LivePerson, Inc.†	1,579	20,748
Manhattan Associates, Inc.†	717	43,264

Unisys Corp.†	476	8,235
		1,551,792
Computer Software — 0.0%
Cornerstone OnDemand, Inc.†	675	19,933
SS&C Technologies Holdings, Inc.†	1,117	25,825
		45,758
Computers — 3.8%
Apple, Inc.	11,676	6,223,658
Silicon Graphics International Corp.†	1,123	11,489
		6,235,147
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	21,432	114,232
MTS Systems Corp.	743	37,841
Netscout Systems, Inc.†	1,343	34,905
NTT Data Corp.(2)	18	56,279
Riverbed Technology, Inc.†	6,875	135,575
		378,832
Computers-Memory Devices — 0.5%
EMC Corp.†	25,700	650,210
Western Digital Corp.	4,800	203,952
		854,162
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	3,700	85,803
Stratasys, Ltd.	308	24,686
		110,489
Consulting Services — 0.2%
Bureau Veritas SA(2)	805	89,502
CoreLogic, Inc.†	9,200	247,664
Corporate Executive Board Co.	421	19,981
MAXIMUS, Inc.	283	17,891
		375,038
Consumer Products-Misc. — 0.1%
Jarden Corp.	2,600	134,420
Prestige Brands Holdings, Inc.†	1,772	35,493
		169,913
Containers-Metal/Glass — 0.1%
Ball Corp.	3,600	161,100
Containers-Paper/Plastic — 0.2%
Bemis Co., Inc.	2,600	86,996
Packaging Corp. of America	2,400	92,328
Sealed Air Corp.	4,057	71,038
		250,362
Cosmetics & Toiletries — 1.1%
Kao Corp.(2)	4,200	109,429
Procter & Gamble Co.	26,204	1,778,989
		1,888,418
Data Processing/Management — 0.1%
Acxiom Corp.†	2,755	48,102
CommVault Systems, Inc.†	575	40,083
CSG Systems International, Inc.†	620	11,272
Fair Isaac Corp.	2,303	96,795
		196,252
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	960	8,640
Diagnostic Kits — 0.1%
Alere, Inc.†	1,899	35,131
OraSure Technologies, Inc.†	2,999	21,533
Trinity Biotech PLC ADR	1,300	18,746
		75,410
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	1,532	50,985
Core-Mark Holding Co., Inc.	723	34,234
Wolseley PLC(2)	314	14,925
		100,144
Diversified Banking Institutions — 2.8%
Barclays PLC(2)	74,484	321,650
BNP Paribas SA(2)	3,393	191,254
Citigroup, Inc.	398	15,745
Credit Agricole SA(2)	11,422	92,736
Credit Suisse Group AG(2)	2,408	60,420
Deutsche Bank AG(2)	2,874	125,213
Goldman Sachs Group, Inc.	8,100	1,033,236
HSBC Holdings PLC(2)	36,717	388,350
JPMorgan Chase & Co.	40,589	1,784,698
Mitsubishi UFJ Financial Group, Inc.(2)	54,100	291,120
Royal Bank of Scotland Group PLC†(2)	7,000	37,701
Societe Generale SA(2)	793	29,828
UBS AG(2)	8,938	140,561
UniCredit SpA(2)	7,348	36,285
		4,548,797
Diversified Financial Services — 0.1%
China Everbright, Ltd.(2)	26,000	51,106
Hana Financial Group, Inc.(2)	1,780	58,191
		109,297
Diversified Manufacturing Operations — 1.4%
AZZ, Inc.	796	30,590
Chase Corp.	1,208	22,469
Danaher Corp.	12,100	676,390
General Electric Co.	29,762	624,705
Ingersoll-Rand PLC	7,100	340,516
Invensys PLC(2)	19,047	103,483
Koppers Holdings, Inc.	873	33,305
Leggett & Platt, Inc.	4,800	130,656
LSB Industries, Inc.†	3,310	117,240
Pentair, Ltd.	1	49
Siemens AG(2)	1,746	189,772
Standex International Corp.	683	35,031
		2,304,206
Diversified Minerals — 0.3%
BHP Billiton PLC(2)	3,708	130,297
BHP Billiton, Ltd.(2)	6,296	245,878
Teck Resources, Ltd., Class B	600	21,806
Xstrata PLC(2)	1,834	32,620
		430,601

Diversified Operations — 0.2%
Alliance Global Group, Inc.(2)	109,100	44,587
C C Land Holdings, Ltd.(2)	114,334	40,706
LS Corp.(2)	71	6,291
Siam Cement PCL NVDR(2)	3,800	54,845
Swire Pacific, Ltd., Class A(2)	12,500	155,336
Tongaat Hulett, Ltd.(2)	1,796	28,577
		330,342
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC(2)	5,834	95,256
E-Commerce/Services — 0.9%
Dena Co., Ltd.(2)	1,600	52,609
Expedia, Inc.	2,750	168,988
IAC/InterActiveCorp	6,000	283,800
Liberty Interactive Corp., Class A†	14,500	285,360
OpenTable, Inc.†	344	16,787
priceline.com, Inc.†	1,000	621,200
Rakuten, Inc.(2)	3,300	25,736
		1,454,480
E-Marketing/Info — 0.0%
ValueClick, Inc.†	1,785	34,647
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,878	22,123
Electric Products-Misc. — 0.2%
AMETEK, Inc.	6,250	234,813
Mitsubishi Electric Corp.(2)	5,000	42,557
		277,370
Electric-Distribution — 0.0%
Manila Electric Co.(2)	9,750	62,157
Electric-Generation — 0.1%
AES Corp.	17,023	182,146
Electric Power Development Co., Ltd.(2)	1,000	23,706
		205,852
Electric-Integrated — 1.4%
American Electric Power Co., Inc.	10,100	431,068
Chubu Electric Power Co., Inc.(2)	2,200	29,355
CMS Energy Corp.	6,800	165,784
DTE Energy Co.	4,000	240,200
EDP - Energias de Portugal SA(2)	5,586	16,791
Electricite de France SA(2)	5,503	103,139
Enel SpA(2)	26,154	108,811
Entergy Corp.	4,200	267,750
GDF Suez(2)	4,709	97,024
OGE Energy Corp.	2,700	152,037
Origin Energy, Ltd.(2)	3,704	45,328
PG&E Corp.	9,100	365,638
PPL Corp.	12,600	360,738
		2,383,663
Electric-Transmission — 0.1%
Red Electrica Corp. SA(2)	2,544	125,693
Electronic Components-Misc. — 0.3%
Hon Hai Precision Industry Co., Ltd.(2)	30,127	92,872
Murata Manufacturing Co., Ltd.(2)	800	47,183
NEC Corp.(2)	77,000	162,136
Pegatron Corp.(2)	70,000	91,075
TPK Holding Co., Ltd.(2)	3,000	53,583
		446,849
Electronic Components-Semiconductors — 0.8%
Broadcom Corp., Class A	8,900	295,569
Entropic Communications, Inc.†	4,372	23,128
First Solar, Inc.†	793	24,488
Integrated Silicon Solution, Inc.†	4,638	41,742
Microsemi Corp.	1,378	28,993
NVIDIA Corp.	14,100	173,289
OmniVision Technologies, Inc.†	2,187	30,793
Rovi Corp.†	1,844	28,453
Samsung Electronics Co., Ltd.(2)	324	463,717
Semtech Corp.†	1,400	40,530
Silicon Image, Inc.†	3,894	19,314
SK Hynix, Inc.(2)	4,940	119,850
Skyworks Solutions, Inc.	1,007	20,442
		1,310,308
Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	3,736	63,587
Electronic Measurement Instruments — 0.0%
Itron, Inc.†	1,000	44,550
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	4,200	128,562
Electronic Security Devices — 0.2%
Tyco International, Ltd.	12,504	365,742
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,700	206,874
Safran SA(2)	602	26,269
		233,143
Engineering/R&D Services — 0.5%
ABB, Ltd.(2)	6,131	127,303
Aecom Technology Corp.†	3,700	88,060
Chiyoda Corp.(2)	1,000	14,319
CTCI Corp.(2)	21,000	41,585
JGC Corp.(2)	4,000	124,609
KBR, Inc.	4,600	137,632
McDermott International, Inc.†	11,028	121,529
Samsung Engineering Co., Ltd.(2)	181	28,208
Singapore Technologies Engineering, Ltd.(2)	16,000	50,505
URS Corp.	2,400	94,224
		827,974
Engines-Internal Combustion — 0.3%
Cummins, Inc.	4,400	476,740
Enterprise Software/Service — 1.4%
BMC Software, Inc.†	8,100	321,246
MedAssets, Inc.†	2,828	47,425
Oracle Corp.	49,850	1,661,002
Oracle Corp. Japan(2)	2,000	83,355
QLIK Technologies, Inc.†	982	21,329
SAP AG(2)	1,004	80,427
Tyler Technologies, Inc.†	574	27,805
Ultimate Software Group, Inc.†	505	47,677
		2,290,266

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	825	21,821
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	165	16,777
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	1,347	40,127
Ocwen Financial Corp.†	1,625	56,209
Portfolio Recovery Associates, Inc.†	300	32,058
World Acceptance Corp.†	358	26,692
		155,086
Finance-Credit Card — 0.3%
Discover Financial Services	11,300	435,615
Visa, Inc., Class A	177	26,830
		462,445
Finance-Investment Banker/Broker — 0.0%
Macquarie Group, Ltd.(2)	462	17,182
Finance-Leasing Companies — 0.1%
ORIX Corp.(2)	1,760	198,596
Finance-Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	791	16,429
Nationstar Mortgage Holdings, Inc.†	1,697	52,573
Walter Investment Management Corp.	2,100	90,342
		159,344
Finance-Other Services — 0.1%
BM&FBovespa SA(2)	9,500	66,313
NASDAQ OMX Group, Inc.	6,100	152,561
WageWorks, Inc.†	1,063	18,922
		237,796
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	2,272	19,176
Sturm Ruger & Co., Inc.	540	24,516
		43,692
Food-Catering — 0.1%
Compass Group PLC(2)	12,013	142,075
Food-Confectionery — 0.1%
J.M. Smucker Co.	2,200	189,728
Food-Dairy Products — 0.0%
Glanbia PLC(2)	406	4,533
Food-Flour & Grain — 0.0%
M Dias Branco SA(2)	1,113	42,694
Food-Meat Products — 0.0%
BRF - Brasil Foods SA ADR	324	6,840
Maple Leaf Foods, Inc.	262	3,153
Smithfield Foods, Inc.†	148	3,192
Tyson Foods, Inc., Class A	258	5,005
		18,190
Food-Misc./Diversified — 1.1%
Ajinomoto Co., Inc.(2)	7,000	92,618
Associated British Foods PLC(2)	5,608	142,746
Calbee, Inc.(2)	1,200	84,467
Chiquita Brands International, Inc.†	114	940
General Mills, Inc.	9,900	400,059
Ingredion, Inc.	135	8,698
Kerry Group PLC, Class A(2)	1,140	60,512
Kraft Foods Group, Inc.	9,000	409,230
Nestle SA(2)	6,542	426,369
Tate & Lyle PLC(2)	461	5,716
Unilever PLC(2)	2,333	88,556
Wilmar International, Ltd.(2)	2,000	5,528
		1,725,439
Food-Retail — 0.3%
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	808	35,867
Distribuidora Internacional de Alimentacion SA(2)	12,273	78,862
Koninklijke Ahold NV(2)	7,221	95,915
Magnit OJSC GDR(2)	2,284	92,483
Tesco PLC(2)	7,430	40,815
Woolworths, Ltd.(2)	4,437	135,613
		479,555
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.(2)	6,000	7,695
Spartan Stores, Inc.	1,210	18,585
United Natural Foods, Inc.†	708	37,942
		64,222
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	1,007	14,491
Deckers Outdoor Corp.†	330	13,289
		27,780
Gambling (Non-Hotel) — 0.0%
OPAP SA(2)	7,101	50,866
Gas-Distribution — 0.1%
Centrica PLC(2)	9,431	51,233
Tokyo Gas Co., Ltd.(2)	10,000	45,719
UGI Corp.	3,400	111,214
		208,166
Gold Mining — 0.1%
AuRico Gold, Inc.†	2,300	18,938
Barrick Gold Corp.	600	21,003
Goldcorp, Inc.	1,437	52,831
Newcrest Mining, Ltd.(2)	310	7,238
Polyus Gold International, Ltd†(2)	13,273	44,341
		144,351
Home Furnishings — 0.1%
La-Z-Boy, Inc.	4,127	58,397
Select Comfort Corp.†	930	24,338
Tempur-Pedic International, Inc.†	1,119	35,237
		117,972
Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	4,100	218,161
Human Resources — 0.2%
Barrett Business Services, Inc.	1,036	39,461
On Assignment, Inc.†	1,284	26,040
Randstad Holding NV(2)	921	33,998
Robert Half International, Inc.	4,300	136,826

TrueBlue, Inc.†	344	5,418
		241,743
Import/Export — 0.2%
Marubeni Corp.(2)	7,000	50,163
Mitsui & Co., Ltd.(2)	4,800	71,809
Toyota Tsusho Corp.(2)	6,300	155,547
		277,519
Independent Power Producers — 0.0%
Dynegy, Inc.	1,219	23,319
Industrial Automated/Robotic — 0.2%
Deepocean Group (Shell)†(1)(11)(12)	1,109	16,635
Hollysys Automation Technologies, Ltd.†	6,173	73,274
Rockwell Automation, Inc.	3,600	302,364
		392,273
Industrial Gases — 0.1%
Linde AG(2)	740	129,048
Instruments-Controls — 0.0%
China Automation Group, Ltd.(2)	115,000	32,551
Instruments-Scientific — 0.0%
FEI Co.	691	38,323
Insurance Brokers — 0.4%
Aon PLC	10,400	578,240
Insurance-Life/Health — 0.5%
AIA Group, Ltd.(2)	43,600	173,765
American Equity Investment Life Holding Co.	2,781	33,956
CNO Financial Group, Inc.	5,108	47,657
Discovery Holdings, Ltd.(2)	5,752	42,341
ING Groep NV CVA†(2)	9,095	86,973
Protective Life Corp.	5,174	147,873
Prudential PLC(2)	16,307	227,536
Standard Life PLC(2)	17,420	93,046
Symetra Financial Corp.	2,491	32,333
		885,480
Insurance-Multi-line — 0.6%
ACE, Ltd.	544	43,411
Ageas(2)	3,368	100,487
Allianz SE(2)	1,303	180,513
American Financial Group, Inc.	3,962	156,578
AXA SA(2)	9,617	173,952
Genworth Financial, Inc., Class A†	35,738	268,392
Porto Seguro SA(2)	5,878	67,604
		990,937
Insurance-Property/Casualty — 0.4%
Alleghany Corp.†	700	234,794
Amtrust Financial Services, Inc.	743	21,317
Fidelity National Financial, Inc., Class A	9,100	214,305
Hyundai Marine & Fire Insurance Co., Ltd.(2)	1,040	32,466
Insurance Australia Group, Ltd.(2)	32,656	160,600
		663,482
Insurance-Reinsurance — 0.5%
Axis Capital Holdings, Ltd.	4,800	166,272
Berkshire Hathaway, Inc., Class B†	2,900	260,130
Maiden Holdings, Ltd.	2,499	22,966
PartnerRe, Ltd.	2,752	221,508
SCOR SE(2)	623	16,799
Validus Holdings, Ltd.	4,758	164,532
		852,207
Internet Application Software — 0.1%
IntraLinks Holdings, Inc.†	5,774	35,626
Tencent Holdings, Ltd.(2)	2,200	71,426
		107,052
Internet Content-Information/News — 0.0%
Yelp, Inc.†	987	18,605
Internet Incubators — 0.0%
Safeguard Scientifics, Inc.†	1,349	19,898
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	100	9,715
TIBCO Software, Inc.†	1,421	31,276
		40,991
Internet Security — 0.3%
Sourcefire, Inc.†	509	24,035
Symantec Corp.†	25,000	470,250
VASCO Data Security International, Inc.†	5,961	48,642
		542,927
Internet Telephone — 0.0%
BroadSoft, Inc.†	541	19,655
Investment Companies — 0.0%
Home Loan Servicing Solutions, Ltd.	418	7,900
Investment Management/Advisor Services — 0.2%
Ashmore Group PLC(2)	4,980	28,796
Eaton Vance Corp.	5,000	159,250
National Financial Partners Corp.†	1,222	20,945
Virtus Investment Partners, Inc.†	253	30,598
		239,589
Leisure Products — 0.0%
Brunswick Corp.	580	16,872
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	712	24,315
Machine Tools & Related Products — 0.0%
Finning International, Inc.	700	17,291
Mori Seiki Co., Ltd.(2)	1,900	16,608
		33,899
Machinery-Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc., Class B(3)(11)	225	10,980
Hyster-Yale Materials Handling, Inc.	225	10,980
Terex Corp.	3,700	104,007
		125,967
Machinery-Electrical — 0.2%
Franklin Electric Co., Inc.	922	57,321
Fuji Electric Co., Ltd.(2)	40,000	98,678
Schindler Holding AG(2)	806	116,419
		272,418

Machinery-Farming — 0.0%
AGCO Corp.†	282	13,852
CNH Global NV	214	8,622
Deere & Co.	169	14,605
Lindsay Corp.	100	8,012
		45,091
Machinery-General Industrial — 0.3%
Altra Holdings, Inc.	2,335	51,486
Applied Industrial Technologies, Inc.	1,278	53,689
Chart Industries, Inc.†	1,061	70,737
DXP Enterprises, Inc.†	654	32,092
Gardner Denver, Inc.	1,600	109,600
Honghua Group, Ltd.(2)	53,000	23,759
IHI Corp.(2)	23,000	59,119
Metso Oyj(2)	211	9,192
Wabtec Corp.	1,400	122,556
		532,230
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	225	13,655
Machinery-Thermal Process — 0.0%
Global Power Equipment Group, Inc.	825	14,149
Marine Services — 0.1%
Aegean Marine Petroleum Network, Inc.	5,567	29,394
Ezion Holdings, Ltd.(2)	56,000	78,141
Great Lakes Dredge & Dock Corp.	8,969	80,093
		187,628
Medical Information Systems — 0.0%
athenahealth, Inc.†	435	31,951
Computer Programs & Systems, Inc.	284	14,296
Quality Systems, Inc.	394	6,840
		53,087
Medical Instruments — 0.3%
CONMED Corp.	2,134	59,645
Elekta AB, Series B(2)	695	10,960
St. Jude Medical, Inc.	10,800	390,312
		460,917
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	591	16,956
Medical Products — 0.5%
ABIOMED, Inc.†	1,270	17,094
Chindex International, Inc.†	200	2,100
Coloplast A/S(2)	2,750	134,779
Covidien PLC	355	20,498
Cyberonics, Inc.†	343	18,018
Fresenius SE & Co. KGaA(2)	1,025	117,970
Greatbatch, Inc.†	2,679	62,260
Haemonetics Corp.†	787	32,141
Zimmer Holdings, Inc.	5,900	393,294
		798,154
Medical Sterilization Products — 0.0%
STERIS Corp.	741	25,735
Medical-Biomedical/Gene — 1.5%
Affymax, Inc.†	827	15,713
Amgen, Inc.	9,900	854,568
Cambrex Corp.†	3,656	41,605
Celgene Corp.†	6,400	503,808
Cubist Pharmaceuticals, Inc.†	1,385	58,253
Gilead Sciences, Inc.†	10,100	741,845
Lexicon Pharmaceuticals, Inc.†	4,629	10,277
Medicines Co.†	2,114	50,673
PDL BioPharma, Inc.	5,903	41,616
Prothena Corp. PLC	1	7
RTI Biologics, Inc.†	5,074	21,666
Spectrum Pharmaceuticals, Inc.	2,069	23,152
United Therapeutics Corp.†	1,912	102,139
		2,465,322
Medical-Drugs — 3.8%
Astellas Pharma, Inc.(2)	1,600	71,874
AstraZeneca PLC(2)	3,149	148,870
Bayer AG(2)	2,821	267,889
Bristol-Myers Squibb Co.	22,500	733,275
Elan Corp. PLC ADR†	2,681	27,373
Eli Lilly & Co.	13,784	679,827
Endo Health Solutions, Inc.†	1,242	32,627
GlaxoSmithKline PLC(2)	7,794	169,220
Grifols SA ADR†	1,384	35,899
Hi-Tech Pharmacal Co., Inc.	504	17,630
Jazz Pharmaceuticals PLC†	2,659	141,459
Johnson & Johnson	6,487	454,739
Merck & Co., Inc.	3,176	130,025
Merck KGaA(2)	244	32,193
Mitsubishi Tanabe Pharma Corp.(2)	1,100	14,342
Novartis AG(2)	2,599	164,547
Novo Nordisk A/S, Class B(2)	1,293	211,172
Orion Oyj, Class B(2)	3,274	96,228
Otsuka Holdings Co., Ltd.(2)	5,100	143,182
Pfizer, Inc.	72,223	1,811,353
PharMerica Corp.†	1,860	26,486
Roche Holding AG(2)	1,545	314,755
Salix Pharmaceuticals, Ltd.†	2,248	90,999
Sanofi(2)	3,484	330,406
Shanghai Fosun Pharmaceutical Group Co., Ltd.(2)	14,000	21,349
Shire PLC(2)	996	30,590
ViroPharma, Inc.†	2,139	48,684
		6,246,993
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	2,180	44,668
Teva Pharmaceutical Industries, Ltd. ADR	818	30,544
		75,212
Medical-HMO — 0.8%
Centene Corp.†	332	13,612
Cigna Corp.	9,300	497,178
Health Net, Inc.†	897	21,797
Magellan Health Services, Inc.†	402	19,698
Triple-S Management Corp., Class B	780	14,407
WellCare Health Plans, Inc.†	1,473	71,720
WellPoint, Inc.	10,100	615,292
		1,253,704

Medical-Hospitals — 0.1%
Community Health Systems, Inc.	790	24,285
HCA Holdings, Inc.	6,600	199,122
		223,407
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.†	3,078	33,304
Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp.	672	24,790
Amedisys, Inc.†	370	4,170
Amsurg Corp.†	1,068	32,051
		61,011
Medical-Wholesale Drug Distribution — 0.7%
Alfresa Holdings Corp.(2)	1,300	50,802
AmerisourceBergen Corp.	8,700	375,666
McKesson Corp.	7,000	678,720
Sinopharm Group Co., Ltd.(2)	10,400	33,033
Suzuken Co., Ltd.(2)	1,500	42,271
		1,180,492
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B(2)	2,969	111,799
LB Foster Co., Class A	490	21,286
NN, Inc.†	3,000	27,480
NSK, Ltd.(2)	4,000	28,505
Sung Kwang Bend Co., Ltd.(2)	1,951	45,108
		234,178
Metal-Diversified — 0.3%
Rio Tinto PLC(2)	3,853	224,524
Rio Tinto, Ltd.(2)	2,888	201,016
		425,540
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	1,820	70,179
Fortescue Metals Group, Ltd.(2)	2,838	14,080
Vale SA ADR	1,961	41,103
		125,362
Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.	1,204	26,994
Trimas Corp.†	2,605	72,836
		99,830
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	976	16,172
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	927	34,345
Multimedia — 0.0%
Demand Media, Inc.†	1,232	11,445
News Corp., Class A	500	12,770
Pearson PLC(2)	1,340	26,196
		50,411
Networking Products — 0.7%
Anixter International, Inc.	426	27,255
Cisco Systems, Inc.	57,401	1,127,930
Ixia†	1,046	17,761
Procera Networks, Inc.†	1,718	31,869
		1,204,815
Non-Ferrous Metals — 0.0%
Horsehead Holding Corp.†	2,252	22,993
Office Automation & Equipment — 0.0%
Canon, Inc.(2)	400	15,689
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,300	115,236
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,400	134,424
Oil Companies-Exploration & Production — 1.1%
BG Group PLC(2)	4,271	71,617
Cabot Oil & Gas Corp.	4,500	223,830
Canadian Natural Resources, Ltd.	800	23,034
CNOOC, Ltd.(2)	55,000	120,767
EPL Oil & Gas, Inc.†	2,016	45,461
Inpex Corp.(2)	7	37,358
Kodiak Oil & Gas Corp.†	3,384	29,948
Occidental Petroleum Corp.	12,589	964,443
Rosetta Resources, Inc.†	516	23,406
Stone Energy Corp.†	1,382	28,359
Swift Energy Co.†	1,852	28,502
Tullow Oil PLC(2)	1,372	27,940
Unit Corp.†	690	31,084
Vaalco Energy, Inc.†	7,944	68,716
W&T Offshore, Inc.	1,445	23,163
		1,747,628
Oil Companies-Integrated — 3.6%
BP PLC(2)	31,261	216,600
Chevron Corp.	5,143	556,164
ConocoPhillips	18,940	1,098,331
Eni SpA(2)	9,883	243,809
Exxon Mobil Corp.	18,593	1,609,224
Lukoil OAO ADR	2,498	167,007
Marathon Petroleum Corp.	6,450	406,350
Pacific Rubiales Energy Corp.	2,147	49,882
Phillips 66	10,720	569,232
Repsol SA	3,497	71,817
Royal Dutch Shell PLC, Class A(2)(Euronext)	3,365	115,696
Royal Dutch Shell PLC, Class A(2)(BATS)	6,881	243,137
Royal Dutch Shell PLC, Class B(2)	5,537	195,967
Statoil ASA(2)	3,392	85,119
Suncor Energy, Inc.	1,814	59,652
Total SA(2)	3,261	168,781
		5,856,768
Oil Refining & Marketing — 0.6%
Caltex Australia, Ltd.(2)	6,463	130,255
CVR Energy, Inc. (CVR)†(1)(11)	2,038	0
Delek US Holdings, Inc.	1,867	47,273
HollyFrontier Corp.	4,500	209,475
Tesoro Corp.	5,428	239,103
Valero Energy Corp.	10,700	365,084
Western Refining, Inc.	2,172	61,229
		1,052,419
Oil-Field Services — 1.2%
Eurasia Drilling Co, Ltd. GDR(2)	1,652	59,296

Halliburton Co.	900	31,221
Helix Energy Solutions Group, Inc.†	4,120	85,037
Key Energy Services, Inc.†	4,180	29,051
Oceaneering International, Inc.	2,700	145,233
Oil States International, Inc.†	1,500	107,310
Petrofac, Ltd.(2)	8,165	221,213
Sapurakencana Petroleum Bhd(2)	25,100	25,968
Schlumberger, Ltd.	18,100	1,254,149
Technip SA(2)	229	26,365
		1,984,843
Optical Supplies — 0.0%
Staar Surgical Co.†	6,660	40,626
Paper & Related Products — 0.1%
Buckeye Technologies, Inc.	1,203	34,538
Domtar Corp.	900	75,168
KapStone Paper and Packaging Corp.	1,336	29,646
		139,352
Petrochemicals — 0.1%
Honam Petrochemical Corp.(2)	194	44,961
LG Chem, Ltd.(2)	244	75,859
		120,820
Pharmacy Services — 0.0%
Omnicare, Inc.	1,939	69,998
Photo Equipment & Supplies — 0.1%
Konica Minolta Holdings, Inc.(2)	11,500	82,851
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.†	1,368	28,879
Pipelines — 0.3%
Kinder Morgan, Inc.	9,700	342,701
ONEOK, Inc.	5,200	222,300
		565,001
Power Converter/Supply Equipment — 0.1%
Dongfang Electric Corp., Ltd.(2)	31,200	64,140
Generac Holdings, Inc.	1,467	50,333
Harbin Electric Co., Ltd.(2)	42,000	36,679
		151,152
Printing-Commercial — 0.0%
Deluxe Corp.	2,134	68,800
Private Corrections — 0.0%
Geo Group, Inc.	1,802	50,816
Private Equity — 0.1%
3i Group PLC(2)	16,516	57,736
KKR & Co LP	1,100	16,753
		74,489
Publishing-Books — 0.2%
McGraw-Hill Cos., Inc.	6,600	360,822
Scholastic Corp.	565	16,701
		377,523
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	8,000	144,080
Real Estate Investment Trusts — 2.4%
AG Mortgage Investment Trust, Inc.	697	16,366
Agree Realty Corp.	1,204	32,255
American Capital Agency Corp.	6,300	182,322
Apollo Commercial Real Estate Finance, Inc.	1,516	24,605
Apollo Residential Mortgage, Inc.	1,355	27,357
ARMOUR Residential REIT, Inc.	3,740	24,198
Ashford Hospitality Trust, Inc.	4,401	46,255
AvalonBay Communities, Inc.	1,700	230,503
British Land Co. PLC(2)	3,375	31,377
CBL & Associates Properties, Inc.	4,731	100,344
Chimera Investment Corp.	31,710	82,763
Dexus Property Group(2)	113,922	120,792
Dynex Capital, Inc.	3,273	30,897
EPR Properties	466	21,487
Federal Realty Investment Trust	1,300	135,226
First Industrial Realty Trust, Inc.†	1,414	19,909
Glimcher Realty Trust	2,743	30,420
Hatteras Financial Corp.	2,400	59,544
Health Care REIT, Inc.	4,400	269,676
Invesco Mortgage Capital, Inc.	1,146	22,588
Investors Real Estate Trust	3,188	27,831
Lexington Realty Trust	8,690	90,810
LTC Properties, Inc.	1,712	60,245
MFA Financial, Inc.	3,759	30,485
Mission West Properties, Inc.	2,177	19,832
National Health Investors, Inc.	1,452	82,082
Omega Healthcare Investors, Inc.	2,696	64,300
One Liberty Properties, Inc.	1,544	31,328
PS Business Parks, Inc.	1,062	69,009
Public Storage	2,300	333,408
Simon Property Group, Inc.	4,300	679,787
Sovran Self Storage, Inc.	1,071	66,509
Starwood Property Trust, Inc.	876	20,113
Stockland(2)	28,304	104,351
Tanger Factory Outlet Centers	2,200	75,240
Universal Health Realty Income Trust	403	20,396
Urstadt Biddle Properties, Inc., Class A	1,275	25,092
Ventas, Inc.	4,800	310,656
Vornado Realty Trust	3,200	256,256
Westfield Group(2)	7,852	86,642
		3,963,256
Real Estate Management/Services — 0.2%
BR Malls Participacoes SA(2)	4,224	55,960
HFF, Inc., Class A	5,038	75,066
Jones Lang LaSalle, Inc.	668	56,072
Mitsubishi Estate Co., Ltd.(2)	2,000	47,813
Realogy Holdings Corp.	138	5,790
Regus PLC(2)	17,336	31,284
		271,985
Real Estate Operations & Development — 0.4%
Amata Corp PCL	84,300	44,644
BR Properties SA(2)	2,300	28,638
China Overseas Grand Oceans Group, Ltd.(2)	59,000	71,809
China Overseas Land & Investment, Ltd.(2)	26,000	78,758
Hong Kong Land Holdings, Ltd.(2)	2,000	14,066
Mitsui Fudosan Co., Ltd.(2)	1,000	24,431
St. Joe Co.†	5,688	131,279

Sun Hung Kai Properties, Ltd.(2)	3,000	45,435
Tokyu Land Corp.(2)	28,000	204,685
Wheelock & Co., Ltd.(2)	17,000	86,291
		730,036
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	2,828	30,118
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	5,129	101,657
Localiza Rent a Car SA(2)	3,074	56,500
Rent-A-Center, Inc.	392	13,469
		171,626
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	549	33,599
Retail-Apparel/Shoe — 0.6%
American Eagle Outfitters, Inc.	6,400	131,264
Buckle, Inc.	536	23,927
Chico’s FAS, Inc.	6,200	114,452
Destination Maternity Corp.	2,585	55,733
Finish Line, Inc., Class A	1,912	36,194
Foot Locker, Inc.	4,800	154,176
Francesca’s Holdings Corp.†	944	24,506
Gap, Inc.	8,000	248,320
Genesco, Inc.†	287	15,785
Next PLC(2)	3,097	191,149
		995,506
Retail-Appliances — 0.0%
Conn’s, Inc.†	1,353	41,510
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	2,300	166,405
O’Reilly Automotive, Inc.†	3,100	277,202
		443,607
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A	6,511	136,015
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	5,600	313,096
Retail-Building Products — 1.3%
Home Depot, Inc.	20,900	1,292,665
Kingfisher PLC(2)	11,587	53,519
Lowe’s Cos., Inc.	22,800	809,856
Lumber Liquidators Holdings, Inc.†	303	16,008
		2,172,048
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,388	59,915
Retail-Convenience Store — 0.0%
Lawson, Inc.(2)	400	27,189
Retail-Discount — 0.9%
Big Lots, Inc.†	4,339	123,488
HSN, Inc.	973	53,593
Wal-Mart Stores, Inc.	19,625	1,339,014
		1,516,095
Retail-Drug Store — 0.8%
CVS Caremark Corp.	16,700	807,445
Walgreen Co.	12,700	470,027
		1,277,472
Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	787	15,740
Retail-Jewelry — 0.1%
Cie Financiere Richemont SA ADR(2)	6,353	49,959
Cie Financiere Richemont SA, Class A(2)	1,752	140,096
		190,055
Retail-Major Department Stores — 0.4%
Mitra Adiperkasa Tbk PT(2)	37,000	25,906
PPR(2)	57	10,624
TJX Cos., Inc.	14,900	632,505
		669,035
Retail-Misc./Diversified — 0.1%
Aeon Co., Ltd.(2)	7,000	80,014
Elders, Ltd.(2)	5,801	705
Foschini Group, Ltd.(2)	4,226	70,374
		151,093
Retail-Office Supplies — 0.1%
Staples, Inc.	18,900	215,460
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	338	13,408
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	3,100	211,854
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	1,100	92,147
Macy’s, Inc.	9,700	378,494
		470,641
Retail-Restaurants — 0.2%
AFC Enterprises, Inc.†	4,440	116,017
Alsea SAB de CV	17,100	34,091
Brinker International, Inc.	1,903	58,974
Cheesecake Factory, Inc.	378	12,368
Domino’s Pizza, Inc.	373	16,244
Papa John’s International, Inc.†	497	27,305
Ruby Tuesday, Inc.†	3,509	27,581
		292,580
Retail-Sporting Goods — 0.0%
Cabela’s, Inc.†	1,032	43,086
Rubber-Tires — 0.2%
Bridgestone Corp.(2)	1,000	25,921
Cie Generale des Etablissements Michelin(2)	1,257	119,167
Continental AG(2)	131	15,158
Cooper Tire & Rubber Co.	4,300	109,048
		269,294
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	5,750	196,765
Loral Space & Communications, Inc.	654	35,748
		232,513
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	2,120	59,084

Flushing Financial Corp.	2,778	42,615
		101,699
Schools — 0.0%
Apollo Group, Inc., Class A†	1,271	26,589
Security Services — 0.2%
ADT Corp.	6,000	278,940
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	698	20,221
Cypress Semiconductor Corp.†	8,400	91,056
Marvell Technology Group, Ltd.	14,700	106,722
NXP Semiconductor NV†	400	10,548
Pericom Semiconductor Corp.†	2,924	23,480
Taiwan Semiconductor Manufacturing Co., Ltd.(2)	17,039	57,028
		309,055
Semiconductor Equipment — 0.4%
ASML Holding NV(2)(BATS)	1,428	92,448
ASML Holding NV(NASDAQ)	586	37,744
Entegris, Inc.†	7,881	72,348
Lam Research Corp.†	4,400	158,972
Photronics, Inc.†	3,934	23,447
Rudolph Technologies, Inc.†	2,014	27,088
Teradyne, Inc.†	8,835	149,223
Ultra Clean Holdings, Inc.†	3,245	15,933
		577,203
Software Tools — 0.0%
VMware, Inc., Class A†	257	24,194
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	460	62,813
Steel-Producers — 0.2%
Carpenter Technology Corp.	927	47,861
Evraz PLC(2)	38,109	168,208
Voestalpine AG(2)	3,288	120,905
		336,974
Sugar — 0.1%
Suedzucker AG(2)	2,649	108,393
Telecom Services — 0.3%
Allot Communications, Ltd.†	833	14,844
BCE, Inc.	587	25,157
NeuStar, Inc., Class A†	1,314	55,096
NTELOS Holdings Corp.	739	9,688
Tele2 AB, Class B(2)	4,707	85,368
Telenor ASA(2)	4,445	90,308
tw telecom, Inc.†	5,400	137,538
USA Mobility, Inc.	1,717	20,055
Virgin Media, Inc.	450	16,537
Ziggo NV(2)	436	14,091
		468,682
Telecommunication Equipment — 0.0%
Comtech Telecommunications Corp.	559	14,188
Plantronics, Inc.	674	24,850
ShoreTel, Inc.†	5,363	22,739
		61,777
Telephone-Integrated — 1.6%
AT&T, Inc.	14,388	485,020
BT Group PLC(2)	25,446	95,919
Cincinnati Bell, Inc.†	4,152	22,753
Deutsche Telekom AG(2)	8,122	92,276
France Telecom SA(2)	7,620	85,333
Nippon Telegraph & Telephone Corp.(2)	300	12,602
Softbank Corp.(2)	3,000	109,775
TDC A/S(2)	1,296	9,184
Telefonica SA(2)	7,273	98,758
Telstra Corp., Ltd.(2)	26,758	121,896
Verizon Communications, Inc.	34,082	1,474,728
		2,608,244
Television — 0.1%
Belo Corp., Class A	11,114	85,244
Sinclair Broadcast Group, Inc., Class A	4,445	56,096
		141,340
Theaters — 0.0%
Carmike Cinemas, Inc.†	1,769	26,535
Major Cineplex Group PCL	57,100	35,466
		62,001
Therapeutics — 0.1%
BioMarin Pharmaceutical, Inc.†	509	25,068
Pharmacyclics, Inc.†	194	11,233
Questcor Pharmaceuticals, Inc.	366	9,779
Warner Chilcott PLC, Class A	9,019	108,589
		154,669
Tobacco — 1.3%
British American Tobacco PLC(2)	3,664	185,655
Imperial Tobacco Group PLC(2)	177	6,835
Japan Tobacco, Inc.(2)	6,300	177,607
Lorillard, Inc.	2,200	256,674
Philip Morris International, Inc.	18,528	1,549,682
		2,176,453
Toys — 0.1%
LeapFrog Enterprises, Inc.†	3,648	31,482
Namco Bandai Holdings, Inc.(2)	4,900	63,549
		95,031
Transactional Software — 0.1%
Amadeus IT Holding SA, Class A(2)	738	18,519
Bottomline Technologies, Inc.†	1,365	36,022
InnerWorkings, Inc.†	2,065	28,456
VeriFone Systems, Inc.†	385	11,427
		94,424
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.†	2,938	47,507
Transport-Rail — 0.2%
Central Japan Railway Co.(2)	2,300	186,612
Hankyu Hanshin Holdings, Inc.(2)	20,000	103,251
		289,863
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.(2)	52,000	76,213
Deutsche Post AG(2)	1,388	30,435
JSL SA(2)	7,149	49,383
Universal Truckload Services, Inc.	171	3,121

XPO Logistics, Inc.†	1,591	27,652
		186,804
Transport-Truck — 0.0%
Quality Distribution, Inc.†	2,708	16,248
Swift Transportation Co.†	4,797	43,749
		59,997
Travel Services — 0.0%
TUI Travel PLC(2)	4,761	22,156
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	300	9,879
Water — 0.2%
American Water Works Co., Inc.	4,600	170,798
United Utilities Group PLC(2)	12,198	133,852
		304,650
Water Treatment Systems — 0.1%
Beijing Enterprises Water Group, Ltd.(2)	54,000	14,041
Hyflux, Ltd.(2)	10,000	10,519
Woongjin Coway Co., Ltd.(2)	1,440	58,746
		83,306
Web Portals/ISP — 0.8%
AOL, Inc.	8,100	239,841
Google, Inc., Class A†	1,425	1,010,852
Yandex NV, Class A†	2,560	55,219
		1,305,912
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	1,327	27,535
CalAmp Corp.†	2,417	20,110
InterDigital, Inc.	329	13,522
RF Micro Devices, Inc.†	3,505	15,702
Telefonaktiebolaget LM Ericsson, Class B(2)	908	9,133
Wistron NeWeb Corp.(2)	19,780	33,501
		119,503
Wound, Burn & Skin Care — 0.1%
Obagi Medical Products, Inc.†	5,779	78,537
Total Common Stock (cost $110,759,187)		121,601,297
CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co., Series B 4.75%	703	31,024
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	0
Total CONVERTIBLE PREFERRED STOCK (cost $59,657)		31,024
PREFERRED STOCK — 0.4%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	16,713
Auto-Cars/Light Trucks — 0.1%
Volkswagen AG(2)	713	162,212
Brewery — 0.0%
Cia de Bebidas das Americas ADR	1,201	50,430
Building-Residential/Commercial — 0.0%
M/I Homes, Inc.† Series A	1,060	24,274
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*†(11)	28	27,500
GMAC Capital Trust I FRS 8.13%	1,740	46,371
		73,871
Electric-Integrated — 0.0%
Cia Energetica de Minas Gerais(2)	1,000	10,861
Cia Energetica de Minas Gerais ADR	2,754	29,908
		40,769
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.(2)	71	56,778
Electronic Measurement Instruments — 0.0%
Sartorius AG(2)	178	15,795
Metal-Iron — 0.1%
Vale SA ADR(2)	3,857	78,297
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	3,417	65,948
Real Estate Investment Trusts — 0.0%
EPR Properties Series C	995	21,840
Total Preferred Stock
(cost $609,769)		606,927
ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.06% due 11/10/2042*(5)(6)	3,310,950	1,023
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.70% due 11/10/2041*(5)(6)(11)	643,852	7,268
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A4 5.08% due 11/10/2042(6)	110,000	112,157

Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.14% due 12/11/2049*(5)(6)(11)	1,228,342	9,451
COMM 2006-C8 Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(6)	34,000	37,703
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.17% due 12/10/2046*(5)(6)(11)	2,752,318	35,455
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class AJ 5.21% due 06/10/2044(6)	17,000	17,850
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(6)	27,000	28,827
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2002-CP5, Class G 5.88% due 12/15/2035*(6)(11)	140,000	140,301
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.15% due 02/15/2040*(5)(6)(11)	763,970	7,100
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.16% due 09/15/2039*(5)(6)(11)	440,631	5,634
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C5, Class AX 0.23% due 12/15/2039(5)(6)	1,200,621	17,976
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(6)	4,128	4,163
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 5.76% due 09/15/2039(6)	56,764	57,195
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.66% due 05/15/2038*(5)(6)(11)	611,566	714
CS First Boston Mtg. Securities Corp. VRS Series 2003-CK2, Class G 5.74% due 03/15/2036*(6)(11)	41,000	41,124
CW Capital Cobalt, Ltd. VRS Series 2007-C3, Class A2 5.72% due 05/15/2046(6)	19,560	19,515
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.15% due 07/25/2045*(5)(6)	6,972,780	27,612
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class AJ 5.07% due 07/10/2045(6)	27,000	28,998
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.62% due 05/10/2043*(5)(6)	1,640,241	20,592
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.36% due 07/15/2029(5)(6)	174,562	6,733
GMAC Commercial Mtg. Securities, Inc., Series 2004-C3, Class AJ 4.92% due 12/10/2041(6)	35,000	35,894
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A2 5.12% due 04/10/2037(6)	7,636	7,641
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.34% due 09/12/2037*(5)(6)(11)	1,428,070	11,427
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class B 5.06% due 03/15/2046(6)	158,000	165,232
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2003-CB6, Class E 5.50% due 07/12/2037*(6)(11)	140,000	144,483
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A2 5.80% due 06/15/2049(6)	27,172	28,026
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.21% due 11/15/2040*(5)(6)	3,667,805	20,690
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL
0.37% due 04/15/2040*(5)(6)(11)	2,729,562	17,800
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class AJ 4.84% due 07/15/2040(6)	24,000	25,019
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(6)	28,000	27,861
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.16% due 04/15/2041(6)	64,000	73,680
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.19% due 05/25/2043*(5)(6)(11)	1,627,920	18,299
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(6)	33,000	36,784
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.26% due 05/15/2044*(3)(5)(6)(11)	138,373	9,714

Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.53% due 12/15/2016*(3)(5)(6)(11)	190,722	20,159
Morgan Stanley Capital I, Inc. VRS Series 2012-C4, Class XA 2.69% due 03/15/2045*(5)(6)	503,854	73,521
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(6)	130,000	130,742
Morgan Stanley Capital I, Inc. VRS Series 2007-HQ12, Class A2FX 5.59% due 04/12/2049(6)	72,812	74,997
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.33% due 04/15/2042*(5)(6)(11)	4,078,450	25,906
Wachovia Bank Commercial Mtg. Trust, Series 2007-C30, Class A3 5.25% due 12/15/2043(6)	15,590	15,916
Wachovia Bank Commercial Mtg. Trust Series 2007-C34, Class A2 5.57% due 05/15/2046(6)	56,006	55,917
Total Asset Backed Securities (cost $2,123,517)		1,647,099
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/2016	13,000	20,605
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Sub. Notes 3.00% due 10/15/2014	34,000	31,046
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/2014	6,000	6,529
Total Convertible Bonds & Notes (cost $50,872)		58,180
U.S. CORPORATE BONDS & NOTES — 10.4%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	20,000	21,700
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/2018	5,000	5,525
		27,225
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/2017	40,000	43,900
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	40,000	42,400
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	11,125
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	30,000	33,187
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	5,000	5,295
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	5,556
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,429
		103,992
Agricultural Chemicals — 0.0%
Mosaic Co Senior Notes 3.75% due 11/15/2021	10,000	10,623
Airlines — 0.0%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	17,704	18,964
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. SERIES 2009-1, Class A 7.75% due 06/17/2021	3,835	4,391
Delta Air Lines 2010-1 Class A Pass Through Trust Pass Through Certs. Series 2010-1A 6.20% due 01/02/2020	4,260	4,804
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	11,371	12,224
		40,383
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	5,000	5,250
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	25,000	27,500

Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	86,012
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	30,000	28,950
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	45,000	48,825
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/2015	10,000	10,525
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	45,000	41,400
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	25,000	27,219
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018	15,000	16,275
		144,244
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies FRS Senior Sub. Notes zero coupon due 09/18/2013	23,000	21,390
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018	20,000	16,950
		38,340
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	15,000	15,900
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	25,000	26,658
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	25,000	26,750
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	20,000	21,850
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	27,250
CIT Group, Inc. Sec. Notes 6.63% due 04/01/2018*	35,000	39,550
		157,958
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Limited Guar. Notes 1.31% due 06/01/2077	105,000	81,666
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 10.13% due 02/15/2019*	15,000	15,825
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	20,000	22,050
		37,875
Banks-Super Regional — 0.0%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/2039	30,000	30,000
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	5,000	5,225
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	10,000	11,450
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	45,000	51,975
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/2022	45,000	64,820
		133,470
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	26,000	42,699
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 12/15/2019*	45,000	41,175
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	25,000	22,313
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	45,000	45,337
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/2018*	30,000	33,450
		142,275
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	11,050

Building Materials Corp. of America Senior Notes 6.88% due 08/15/2018*	15,000	16,200
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/2020*	15,000	16,350
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	30,000	33,000
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	15,000	16,950
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	5,000	5,550
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	35,000	38,938
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	17,000	21,245
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	20,000	22,400
		181,683
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/2017*	40,000	46,200
Building-Residential/Commercial — 0.2%
Beazer Homes USA, Inc. Senior Sec. Notes 6.63% due 04/15/2018*	15,000	15,862
Beazer Homes USA, Inc. Company Guar. Notes 6.88% due 07/15/2015	20,000	20,050
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/2016	10,000	10,650
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/2018	5,000	5,213
K Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	15,000	16,125
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	5,000	5,300
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022*	10,000	9,800
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	50,000	55,000
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	30,000	35,100
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	25,000	27,187
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Senior Notes 7.75% due 04/15/2020*	35,000	37,100
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	5,000	5,300
		242,687
Cable/Satellite TV — 0.4%
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/2018*	20,000	21,600
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	20,000	22,250
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	10,000	11,262
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	60,000	69,975
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	10,000	9,975
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	5,000	5,063
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	25,000	26,969
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	21,850
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	25,000	26,969
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	15,000	16,650
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/2018	10,000	10,762

Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*	5,000	5,206
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	10,000	13,561
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	20,000	22,175
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/2019	30,000	35,458
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	20,000	22,961
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	30,000	34,200
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	45,000	53,325
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/2014	10,000	10,750
Ecchostar DBS Corp. Company Guar. Notes 7.00% due 10/01/2013	30,000	31,200
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/2016	5,000	5,600
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	16,125
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/2019	25,000	27,687
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	5,000	6,246
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	10,000	12,684
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/2038	20,000	26,574
		567,077
Casino Hotels — 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)	47,217	51,230
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	150,000	160,687
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	5,000	5,000
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020*	15,000	15,319
MGM Resorts International Company Guar. Notes 6.88% due 04/01/2016	10,000	10,575
MGM Resorts International Company Guar. Notes 7.63% due 01/15/2017	25,000	26,750
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	15,000	16,050
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,725
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	75,751	80,296
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/2016*	5,000	5,363
		387,995
Casino Services — 0.0%
American Casino & Entertainment Properties LLC/ACEP Finance Corp. Senior Sec. Notes 11.00% due 06/15/2014	36,000	36,990
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	20,000	20,150
		57,140
Cellular Telecom — 0.3%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	60,000	61,200
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	50,776
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	50,000	54,125
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	30,000	22,725
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	5,000	3,975
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/2016	50,000	46,500

Sprint Nextel Corp. Senior Notes 6.00% due 12/01/2016	35,000	38,062
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	10,000	10,925
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	45,000	52,312
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	74,100
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/2017	25,000	29,438
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	35,000	37,363
		481,501
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	15,000	15,713
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	35,000	39,200
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020*	10,000	9,850
MPM Escrow LLC / MPM Finance Escrow Corp Senior Sec. Notes 8.88% due 10/15/2020*	10,000	10,100
PPG Industries, Inc. Senior Notes 7.40% due 08/15/2019	20,000	24,602
		99,465
Chemicals-Other — 0.0%
Taminco Acquisition Corp. Senior Notes 9.13% due 12/15/2017*(7)(11)	10,000	9,875
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	35,000	38,325
		48,200
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	10,000	10,175
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC FRS Sec. Notes 4.81% due 11/15/2014	10,000	9,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	20,000	20,550
		40,100
Chemicals-Specialty — 0.1%
Ashland, Inc. Senior Notes 4.75% due 08/15/2022*	10,000	10,400
Eastman Chemical Co. Senior Notes 2.40% due 06/01/2017	5,000	5,166
Eastman Chemical Co. Senior Notes 3.60% due 08/15/2022	20,000	20,946
Eastman Chemical Co. Senior Notes 4.80% due 09/01/2042	25,000	26,742
Ferro Corp. Senior Notes 7.88% due 08/15/2018	40,000	36,100
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020*	15,000	15,169
Huntsman International LLC Company Guar. Notes
8.63% due 03/15/2020	35,000	39,637
Huntsman International LLC Company Guar. Notes
8.63% due 03/15/2021	15,000	17,138
PQ Corp. Sec. Notes 8.75% due 05/01/2018*(11)	20,000	21,000
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	30,000	30,300
		222,598
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	20,000	18,400
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	5,000	4,575
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	20,000	18,600
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/2020	10,000	9,275
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	40,000	43,300
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	70,000	75,775

Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	20,000	21,250
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	5,000	5,362
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	20,000	22,900
		219,437
Commercial Services — 0.1%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/2016*(7)	15,000	15,357
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	20,000	20,000
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/2015(7)	40,000	40,100
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	25,000	27,453
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	10,000	11,275
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/2020	20,000	21,150
PHH Corp. Senior Notes 7.38% due 09/01/2019	20,000	22,200
PHH Corp. Senior Notes 9.25% due 03/01/2016	30,000	35,025
		192,560
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 11.00% due 02/01/2019*	20,000	18,850
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(7)	25,000	24,688
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	35,000	39,375
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	25,000	25,937
		108,850
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	15,000	15,338
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	35,000	38,237
		53,575
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/2019	5,000	5,766
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/2018	5,000	5,163
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	10,000	10,775
		15,938
Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	40,000	44,350
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	15,000	15,488
Scotts Miracle-Gro Co. Company Guar. Notes
6.63% due 12/15/2020	15,000	16,462
Spectrum Brands, Inc. Senior Notes 6.75% due 03/15/2020*	20,000	21,400
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018	30,000	34,050
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/2016(7)	20,000	20,652
		152,402
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	5,000	5,350
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(7)(11)	10,000	10,000
		15,350
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	20,000	22,000
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	30,000	34,575

Berry Plastics Corp. Company Guar. Notes 10.25% due 03/01/2016	10,000	10,287
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	5,350
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	10,000	10,356
Sealed Air Corp. Senior Notes 6.50% due 12/01/2020*	5,000	5,400
Sealed Air Corp. Senior Notes 7.88% due 06/15/2017	15,000	15,994
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	30,037
		133,999
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	30,000	33,525
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/2015	70,000	73,675
		107,200
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	10,000	10,875
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/2020	15,000	16,969
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	25,000	25,875
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	70,000	70,000
First Data Corp. Company Guar. Notes 10.55% due 09/24/2015	109,851	112,460
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	40,000	42,100
		278,279
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	35,000	37,581
Direct Marketing — 0.1%
Affinion Group Holdings, Inc. Senior Notes 11.63% due 11/15/2015	30,000	19,350
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/2018	40,000	30,500
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/2015	45,000	36,562
		86,412
Distribution/Wholesale — 0.0%
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020*	30,000	33,788
HD Supply, Inc. Company Guar. Notes 13.50% due 09/01/2015(7)	20,000	20,500
		54,288
Diversified Banking Institutions — 0.3%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	25,000	27,680
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	24,150
Ally Financial, Inc. Company Guar. Notes
8.00% due 03/15/2020	20,000	24,500
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	20,000	22,275
Bank of America Corp. Senior Notes 6.50% due 08/01/2016	55,000	63,512
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	5,000	5,260
GMAC LLC Sub. Notes 8.00% due 12/31/2018	20,000	23,400
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	25,000	29,369
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,200
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	45,000	56,622
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	25,000	30,844

JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.31% due 05/15/2077	138,000	104,870
		422,682
Diversified Financial Services — 0.1%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	30,000	28,875
General Electric Capital Corp. FRS Senior Notes 0.51% due 05/11/2016	45,000	44,268
		73,143
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Ltd. Guar.Notes 6.38% due 11/15/2067	90,000	94,837
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	30,000	33,300
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	20,573
		148,710
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,689
Electric Products-Misc. — 0.0%
GrafTech International, Ltd. Company Guar. Notes 6.38% due 11/15/2020*	5,000	5,181
Electric-Distribution — 0.0%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*(11)	20,000	19,817
Electric-Generation — 0.1%
AES Corp. Senior Notes 7.38% due 07/01/2021	40,000	44,400
AES Corp. Senior Notes 8.00% due 10/15/2017	110,000	127,050
Bruce Mansfield Unit Pass Through Certs. Series 2001-2 6.85% due 06/01/2034	18,500	19,277
Edison Mission Energy Senior Notes 7.20% due 05/15/2019(4)(15)	40,000	21,200
Edison Mission Energy Senior Notes 7.50% due 06/15/2013(4)(15)	10,000	5,275
Edison Mission Energy Senior Notes 7.75% due 06/15/2016(4)(15)	15,000	7,950
		225,152
Electric-Integrated — 0.4%
AEP Texas North Co. Senior Notes 5.50% due 03/01/2013	10,000	10,080
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	23,600
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	5,317
Beaver Valley Funding Senior Sec. Notes 9.00% due 06/01/2017	13,000	13,228
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	31,732
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,658
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/2017	25,000	30,151
DPL, Inc.
Senior Notes
6.50% due 10/15/2016	40,000	42,300
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	26,180
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/2019	19,000	20,995
Energy Future Holdings Corp. VRS Senior Sec. Notes 10.00% due 01/15/2020	15,000	16,763
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/2019	36,000	39,780
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	16,000	18,040
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*	25,000	27,750
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,550
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	10,740	12,151

MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	31,559
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,641
Midamerican Funding LLC Senior Sec. Notes 6.93% due 03/01/2029	10,000	13,282
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/2018	10,000	12,564
NV Energy, Inc. Senior Notes 6.25% due 11/15/2020	20,000	23,518
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	24,743
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,196
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	20,205
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	22,587
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/2067	40,000	42,488
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	6,030
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Company Guar. Notes 10.50% due 11/01/2016(7)(14)	76,373	14,988
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	15,000	11,738
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Sec. Notes 15.00% due 04/01/2021	25,000	8,500
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	33,519
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	5,218
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/2067	50,000	53,813
		678,864
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/2016*	20,000	22,729
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	17,588
		40,317
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/2020	5,000	4,188
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	40,000	43,700
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/2018*	9,000	9,945
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	15,000	16,087
		73,920
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	35,000	39,594
Enterprise Software/Service — 0.0%
Epicor Software Corp.
Company Guar. Notes
8.63% due 05/01/2019	20,000	21,000
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	15,000	16,838
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018(11)	10,000	11,700
		49,538
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/2017	30,000	32,700
Finance-Auto Loans — 0.0%
Toyota Motor Credit Corp. Senior Notes 3.30% due 01/12/2022	35,000	37,761
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/2035	100,000	99,750
SLM Corp. Senior Notes 8.00% due 03/25/2020	30,000	34,275
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,550
		151,575

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.65% due 12/02/2022*(11)	97,000	96,614
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/2066	15,000	15,000
		111,614
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017	30,000	36,030
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	50,122
E*TRADE Financial Corp. Senior Notes 6.38% due 11/15/2019	25,000	25,625
E*TRADE Financial Corp. Senior Notes 6.75% due 06/01/2016	20,000	21,050
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	60,000	72,327
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/2019	30,000	35,605
		240,759
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	25,000	26,500
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/2015†(4)(15)	40,000	42,050
Finance-Other Services — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/2016	20,000	20,725
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/2018	75,000	80,531
		101,256
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	40,000	43,900
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	5,000	5,750
		49,650
Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 7.38% due 02/15/2022*	15,000	16,434
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	10,000	10,600
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/2014	40,000	44,700
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	20,000	22,100
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/2016	15,000	17,189
		94,589
Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	15,000	21,746
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	10,000	10,425
Dole Food Co., Inc. Sec. Notes
8.00% due 10/01/2016*	20,000	20,800
Dole Food Co., Inc. Sec. Notes 13.88% due 03/15/2014	19,000	21,042
General Mills, Inc. Senior Notes 5.65% due 02/15/2019	5,000	6,079
Kraft Foods Group, Inc. Senior Notes 6.50% due 02/09/2040*	78,000	102,520
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	20,000	22,100
		204,712
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 6.15% due 01/15/2020	15,000	18,278
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 6.75% due 04/01/2016	85,000	95,200
Service Corp. International Senior Notes 7.00% due 05/15/2019	15,000	16,425
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/2019	25,000	26,750
		138,375

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	25,000	26,937
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	20,000	21,800
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/2015†*(4)	50,000	3,000
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/2017	10,000	10,738
		62,475
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/2017	20,000	24,193
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	10,000	13,428
		37,621
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020*	10,000	10,175
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/2016	100,000	110,250
		120,425
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/2016*	13,000	13,780
Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*	5,000	5,144
		18,924
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 10.50% due 11/01/2018*	55,000	57,681
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 12.50% due 11/01/2019*	15,000	14,269
		71,950
Hotels/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	25,000	27,125
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	10,000	11,075
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	10,000	10,292
		48,492
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	10,000	10,750
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/2017*	72,000	76,680
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	27,000	30,307
Dynegy Holdings LLC 7.75% due 06/01/2019†(3)(4)(11)	50,000	250
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	10,000	11,800
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	50,000	57,750
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	94,350
		271,137
Insurance Brokers — 0.0%
Hub International, Ltd. Company Guar. Notes 8.13% due 10/15/2018*	10,000	10,250
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/2017	5,000	5,692
		15,942
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	20,000	25,293
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	30,000	39,892
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	10,000	10,519
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	20,588
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,344
		116,636
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	33,426

CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	10,000	11,729
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	25,000	28,843
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	15,000	16,554
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	31,383
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	50,000	57,562
Loews Corp. Senior Notes 5.25% due 03/15/2016	15,000	16,718
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/2066	45,000	48,115
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	18,445
		262,775
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/2035*	35,000	38,246
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/07/2067*	10,000	9,937
Liberty Mutual Group, Inc.FRS Company Guar. Notes 7.80% due 03/07/2087*	10,000	11,125
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	67,952
		127,260
Internet Infrastructure Equipment — 0.0%
CyrusOne LP/CyrusOne Finance Corp. Company Guar. Notes 6.38% due 11/15/2022*	10,000	10,425
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	10,000	10,475
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,900
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	15,000	14,738
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	10,000	9,950
		51,063
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/2017	45,000	47,925
Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	30,000	31,575
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Company Guar. Notes 2.75% due 03/01/2031	18,000	19,699
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	5,000	5,000
		24,699
Medical Information Systems — 0.0%
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	10,000	10,475
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.
Company Guar. Notes
4.75% due 01/30/2020	8,000	8,835
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/2037	20,000	25,729
		34,564
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	30,000	31,875
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	20,000	21,600
		53,475
Medical-Drugs — 0.1%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	20,000	21,325
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/2018	20,000	22,025

Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/2017*	5,000	5,400
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	15,000	16,162
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	5,000	5,438
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	5,000	5,363
		75,713
Medical-Generic Drugs — 0.0%
Sky Growth Acquisition Corp. Company Guar. Notes 7.38% due 10/15/2020*	45,000	44,775
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 6.00% due 06/15/2016	10,000	11,604
Aetna, Inc. Senior Notes 6.50% due 09/15/2018	15,000	18,650
CDRT Holding Corp. Senior Notes 9.25% due 10/01/2017*(7)	30,000	30,600
Cigna Corp. Senior Notes 5.38% due 02/15/2042	25,000	29,107
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	25,000	29,714
Health Net, Inc. Senior Notes 6.38% due 06/01/2017	45,000	47,756
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	30,000	33,450
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	20,000	21,352
WellPoint, Inc. Senior Notes 7.00% due 02/15/2019	35,000	43,552
		265,785
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	35,000	37,538
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	20,000	20,850
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	10,000	10,825
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	85,000	95,625
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	5,000	5,725
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	65,000	61,425
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	35,000	38,412
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/2019	15,000	16,800
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/2018	8,000	9,100
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	20,000	22,200
Vanguard Health Systems, Inc. Senior Notes zero coupon due 02/01/2016	2,000	1,500
		320,000
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	25,000	26,500
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp. Company Guar. Notes 5.63% due 11/30/2020*	15,000	15,600
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/2015*(7)	16,477	16,683
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/2017*	15,000	15,712
		47,995
Multimedia — 0.1%
NBC Universal Media LLC Senior Notes 5.15% due 04/30/2020	20,000	23,709
NBC Universal Media LLC Senior Notes 6.40% due 04/30/2040	20,000	25,662
News America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,178

News America, Inc. Company Guar. Debentures 7.75% due 12/01/2045	10,000	14,134
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	14,767
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	25,000	35,335
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	10,000	11,384
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	62,918
		213,087
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/2018	5,000	5,497
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	17,764
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,979
		29,240
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	20,000	21,177
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/2020	15,000	16,125
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	30,000	32,325
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	66,009
		114,459
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	15,000	17,267
Aurora USA Oil & Gas, Inc. Company Guar. Notes 9.88% due 02/15/2017*	20,000	21,400
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/2018	45,000	48,600
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	20,000	21,700
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	25,000	28,437
Chesapeake Energy Corp. Company Guar. Notes 6.78% due 03/15/2019	10,000	10,013
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019*	30,000	28,275
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	10,000	10,550
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	5,000	5,238
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	30,000	33,000
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	45,000	48,487
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	5,000	5,500
Denbury Resources, Inc.
Company Guar. Notes
8.25% due 02/15/2020	45,000	50,625
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	18,412
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	50,000	56,375
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,850
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	10,600
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(7)(14)	15,000	14,869
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	75,000	72,750
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/2019	35,000	33,425
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020*	25,000	25,688
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	30,000	31,800

Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	19,925
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	10,000	10,850
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/2019	40,000	44,700
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	30,000	22,200
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	27,500
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	20,000	20,400
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	15,000	16,088
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	45,000	50,512
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/2016	45,000	44,437
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	10,000	10,450
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,275
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	40,000	44,400
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	55,000	58,162
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	5,000	5,350
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/2018*	15,000	15,900
SM Energy Co. Senior Notes 6.50% due 11/15/2021	10,000	10,700
SM Energy Co. Senior Notes 6.50% due 01/01/2023	5,000	5,350
SM Energy Co. Senior Notes 6.63% due 02/15/2019	15,000	15,825
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	10,000	10,263
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021*	15,000	15,394
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/2014	50,000	52,375
WPX Energy, Inc. Senior Notes 5.25% due 01/15/2017	35,000	37,100
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,775
		1,168,792
Oil Field Machinery & Equipment — 0.0%
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/2017	23,000	25,530
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	27,686
Oil-Field Services — 0.1%
Forbes Energy Services, Ltd.
Company Guar. Notes
9.00% due 06/15/2019	20,000	17,800
Frac Tech Services LLC/Frac Tech Finance,, Inc. Company Guar. Notes 8.13% due 11/15/2018*	25,000	25,813
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	10,000	10,700
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021*	5,000	4,975
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	30,000	30,000
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/2017	5,000	5,723
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	5,667
		100,678
Paper & Related Products — 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. Senior Notes 6.38% due 11/01/2020*	5,000	5,150
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	53,533
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,676

International Paper Co. Senior Notes 7.95% due 06/15/2018	11,000	14,221
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,431
International Paper Co. Senior Notes 9.38% due 05/15/2019	56,000	76,368
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/2019	10,000	3,800
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	5,000	6,535
		180,714
Petrochemicals — 0.0%
Sawgrass Merger Sub, Inc. Sec. Notes 8.75% due 12/15/2020*	30,000	30,225
Pipelines — 0.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	20,000	20,300
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	10,000	10,775
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	10,000	10,350
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	22,000	23,375
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 7.13% due 06/01/2022*	10,000	10,425
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	45,000	48,600
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	22,073
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	19,810
El Paso Corp. Company Guar. Notes 7.00% due 06/15/2017	85,000	97,099
El Paso Corp. Company Guar. Notes 7.75% due 01/15/2032	35,000	41,125
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/2032	30,000	42,623
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	12,193
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	35,000	40,425
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	17,111
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	18,365
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	21,467
NGPL PipeCo LLC Senior Sec. Notes 9.63% due 06/01/2019*	10,000	11,500
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	15,000	16,013
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/2018	10,000	12,176
Spectra Energy Partners LP
Senior Notes
4.60% due 06/15/2021	15,000	16,089
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	14,000	17,862
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	9,000	11,595
		541,351
Printing-Commercial — 0.0%
Cenveo Corp. Sec. Notes 8.88% due 02/01/2018	35,000	33,250
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/2017	91,000	96,687
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	15,000	18,583
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/2018*	20,000	24,644
		43,227

Protection/Safety — 0.0%
Rural/Metro Corp. Senior Notes 10.13% due 07/15/2019*	35,000	33,775
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.50% due 10/01/2020*	10,000	9,950
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	5,000	5,588
		15,538
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	40,000	43,200
Racetracks — 0.1%
Yonkers Racing Corp. Sec. Notes 11.38% due 07/15/2016*	64,000	69,120
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	40,000	39,300
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	30,000	33,000
Sirius XM Radio, Inc. Senior Notes 5.25% due 08/15/2022*	5,000	5,050
		77,350
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	29,896
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	44,867
Duke Realty LP Senior Notes 6.25% due 05/15/2013	5,000	5,099
Duke Realty LP Senior Notes 6.50% due 01/15/2018	10,000	11,857
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023*	5,000	4,975
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	40,000	42,500
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/2014	47,000	54,285
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	15,000	15,028
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/2017	20,000	22,556
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	5,000	5,300
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	15,000	15,281
iStar Financial, Inc. Senior Notes 9.00% due 06/01/2017	20,000	21,800
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	15,000	15,750
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,850
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/2013	25,000	25,102
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	16,312
Rayonier, Inc. Company Guar. Notes 3.75% due 04/01/2022	10,000	10,218
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,719
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	15,000	17,770
Vornado Realty LP Senior Notes 4.25% due 04/01/2015	35,000	36,995
		428,160
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/2020	10,000	10,937
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/2017	35,000	38,500
Realogy Corp. Senior Sec. Notes 7.63% due 01/15/2020*	5,000	5,663
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/2019*	10,000	10,900
Realogy Corp. Senior Sec. Notes 9.00% due 01/15/2020*	5,000	5,750

Realogy Corp. Company Guar. Notes 11.50% due 04/15/2017	45,000	48,712
Realogy Corp. Company Guar. Notes 12.38% due 04/15/2015	15,000	15,450
		135,912
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(11)	50,000	2
Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	15,000	16,275
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	5,000	5,525
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/2018	5,000	5,575
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	10,000	11,550
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	45,000	49,035
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*	10,000	10,450
HDTFS, Inc. Company Guar. Notes 6.25% due 10/15/2022*	15,000	15,975
Hertz Corp. Company Guar. Notes 7.50% due 10/15/2018	15,000	16,575
United Rentals Merger Sub Corp. Company Guar. Notes 9.25% due 12/15/2019	40,000	45,600
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018*	10,000	10,775
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	5,000	5,275
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022*	10,000	11,175
		203,785
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(7)	10,000	10,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	30,000	34,050
		44,550
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	5,000	5,625
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	15,000	15,000
		20,625
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/2019	25,000	27,000
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	20,000	21,750
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	45,000	51,525
		100,275
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc.
Company Guar. Notes
11.38% due 11/01/2016	30,000	31,350
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/2020	18,000	19,395
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	10,000	10,738
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	25,000	28,250
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022*	20,000	20,600
		59,588
Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 1.70% due 12/15/2019	15,000	15,102
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	75,365	99,348
Rite Aid Corp. Sec. Notes 7.50% due 03/01/2017	35,000	35,962

Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	10,000	11,425
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	25,000	26,625
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/2017	10,000	10,438
		183,798
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(7)	10,000	10,088
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	30,000	30,525
		40,613
Retail-Jewelry — 0.1%
Claire’s Stores, Inc. Sec. Notes 8.88% due 03/15/2019	20,000	18,900
Claire’s Stores, Inc. Senior Sec. Notes 9.00% due 03/15/2019*	45,000	48,263
		67,163
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/2020*	20,000	22,253
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	20,000	22,200
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(7)	15,000	15,413
		37,613
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	25,000	27,812
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	15,000	14,850
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 9.13% due 10/01/2017	20,000	21,650
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	21,000	22,838
		87,150
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Company Guar. Notes 10.63% due 07/15/2017	30,000	29,175
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/2016	13,000	15,275
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	5,000	5,330
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	5,403
		55,183
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/2018	25,000	28,625
Carrols Restaurant Group, Inc. Sec. Notes 11.25% due 05/15/2018*	5,000	5,475
CKE Holdings, Inc. Senior Notes 11.25% due 03/14/2016*(7)(14)	17,680	18,741
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/2037	45,000	53,380
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	39,200
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	35,000	39,769
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	15,000	14,925
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	15,000	15,825
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	23,506
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	22,000	30,452
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	5,000	5,319
		275,217
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	5,000	5,550
New Academy Finance Co., LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(7)	20,000	20,250
		25,800

Retail-Toy Stores — 0.1%
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/2017	75,000	80,812
Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	35,000	38,587
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	40,000	45,500
		84,087
Security Services — 0.0%
ADT Corp. Senior Notes 3.50% due 07/15/2022*	12,000	11,671
ADT Corp. Company Guar. Notes 4.88% due 07/15/2042*	8,000	7,594
		19,265
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/2015	23,000	19,780
Special Purpose Entities — 0.1%
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/05/2082	30,000	30,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	20,000	21,700
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	35,000	40,425
		92,125
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/2018	50,000	53,125
Steel-Producers — 0.0%
Edgen Murray Corp. Senior Sec. Notes 8.75% due 11/01/2020*	15,000	15,150
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	15,000	15,300
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019*	5,000	5,300
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022*	5,000	5,300
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	11,050
		52,100
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	15,000	19,084
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/2040	5,000	5,961
Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/2015*	45,000	48,375
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/2017	30,000	32,175
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/2018	30,000	34,350
Qwest Corp. Senior Notes 6.75% due 12/01/2021	51,000	59,770
SBA Telecommunications, Inc.
Company Guar. Notes
5.75% due 07/15/2020*	5,000	5,313
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/2019	3,000	3,353
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	55,000	62,016
tw Telecom Holdings, Inc. Company Guar. Notes 5.38% due 10/01/2022*	5,000	5,238
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	50,000	73,204
West Corp. Company Guar. Notes 7.88% due 01/15/2019	25,000	25,875
West Corp. Company Guar. Notes 8.63% due 10/01/2018	15,000	15,712
		365,381
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	35,000	32,725
Avaya, Inc. Company Guar. Notes 9.75% due 11/01/2015	5,000	4,450

Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/2029	25,000	19,000
		56,175
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*(11)	5,000	5,022
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	65,000	77,434
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	50,000	64,111
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	41,331
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	20,000	20,760
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/2017	10,000	10,775
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	15,000	15,487
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	25,000	28,875
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	60,000	69,000
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	10,000	11,725
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020*	20,000	20,900
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	5,000	5,450
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	20,000	22,200
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/2019	20,000	22,350
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/2022	25,000	33,843
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	135,000	140,400
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/2018	10,000	13,885
Verizon New England, Inc. Senior Notes 4.75% due 10/01/2013	20,000	20,620
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	20,000	21,600
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	45,000	50,625
Windstream Corp. Company Guar. Notes 8.13% due 08/01/2013	5,000	5,188
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	10,000	10,925
		712,506
Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	5,000	5,025
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	15,000	15,337
Sinclair Television Group, Inc.
Senior Notes
6.13% due 10/01/2022*	10,000	10,613
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	25,812
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	34,519
		91,306
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	30,000	34,650
Carmike Cinemas, Inc. Sec. Notes 7.38% due 05/15/2019	15,000	16,200
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	15,000	16,575
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/2019	10,000	11,075
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018	35,000	39,025
		117,525
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	20,000	19,791
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	10,000	13,911

Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	11,000	15,399
		49,101
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	35,000	38,675
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	17,763
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/2018	15,000	18,147
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	18,492
CSX Corp. Senior Notes 4.75% due 05/30/2042	10,000	10,768
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	24,284
Union Pacific Railroad Co. 2004 Pass Through Trust Pass Thru Certs. Series 2004-2 5.21% due 09/30/2014*	10,000	10,627
		100,081
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	5,000	5,099
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/2018	40,000	43,900
Western Express, Inc. Senior Sec. Notes 12.50% due 04/15/2015*	5,000	3,050
		46,950
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/2016	45,000	47,925
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	25,000	26,625
Travelport LLC Sec. Notes 6.36% due 12/01/2016*(7)(11)	4,132	3,388
Travelport LLC Company Guar. Notes 9.88% due 09/01/2014	10,000	8,813
Travelport LLC Company Guar. Notes 11.88% due 09/01/2016	10,000	4,625
Travelport LLC/Travelport, Inc. Company Guar. Notes 9.00% due 03/01/2016	16,000	12,400
		103,776
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	20,000	22,200
Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023*	15,000	16,050
Crown Castle International Corp. Senior Notes 7.13% due 11/01/2019	10,000	11,050
		27,100
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020*	5,000	5,388
Total U.S. CORPORATE BONDS & NOTES (cost $15,959,916)		17,174,083
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Agricultural Chemicals — 0.0%
Nufarm Australia, Ltd. Company Guar. Notes 6.38% due 10/15/2019*	10,000	10,450
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	108,914
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/2014*	5,000	5,257
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,621
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	45,183
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/2021*	60,000	66,320
Santander Issuances S.A Unipersonal Bank Guar. Notes 5.91% due 06/20/2016*	100,000	102,500
		339,795
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	30,000	32,100

Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	10,000		10,475
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*		20,000	20,500
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018		25,000	31,624
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018		15,000	16,481
Diversified Banking Institutions — 0.0%
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022		40,000	47,055
Diversified Financial Services — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016		15,000	16,575
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025		5,000	5,238
			21,813
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*		15,000	17,025
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*		20,000	20,700
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/2018*		40,000	41,300
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		15,000	15,337
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*		20,000	21,300
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/2041*		5,000	5,417
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*		15,000	16,934
			120,988
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		86,000	114,068
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/2039*		35,000	46,800
Energy East Corp. Notes 6.75% due 07/15/2036		10,000	10,775
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*		70,000	78,729
			136,304
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019		15,000	15,484
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	35,000	36,506
Gold Mining — 0.1%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*		10,000	10,175
IAMGOLD Corp.
Company Guar. Notes
6.75% due 10/01/2020*		25,000	24,375
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*		5,000	5,175
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*		15,000	16,013
			55,738
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021		35,000	39,831
Machinery-Material Handling — 0.0%
Dematic SA/DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*(11)		15,000	15,000
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020		20,000	22,300
Metal-Copper — 0.0%
Inmet Mining Corp. Company Guar. Notes 7.50% due 06/01/2021*		5,000	5,188

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/2040	35,000	41,133
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023*	15,000	15,806
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	29,262
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019*	25,000	25,250
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/2015	23,000	25,070
Shelf Drilling Holdings, Ltd. Senior Sec. Notes 8.63% due 11/01/2018*(11)	20,000	20,500
		100,082
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	60,000	79,384
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000	6,800
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	40,000	44,100
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017	10,000	9,400
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	15,000	15,638
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	20,000	21,050
PetroBakken Energy, Ltd. Senior Notes 8.63% due 02/01/2020*	40,000	40,600
		216,972
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	10,000	11,525
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	35,000	40,986
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	10,000	10,397
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000	21,100
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	50,000	56,291
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041(11)	15,000	19,006
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	36,145
		195,450
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/2019*	5,000	5,313
Weatherford International, Ltd./Bermuda Company Guar. Notes 6.50% due 08/01/2036	9,000	10,022
Weatherford International, Ltd./Bermuda Company Guar. Notes 9.63% due 03/01/2019	18,000	23,483
		38,818
Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/2067	60,000	64,313
Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Company Guar. Notes 11.25% due 02/04/2017	140,000	148,050
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*	10,000	10,325
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020*	15,000	16,275
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	25,000	27,563
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(7)	81,093	86,161
		288,374
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/2013	150,000	156,839
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	100,000	104,750
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/2021	21,000	23,141

Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,599
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/2014	10,000	10,540
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	10,000	10,662
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/2017	25,000	27,812
		78,754
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	35,000	36,706
Total Foreign Corporate Bonds & Notes (cost $2,252,871)		2,446,722
LOANS(16)(17) — 0.1%
Casino Hotels — 0.0%
Caesars Entertainment Corp.FRS 5.49% due 01/28/2018	50,000	44,787
Electric-Integrated — 0.1%
TXU Energy 4.74% due 10/10/2017	90,398	68,985
Total Loans (cost $127,759)		113,772
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	33,727
Ohio State University Revenue Bonds 4.91% due 06/01/2040	15,000	17,719
State of California General Obligations Bonds 7.50% due 04/01/2034	30,000	41,722
State of Illinois General Obligation Bonds 4.07% due 01/01/2014	35,000	36,026
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	10,000	10,602
Total Municipal Bonds & Notes (cost $115,207)		139,796
U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Mtg. Corp. — 0.8%
3.00% due January TBA	1,000,000	1,045,469
5.50% due 04/01/2020	74,360	80,717
5.50% due 06/01/2035	17,056	18,537
7.50% due 10/01/2029	13,393	16,066
Federal Home Loan Mtg. Corp.,
REMIC Series 2990, Class LB
16.41% due 06/15/2034(8)(9)	40,388	52,461
Series 3065, Class DC
19.23% due 03/15/2035(8)(9)	51,016	70,362
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS
Series T-51, Class 1AIO
0.00% due 09/25/2043(5)(9)	76,050	0
Series T-56, Class 2IO
0.13% due 05/25/2043(3)(5)(9)	134,931	416
Series T-56, Class 1IO
0.30% due 05/25/2043(3)(5)(9)	146,215	1,097
Series T-56, Class 3IO
0.48% due 05/25/2043(3)(5)(9)	113,252	1,482
Series T-56, Class AIO
0.52% due 05/25/2043(5)(9)	232,984	5,268
		1,291,875
Federal National Mtg. Assoc. — 1.1%
3.00% due January TBA	1,000,000	1,047,813
4.00% due 05/01/2019	216,427	232,562
4.00% due 09/01/2020	29,249	31,467
4.50% due 04/01/2018	10,961	11,821
4.50% due 03/01/2020	14,340	15,448
4.50% due 04/01/2020	21,405	23,061
4.50% due 09/01/2020	16,047	17,289
4.50% due 11/01/2020	14,809	15,955
5.00% due 03/01/2021	5,252	5,708
5.50% due 03/01/2018	9,741	10,493
6.00% due 06/01/2036	8,677	9,530
6.50% due 01/01/2036	1,790	2,007
6.50% due 06/01/2036	66,208	74,273
6.50% due 07/01/2036	21,395	23,999
6.50% due 09/01/2036	79,652	89,361
6.50% due 11/01/2036	46,192	51,748
7.00% due 06/01/2033	15,663	18,715
7.00% due 04/01/2035	18,846	22,492
7.50% due 04/01/2024	17,032	19,936
Federal National Mtg. Assoc., REMIC
Series 2005-75, Class GS
19.62% due 08/25/2035(8)(9)	32,046	43,305
Series 2005-122, Class SE
22.37% due 11/25/2035(8)(9)	33,193	50,851
Series 3072, Class SM
23.03% due 11/15/2035(8)(9)	41,595	63,199
Series 2006-8, Class HP
23.80% due 03/25/2036(8)(9)	41,781	66,567
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.41% due 10/25/2041(5)(9)	207,664	3,525
		1,951,125
Government National Mtg. Assoc. — 0.1%
6.50% due 08/20/2037	60,748	68,969

6.50% due 09/20/2037	14,899	16,915
		85,884
Total U.S. Government Agencies (cost $3,238,122)		3,328,884
U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Notes — 1.0%
2.38% due 08/31/2014	1,550,000	1,604,856
3.50% due 02/15/2018	100,000	113,867
Total U.S. Government Treasuries (cost $1,715,323)		1,718,723
EXCHANGE-TRADED FUNDS — 1.1%
iShares FTSE A50 China Index ETF(2)	20,100	29,339
SPDR S&P 500 ETF Trust, Series 1	12,130	1,728,767
SPDR S&P MidCap 400 ETF Trust	300	55,713
Total Exchange-Traded Funds (cost $1,827,399)		1,813,819
EQUITY CERTIFICATES — 0.3%
Automobile — 0.0%
UBS AG - Maruti Suzuki India, Ltd.(11)	772	20,995
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd(11)	12,947	73,880
Banks-Commercial — 0.1%
UBS AG - Apollo Tyres, Ltd.(3)(11)	4,476	50,544
UBS AG - ICICI Bank, Ltd.(3)(11)	2,700	56,092
UBS AG - Jai Prakash Associates, Ltd.(3)(11)	9,970	17,633
		124,269
Electronic Components-Misc. — 0.0%
UBS AG - Unitech, Ltd.(11)	33,399	20,513
Electric-Transmission — 0.0%
UBS AG - Power Grid Corp.(11)	24,946	52,246
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - Housing Development Finance Corp.(11)	8,239	124,637
UBS AG - LIC Housing Finance, Ltd.(11)	11,818	62,843
		187,480
Oil Companies-Exploration & Production — 0.0%
UBS AG - Cairne India, Ltd.(11)	8,074	47,023
Pharmacy Services — 0.0%
UBS AG - Glenmark Pharmacy(11)	4,175	40,276
Transport-Services — 0.0%
UBS AG - Jaypee Infratech. Ltd.	29,457	27,634
Total Equity Certificates (cost $541,878)		594,316
WARRANTS† — 0.0%
Rubber/Plastic Products — 0.0%
Hartelega Holdings Bhd Expires 05/29/2015 (Strike Price MYR 4.14)	660	244
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(1)(11)	6,345	1,269
Total Warrants (cost $1,115)		1,513
RIGHTS — 0.0%
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd. Expires 01/13/2021	1,878	575
Oil Companies-Intergrated — 0.0%
Repsol SA Expires 01/16/2013	3,497	2,132
Total Rights (cost $2,187)		2,707
Total Long-Term Investment Securities (cost $139,384,779)		151,278,862

SHORT-TERM INVESTMENT SECURITIES — 4.5%
U.S. Government Treasuries — 4.5%
United States Treasury Bills
0.10% due 01/10/2013(13)	$140,000	139,997
0.11% due 01/10/2013(13)	182,000	181,995
0.11% due 04/25/2013(13)	5,000,000	4,998,665
0.16% due 10/17/2013(13)	2,025,000	2,022,855
0.20% due 03/07/2013(13)	15,000	14,999
Total Short-Term Investment Securities (cost $7,357,695)		7,358,511
REPURCHASE AGREEMENT — 4.7%
Agreement with Deutsche Bank Securities, Inc., bearing interest at 0.14%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $7,799,061 and collateralized by $7,659,000 of United States Treasury Notes, bearing interest at 1.87% due 06/30/2015 and having an approximate value of $7,956,169 (cost $7,799,000)	7,799,000	7,799,000
TOTAL INVESTMENTS (cost $154,541,474)(10)	100.8%	166,436,373
Liabilities in excess of other assets	(0.8)	(1,373,606)
NET ASSETS	100.0%	$165,062,767

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $5,627,557 representing 2.60% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $27,991,688 representing 17.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	Bond in default
(5)	Interest Only
(6)	Commercial Mortgage Backed Security
(7)	PIK (“Payment in Kind”) Security-Income may be paid in additional securities or cash at the discretion of the issuer.
(8)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31,2012.
(9)	Collateralized Mortgage Obligation
(10)	See Note 4 for cost of investments on a tax basis.
(11)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $1,378,403 representing 0.8% of net assets.
(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/Par	Acquisition Cost	Value	Value per Share	% of Net Assets

Deepocean Group(Shell)
Common Stock	01/05/2010	1,109	$23,882	$16,635	$15.00	0.01%

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	Security currently paying interest in form of additional securities.
(15)	Company has filed for Chapter 11 bankruptcy protection.
(16)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(17)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(18)	Denominated in United States dollars unless otherwise indicated.
ADR	— American Depository Receipt
BATS	— Better Alternative Trading System
CAD	— Canadian Dollars
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Recovery
Euronext	— Euronext Stock Exchange
GDR	— Global Depository Receipt
MYR	— Malaysian Ringgit
NVDR	— Non-Voting Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Swedish Depository Receipt
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at December 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
13	Long	Australian 10 YR Bonds	March 2013	$1,663,483	$1,664,781	$1,298
146	Short	Euro Stoxx 50	March 2013	5,072,201	5,039,440	32,761
63	Short	FTSE 100 Index#	March 2013	6,039,359	6,093,937	(54,578)
17	Long	LIF Long Gilt	March 2013	3,289,495	3,284,053	(5,442)
13	Long	Mini MSCI EAFE Index	March 2013	1,037,400	1,053,195	15,795
11	Short	MSCI Singapore Index#	January 2013	649,618	655,371	(5,753)
51	Short	Nasdaq 100 E-Mini Index	March 2013	2,718,703	2,708,355	10,348
81	Short	OMXS 30 Index#	January 2013	1,362,867	1,379,758	(16,891)
77	Long	Russell 2000 Mini Index	March 2013	6,478,181	6,518,820	40,639
21	Short	Russell 2000 Mini Index	March 2013	1,733,970	1,777,860	(43,890)
234	Long	S&P 500 E-Mini Index	March 2013	16,626,870	16,615,170	(11,700)
30	Short	S&P 500 E-Mini Index	March 2013	2,131,650	2,130,150	1,500
65	Long	S&P Mid 400 E-Mini Index	March 2013	6,558,825	6,617,650	58,825
42	Short	S&P Mid 400 E-Mini Index	March 2013	4,309,498	4,276,020	33,478
14	Short	SPI 200#	March 2013	1,665,819	1,690,013	(24,194)
22	Long	TOPIX Index#	March 2013	1,997,484	2,233,308	235,824
42	Short	TOPIX Index#	March 2013	3,813,378	4,263,588	(450,210)
1	Long	U.S. Ultra Bonds	March 2013	165,992	162,594	(3,398)
7	Long	U.S. Treasury 2 YR Notes	March 2013	1,542,844	1,543,281	437
42	Short	U.S. Treasury 2 YR Notes	March 2013	9,256,406	9,259,687	(3,281)
39	Long	U.S. Treasury 5 YR Notes	March 2013	4,853,976	4,852,148	(1,828)
51	Short	U.S. Treasury 5 YR Notes	March 2013	6,347,508	6,345,117	2,391
64	Long	U.S. Treasury 10 YR Notes	March 2013	8,527,000	8,498,000	(29,000)
50	Short	U.S. Treasury 10 YR Notes	March 2013	6,667,078	6,639,062	28,016
18	Long	U.S. Treasury 30 YR Notes	March 2013	2,692,125	2,655,000	(37,125)
						$(225,978)

#                 Foreign equity futures contracts valued using fair value procedures at December 31, 2012. The aggregate appreciation (depreciation) of these futures contracts was ($315,802) representing (0.2)% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts.

Total Return Swap Contracts@

	Notional				Gross Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)

JP Morgan Securities, Inc.	$4,558	10/22/13	(3 Month USD LIBOR-BBA plus 5 bps)	iShares MSCI Emerging Market Index	$266,518

Citibank N.A	7,366	02/13/13	(3 Month USD LIBOR-BBA plus 10 bps)	Citibank U.S. Equity Custom Basket	(31,072)
Citibank N.A	6,029	02/13/13	3 Month USD LIBOR-BBA minus 15 bps	Russell 1000 Index Total Return	(261,089)
					(292,161)
	Net Unrealized Appreciation (Depreciation)				$(25,643)

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

@  Swap contracts are fair valued. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 1.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	3,360,800	USD	4,391,120	01/16/2013	$—	$(45,462)
	SEK	6,699,300	USD	1,008,513	01/16/2013	—	(21,335)
	USD	23,488	GBP	14,600	01/16/2013	228	—
						228	(66,797)
Barclays Bank PLC	CHF	920,200	USD	995,514	01/16/2013	—	(10,801)
	HKD	247,700	USD	31,962	01/16/2013	2	—
	SGD	472,000	USD	386,776	01/16/2013	393	—
	USD	26,812	CHF	24,700	01/16/2013	200	—
	USD	499,300	EUR	382,400	01/16/2013	5,505	—
	USD	1,479,298	GBP	919,900	01/16/2013	14,982	—
	USD	244,134	HKD	1,892,000	01/16/2013	—	(18)
	USD	18,690	NOK	105,500	01/16/2013	283	—
	USD	18,611	SEK	123,500	01/16/2013	374	—
	USD	387,712	SGD	472,000	01/16/2013	—	(1,329)
						21,739	(12,148)
Citibank N.A.	CAD	244,400	USD	245,628	01/16/2013	—	(6)
	SGD	5,500	USD	4,518	01/16/2013	16	—
	USD	95,311	DKK	542,300	01/16/2013	650	—
	USD	475,934	GBP	296,000	01/16/2013	4,887	—
						5,553	(6)
Credit Suisse AG	USD	1,267,047	CHF	1,168,800	01/16/2013	11,133	—
	USD	994,637	EUR	761,800	01/16/2013	11,013	—
	USD	1,115,308	GBP	691,900	01/16/2013	8,609	—
	USD	494,740	JPY	40,670,100	01/16/2013	—	(25,263)
	USD	408,357	NOK	2,296,500	01/16/2013	4,655	—
	USD	622,517	ZAR	5,529,200	01/16/2013	28,533	—
						63,943	(25,263)
Deutsche Bank AG	CHF	24,700	USD	26,810	01/16/2013	—	(202)
	USD	26,713	CHF	24,700	01/16/2013	299	—
	USD	1,200,165	EUR	919,300	01/16/2013	13,401	—
						13,700	(202)
Goldman Sachs International	JPY	103,642,900	USD	1,260,571	01/16/2013	64,166	—
	USD	1,072,770	EUR	821,700	01/16/2013	11,953	—
						76,119	—
HSBC Bank USA, N.A.	AUD	41,700	USD	43,315	01/16/2013	53	—
	CHF	812,600	USD	881,986	01/16/2013	—	(6,660)
	GBP	1,018,800	USD	1,638,108	01/16/2013	—	(16,823)
	HKD	247,700	USD	31,961	01/16/2013	2	—
	SGD	361,200	USD	296,613	01/16/2013	932	—
	USD	879,256	CHF	812,600	01/16/2013	9,389	—
	USD	427,057	EUR	327,100	01/16/2013	4,747	—
	USD	31,962	HKD	247,700	01/16/2013	—	(2)
	USD	314,651	JPY	25,897,000	01/16/2013	—	(15,708)
	USD	11,164	NOK	63,000	01/16/2013	167	—
	USD	295,998	SGD	361,200	01/16/2013	—	(317)
						15,290	(39,510)
JPMorgan Chase Bank	HKD	1,892,000	USD	244,129	01/16/2013	13	—
	SGD	110,800	USD	90,999	01/16/2013	297	—
	USD	873,765	GBP	543,400	01/16/2013	8,930	—
	USD	244,141	HKD	1,892,000	01/16/2013	—	(25)
	USD	366,484	NOK	2,067,700	01/16/2013	5,380	—
	USD	1,143,109	SEK	7,585,900	01/16/2013	23,032	—
	USD	90,798	SGD	110,800	01/16/2013	—	(96)
						37,652	(121)
Royal Bank of Scotland PLC	CHF	56,200	USD	60,997	01/16/2013	—	(462)
	USD	60,755	CHF	56,200	01/16/2013	705	—
	USD	728,808	JPY	59,926,600	01/16/2013	—	(37,043)
						705	(37,505)
State Street Bank & Trust Co.	CAD	296,300	USD	297,849	01/16/2013	53	—
	GBP	278,400	USD	452,311	01/16/2013	80	—
	USD	657,831	EUR	503,900	01/16/2013	7,366	—
	USD	11,487	ILS	43,900	01/16/2013	261	—
						7,760	—
UBS AG	GBP	1,354,400	USD	2,178,120	01/16/2013	—	(21,958)
	NOK	3,752,600	USD	664,740	01/16/2013	—	(10,143)
	USD	192,808	CHF	178,100	01/16/2013	1,959	—
	USD	1,497,447	EUR	1,146,800	01/16/2013	16,441	—
						18,400	(32,101)
Westpac Banking Corp.	EUR	1,521,300	USD	1,986,171	01/16/2013	—	(22,094)

Net Unrealized Appreciation (Depreciation)						$261,089	$(235,747)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Advertising Agencies	$—	$68,529	$—	$68,529
Advertising Services	11,402	—	1	11,403
Aerospace/Defense	2,942,864	27,001	—	2,969,865
Aerospace/Defense-Equipment	34,698	171,392	—	206,090
Agricultural Biotech	—	3,463	—	3,463
Agricultural Chemicals	1,131,417	226,412	—	1,357,829
Agricultural Operations	22,570	127,486	645	150,701
Airlines	554,899	229,968	—	784,867
Apparel Manufacturers	376,747	192,940	—	569,687
Appliances	—	88,532	—	88,532
Auto-Cars/Light Trucks	—	937,851	—	937,851
Auto-Heavy Duty Trucks	—	225,574	—	225,574
Auto/Truck Parts & Equipment-Original	644,927	222,642	—	867,569
Banks-Commercial	1,824,187	2,211,494	0	4,035,681
Beverages-Non-alcoholic	227,571	16,984	—	244,555
Beverages-Wine/Spirits	127,404	153,935	—	281,339
Brewery	124,091	423,411	—	547,502
Broadcast Services/Program	73,866	22,459	—	96,325
Building & Construction Products-Misc.	185,510	35,998	—	221,508
Building & Construction-Misc.	—	66,408	—	66,408
Building Products-Air & Heating	—	17,180	—	17,180
Building Products-Cement	96,180	112,877	—	209,057
Building-Heavy Construction	143,685	249,945	—	393,630
Building-Maintance & Services	—	86,020	—	86,020
Building-Residential/Commercial	313,715	25,858	—	339,573
Cable/Satellite TV	1,549,324	141,903	—	1,691,227
Casino Hotels	247,478	208,273	48	455,799
Cellular Telecom	244,284	384,724	—	629,008
Chemicals-Diversified	921,815	849,391	—	1,771,206
Circuit Boards	—	29,937	—	29,937
Commercial Services	123,273	10,095	—	133,368
Commercial Services-Finance	312,036	84,099	—	396,135
Computer Data Security	—	104,931	—	104,931
Computers-Integrated Systems	322,553	56,279	—	378,832
Consulting Services	285,536	89,502	—	375,038
Cosmetics & Toiletries	1,778,989	109,429	—	1,888,418
Distribution/Wholesale	85,219	14,925	—	100,144
Diversified Banking Institutions	2,833,679	1,715,118	—	4,548,797
Diversified Financial Services	—	109,297	—	109,297
Diversified Manufacturing Operations	2,010,951	293,255	—	2,304,206
Diversified Minerals	21,806	408,795	—	430,601
Diversified Operations	—	330,342	—	330,342
Diversified Operations/Commercial Services	—	95,256	—	95,256
E-Commerce/Services	1,376,135	78,345	—	1,454,480
Electric Products-Misc.	234,813	42,557	—	277,370
Electric-Distribution	—	62,157	—	62,157
Electric-Generation	182,146	23,706	—	205,852
Electric-Integrated	1,983,215	400,448	—	2,383,663
Electric-Transmission	—	125,693	—	125,693
Electronic Components-Misc.	—	446,849	—	446,849
Electronic Components-Semiconductors	726,741	583,567	—	1,310,308
Electronics-Military	206,874	26,269	—	233,143
Engineering/R&D Services	441,445	386,529	—	827,974
Enterprise Software/Service	2,126,484	163,782	—	2,290,266
Finance-Investment Banker/Broker	—	17,182	—	17,182
Finance-Leasing Companies	—	198,596	—	198,596
Finance-Other Services	171,483	66,313	—	237,796
Food-Catering	—	142,075	—	142,075
Food-Dairy Products	—	4,533	—	4,533
Food-Flour & Grain	—	42,694	—	42,694
Food-Misc./Diversified	818,927	906,512	—	1,725,439
Food-Retail	35,867	443,688	—	479,555
Food-Wholesale/Distribution	56,527	7,695	—	64,222
Gambling (Non-Hotel)	—	50,866	—	50,866
Gas-Distribution	111,214	96,952	—	208,166
Gold Mining	92,772	51,579	—	144,351
Human Resources	207,745	33,998	—	241,743
Import/Export	—	277,519	—	277,519
Industrial Automated/Robotic	375,638	—	16,635	392,273
Industrial Gases	—	129,048	—	129,048
Instruments-Controls	—	32,551	—	32,551
Insurance-Life/Health	261,819	623,661	—	885,480
Insurance-Multi-line	468,381	522,556	—	990,937
Insurance-Property/Casualty	470,416	193,066	—	663,482
Insurance-Reinsurance	835,408	16,799	—	852,207
Internet Application Software	35,626	71,426	—	107,052
Investment Management/Advisor Services	210,793	28,796	—	239,589
Machine Tools & Related Products	17,291	16,608	—	33,899
Machinery-Construction & Mining	114,987	10,980	—	125,967
Machinery-Electrical	57,321	215,097	—	272,418
Machinery-General Industrial	440,160	92,070	—	532,230
Marine Services	109,487	78,141	—	187,628
Medical Instruments	449,957	10,960	—	460,917
Medical Products	545,405	252,749	—	798,154
Medical-Drugs	4,230,376	2,016,617	—	6,246,993
Medical-Wholesale Drug Distribution	1,054,386	126,106	—	1,180,492
Metal Processors & Fabrication	48,766	185,412	—	234,178
Metal-Diversified	—	425,540	—	425,540
Metal-Iron	111,282	14,080	—	125,362
Multimedia	24,215	26,196	—	50,411
Office Automation & Equipment	—	15,689	—	15,689
Oil Companies-Exploration & Production	1,489,946	257,682	—	1,747,628
Oil Companies-Integrated	4,348,835	1,507,933	—	5,856,768
Oil Refining & Marketing	922,164	130,255	0	1,052,419
Oil-Field Services	1,652,001	332,842	—	1,984,843
Petrochemicals	—	120,820	—	120,820
Photo Equipment & Supplies	—	82,851	—	82,851
Power Converter/Supply Equipment	50,333	100,819	—	151,152
Private Equity	16,753	57,736	—	74,489
Real Estate Investment Trusts	3,620,094	343,162	—	3,963,256
Real Estate Management/Services	136,928	135,057	—	271,985
Real Estate Operations & Development	175,923	554,113	—	730,036
Rental Auto/Equipment	115,126	56,500	—	171,626
Retail-Apparel/Shoe	804,357	191,149	—	995,506
Retail-Building Products	2,118,529	53,519	—	2,172,048
Retail-Convenience Store	—	27,189	—	27,189
Retail-Jewelry	—	190,055	—	190,055
Retail-Major Department Stores	632,505	36,530	—	669,035
Retail-Misc./Diversified	—	151,093	—	151,093
Rubber-Tires	109,048	160,246	—	269,294
Semiconductor Components-Integrated Circuits	252,027	57,028	—	309,055
Semiconductor Equipment	484,755	92,448	—	577,203
Steel-Producers	47,861	289,113	—	336,974
Sugar	—	108,393	—	108,393
Telecom Services	278,915	189,767	—	468,682
Telephone-Integrated	1,982,501	625,743	—	2,608,244
Tobacco	1,806,356	370,097	—	2,176,453
Toys	31,482	63,549	—	95,031
Transactional Software	75,905	18,519	—	94,424
Transport-Rail	—	289,863	—	289,863
Transport-Services	30,773	156,031	—	186,804
Travel Services	—	22,156	—	22,156
Water	170,798	133,852	—	304,650
Water Treatment Systems	—	83,306	—	83,306
Wireless Equipment	76,869	42,634	—	119,503
Other Industries*	34,150,194	—	—	34,150,194
Convertible Preferred Stock
Auto-Cars/Light Trucks	31,024	—	—	31,024
Finance-Investment Banker/Broker	—	0	—	0
Preferred Stock
Auto-Cars/Light Trucks	—	162,212	—	162,212
Diversified Banking Institutions	46,371	27,500	—	73,871
Electric-Integrated	29,908	10,861	—	40,769
Electronic Components-Semiconductors	—	56,778	—	56,778
Electronic Measurement Instruments	—	15,795	—	15,795
Other Industries*	257,502	—	—	257,502
Asset Backed Securities	—	1,647,099	—	1,647,099
Convertible Bonds & Notes	—	58,180	—	58,180
U.S. Corporate Bonds & Notes
Airlines	—	40,383	—	40,383
Electric-Generation	—	205,875	19,277	225,152
Independent Power Producers	—	271,137	—	271,137
Recycling	—	—	2	2
Other Industries*		16,637,409	—	16,637,409
Foreign Corporate Bonds & Notes	—	2,446,722	—	2,446,722
Loans	—	113,772	—	113,772
Municipal Bonds & Notes	—	139,796	—	139,796
U.S. Government Agencies	—	3,328,884	—	3,328,884
U.S. Government Treasuries	—	1,718,723	—	1,718,723
Exchange-Traded Funds	1,784,480	29,339	—	1,813,819
Equity Certificates	—	594,316	—	594,316
Warrants
Rubber/Plastic Products	244	—	—	244
Semiconductor Equiptment	—	—	1,269	1,269
Rights	2,707	—	—	2,707
Short-Term Investment Securities:
U.S. Government Treasuries	—	7,358,511	—	7,358,511
Repurchase Agreement	—	7,799,000	—	7,799,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	225,488	235,824	—	461,312
Total Return Swaps - Appreciation	—	266,518	—	266,518
Open Forward Foreign Currency Contracts - Appreciation	—	261,089	—	261,089
Total	$96,165,480	$71,221,935	$37,877	$167,425,292
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$135,664	$551,626	$—	$687,290
Total Return Swaps - Depreciation	—	292,161	—	292,161
Open Forward Foreign Currency Contracts - Depreciation	—	235,747	—	235,747
Total	$135,664	$1,079,534	$—	$1,215,198

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $20,656,352 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities.  There were no material transfers between Level 2 and Level 3 during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — December 31, 2012

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 97.6%
Aerospace/Defense — 0.6%
Boeing Co.	15,800	$1,190,688
Airlines — 0.2%
United Continental Holdings, Inc.†	18,900	441,882
Apparel Manufacturers — 0.7%
Prada SpA(1)	76,800	742,966
Ralph Lauren Corp.	4,000	599,680
		1,342,646
Applications Software — 2.0%
Nuance Communications, Inc.†	20,600	459,792
Red Hat, Inc.†	21,100	1,117,456
Salesforce.com, Inc.†	12,500	2,101,250
		3,678,498
Athletic Footwear — 0.5%
NIKE, Inc., Class B	18,400	949,440
Banks-Super Regional — 0.4%
US Bancorp	20,500	654,770
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	28,600	1,036,750
Monster Beverage Corp.†	13,800	729,744
		1,766,494
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA(1)	4,997	587,581
Brewery — 0.4%
Anheuser-Busch InBev NV(1)	8,356	730,219
Building-Residential/Commercial — 1.0%
D.R. Horton, Inc.	41,700	824,826
Lennar Corp., Class A	25,600	989,952
		1,814,778
Cable/Satellite TV — 0.2%
Charter Communications, Inc., Class A†	5,300	404,072
Casino Hotels — 0.9%
Las Vegas Sands Corp.	31,600	1,458,656
MGM Resorts International†	19,200	223,488
		1,682,144
Chemicals-Specialty — 0.6%
Ecolab, Inc.	16,200	1,164,780
Coatings/Paint — 1.0%
Sherwin-Williams Co.	12,000	1,845,840
Commercial Services-Finance — 3.3%
Alliance Data Systems Corp.†	4,300	622,468
Mastercard, Inc., Class A	11,300	5,551,464
		6,173,932
Computer Aided Design — 0.3%
Autodesk, Inc.†	15,200	537,320
Computer Services — 1.7%
Accenture PLC, Class A	29,500	1,961,750
Cognizant Technology Solutions Corp., Class A†	6,200	459,110
IHS, Inc., Class A†	6,900	662,400
		3,083,260
Computer Software — 0.5%
Akamai Technologies, Inc.†	22,700	928,657
Computers — 9.4%
Apple, Inc.	32,400	17,270,172
Computers-Memory Devices — 0.7%
EMC Corp.†	47,900	1,211,870
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	8,500	888,590
Cruise Lines — 0.5%
Carnival PLC(1)	24,625	951,918
Data Processing/Management — 0.3%
Fiserv, Inc.†	6,200	489,986
Distribution/Wholesale — 2.3%
Fastenal Co.	54,100	2,525,929
Fossil, Inc.†	12,700	1,182,370
WW Grainger, Inc.	2,900	586,873
		4,295,172
Diversified Manufacturing Operations — 2.3%
Danaher Corp.	77,400	4,326,660
E-Commerce/Products — 6.7%
Amazon.com, Inc.†	32,000	8,036,480
eBay, Inc.†	86,100	4,392,822
		12,429,302
E-Commerce/Services — 2.6%
priceline.com, Inc.†	6,900	4,286,280
TripAdvisor, Inc.†	12,100	507,716
		4,793,996
Electronic Components-Semiconductors — 1.2%
Broadcom Corp., Class A	36,900	1,225,449
Samsung Electronics Co., Ltd.(1)	649	928,865
		2,154,314
Electronic Measurement Instruments — 0.5%
Trimble Navigation, Ltd.†	16,300	974,414
Finance-Credit Card — 3.4%
American Express Co.	39,800	2,287,704
Visa, Inc., Class A	25,800	3,910,764
		6,198,468
Finance-Other Services — 0.3%
IntercontinentalExchange, Inc.†	4,800	594,288
Food-Misc./Diversified — 0.4%
Nestle SA(1)	12,335	803,923
Food-Retail — 0.5%
Whole Foods Market, Inc.	10,400	949,832
Hotels/Motels — 1.1%
Marriott International, Inc., Class A	20,642	769,327
Starwood Hotels & Resorts Worldwide, Inc.	21,700	1,244,712
		2,014,039
Industrial Gases — 1.7%
Praxair, Inc.	29,000	3,174,050
Internet Application Software — 0.3%
Tencent Holdings, Ltd.(1)	18,800	610,370
Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	16,285	433,670
Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	10,900	1,251,538
Investment Management/Advisor Services — 1.6%
Franklin Resources, Inc.	13,000	1,634,100
Invesco, Ltd.	51,800	1,351,462
		2,985,562

1

Machinery-Farming — 0.4%
Deere & Co.	8,400	725,928
Machinery-General Industrial — 1.1%
Babcock & Wilcox Co.	16,950	444,090
Roper Industries, Inc.	14,500	1,616,460
		2,060,550
Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	9,800	883,666
Medical Products — 1.1%
Baxter International, Inc.	14,800	986,568
Covidien PLC	3,700	213,638
Stryker Corp.	16,100	882,602
		2,082,808
Medical-Biomedical/Gene — 3.2%
Alexion Pharmaceuticals, Inc.†	12,900	1,210,149
Biogen Idec, Inc.†	10,500	1,540,035
Celgene Corp.†	8,700	684,864
Gilead Sciences, Inc.†	21,400	1,571,830
Regeneron Pharmaceuticals, Inc.†	4,900	838,243
		5,845,121
Medical-Drugs — 1.6%
Allergan, Inc.	7,400	678,802
Novo Nordisk A/S, Class B(1)	6,334	1,034,468
Valeant Pharmaceuticals International, Inc.†	19,700	1,177,469
		2,890,739
Medical-HMO — 0.6%
UnitedHealth Group, Inc.	19,900	1,079,376
Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	23,000	2,230,080
Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	17,500	3,314,850
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	12,600	615,384
Multimedia — 0.7%
Walt Disney Co.	24,000	1,194,960
Oil Companies-Exploration & Production — 2.4%
EOG Resources, Inc.	12,700	1,534,033
EQT Corp.	6,200	365,676
Occidental Petroleum Corp.	5,200	398,372
Pioneer Natural Resources Co.	5,600	596,904
Range Resources Corp.	22,900	1,438,807
		4,333,792
Oil Field Machinery & Equipment — 0.6%
FMC Technologies, Inc.†	25,100	1,075,033
Oil-Field Services — 0.7%
Schlumberger, Ltd.	18,500	1,281,865
Pharmacy Services — 0.9%
Catamaran Corp.†	17,252	812,742
Express Scripts Holding Co.†	14,600	788,400
		1,601,142
Pipelines — 0.6%
Williams Cos., Inc.	34,400	1,126,256
Real Estate Investment Trusts — 2.2%
American Tower Corp.	53,200	4,110,764
Retail-Apparel/Shoe — 0.8%
PVH Corp.	4,800	532,848
Ross Stores, Inc.	15,700	850,155
		1,383,003
Retail-Auto Parts — 0.8%
AutoZone, Inc.†	4,400	1,559,492
Retail-Automobile — 0.6%
CarMax, Inc.†	30,700	1,152,478
Retail-Building Products — 1.5%
Home Depot, Inc.	34,300	2,121,455
Lowe’s Cos., Inc.	20,100	713,952
		2,835,407
Retail-Discount — 1.0%
Costco Wholesale Corp.	14,200	1,402,534
Dollar Tree, Inc.†	11,700	474,552
		1,877,086
Retail-Drug Store — 0.9%
CVS Caremark Corp.	34,300	1,658,405
Retail-Gardening Products — 0.2%
Tractor Supply Co.	4,000	353,440
Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	5,000	1,487,300
Starbucks Corp.	42,600	2,284,212
Yum! Brands, Inc.	6,900	458,160
		4,229,672
Semiconductor Components-Integrated Circuits — 2.6%
QUALCOMM, Inc.	76,000	4,713,520
Telecommunication Equipment — 0.8%
Juniper Networks, Inc.†	75,400	1,483,118
Therapeutics — 0.2%
Onyx Pharmaceuticals, Inc.†	5,600	422,968
Tobacco — 0.5%
Philip Morris International, Inc.	10,800	903,312
Transport-Rail — 1.9%
Kansas City Southern	19,400	1,619,512
Union Pacific Corp.	14,700	1,848,084
		3,467,596
Transport-Services — 1.3%
FedEx Corp.	10,100	926,372
United Parcel Service, Inc., Class B	20,900	1,540,957
		2,467,329
Transport-Truck — 0.5%
J.B. Hunt Transport Services, Inc.	14,300	853,853
Web Hosting/Design — 0.6%
Rackspace Hosting, Inc.†	13,900	1,032,353
Web Portals/ISP — 5.5%
Baidu, Inc. ADR†	10,700	1,073,103
Google, Inc., Class A†	12,700	9,008,999
Twitter, Inc.†(2)(3)(4)	6,539	83,307
		10,165,409
Wireless Equipment — 2.9%
Crown Castle International Corp.†	75,000	5,412,000
Total Common Stock (cost $136,228,481)		180,201,890
CONVERTIBLE PREFERRED STOCK — 0.1%
E-Commerce/Services — 0.0%
Living Social, Inc., Series F†(2)(3)(4)	11,949	21,269
Web Portals/ISP — 0.1%
Twitter, Inc., Series A†(2)(3)(4)	17	217

2

Twitter, Inc., Series B†(2)(3)(4)	4,311	54,922
Twitter, Inc., Series C†(2)(3)(4)	1,165	14,842
Twitter, Inc., Series D†(2)(3)(4)	2,510	31,977
Twitter, Inc., Series F†(2)(3)(4)	729	9,288
Twitter, Inc., Series G2†(2)(3)(4)	10,689	136,178
		247,424
Total Convertible Preferred Stock (cost $403,892)		268,693

Total Long-Term Investment Securities (cost $136,632,373)		180,470,583
SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
T. Rowe Price Reserve Investment Fund (cost $6,224,257)	6,224,257	6,224,257

TOTAL INVESTMENTS (cost $142,856,630)(5)	101.1%	186,694,840
Liabilities in excess of other assets	(1.1)	(2,034,340)

NET ASSETS	100.0%	$184,660,500

†                                         Non-income producing security

(1)                                 Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $6,390,310 representing 3.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 for pricing of foreign equity securities.

(2)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)                                 Illiquid security. At December 31, 2012, the aggregate value of these securities was $352,000 representing 0.1% of net assets.

(4)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Stock Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Living Social, Inc., Series F	11/18/2011	11,949	$91,888	$21,269	$1.78	0.01%
Convertible Preferred Stock

Twitter, Inc.	09/13/2011	6,539	105,236	83,307	12.74	0.05
Common Stock

Twitter, Inc. Series A	09/13/2011	17	273	217	12.76	0.00
Convertible Preferred Stock

Twitter, Inc. Series B	09/13/2011	265	4,265
Convertible Preferred Stock	03/30/2012	4,046	64,736
		4,311	69,001	54,922	12.74	0.03

Twitter, Inc. Series C	09/13/2011	68	1,094
Convertible Preferred Stock	03/30/2012	1,097	17,552
		1,165	18,646	14,842	12.74	0.01

Twitter, Inc. Series D	09/13/2011	2,510	40,395	31,977	12.74	0.02
Convertible Preferred Stock

Twitter, Inc. Series F	03/30/2012	729	11,664	9,288	12.74	0.01
Convertible Preferred Stock

Twitter, Inc. Series G2	07/28/2011	10,689	172,025	136,178	12.74	0.07
Convertible Preferred Stock
				$352,000		0.20%

(5)                                 See Note 4 for cost of investments on a tax basis.

ADR                   — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Apparel Manufacturers	$599,680	$742,966	$—	$1,342,646
Beverages-Wine/Spirits	—	587,581	—	587,581
Brewery	—	730,219	—	730,219
Computers	17,270,172	—	—	17,270,172
Cruise Lines	—	951,918	—	951,918
E-Commerce/Products	12,429,302	—	—	12,429,302
Electronic Components-Semiconductors	1,225,449	928,865	—	2,154,314
Food-Misc./Diversified	—	803,923	—	803,923
Internet Application Software	—	610,370	—	610,370
Medical-Drugs	1,856,271	1,034,468	—	2,890,739
Web Portals/ISP	10,082,102	—	83,307	10,165,409
Other Industries*	130,265,297	—	—	130,265,297
Convertible Preferred Stock:	—	—	268,693	268,693
Short-Term Investment Securities:
Registered Investment Companies	6,224,257	—	—	6,224,257
Total	$179,952,530	$6,390,310	$352,000	$186,694,840

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $2,305,254 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

		Convertible
	Common Stock	Preferred Stock
Balance as of 3/31/2012	$1,406,106	$374,400
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	(202,706)	(105,707)
Net purchases	687,783	—
Net sales	(1,807,876)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 12/31/2012	$83,307	$268,693

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2012 includes:

Convertible
Common Stock	Preferred Stock
$(21,317)	$(105,707)

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

3

Seasons Series Trust
Large Cap Growth Portfolio
Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.3%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	2,460	$27,109
Omnicom Group, Inc.	1,892	94,525
		121,634
Aerospace/Defense — 0.7%
Boeing Co.	20,930	1,577,285
Lockheed Martin Corp.	1,603	147,941
Rockwell Collins, Inc.	893	51,946
		1,777,172
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	834	169,436
Monsanto Co.	7,091	671,163
Mosaic Co.	3,670	207,832
		1,048,431
Airlines — 0.0%
Southwest Airlines Co.	9,789	100,239
Apparel Manufacturers — 0.6%
Coach, Inc.	3,763	208,884
Prada SpA(1)	119,200	1,153,145
Ralph Lauren Corp.	813	121,885
VF Corp.	1,169	176,484
		1,660,398
Applications Software — 2.2%
Citrix Systems, Inc.†	1,436	94,417
Intuit, Inc.	3,691	219,615
Microsoft Corp.	145,163	3,880,207
Red Hat, Inc.†	2,564	135,789
Salesforce.com, Inc.†	10,299	1,731,262
		6,061,290
Athletic Footwear — 1.5%
NIKE, Inc., Class B	76,177	3,930,733
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,683	211,718
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.†	1,552	111,154
Delphi Automotive PLC†	3,917	149,826
		260,980
Banks-Commercial — 0.1%
First Horizon National Corp.	1,606	15,915
M&T Bank Corp.	1,065	104,871
Regions Financial Corp.	8,996	64,052
Zions Bancorporation	2,443	52,280
		237,118
Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	7,905	203,158
Northern Trust Corp.	20,837	1,045,184
		1,248,342
Banks-Super Regional — 0.4%
Comerica, Inc.	1,136	34,466
Huntington Bancshares, Inc.	11,347	72,507
KeyCorp	6,316	53,181
US Bancorp	24,942	796,648
		956,802
Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	51,163	1,854,659
Coca-Cola Enterprises, Inc.	2,147	68,124
Dr Pepper Snapple Group, Inc.	2,760	121,937
Monster Beverage Corp.†	1,978	104,597
PepsiCo, Inc.	43,345	2,966,098
		5,115,415
Beverages-Wine/Spirits — 0.9%
Brown-Forman Corp., Class B	2,010	127,132
Constellation Brands, Inc., Class A†	2,009	71,099
Diageo PLC ADR	11,188	1,304,297
Pernod-Ricard SA(1)	8,925	1,049,462
		2,551,990
Brewery — 0.4%
Anheuser-Busch InBev NV(1)	12,391	1,082,832
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	12,575	798,261
Scripps Networks Interactive, Inc., Class A	1,153	66,782
		865,043
Building Products-Wood — 0.0%
Masco Corp.	4,737	78,918
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,704	73,265
Lennar Corp., Class A	2,177	84,185
PulteGroup, Inc.†	4,509	81,883
		239,333
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	35,246	1,317,495
DIRECTV†	8,013	401,932
Time Warner Cable, Inc.	4,003	389,052
		2,108,479
Casino Hotels — 1.0%
Las Vegas Sands Corp.	13,763	635,300
MGM Resorts International†	177,240	2,063,074
Wynn Resorts, Ltd.	1,054	118,564
		2,816,938
Cellular Telecom — 0.1%
Comverse, Inc.†	6	171
MetroPCS Communications, Inc.†	2,143	21,302
Sprint Nextel Corp.†	39,854	225,972
		247,445
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	6,061	272,563
FMC Corp.	1,822	106,624
PPG Industries, Inc.	2,034	275,302
		654,489
Chemicals-Specialty — 0.4%
Eastman Chemical Co.	2,034	138,414
Ecolab, Inc.	12,521	900,260
International Flavors & Fragrances, Inc.	638	42,452
Sigma-Aldrich Corp.	926	68,135
		1,149,261
Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,135	174,586

1

Commercial Services — 0.7%
Iron Mountain, Inc.	55,583	1,725,852
Quanta Services, Inc.†	2,827	77,149
		1,803,001
Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	3,735	212,932
Equifax, Inc.	1,586	85,834
H&R Block, Inc.	1,583	29,396
Mastercard, Inc., Class A	7,178	3,526,408
Moody’s Corp.	2,572	129,423
Paychex, Inc.	2,446	76,169
Total System Services, Inc.	1,023	21,913
		4,082,075
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,937	68,473
Computer Services — 0.8%
Accenture PLC, Class A	5,505	366,083
Cognizant Technology Solutions Corp., Class A†	3,982	294,867
Computer Sciences Corp.	1,278	51,184
International Business Machines Corp.	7,326	1,403,295
		2,115,429
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,354	96,302
Computers — 8.5%
Apple, Inc.	43,262	23,059,944
Computers-Integrated Systems — 0.1%
Teradata Corp.†	2,243	138,819
Computers-Memory Devices — 1.7%
EMC Corp.†	124,898	3,159,919
NetApp, Inc.†	42,431	1,423,560
Seagate Technology PLC	4,456	135,819
		4,719,298
Consumer Products-Misc. — 0.1%
Clorox Co.	952	69,706
Kimberly-Clark Corp.	3,010	254,134
		323,840
Containers-Metal/Glass — 0.0%
Ball Corp.	2,041	91,335
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	575	19,239
Sealed Air Corp.	1,264	22,133
		41,372
Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	38,469	552,415
Colgate-Palmolive Co.	3,652	381,780
Estee Lauder Cos., Inc., Class A	9,497	568,490
Procter & Gamble Co.	36,899	2,505,073
		4,007,758
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	307	24,146
Fidelity National Information Services, Inc.	2,314	80,550
Fiserv, Inc.†	1,770	139,883
		244,579
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,148	45,472
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,112	122,909
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	5,079	496,421
Distribution/Wholesale — 0.1%
Fastenal Co.	3,577	167,010
Fossil, Inc.†	717	66,753
WW Grainger, Inc.	499	100,982
		334,745
Diversified Banking Institutions — 0.6%
Bank of America Corp.	142,962	1,658,359
Diversified Manufacturing Operations — 1.1%
3M Co.	4,813	446,887
Danaher Corp.	29,874	1,669,957
Dover Corp.	1,330	87,394
Eaton Corp. PLC	3,001	162,654
Illinois Tool Works, Inc.	5,655	343,881
Ingersoll-Rand PLC	2,154	103,306
Leggett & Platt, Inc.	1,874	51,010
Pentair, Ltd.	1,450	71,267
		2,936,356
E-Commerce/Products — 4.6%
Amazon.com, Inc.†	19,060	4,786,728
eBay, Inc.†	146,570	7,478,002
Netflix, Inc.†	737	68,379
		12,333,109
E-Commerce/Services — 0.5%
Expedia, Inc.	827	50,819
priceline.com, Inc.†	2,190	1,360,428
TripAdvisor, Inc.†	1,454	61,010
		1,472,257
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,322	228,893
Molex, Inc.	953	26,046
		254,939
Electronic Components-Misc. — 0.7%
TE Connectivity, Ltd.	52,153	1,935,919
Electronic Components-Semiconductors — 1.6%
Altera Corp.	2,296	79,074
Broadcom Corp., Class A	6,882	228,551
Intel Corp.	66,002	1,361,621
LSI Corp.†	7,340	51,967
Microchip Technology, Inc.	1,626	52,991
Micron Technology, Inc.†	5,804	36,856
Texas Instruments, Inc.	9,069	280,595
Xilinx, Inc.	58,804	2,111,064
		4,202,719
Electronic Connectors — 0.8%
Amphenol Corp., Class A	33,999	2,199,735

2

Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,566	247,407
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	24,465	1,001,597
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,345	254,081
Enterprise Software/Service — 2.3%
BMC Software, Inc.†	1,191	47,235
Oracle Corp.	184,061	6,132,913
		6,180,148
Entertainment Software — 0.4%
Activision Blizzard, Inc.	104,368	1,108,388
Filtration/Separation Products — 0.0%
Pall Corp.	781	47,063
Finance-Consumer Loans — 0.0%
SLM Corp.	6,130	105,007
Finance-Credit Card — 1.4%
American Express Co.	41,735	2,398,928
Discover Financial Services	6,695	258,092
Visa, Inc., Class A	6,915	1,048,176
		3,705,196
Finance-Other Services — 0.7%
CME Group, Inc.	20,906	1,060,143
IntercontinentalExchange, Inc.†	5,679	703,117
		1,763,260
Food-Confectionery — 0.1%
Hershey Co.	1,984	143,284
J.M. Smucker Co.	748	64,508
		207,792
Food-Misc./Diversified — 0.2%
Campbell Soup Co.	1,236	43,124
General Mills, Inc.	3,851	155,619
H.J. Heinz Co.	2,212	127,588
Kellogg Co.	1,739	97,123
McCormick & Co., Inc.	1,758	111,686
		535,140
Food-Retail — 0.1%
Whole Foods Market, Inc.	2,289	209,054
Gas-Distribution — 0.0%
Sempra Energy	1,492	105,842
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,139	106,235
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,815	84,960
Hotels/Motels — 0.5%
Marriott International, Inc., Class A	28,776	1,072,481
Starwood Hotels & Resorts Worldwide, Inc.	1,586	90,973
Wyndham Worldwide Corp.	1,861	99,024
		1,262,478
Human Resources — 0.0%
Robert Half International, Inc.	1,139	36,243
Industrial Automated/Robotic — 1.8%
FANUC Corp.(1)	21,800	4,054,011
Rockwell Automation, Inc.	9,038	759,102
		4,813,113
Industrial Gases — 0.9%
Airgas, Inc.	531	48,475
Praxair, Inc.	20,603	2,254,998
		2,303,473
Instruments-Controls — 0.8%
Honeywell International, Inc.	32,682	2,074,327
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,522	48,308
Thermo Fisher Scientific, Inc.	3,249	207,221
Waters Corp.†	704	61,333
		316,862
Insurance Brokers — 0.1%
Aon PLC	2,621	145,728
Marsh & McLennan Cos., Inc.	3,683	126,953
		272,681
Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	2,831	150,977
Prudential PLC(1)	137,781	1,922,497
		2,073,474
Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	17,314	461,072
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,049	101,910
Internet Security — 0.1%
Symantec Corp.†	5,614	105,599
VeriSign, Inc.†	2,059	79,931
		185,530
Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	2,730	170,980
BlackRock, Inc.	998	206,297
Franklin Resources, Inc.	1,830	230,031
Invesco, Ltd.	3,828	99,872
T. Rowe Price Group, Inc.	12,970	844,736
		1,551,916
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,408	57,587
Machinery-Farming — 0.1%
Deere & Co.	3,533	305,322
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	1,305	145,481
Machinery-Pumps — 0.0%
Flowserve Corp.	418	61,363
Xylem, Inc.	1,134	30,731
		92,094
Medical Information Systems — 0.1%
Cerner Corp.†	1,934	150,156
Medical Instruments — 0.6%
Boston Scientific Corp.†	7,831	44,872
Edwards Lifesciences Corp.†	1,531	138,050

3

Intuitive Surgical, Inc.†	2,198	1,077,833
Medtronic, Inc.	6,573	269,625
		1,530,380
Medical Products — 0.4%
Baxter International, Inc.	7,287	485,751
Becton, Dickinson and Co.	1,306	102,116
Covidien PLC	3,956	228,420
Stryker Corp.	2,070	113,477
Varian Medical Systems, Inc.†	958	67,290
Zimmer Holdings, Inc.	1,634	108,923
		1,105,977
Medical-Biomedical/Gene — 5.3%
Alexion Pharmaceuticals, Inc.†	2,577	241,748
Amgen, Inc.	10,178	878,565
Biogen Idec, Inc.†	3,138	460,250
Celgene Corp.†	96,188	7,571,919
Gilead Sciences, Inc.†	46,567	3,420,346
Life Technologies Corp.†	2,282	112,001
Vertex Pharmaceuticals, Inc.†	41,475	1,739,462
		14,424,291
Medical-Drugs — 4.5%
Abbott Laboratories	49,571	3,246,901
AbbVie, Inc.†	7,780	265,843
Allergan, Inc.	9,521	873,361
Bristol-Myers Squibb Co.	12,261	399,586
Eli Lilly & Co.	13,545	668,039
Johnson & Johnson	25,744	1,804,654
Merck & Co., Inc.	40,324	1,650,865
Pfizer, Inc.	57,618	1,445,060
Sanofi SA ADR	21,064	998,012
Shire PLC ADR	10,151	935,719
		12,288,040
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	5,406	148,557
Perrigo Co.	1,171	121,819
Teva Pharmaceutical Industries, Ltd. ADR	9,589	358,053
Watson Pharmaceuticals, Inc.†	1,695	145,770
		774,199
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	15,432	2,923,129
Metal-Diversified — 0.8%
Turquoise Hill Resources, Ltd.†	297,744	2,265,832
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,801	87,961
Multimedia — 3.3%
News Corp., Class A	234,669	5,993,446
Time Warner, Inc.	12,559	600,697
Viacom, Inc., Class B	29,301	1,545,335
Walt Disney Co.	16,454	819,245
		8,958,723
Networking Products — 0.2%
Cisco Systems, Inc.	33,099	650,395
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	3,381	251,242
Cabot Oil & Gas Corp.	1,670	83,066
Denbury Resources, Inc.†	5,133	83,155
EOG Resources, Inc.	3,593	433,998
EQT Corp.	913	53,849
Noble Energy, Inc.	2,360	240,106
Pioneer Natural Resources Co.	1,635	174,275
Range Resources Corp.	1,273	79,982
Southwestern Energy Co.†	2,410	80,518
		1,480,191
Oil Companies-Integrated — 1.1%
Exxon Mobil Corp.	32,657	2,826,463
Marathon Petroleum Corp.	2,070	130,410
		2,956,873
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	1,538	86,836
FMC Technologies, Inc.†	1,451	62,146
National Oilwell Varco, Inc.	6,054	413,791
		562,773
Oil Refining & Marketing — 0.0%
Tesoro Corp.	1,863	82,065
Oil-Field Services — 2.0%
Halliburton Co.	26,467	918,140
Schlumberger, Ltd.	64,540	4,471,977
		5,390,117
Pharmacy Services — 1.9%
Express Scripts Holding Co.†	94,822	5,120,388
Pipelines — 0.1%
Williams Cos., Inc.	4,379	143,368
Publishing-Books — 0.1%
McGraw-Hill Cos., Inc.	2,394	130,880
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,402	25,250
Quarrying — 0.0%
Vulcan Materials Co.	1,169	60,846
Real Estate Investment Trusts — 2.1%
American Tower Corp.	50,553	3,906,230
Apartment Investment & Management Co., Class A	1,023	27,682
AvalonBay Communities, Inc.	789	106,981
Boston Properties, Inc.	1,081	114,381
Equity Residential	2,262	128,188
HCP, Inc.	3,358	151,714
Health Care REIT, Inc.	3,444	211,083
Kimco Realty Corp.	2,866	55,371
Plum Creek Timber Co., Inc.	1,136	50,404
Public Storage	1,033	149,744
Simon Property Group, Inc.	2,585	408,663
Ventas, Inc.	2,627	170,019
Vornado Realty Trust	1,123	89,930
Weyerhaeuser Co.	4,525	125,885
		5,696,275
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	83,295	1,657,571

4

Retail-Apparel/Shoe — 2.8%
Gap, Inc.	3,943	122,391
Limited Brands, Inc.	88,551	4,167,210
Lululemon Athletica, Inc.†	7,491	571,039
PVH Corp.	13,782	1,529,940
Ross Stores, Inc.	2,950	159,742
Urban Outfitters, Inc.†	22,931	902,564
		7,452,886
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	490	173,671
O’Reilly Automotive, Inc.†	1,520	135,918
		309,589
Retail-Automobile — 0.0%
AutoNation, Inc.†	233	9,250
CarMax, Inc.†	1,882	70,650
		79,900
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,520	84,983
Retail-Building Products — 0.7%
Home Depot, Inc.	19,832	1,226,609
Lowe’s Cos., Inc.	14,918	529,888
		1,756,497
Retail-Discount — 1.7%
Costco Wholesale Corp.	28,135	2,778,894
Dollar General Corp.†	26,760	1,179,848
Dollar Tree, Inc.†	3,014	122,248
Family Dollar Stores, Inc.	7,685	487,306
		4,568,296
Retail-Jewelry — 1.1%
Cie Financiere Richemont SA, Class A(1)	38,181	3,053,085
Tiffany & Co.	775	44,439
		3,097,524
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	2,017	107,909
TJX Cos., Inc.	9,673	410,619
		518,528
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,426	97,453
Retail-Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†	5,472	1,627,701
McDonald’s Corp.	12,494	1,102,096
Starbucks Corp.	9,863	528,854
Yum! Brands, Inc.	14,734	978,338
		4,236,989
Security Services — 0.0%
ADT Corp.	1,850	86,007
Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	2,678	112,637
Linear Technology Corp.	2,056	70,521
QUALCOMM, Inc.	88,317	5,477,420
		5,660,578
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	15,886	181,736
KLA-Tencor Corp.	2,209	105,502
Lam Research Corp.†	1,341	48,450
Teradyne, Inc.†	2,492	42,090
		377,778
Steel-Producers — 0.0%
Nucor Corp.	2,022	87,310
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	3,103	42,015
Telecommunication Equipment — 0.0%
Harris Corp.	828	40,539
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	17,792	769,860
Television — 0.1%
CBS Corp., Class B	7,838	298,236
Tobacco — 1.3%
Altria Group, Inc.	15,311	481,072
Lorillard, Inc.	1,717	200,322
Philip Morris International, Inc.	34,520	2,887,253
Reynolds American, Inc.	2,021	83,730
		3,652,377
Tools-Hand Held — 0.0%
Snap-on, Inc.	772	60,980
Toys — 0.1%
Mattel, Inc.	4,551	166,658
Transport-Rail — 0.3%
Union Pacific Corp.	6,239	784,367
Transport-Services — 2.3%
C.H. Robinson Worldwide, Inc.	27,362	1,729,826
Expeditors International of Washington, Inc.	1,303	51,534
FedEx Corp.	9,798	898,672
United Parcel Service, Inc., Class B	46,934	3,460,444
		6,140,476
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	26,614	1,753,596
Web Hosting/Design — 0.6%
Equinix, Inc.†	8,059	1,661,766
Web Portals/ISP — 2.6%
Google, Inc., Class A†	9,564	6,784,415
Yahoo!, Inc.†	13,805	274,719
		7,059,134
Wireless Equipment — 2.5%
Crown Castle International Corp.†	93,905	6,776,185
Total Common Stock (cost $204,990,950)		261,285,671
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Growth Index Fund (cost $2,315,969)	31,502	2,385,962
Total Long-Term Investment Securities (cost $207,306,919)		263,671,633

5

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Commercial Paper — 1.6%
BNP Paribas Financial Services LLC 0.19% due 01/02/2013	$4,300,000	4,299,998
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/2013	1,564,000	1,564,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.06% due 03/14/2013(2)	55,000	54,995
Total Short-Term Investment Securities (cost $5,918,992)		5,918,993
REPURCHASE AGREEMENTS — 0.8%
Agreement with State Street Bank & Trust Co. bearing interest at 0.01% dated 12/31/2012 to be repurchased 01/02/2013 in the amount of $976,001 and collateralized by $745,000 of United States Treasury Bonds, bearing interest at 4.50% due 02/15/2036 and having approximate value of $996,903.	976,000	976,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	1,182,000	1,182,000
Total Repurchase Agreements (cost $2,158,000)		2,158,000
TOTAL INVESTMENTS (cost $215,383,911)(4)	100.2%	271,748,626
Liabilities in excess of other assets	(0.2)	(588,520)
NET ASSETS	100.0%	$271,160,106

†	Non-income producing security

(1)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $12,315,032 representing 4.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts

Number of			Expiration	Value at	Value as of December 31,	Unrealized Appreciation
Contracts	Type	Description	Month	Trade Date	2012	(Depreciation)
4	Long	S&P 500 Citigroup Growth Index	March 2013	$768,920	$758,800	$(10,120)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Apparel Manufacturers	$507,253	$1,153,145	$—	$1,660,398
Beverages-Wine/Spirits	1,502,528	1,049,462	—	2,551,990
Brewery	—	1,082,832	—	1,082,832
Computers	23,059,944	—	—	23,059,944
Industrial Automated/Robotic	759,102	4,054,011	—	4,813,113
Insurance-Life/Health	150,977	1,922,497	—	2,073,474
Medical-Biomedical/Gene	14,424,291	—	—	14,424,291
Retail-Jewelry	44,439	3,053,085	—	3,097,524
Other Industries*	208,522,105	—	—	208,522,105
Exchange-Traded Funds	2,385,962	—	—	2,385,962
Short-Term Investment Securities:
Commercial Paper	—	4,299,998	—	4,299,998
Time Deposits	—	1,564,000	—	1,564,000
U.S. Government Treasuries	—	54,995	—	54,995
Repurchase Agreements	—	2,158,000	—	2,158,000
Total	$251,356,601	$20,392,025	$—	$271,748,626
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$10,120	$—	$—	$10,120

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $12,315,032 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities.  There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

6

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,539	$50,020
Omnicom Group, Inc.	2,243	112,060
WPP PLC†(4)	23,668	344,068
		506,148
Aerospace/Defense — 1.3%
Boeing Co.	13,300	1,002,288
General Dynamics Corp.	6,126	424,348
Lockheed Martin Corp.	8,927	823,873
Northrop Grumman Corp.	4,530	306,137
Raytheon Co.	6,089	350,483
Rockwell Collins, Inc.	1,346	78,297
Spirit Aerosystems Holdings, Inc., Class A†	110,100	1,868,397
		4,853,823
Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	41,164	3,375,860
Agricultural Chemicals — 0.5%
Mosaic Co.	32,700	1,851,801
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	50,556	1,384,729
Airlines — 0.2%
United Continental Holdings, Inc.†	37,600	879,088
Appliances — 0.3%
Whirlpool Corp.	9,537	970,390
Applications Software — 1.3%
Citrix Systems, Inc.†	1,447	95,140
Microsoft Corp.	171,416	4,581,950
		4,677,090
Athletic Footwear — 0.1%
NIKE, Inc., Class B	8,487	437,929
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,252	55,889
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	119,773	1,551,060
General Motors Co.†	41,400	1,193,562
		2,744,622
Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	33,921	1,041,375
Banks-Commercial — 0.7%
BB&T Corp.	65,314	1,901,290
First Horizon National Corp.	2,326	23,051
M&T Bank Corp.	763	75,133
Regions Financial Corp.	66,162	471,073
		2,470,547
Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	39,869	1,024,633
Northern Trust Corp.	26,528	1,330,645
State Street Corp.	8,579	403,299
		2,758,577
Banks-Super Regional — 5.3%
Capital One Financial Corp.	25,436	1,473,508
Comerica, Inc.	1,932	58,617
Fifth Third Bancorp	16,565	251,622
KeyCorp	8,444	71,098
PNC Financial Services Group, Inc.	75,262	4,388,527
SunTrust Banks, Inc.	47,645	1,350,736
US Bancorp	61,300	1,957,922
Wells Fargo & Co.	278,064	9,504,228
		19,056,258
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	6,400	511,872
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	1,992	63,206
PepsiCo, Inc.	15,100	1,033,293
		1,096,499
Beverages-Wine/Spirits — 0.1%
Beam, Inc.	2,937	179,421
Brewery — 0.5%
Anheuser-Busch InBev NV ADR	17,870	1,562,017
Molson Coors Brewing Co., Class B	2,877	123,107
		1,685,124
Building & Construction Products-Misc. — 0.1%
USG Corp.†	15,200	426,664
Building Products-Cement — 0.4%
CRH PLC ADR	77,600	1,578,384
Building Products-Wood — 0.2%
Masco Corp.	37,700	628,082
Cable/Satellite TV — 0.8%
Cablevision Systems Corp., Class A	36,783	549,538
Comcast Corp., Class A	58,800	2,197,944
		2,747,482
Casino Services — 0.0%
International Game Technology	4,912	69,603
Cellular Telecom — 0.5%
Comverse, Inc.†	4	114
MetroPCS Communications, Inc.†	2,865	28,478
Vodafone Group PLC(4)	147,115	369,975
Vodafone Group PLC ADR	60,500	1,523,995
		1,922,562
Chemicals-Diversified — 1.2%
Air Products & Chemicals, Inc.	3,929	330,114
Dow Chemical Co.	78,035	2,522,091
E.I. du Pont de Nemours & Co.	21,678	974,860
LyondellBasell Industries NV, Class A	7,007	400,030
		4,227,095
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	617	41,055
Sigma-Aldrich Corp.	933	68,650
		109,705
Coal — 0.3%
CONSOL Energy, Inc.	30,204	969,548
Peabody Energy Corp.	4,954	131,826
		1,101,374
Commercial Services — 0.0%
Iron Mountain, Inc.	1,509	46,854
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	3,763	214,529
H&R Block, Inc.	2,804	52,070

1

Paychex, Inc.	2,567	79,936
Total System Services, Inc.	1,542	33,030
Western Union Co.	11,011	149,860
		529,425
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,452	51,328
Computer Services — 0.9%
Accenture PLC, Class A	4,125	274,313
Computer Sciences Corp.	26,790	1,072,939
International Business Machines Corp.	9,410	1,802,485
		3,149,737
Computers — 1.2%
Apple, Inc.	2,300	1,225,969
Dell, Inc.	110,235	1,116,680
Hewlett-Packard Co.	126,191	1,798,222
		4,140,871
Computers-Memory Devices — 0.3%
NetApp, Inc.†	23,547	790,002
SanDisk Corp.†	4,463	194,408
Western Digital Corp.	4,047	171,957
		1,156,367
Consulting Services — 0.0%
SAIC, Inc.	5,237	59,283
Consumer Products-Misc. — 0.4%
Clorox Co.	17,584	1,287,501
Kimberly-Clark Corp.	3,033	256,076
		1,543,577
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	3,037	64,597
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,106	37,007
Sealed Air Corp.	1,831	32,061
		69,068
Cosmetics & Toiletries — 0.9%
Avon Products, Inc.	56,477	811,010
Colgate-Palmolive Co.	3,115	325,642
Estee Lauder Cos., Inc., Class A	1,728	103,438
Procter & Gamble Co.	30,238	2,052,858
		3,292,948
Cruise Lines — 0.3%
Carnival Corp.	25,730	946,092
Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	395	31,067
Fidelity National Information Services, Inc.	1,380	48,038
		79,105
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,022	40,482
Patterson Cos., Inc.	1,544	52,851
		93,333
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	509	49,750
Distribution/Wholesale — 0.2%
Genuine Parts Co.	12,463	792,397
WW Grainger, Inc.	408	82,567
		874,964
Diversified Banking Institutions — 6.7%
Bank of America Corp.	129,499	1,502,189
Citigroup, Inc.	153,827	6,085,396
Credit Suisse Group AG ADR	70,950	1,742,532
Goldman Sachs Group, Inc.	20,454	2,609,112
JPMorgan Chase & Co.	267,427	11,758,765
Morgan Stanley	25,509	487,732
		24,185,726
Diversified Manufacturing Operations — 5.6%
3M Co.	22,952	2,131,093
Danaher Corp.	4,296	240,146
Dover Corp.	1,454	95,542
Eaton Corp PLC	50,939	2,760,894
General Electric Co.	515,402	10,818,288
Illinois Tool Works, Inc.	25,000	1,520,250
Ingersoll-Rand PLC	42,520	2,039,259
Parker Hannifin Corp.	2,754	234,255
Pentair, Ltd.	1,863	91,567
Textron, Inc.	5,202	128,958
		20,060,252
Diversified Operations — 0.0%
Leucadia National Corp.	3,657	87,000
E-Commerce/Services — 0.0%
Expedia, Inc.	567	34,842
Electric Products-Misc. — 0.5%
Emerson Electric Co.	33,851	1,792,749
Molex, Inc.	1,224	33,452
		1,826,201
Electric-Generation — 0.1%
AES Corp.	42,397	453,648
Electric-Integrated — 4.2%
Ameren Corp.	4,478	137,564
American Electric Power Co., Inc.	8,957	382,285
CMS Energy Corp.	4,871	118,755
Consolidated Edison, Inc.	5,406	300,249
Dominion Resources, Inc.	10,606	549,391
DTE Energy Co.	3,176	190,719
Duke Energy Corp.	37,480	2,391,224
Edison International	32,714	1,478,346
Entergy Corp.	39,631	2,526,476
Exelon Corp.	50,968	1,515,788
FirstEnergy Corp.	18,719	781,705
Integrys Energy Group, Inc.	1,438	75,092
NextEra Energy, Inc.	7,811	540,443
Northeast Utilities	5,795	226,469
Pepco Holdings, Inc.	4,235	83,048
PG&E Corp.	7,936	318,869
Pinnacle West Capital Corp.	2,025	103,235
PPL Corp.	29,437	842,781
Public Service Enterprise Group, Inc.	9,338	285,743
SCANA Corp.	2,433	111,042

2

Southern Co.	16,134	690,697
TECO Energy, Inc.	15,958	267,456
Wisconsin Energy Corp.	4,247	156,502
Xcel Energy, Inc.	38,000	1,014,980
		15,088,859
Electronic Components-Misc. — 0.7%
Garmin, Ltd.	2,015	82,252
Jabil Circuit, Inc.	3,453	66,608
Koninklijke Philips Electronics NV	84,100	2,232,014
TE Connectivity, Ltd.	4,290	159,245
		2,540,119
Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	11,170	26,808
Altera Corp.	2,722	93,746
First Solar, Inc.†	7,008	216,407
Intel Corp.	86,000	1,774,180
Microchip Technology, Inc.	1,329	43,312
Micron Technology, Inc.†	10,706	67,983
NVIDIA Corp.	11,533	141,740
Texas Instruments, Inc.	32,068	992,184
Xilinx, Inc.	37,930	1,361,687
		4,718,047
Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	11,600	474,904
FLIR Systems, Inc.	2,769	61,776
		536,680
Electronic Security Devices — 0.3%
Tyco International, Ltd.	30,146	881,770
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,736	133,012
Engineering/R&D Services — 0.1%
Fluor Corp.	3,073	180,508
Jacobs Engineering Group, Inc.†	2,401	102,211
		282,719
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	973	38,589
CA, Inc.	18,688	410,762
		449,351
Entertainment Software — 0.0%
Electronic Arts, Inc.†	5,632	81,833
Filtration/Separation Products — 0.0%
Pall Corp.	964	58,091
Finance-Consumer Loans — 0.2%
SLM Corp.	50,700	868,491
Finance-Credit Card — 0.5%
American Express Co.	32,100	1,845,108
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	20,240	290,647
E*TRADE Financial Corp.†	4,752	42,530
		333,177
Finance-Other Services — 0.2%
CME Group, Inc.	5,661	287,069
IntercontinentalExchange, Inc.†	483	59,800
NASDAQ OMX Group, Inc.	2,161	54,047
NYSE Euronext	4,485	141,457
		542,373
Food-Confectionery — 0.0%
J.M. Smucker Co.	961	82,877
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,419	56,448
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,475	77,245
Tyson Foods, Inc., Class A	5,298	102,781
		180,026
Food-Misc./Diversified — 1.6%
Campbell Soup Co.	31,288	1,091,638
ConAgra Foods, Inc.	26,422	779,449
General Mills, Inc.	46,450	1,877,045
H.J. Heinz Co.	2,841	163,869
Kellogg Co.	2,145	119,798
Kraft Foods Group, Inc.	10,934	497,169
McCormick & Co., Inc.	9,000	571,770
Mondelez International, Inc., Class A	32,801	835,441
		5,936,179
Food-Retail — 0.1%
Kroger Co.	9,484	246,774
Safeway, Inc.	4,422	79,994
		326,768
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	10,849	343,479
Gas-Distribution — 0.5%
AGL Resources, Inc.	2,174	86,895
CenterPoint Energy, Inc.	7,890	151,883
NiSource, Inc.	55,317	1,376,840
Sempra Energy	2,076	147,271
		1,762,889
Gold Mining — 0.4%
Barrick Gold Corp.	18,200	637,182
Newmont Mining Corp.	16,563	769,186
		1,406,368
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	76,900	1,712,563
Hotels/Motels — 0.0%
Marriott International, Inc., Class A	1,953	72,788
Starwood Hotels & Resorts Worldwide, Inc.	1,411	80,935
		153,723
Human Resources — 0.0%
Robert Half International, Inc.	1,013	32,234
Independent Power Producers — 0.0%
NRG Energy, Inc.	5,949	136,768
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	900	75,591
Industrial Gases — 0.1%
Airgas, Inc.	558	50,940

3

Praxair, Inc.	2,358	258,083
		309,023
Instruments-Controls — 0.5%
Honeywell International, Inc.	28,419	1,803,754
Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.	27,028	1,723,846
Waters Corp.†	626	54,537
		1,778,383
Insurance Brokers — 1.2%
Aon PLC	2,235	124,266
Marsh & McLennan Cos., Inc.	100,274	3,456,445
Willis Group Holdings PLC	16,600	556,598
		4,137,309
Insurance-Life/Health — 1.0%
Aflac, Inc.	8,655	459,753
Lincoln National Corp.	28,452	736,907
Principal Financial Group, Inc.	46,544	1,327,435
Prudential Financial, Inc.	4,625	246,651
Sun Life Financial, Inc.	18,600	493,458
Torchmark Corp.	1,752	90,526
Unum Group	5,078	105,724
		3,460,454
Insurance-Multi-line — 1.9%
ACE, Ltd.	25,122	2,004,735
Allstate Corp.	42,692	1,714,938
American International Group, Inc.†(1)	27,249	961,890
Assurant, Inc.	1,453	50,419
Cincinnati Financial Corp.	2,703	105,849
Genworth Financial, Inc., Class A†	9,078	68,176
Hartford Financial Services Group, Inc.	8,053	180,709
Loews Corp.	15,939	649,514
MetLife, Inc.	20,138	663,346
XL Group PLC	20,148	504,909
		6,904,485
Insurance-Property/Casualty — 0.5%
Chubb Corp.	12,035	906,476
Progressive Corp.	10,269	216,676
Travelers Cos., Inc.	7,041	505,685
		1,628,837
Insurance-Reinsurance — 0.8%
Berkshire Hathaway, Inc., Class B†	33,668	3,020,020
Internet Security — 0.0%
Symantec Corp.†	4,995	93,956
Investment Management/Advisor Services — 1.3%
BlackRock, Inc.	9,626	1,989,790
Invesco, Ltd.	72,519	1,892,021
Legg Mason, Inc.	33,364	858,122
Och-Ziff Capital Management Group LLC	6,000	57,000
		4,796,933
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	12,070	1,081,231
Joy Global, Inc.	1,954	124,626
		1,205,857
Machinery-Farming — 0.1%
Deere & Co.	2,313	199,889
Machinery-Pumps — 0.1%
Flowserve Corp.	341	50,059
Xylem, Inc.	13,152	356,419
		406,478
Medical Instruments — 0.2%
Boston Scientific Corp.†	14,445	82,770
Medtronic, Inc.	9,520	390,511
St. Jude Medical, Inc.	5,688	205,564
		678,845
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	1,746	151,239
Quest Diagnostics, Inc.	13,834	806,107
		957,346
Medical Products — 1.1%
Baxter International, Inc.	23,050	1,536,513
Becton, Dickinson and Co.	1,818	142,149
CareFusion Corp.†	4,096	117,064
Covidien PLC	31,733	1,832,263
Hospira, Inc.†	3,050	95,282
Stryker Corp.	2,453	134,474
Varian Medical Systems, Inc.†	687	48,255
Zimmer Holdings, Inc.	929	61,927
		3,967,927
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	26,650	2,300,428
Vertex Pharmaceuticals, Inc.†	21,200	889,128
		3,189,556
Medical-Drugs — 3.9%
Abbott Laboratories	10,795	707,073
Allergan, Inc.	2,043	187,404
Bristol-Myers Squibb Co.	43,006	1,401,566
Forest Laboratories, Inc.†	4,321	152,618
Johnson & Johnson	46,841	3,283,554
Merck & Co., Inc.	84,592	3,463,196
Pfizer, Inc.	117,085	2,936,492
Roche Holding AG ADR	36,500	1,843,250
		13,975,153
Medical-Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	39,900	1,489,866
Medical-HMO — 0.6%
Aetna, Inc.	6,176	285,949
Cigna Corp.	5,277	282,108
Coventry Health Care, Inc.	2,483	111,313
Humana, Inc.	2,920	200,400
UnitedHealth Group, Inc.	18,854	1,022,641
WellPoint, Inc.	5,605	341,456
		2,243,867
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,965	63,804

4

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	4,346	187,660
Cardinal Health, Inc.	6,271	258,240
McKesson Corp.	4,357	422,455
		868,355
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,182	223,894
Metal-Aluminum — 0.1%
Alcoa, Inc.	19,698	170,979
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	17,522	599,252
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	13,130	506,293
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,670	81,563
Multimedia — 1.8%
Thomson Reuters Corp.	57,300	1,665,138
Time Warner, Inc.	61,000	2,917,630
Viacom, Inc., Class B	3,752	197,881
Walt Disney Co.	32,113	1,598,906
		6,379,555
Networking Products — 1.5%
Cisco Systems, Inc.	280,288	5,507,659
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	5,520	161,902
Waste Management, Inc.	8,049	271,573
		433,475
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,705	39,421
Xerox Corp.	23,324	159,070
		198,491
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	10,338	361,003
Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.	15,083	1,025,041
Ensco PLC, Class A	4,287	254,133
Helmerich & Payne, Inc.	1,951	109,276
Nabors Industries, Ltd.†	5,360	77,452
Noble Corp.	40,565	1,412,473
Rowan Cos. PLC, Class A†	2,292	71,671
		2,950,046
Oil Companies-Exploration & Production — 2.2%
Anadarko Petroleum Corp.	20,420	1,517,410
Apache Corp.	20,222	1,587,427
Cabot Oil & Gas Corp.	1,549	77,047
Chesapeake Energy Corp.	9,569	159,037
Devon Energy Corp.	6,952	361,782
EQT Corp.	1,491	87,939
Newfield Exploration Co.†	2,496	66,843
Occidental Petroleum Corp.	31,004	2,375,216
QEP Resources, Inc.	3,288	99,528
Range Resources Corp.	1,231	77,344
Southwestern Energy Co.†	43,046	1,438,167
WPX Energy, Inc.†	3,677	54,714
		7,902,454
Oil Companies-Integrated — 8.2%
BP PLC ADR	16,204	674,734
Chevron Corp.	97,943	10,591,556
ConocoPhillips	31,006	1,798,038
Exxon Mobil Corp.	69,023	5,973,941
Hess Corp.	47,885	2,535,990
Marathon Oil Corp.	58,439	1,791,740
Marathon Petroleum Corp.	3,381	213,003
Murphy Oil Corp.	26,208	1,560,686
Petroleo Brasileiro SA ADR	87,300	1,699,731
Phillips 66	11,551	613,358
Royal Dutch Shell PLC ADR, Class A	29,100	2,006,445
		29,459,222
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	2,413	136,238
FMC Technologies, Inc.†	2,369	101,464
National Oilwell Varco, Inc.	7,880	538,598
		776,300
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	10,217	348,604
Oil-Field Services — 1.1%
Baker Hughes, Inc.	8,115	331,417
Halliburton Co.	50,763	1,760,968
Schlumberger, Ltd.	25,756	1,784,633
		3,877,018
Paper & Related Products — 1.4%
International Paper Co.	105,894	4,218,817
MeadWestvaco Corp.	23,826	759,335
		4,978,152
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	6,932	374,328
Pipelines — 0.4%
Kinder Morgan, Inc.	11,672	412,372
ONEOK, Inc.	3,777	161,467
Spectra Energy Corp.	27,864	762,916
Williams Cos., Inc.	6,343	207,670
		1,544,425
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	10,525	466,784
Publishing-Books — 0.3%
McGraw-Hill Cos., Inc.	21,494	1,175,077
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	2,290	41,243
New York Times Co., Class A†	34,300	292,579
Washington Post Co., Class B	83	30,312
		364,134
Quarrying — 0.3%
Vulcan Materials Co.	19,965	1,039,178
Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co., Class A	1,263	34,177
AvalonBay Communities, Inc.	1,013	137,353

5

Boston Properties, Inc.	1,281	135,543
Equity Residential	2,791	158,166
HCP, Inc.	3,671	165,856
Host Hotels & Resorts, Inc.	13,377	209,617
Kimco Realty Corp.	3,536	68,315
Plum Creek Timber Co., Inc.	1,402	62,207
Prologis, Inc.	8,507	310,420
Public Storage	1,224	177,431
Simon Property Group, Inc.	2,113	334,044
Ventas, Inc.	1,800	116,496
Vornado Realty Trust	1,563	125,165
Weyerhaeuser Co.	36,455	1,014,178
		3,048,968
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,227	44,317
Retail-Apparel/Shoe — 0.0%
Abercrombie & Fitch Co., Class A	1,469	70,468
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	5,000	1,772,150
Retail-Automobile — 0.0%
AutoNation, Inc.†	396	15,721
CarMax, Inc.†	1,605	60,252
		75,973
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	2,115	118,250
Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	45,150	1,603,728
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,237	56,126
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	4,930	58,420
Retail-Discount — 0.9%
Big Lots, Inc.†	1,069	30,424
Costco Wholesale Corp.	4,549	449,304
Dollar General Corp.†	1,599	70,500
Target Corp.	12,012	710,750
Wal-Mart Stores, Inc.	30,873	2,106,465
		3,367,443
Retail-Drug Store — 0.5%
CVS Caremark Corp.	23,011	1,112,582
Walgreen Co.	15,857	586,867
		1,699,449
Retail-Jewelry — 0.1%
Tiffany & Co.	3,222	184,749
Retail-Major Department Stores — 0.4%
J.C. Penney Co., Inc.	2,630	51,837
Nordstrom, Inc.	26,550	1,420,425
		1,472,262
Retail-Office Supplies — 0.2%
Staples, Inc.	76,538	872,533
Retail-Regional Department Stores — 1.0%
Kohl’s Corp.	57,656	2,478,055
Macy’s, Inc.	26,496	1,033,874
		3,511,929
Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	186	55,327
Darden Restaurants, Inc.	2,374	106,996
McDonald’s Corp.	8,895	784,628
Yum! Brands, Inc.	2,919	193,822
		1,140,773
Rubber-Tires — 0.5%
Goodyear Tire & Rubber Co.†	120,271	1,660,942
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	8,774	71,333
People’s United Financial, Inc.	6,416	77,569
		148,902
Schools — 0.0%
Apollo Group, Inc., Class A†	1,847	38,639
Security Services — 0.0%
ADT Corp.	1,716	79,777
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	22,536	947,864
Linear Technology Corp.	1,409	48,329
Maxim Integrated Products, Inc.	44,800	1,317,120
		2,313,313
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	61,900	708,136
Lam Research Corp.†	1,297	46,861
		754,997
Steel-Producers — 0.7%
Nucor Corp.	31,349	1,353,650
Steel Dynamics, Inc.	87,050	1,195,196
United States Steel Corp.	2,663	63,566
		2,612,412
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,981	60,143
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	95,977	1,211,230
Telecommunication Equipment — 0.4%
Harris Corp.	24,443	1,196,729
Juniper Networks, Inc.†	9,516	187,180
		1,383,909
Telephone-Integrated — 3.3%
AT&T, Inc.	236,507	7,972,651
CenturyLink, Inc.	27,342	1,069,619
Frontier Communications Corp.	18,429	78,876
Telefonica SA(4)	22,670	307,830
Verizon Communications, Inc.	52,761	2,282,969
Windstream Corp.	10,855	89,879
		11,801,824
Television — 0.3%
CBS Corp., Class B	30,450	1,158,622
Tobacco — 0.6%
Altria Group, Inc.	16,073	505,014
Imperial Tobacco Group PLC ADR	21,300	1,650,537

6

Reynolds American, Inc.	3,171	131,374
		2,286,925
Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	20,415	1,510,098
Toys — 0.5%
Hasbro, Inc.	14,434	518,181
Mattel, Inc.	34,200	1,252,404
		1,770,585
Transport-Rail — 0.6%
CSX Corp.	19,037	375,600
Norfolk Southern Corp.	26,133	1,616,065
		1,991,665
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	1,458	92,175
Expeditors International of Washington, Inc.	2,044	80,840
FedEx Corp.	5,392	494,554
Ryder System, Inc.	943	47,084
United Parcel Service, Inc., Class B	22,171	1,634,668
		2,349,321
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,761	116,032
Web Portals/ISP — 0.4%
Google, Inc., Class A†	2,100	1,489,677
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	5,177	288,255
Nokia OYJ ADR	69,300	273,735
		561,990
Total Common Stock (cost $315,803,327)		348,005,028
CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75% (cost $775,085)	15,500	684,015
EXCHANGE-TRADED FUNDS — 0.8%
iShares S&P 500 Value Index Fund (cost $3,018,555)	46,125	3,062,239
Total Long-Term Investment Securities (cost $319,596,967)		351,751,282

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Company — 1.7%
T. Rowe Price Reserve Investment Fund	6,187,731	6,187,731
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 03/14/2013(3)	$55,000	54,995
Total Short-Term Investment Securities (cost $6,242,725)		6,242,726
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(2)	470,000	470,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	435,000	435,000
BNP Paribas SA Joint Repurchase Agreement(2)	435,000	435,000
Deutsche Bank AG Joint Repurchase Agreement(2)	170,000	170,000
Royal Bank of Scotland Joint Repurchase Agreement(2)	590,000	590,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	1,658,000	1,658,000
UBS Securities LLC Joint Repurchase Agreement(2)	540,000	540,000
Total Repurchase Agreements (cost $4,298,000)		4,298,000
TOTAL INVESTMENTS (cost $330,137,692)(5)	100.2%	362,292,008
Liabilities in excess of other assets	(0.2)	(781,761)
NET ASSETS	100.0%	$361,510,247

†	Non-income producing security
(1)	Security represents an investment in an affliated company; see Note 3
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $1,021,873 representing 0.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(5)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Future Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2012	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2013	$663,470	$654,000	$(9,470)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Advertising Agencies	$162,080	$344,068	$—	$506,148
Banks-Super Regional	19,056,258	—	—	19,056,258
Cellular Telecom	1,552,587	369,975	—	1,922,562
Diversified Banking Institutions	24,185,726	—	—	24,185,726
Diversified Manufacturing Operations	20,060,252	—	—	20,060,252
Oil Companies-Integrated	29,459,222	—	—	29,459,222
Telephone-Integrated	11,493,994	307,830	—	11,801,824
Other Industries*	241,013,036	—	—	241,013,036
Convertible Preferred Stock	684,015	—	—	684,015
Exchange-Traded Funds	3,062,239	—	—	3,062,239
Short-Term Investment Securities:
Registered Investment Companies	6,187,731	—	—	6,187,731
U.S. Government Treasuries	—	54,995	—	54,995
Repurchase Agreements	—	4,298,000	—	4,298,000
Total	$356,917,140	$5,374,868	$—	$362,292,008
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$9,470	$—	$—	$9,470

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.5%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	6,537	$72,038
Omnicom Group, Inc.	10,282	513,688
		585,726
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	406	2,850
Lamar Advertising Co., Class A†	1,093	42,354
		45,204
Aerospace/Defense — 0.4%
Rockwell Collins, Inc.	2,384	138,677
Spirit Aerosystems Holdings, Inc., Class A†	443	7,518
TransDigm Group, Inc.	1,640	223,630
		369,825
Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc.†	1,609	79,484
Triumph Group, Inc.	1,579	103,109
		182,593
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,040	211,287
Intrepid Potash, Inc.	422	8,984
		220,271
Airlines — 1.0%
Alaska Air Group, Inc.†	1,900	81,871
Copa Holdings SA, Class A	2,440	242,658
Delta Air Lines, Inc.†	8,925	105,940
Southwest Airlines Co.	13,848	141,803
Spirit Airlines, Inc.†	20,180	357,590
United Continental Holdings, Inc.†	5,459	127,631
		1,057,493
Apparel Manufacturers — 1.3%
Carter’s, Inc.†	795	44,242
Hanesbrands, Inc.†	15,379	550,876
Michael Kors Holdings, Ltd.†	6,390	326,081
Ralph Lauren Corp.	1,013	151,869
Under Armour, Inc., Class A†	1,277	61,973
VF Corp.	1,441	217,548
		1,352,589
Appliances — 0.3%
Whirlpool Corp.	3,520	358,160
Applications Software — 2.8%
Check Point Software Technologies, Ltd.†	3,300	157,212
Citrix Systems, Inc.†	4,661	306,461
Compuware Corp.†	190	2,065
Intuit, Inc.	8,428	501,466
NetSuite, Inc.†	516	34,727
Nuance Communications, Inc.†	14,372	320,783
Red Hat, Inc.†	7,870	416,795
Salesforce.com, Inc.†	3,820	642,142
ServiceNow, Inc.†	17,553	527,117
		2,908,768
Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	1,500	31,335
Sotheby’s	4,100	137,842
		169,177
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	1,163	39,391
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,725	123,197
Auto/Truck Parts & Equipment-Original — 1.6%
Allison Transmission Holdings, Inc.	17,729	362,026
BorgWarner, Inc.†	1,884	134,932
Delphi Automotive PLC†	5,396	206,397
Tenneco, Inc.†	11,070	388,668
TRW Automotive Holdings Corp.†	2,900	155,469
Visteon Corp.†	51	2,745
WABCO Holdings, Inc.†	5,518	359,718
		1,609,955
Banks-Commercial — 0.5%
First Horizon National Corp.	5,154	51,076
M&T Bank Corp.	3,010	296,395
Signature Bank†	137	9,773
SVB Financial Group†	1,100	61,567
TCF Financial Corp.	3,900	47,385
Zions Bancorporation	2,200	47,080
		513,276
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	70,224
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,200	63,798
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	360	11,423
Dr Pepper Snapple Group, Inc.	7,582	334,973
Monster Beverage Corp.†	2,370	125,325
		471,721
Beverages-Wine/Spirits — 0.7%
Beam, Inc.	1,500	91,635
Brown-Forman Corp., Class B	4,474	282,981
Constellation Brands, Inc., Class A†	9,500	336,205
		710,821
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	3,927	249,286
Discovery Communications, Inc., Class C†	4,700	274,950
Liberty Media Corp. - Liberty Capital, Class A†	116	13,457
Scripps Networks Interactive, Inc., Class A	1,396	80,856
		618,549
Building & Construction Products-Misc. — 0.8%
Armstrong World Industries, Inc.	348	17,654
Fortune Brands Home & Security, Inc.†	3,233	94,468
Louisiana-Pacific Corp.†	18,672	360,743
Owens Corning†	10,190	376,928
		849,793
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	838	44,012

1

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	384	36,204
Building Products-Wood — 0.1%
Masco Corp.	5,870	97,794
Building-Heavy Construction — 0.2%
Chicago Bridge & Iron Co. NV	4,712	218,401
Building-Maintance & Services — 0.0%
Rollins, Inc.	1,050	23,142
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	50	1,872
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	334	6,607
NVR, Inc.†	74	68,080
Standard Pacific Corp.†	23,870	175,444
Toll Brothers, Inc.†	2,600	84,058
		334,189
Cable/Satellite TV — 0.6%
Cablevision Systems Corp., Class A	367	5,483
Charter Communications, Inc., Class A†	3,002	228,872
DISH Network Corp., Class A	2,622	95,441
Liberty Global, Inc., Class A†	4,312	271,613
		601,409
Casino Hotels — 0.3%
Wynn Resorts, Ltd.	2,910	327,346
Casino Services — 0.1%
Bally Technologies, Inc.†	673	30,090
International Game Technology	2,433	34,475
		64,565
Cellular Telecom — 0.0%
Comverse, Inc.†	40	1,141
Chemicals-Diversified — 1.4%
Air Products & Chemicals, Inc.	600	50,412
Celanese Corp., Series A	6,871	305,966
FMC Corp.	2,254	131,904
PPG Industries, Inc.	4,003	541,806
Rockwood Holdings, Inc.	4,440	219,602
Sociedad Quimica y Minera de Chile SA ADR	2,500	144,100
Westlake Chemical Corp.	76	6,027
		1,399,817
Chemicals-Specialty — 0.9%
Albemarle Corp.	1,827	113,493
Eastman Chemical Co.	2,058	140,047
International Flavors & Fragrances, Inc.	1,333	88,698
Methanex Corp.	9,560	304,677
NewMarket Corp.	144	37,757
Sigma-Aldrich Corp.	2,787	205,067
WR Grace & Co.†	1,121	75,365
		965,104
Coal — 0.5%
Peabody Energy Corp.	15,410	410,060
Walter Energy, Inc.	1,500	53,820
		463,880
Coatings/Paint — 0.6%
RPM International, Inc.	841	24,692
Sherwin-Williams Co.	3,228	496,531
Valspar Corp.	1,531	95,534
		616,757
Coffee — 0.1%
Green Mountain Coffee Roasters, Inc.†	1,914	79,163
Commercial Services — 0.5%
CoStar Group, Inc.†	2,602	232,541
HMS Holdings Corp.†	2,300	59,616
Iron Mountain, Inc.	2,550	79,178
Quanta Services, Inc.†	3,000	81,870
Weight Watchers International, Inc.	2,037	106,657
		559,862
Commercial Services-Finance — 1.6%
Alliance Data Systems Corp.†	1,628	235,669
Equifax, Inc.	1,781	96,388
FleetCor Technologies, Inc.†	800	42,920
Global Payments, Inc.	1,291	58,482
H&R Block, Inc.	2,828	52,516
Lender Processing Services, Inc.	1,389	34,197
Moody’s Corp.	7,525	378,658
Morningstar, Inc.	395	24,818
Paychex, Inc.	7,216	224,706
SEI Investments Co.	2,257	52,679
Total System Services, Inc.	2,286	48,966
Vantiv, Inc., Class A†	7,248	148,004
Western Union Co.	18,276	248,737
		1,646,740
Communications Software — 0.1%
SolarWinds, Inc.†	1,013	53,132
Computer Aided Design — 0.6%
ANSYS, Inc.†	4,031	271,447
Autodesk, Inc.†	9,099	321,650
		593,097
Computer Data Security — 0.1%
Fortinet, Inc.†	5,747	121,089
Computer Services — 0.8%
DST Systems, Inc.	88	5,333
IHS, Inc., Class A†	8,128	780,288
		785,621
Computer Software — 0.6%
Akamai Technologies, Inc.†	14,592	596,959
Computers-Integrated Systems — 1.3%
Diebold, Inc.	81	2,480
Jack Henry & Associates, Inc.	1,435	56,338
MICROS Systems, Inc.†	11,821	501,683
NCR Corp.†	2,611	66,528
Riverbed Technology, Inc.†	2,674	52,731
Teradata Corp.†	9,952	615,930
		1,295,690
Computers-Memory Devices — 0.4%
Fusion-io, Inc.†	1,109	25,429
NetApp, Inc.†	7,604	255,114
SanDisk Corp.†	1,500	65,340

2

Western Digital Corp.	1,479	62,843
		408,726
Computers-Periphery Equipment — 0.0%
Stratasys, Ltd.†	210	16,832
Consulting Services — 0.8%
Gartner, Inc.†	5,733	263,833
Genpact, Ltd.	18,741	290,485
SAIC, Inc.	1,653	18,712
Verisk Analytics, Inc., Class A†	4,285	218,535
		791,565
Consumer Products-Misc. — 0.8%
Clorox Co.	1,733	126,890
Jarden Corp.	300	15,510
Samsonite International SA(8)	217,800	455,628
Scotts Miracle-Gro Co., Class A	610	26,870
Spectrum Brands Holdings, Inc.	3,000	134,790
Tupperware Brands Corp.	919	58,908
		818,596
Containers-Metal/Glass — 1.1%
Ball Corp.	15,036	672,861
Crown Holdings, Inc.†	10,417	383,450
Owens-Illinois, Inc.†	2,006	42,668
Silgan Holdings, Inc.	807	33,563
		1,132,542
Containers-Paper/Plastic — 0.5%
Packaging Corp. of America	1,480	56,935
Rock-Tenn Co., Class A	5,814	406,457
		463,392
Cosmetics & Toiletries — 0.1%
Avon Products, Inc.	5,473	78,592
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	3,300	112,200
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	2,053	46,972
CommVault Systems, Inc.†	1,300	90,623
Dun & Bradstreet Corp.	1,097	86,279
Fiserv, Inc.†	1,856	146,680
		370,554
Decision Support Software — 0.2%
MSCI, Inc.†	5,498	170,383
Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	4,339	171,868
Patterson Cos., Inc.	1,422	48,675
		220,543
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,005	186,064
Dialysis Centers — 0.4%
DaVita HealthCare Partners, Inc.†	3,345	369,723
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	3,480	340,135
Distribution/Wholesale — 1.6%
Fastenal Co.	7,767	362,641
Fossil, Inc.†	2,998	279,114
Genuine Parts Co.	2,563	162,955
LKQ Corp.†	4,847	102,272
WESCO International, Inc.†	5,800	391,094
WW Grainger, Inc.	1,860	376,408
		1,674,484
Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	91	5,347
Colfax Corp.†	6,655	268,529
Eaton Corp PLC	1,394	75,555
Ingersoll-Rand PLC	4,027	193,135
ITT Corp.	358	8,399
Parker Hannifin Corp.	1,117	95,012
SPX Corp.	251	17,607
Textron, Inc.	286	7,090
		670,674
Diversified Operations — 0.0%
Leucadia National Corp.	766	18,223
E-Commerce/Products — 0.2%
Netflix, Inc.†	2,213	205,322
E-Commerce/Services — 1.4%
Expedia, Inc.	898	55,182
Groupon, Inc.†	12,911	63,006
IAC/InterActiveCorp	9,378	443,579
Liberty Interactive Corp., Class A†	10,313	202,960
Liberty Ventures, Series A†	88	5,963
TripAdvisor, Inc.†	10,685	448,343
Zillow, Inc., Class A†	6,280	174,270
		1,393,303
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,864	295,450
Electric-Transmission — 0.1%
ITC Holdings Corp.	845	64,989
Electronic Components-Misc. — 0.2%
Garmin, Ltd.	131	5,347
Gentex Corp.	9,071	170,716
Jabil Circuit, Inc.	3,957	76,331
		252,394
Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	10,330	24,792
Altera Corp.	11,804	406,530
ARM Holdings PLC ADR	6,000	226,980
Avago Technologies, Ltd.	3,773	119,453
Freescale Semiconductor, Ltd.†	779	8,577
LSI Corp.†	9,352	66,212
Microchip Technology, Inc.	6,232	203,101
NVIDIA Corp.	11,800	145,022
Rovi Corp.†	349	5,385
Silicon Laboratories, Inc.†	2,743	114,685
Skyworks Solutions, Inc.†	7,178	145,713
Xilinx, Inc.	10,438	374,724
		1,841,174
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,563	359,926

3

Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	40,735	550,330
Synopsys, Inc.†	177	5,636
		555,966
Electronic Measurement Instruments — 1.4%
Agilent Technologies, Inc.	18,775	768,648
FLIR Systems, Inc.	2,053	45,802
Itron, Inc.†	900	40,095
National Instruments Corp.	9,449	243,879
Trimble Navigation, Ltd.†	5,956	356,050
		1,454,474
Engineering/R&D Services — 0.4%
Fluor Corp.	5,077	298,223
McDermott International, Inc.†	8,800	96,976
		395,199
Enterprise Software/Service — 1.0%
BMC Software, Inc.†	2,648	105,020
CA, Inc.	332	7,297
Concur Technologies, Inc.†	9,059	611,664
Informatica Corp.†	5,980	181,314
Workday, Inc., Class A†	3,121	170,094
		1,075,389
Filtration/Separation Products — 1.4%
CLARCOR, Inc.	1,200	57,336
Donaldson Co., Inc.	5,648	185,480
Pall Corp.	8,914	537,158
Polypore International, Inc.†	14,735	685,177
		1,465,151
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	7,300	65,335
Lazard, Ltd., Class A	7,579	226,157
LPL Financial Holdings, Inc.	717	20,191
TD Ameritrade Holding Corp.	5,100	85,731
		397,414
Finance-Other Services — 0.9%
CBOE Holdings, Inc.	6,444	189,840
IntercontinentalExchange, Inc.†	5,616	695,317
		885,157
Food-Baking — 0.2%
Flowers Foods, Inc.	8,243	191,815
Food-Confectionery — 0.4%
Hershey Co.	4,667	337,051
J.M. Smucker Co.	1,200	103,488
		440,539
Food-Dairy Products — 0.0%
Dean Foods Co.†	2,602	42,959
WhiteWave Foods Co., Class A†	217	3,372
		46,331
Food-Meat Products — 0.1%
Hillshire Brands Co.	1,662	46,769
Hormel Foods Corp.	1,262	39,387
		86,156
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	3,857	134,571
H.J. Heinz Co.	3,276	188,960
Ingredion, Inc.	269	17,331
Kellogg Co.	2,700	150,795
McCormick & Co., Inc.	5,180	329,085
		820,742
Food-Retail — 0.8%
Fresh Market, Inc.†	2,452	117,917
Kroger Co.	8,673	225,671
Safeway, Inc.	545	9,859
Whole Foods Market, Inc.	5,318	485,693
		839,140
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	361	14,537
Garden Products — 0.0%
Toro Co.	984	42,292
Gas-Distribution — 0.0%
Questar Corp.	659	13,022
Gold Mining — 0.3%
Allied Nevada Gold Corp.†	1,478	44,532
Eldorado Gold Corp.	8,100	104,328
Osisko Mining Corp.†	8,100	65,043
Royal Gold, Inc.	1,053	85,620
		299,523
Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	3,883	213,604
Stericycle, Inc.†	1,999	186,447
		400,051
Heart Monitors — 0.3%
HeartWare International, Inc.†	4,170	350,072
Home Furnishings — 0.0%
Tempur-Pedic International, Inc.†	979	30,829
Hotels/Motels — 1.0%
Choice Hotels International, Inc.	4,239	142,515
Hyatt Hotels Corp., Class A†	1,600	61,712
Marriott International, Inc., Class A	8,619	321,230
Starwood Hotels & Resorts Worldwide, Inc.	7,449	427,275
Wyndham Worldwide Corp.	2,399	127,651
		1,080,383
Human Resources — 1.1%
Capita PLC(8)	34,868	431,757
Manpower, Inc.	3,500	148,540
Robert Half International, Inc.	5,650	179,783
Team Health Holdings, Inc.†	11,850	340,924
		1,101,004
Independent Power Producers — 0.1%
Calpine Corp.†	7,100	128,723
Industrial Automated/Robotic — 0.3%
Nordson Corp.	980	61,858
Rockwell Automation, Inc.	2,346	197,040
		258,898

4

Industrial Gases — 0.1%
Airgas, Inc.	1,129	103,066
Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	1,217	235,246
Sensata Technologies Holding NV†	2,800	90,944
		326,190
Instruments-Scientific — 0.2%
Waters Corp.†	2,161	188,266
Insurance Brokers — 0.7%
Aon PLC	6,436	357,842
Arthur J. Gallagher & Co.	1,949	67,533
Brown & Brown, Inc.	4,571	116,378
Erie Indemnity Co., Class A	425	29,418
Willis Group Holdings PLC	3,500	117,355
		688,526
Insurance-Property/Casualty — 0.5%
Arch Capital Group, Ltd.†	2,349	103,403
Hanover Insurance Group, Inc.	6,877	266,415
HCC Insurance Holdings, Inc.	1,700	63,257
Progressive Corp.	3,300	69,630
WR Berkley Corp.	1,300	49,062
		551,767
Insurance-Reinsurance — 0.2%
Allied World Assurance Co. Holdings AG	305	24,034
Axis Capital Holdings, Ltd.	2,400	83,136
Endurance Specialty Holdings, Ltd.	73	2,897
RenaissanceRe Holdings, Ltd.	700	56,882
Validus Holdings, Ltd.	243	8,403
		175,352
Internet Application Software — 0.2%
Splunk, Inc.†	7,335	212,861
Zynga, Inc., Class A†	2,294	5,437
		218,298
Internet Content-Entertainment — 0.3%
Pandora Media, Inc.†	32,917	302,178
Internet Content-Information/News — 0.9%
LinkedIn Corp., Class A†	8,087	928,549
Internet Incubators — 0.3%
HomeAway, Inc.†	13,620	299,640
Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	2,305	223,931
TIBCO Software, Inc.†	22,842	502,752
		726,683
Internet Security — 0.1%
Symantec Corp.†	675	12,697
VeriSign, Inc.†	2,389	92,741
		105,438
Internet Telephone — 0.4%
BroadSoft, Inc.†	10,785	391,819
Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	630	81,995
Eaton Vance Corp.	1,898	60,451
Federated Investors, Inc., Class B	1,258	25,449
Invesco, Ltd.	16,997	443,452
T. Rowe Price Group, Inc.	4,194	273,155
Waddell & Reed Financial, Inc., Class A	1,419	49,410
		933,912
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,400	43,848
Leisure Products — 0.2%
Brunswick Corp.	6,340	184,431
Linen Supply & Related Items — 0.0%
Cintas Corp.	811	33,170
Machine Tools & Related Products — 0.4%
Kennametal, Inc.	8,173	326,920
Lincoln Electric Holdings, Inc.	1,376	66,984
		393,904
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	3,340	213,025
Terex Corp.†	2,700	75,897
		288,922
Machinery-General Industrial — 1.0%
Babcock & Wilcox Co.	7,750	203,050
IDEX Corp.	1,818	84,591
Manitowoc Co., Inc.	1,656	25,966
Roper Industries, Inc.	3,702	412,699
Wabtec Corp.	2,492	218,150
Zebra Technologies Corp., Class A†	1,835	72,079
		1,016,535
Machinery-Pumps — 0.3%
Flowserve Corp.	1,376	201,997
Graco, Inc.	2,294	118,118
Xylem, Inc.	332	8,997
		329,112
Medical Information Systems — 0.3%
Cerner Corp.†	3,982	309,162
Medical Instruments — 1.1%
Bruker Corp.†	4,732	72,257
Edwards Lifesciences Corp.†	8,204	739,755
St. Jude Medical, Inc.	3,978	143,765
Techne Corp.	605	41,346
Thoratec Corp.†	2,464	92,449
		1,089,572
Medical Labs & Testing Services — 1.0%
Covance, Inc.†	8,007	462,564
Laboratory Corp. of America Holdings†	3,691	319,714
Quest Diagnostics, Inc.	3,358	195,671
		977,949
Medical Products — 0.5%
Cooper Cos., Inc.	232	21,455
Henry Schein, Inc.†	2,839	228,426
Hospira, Inc.†	2,000	62,480
Sirona Dental Systems, Inc.†	169	10,894
Varian Medical Systems, Inc.†	2,633	184,942

5

Zimmer Holdings, Inc.	290	19,331
		527,528
Medical-Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†	6,558	615,206
Arena Pharmaceuticals, Inc.†	17,670	159,383
Ariad Pharmaceuticals, Inc.†	7,024	134,720
Charles River Laboratories International, Inc.†	511	19,147
Cubist Pharmaceuticals, Inc.†	5,300	222,918
Illumina, Inc.†	2,029	112,792
Incyte Corp., Ltd.†	10,781	179,073
Life Technologies Corp.†	1,576	77,350
Myriad Genetics, Inc.†	4,095	111,589
Prothena Corp PLC†	110	805
Regeneron Pharmaceuticals, Inc.†	4,280	732,180
United Therapeutics Corp.†	786	41,988
Vertex Pharmaceuticals, Inc.†	5,628	236,038
		2,643,189
Medical-Drugs — 1.1%
Alkermes PLC†	4,600	85,192
Auxilium Pharmaceuticals, Inc.†	6,150	113,960
Elan Corp. PLC ADR†	4,500	45,945
Endo Health Solutions, Inc.†	1,212	31,839
Forest Laboratories, Inc.†	8,660	305,871
Jazz Pharmaceuticals PLC†	1,300	69,160
Medivation, Inc.†	2,592	132,607
Salix Pharmaceuticals, Ltd.†	4,884	197,704
Valeant Pharmaceuticals International, Inc.†	2,100	125,517
		1,107,795
Medical-Generic Drugs — 0.9%
Mylan, Inc.†	6,132	168,507
Perrigo Co.	1,536	159,790
Watson Pharmaceuticals, Inc.†	6,394	549,884
		878,181
Medical-HMO — 0.2%
Cigna Corp.	1,600	85,536
Humana, Inc.	1,000	68,630
WellCare Health Plans, Inc.†	1,000	48,690
		202,856
Medical-Hospitals — 0.2%
Community Health Systems, Inc.	2,700	82,998
HCA Holdings, Inc.	1,758	53,039
Tenet Healthcare Corp.†	100	3,247
Universal Health Services, Inc., Class B	2,185	105,645
		244,929
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.	6,300	232,407
Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	10,571	456,456
Cardinal Health, Inc.	10,770	443,508
		899,964
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	3,200	68,160
Timken Co.	126	6,027
		74,187
Metal-Diversified — 0.1%
HudBay Minerals, Inc.	6,200	62,434
Molycorp, Inc.†	302	2,851
		65,285
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	368	17,561
Motion Pictures & Services — 0.2%
Dolby Laboratories, Inc., Class A	483	14,166
DreamWorks Animation SKG, Inc., Class A†	11,600	192,212
		206,378
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,806	185,885
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	882	32,678
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,288	113,421
Networking Products — 0.1%
Acme Packet, Inc.†	3,356	74,235
Palo Alto Networks, Inc.†	1,290	69,041
		143,276
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	125	2,302
Waste Connections, Inc.	4,120	139,215
		141,517
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,724	18,343
Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	295	13,508
Diamond Offshore Drilling, Inc.	1,200	81,552
Ensco PLC, Class A	5,670	336,117
Helmerich & Payne, Inc.	364	20,388
Nabors Industries, Ltd.†	5,000	72,250
		523,815
Oil Companies-Exploration & Production — 3.1%
Cabot Oil & Gas Corp.	8,799	437,662
Cimarex Energy Co.	1,300	75,049
Cobalt International Energy, Inc.†	10,279	252,452
Concho Resources, Inc.†	3,110	250,542
Continental Resources, Inc.†	1,593	117,070
Energy XXI Bermuda, Ltd.	1,900	61,161
EQT Corp.	2,000	117,960
Halcon Resources Corp.†	8,600	59,512
Kosmos Energy, Ltd.†	1,161	14,338
Laredo Petroleum Holdings, Inc.†	313	5,684
Noble Energy, Inc.	649	66,029
Pioneer Natural Resources Co.	5,509	587,204
QEP Resources, Inc.	2,700	81,729
Range Resources Corp.	5,966	374,844
SM Energy Co.	2,579	134,650
Southwestern Energy Co.†	10,706	357,687

6

Whiting Petroleum Corp.†	5,715	247,860
		3,241,433
Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	5,810	328,032
Dresser-Rand Group, Inc.†	2,643	148,378
FMC Technologies, Inc.†	7,795	333,860
Lufkin Industries, Inc.	1,200	69,756
		880,026
Oil Refining & Marketing — 0.0%
Cheniere Energy, Inc.†	2,305	43,288
Oil-Field Services — 0.8%
CARBO Ceramics, Inc.	324	25,382
Core Laboratories NV	1,100	120,241
MRC Global, Inc.†	229	6,362
Oceaneering International, Inc.	4,680	251,737
Oil States International, Inc.†	777	55,587
RPC, Inc.	883	10,808
SEACOR Holdings, Inc.	156	13,073
Trican Well Service, Ltd.	29,700	391,740
		874,930
Paper & Related Products — 0.4%
International Paper Co.	9,070	361,349
Pharmacy Services — 1.0%
Catamaran Corp.†	21,028	990,629
Physicians Practice Management — 0.1%
MEDNAX, Inc.†	1,600	127,232
Pipelines — 0.1%
ONEOK, Inc.	3,417	146,077
Platinum — 0.0%
Stillwater Mining Co.†	3,500	44,730
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	2,606	220,546
Precious Metals — 0.0%
Tahoe Resources, Inc.†	298	5,459
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	2,683	118,991
Publishing-Books — 0.5%
John Wiley & Sons, Inc., Class A	334	13,002
McGraw-Hill Cos., Inc.	9,398	513,789
		526,791
Publishing-Periodicals — 0.1%
Nielsen Holdings NV†	2,798	85,591
Quarrying — 0.4%
Compass Minerals International, Inc.	4,044	302,127
Vulcan Materials Co.	1,700	88,485
		390,612
Racetracks — 0.0%
Penn National Gaming, Inc.†	87	4,273
Radio — 0.5%
Sirius XM Radio, Inc.	161,626	467,099
Real Estate Investment Trusts — 1.4%
American Campus Communities, Inc.	168	7,750
Apartment Investment & Management Co., Class A	1,682	45,515
Boston Properties, Inc.	416	44,017
BRE Properties, Inc.	358	18,197
Camden Property Trust	994	67,801
Digital Realty Trust, Inc.	2,002	135,916
Equity Lifestyle Properties, Inc.	561	37,750
Essex Property Trust, Inc.	579	84,910
Extra Space Storage, Inc.	1,141	41,521
Federal Realty Investment Trust	825	85,816
HCP, Inc.	520	23,494
Home Properties, Inc.	450	27,589
Host Hotels & Resorts, Inc.	23,920	374,826
Kilroy Realty Corp.	95	4,500
Mid-America Apartment Communities, Inc.	635	41,116
Plum Creek Timber Co., Inc.	2,655	117,802
Post Properties, Inc.	366	18,282
Rayonier, Inc.	1,594	82,617
Regency Centers Corp.	890	41,937
Tanger Factory Outlet Centers	1,523	52,087
Taubman Centers, Inc.	300	23,616
Weyerhaeuser Co.	2,827	78,647
		1,455,706
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	5,393	107,320
Jones Lang LaSalle, Inc.	2,200	184,668
Realogy Holdings Corp.†	206	8,644
		300,632
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	49	1,439
Forest City Enterprises, Inc., Class A†	5,200	83,980
St. Joe Co.†	127	2,931
		88,350
Recreational Centers — 0.4%
Life Time Fitness, Inc.†	7,590	373,504
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,064	89,536
Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	950	26,866
Hertz Global Holdings, Inc.†	6,612	107,577
United Rentals, Inc.†	1,541	70,147
		204,590
Respiratory Products — 0.1%
ResMed, Inc.	2,347	97,565
Retail-Apparel/Shoe — 2.8%
American Eagle Outfitters, Inc.	2,500	51,275
Ascena Retail Group, Inc.†	2,020	37,350
Chico’s FAS, Inc.	6,435	118,790
DSW, Inc., Class A	4,358	286,277
Foot Locker, Inc.	514	16,510
Francesca’s Holdings Corp.†	12,200	316,712
Gap, Inc.	7,480	232,179
Guess?, Inc.	1,800	44,172
Limited Brands, Inc.	5,968	280,854

7

Lululemon Athletica, Inc.†	1,500	114,345
Men’s Wearhouse, Inc.	1,750	54,530
PVH Corp.	3,968	440,488
Ross Stores, Inc.	7,924	429,084
Urban Outfitters, Inc.†	12,750	501,840
		2,924,406
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	1,209	87,471
AutoZone, Inc.†	1,226	434,531
O’Reilly Automotive, Inc.†	4,354	389,335
		911,337
Retail-Automobile — 0.5%
AutoNation, Inc.†	307	12,188
CarMax, Inc.†	11,453	429,946
Copart, Inc.†	3,875	114,312
		556,446
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	7,222	403,782
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Class A	749	56,460
Retail-Discount — 1.2%
Big Lots, Inc.†	979	27,862
Dollar General Corp.†	8,136	358,716
Dollar Tree, Inc.†	8,313	337,175
Family Dollar Stores, Inc.	7,599	481,853
		1,205,606
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,485	219,575
Retail-Jewelry — 0.2%
Tiffany & Co.	4,350	249,429
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	2,916	127,633
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,585	138,298
Retail-Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†	2,386	56,238
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.	1,034	101,601
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	3,782	258,462
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	378	15,562
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	3,461	148,754
Macy’s, Inc.	920	35,898
		184,652
Retail-Restaurants — 2.0%
Brinker International, Inc.	4,039	125,168
Buffalo Wild Wings, Inc.†	3,800	276,716
Burger King Worldwide, Inc.	33,571	551,907
Cheesecake Factory, Inc.	8,040	263,069
Chipotle Mexican Grill, Inc.†	1,171	348,326
Darden Restaurants, Inc.	2,115	95,323
Dunkin’ Brands Group, Inc.	1,171	38,854
Panera Bread Co., Class A†	1,166	185,196
Tim Hortons, Inc.	3,900	191,802
		2,076,361
Retail-Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.	12,346	561,620
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,133	37,706
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	4,023	55,558
Satellite Telecom — 0.4%
DigitalGlobe, Inc.†	17,190	420,123
EchoStar Corp., Class A†	171	5,852
		425,975
Savings & Loans/Thrifts — 0.1%
BankUnited, Inc.	2,900	70,876
People’s United Financial, Inc.	1,198	14,484
		85,360
Schools — 0.1%
Apollo Group, Inc., Class A†	1,579	33,033
ITT Educational Services, Inc.†	397	6,872
Strayer Education, Inc.	1,800	101,106
		141,011
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	4,317	181,573
Atmel Corp.†	12,620	82,661
Cypress Semiconductor Corp.†	1,382	14,981
Linear Technology Corp.	9,484	325,301
Marvell Technology Group, Ltd.	4,800	34,848
Maxim Integrated Products, Inc.	2,402	70,619
		709,983
Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	1,300	62,088
Lam Research Corp.†	3,590	129,707
Teradyne, Inc.†	371	6,266
		198,061
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	4,709	252,261
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,684	229,950
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,157	111,366
Steel Dynamics, Inc.	778	10,682
		122,048
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	4,400	69,080
IPG Photonics Corp.	1,924	128,235
JDS Uniphase Corp.†	19,300	261,322
		458,637
Telecom Services — 0.3%
Level 3 Communications, Inc.†	1,373	31,730
NeuStar, Inc., Class A†	1,100	46,123

8

tw telecom, Inc.†	2,474	63,013
Virgin Media, Inc.	4,566	167,800
		308,666
Telecommunication Equipment — 0.5%
Harris Corp.	556	27,222
Juniper Networks, Inc.†	23,000	452,410
		479,632
Telephone-Integrated — 0.0%
Windstream Corp.	5,745	47,569
Television — 0.3%
AMC Networks, Inc., Class A†	7,049	348,926
Theaters — 0.1%
Cinemark Holdings, Inc.	1,888	49,050
Regal Entertainment Group, Class A	489	6,822
		55,872
Therapeutics — 0.7%
BioMarin Pharmaceutical, Inc.†	5,509	271,319
Onyx Pharmaceuticals, Inc.†	4,008	302,724
Pharmacyclics, Inc.†	2,000	115,800
Questcor Pharmaceuticals, Inc.	1,500	40,080
Warner Chilcott PLC, Class A	2,754	33,158
		763,081
Tobacco — 0.4%
Lorillard, Inc.	3,446	402,045
Tools-Hand Held — 0.0%
Snap-on, Inc.	190	15,008
Toys — 0.5%
Hasbro, Inc.	1,713	61,497
Mattel, Inc.	11,834	433,361
		494,858
Transactional Software — 0.7%
Solera Holdings, Inc.	12,272	656,184
VeriFone Systems, Inc.†	1,769	52,504
		708,688
Transport-Marine — 0.1%
Golar LNG, Ltd.	715	26,298
Kirby Corp.†	681	42,147
		68,445
Transport-Rail — 0.4%
Kansas City Southern	4,610	384,843
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	6,073	383,935
Expeditors International of Washington, Inc.	6,757	267,240
Matson, Inc.	49	1,211
		652,386
Transport-Truck — 0.4%
Con-way, Inc.	503	13,994
J.B. Hunt Transport Services, Inc.	4,176	249,349
Landstar System, Inc.	3,072	161,157
		424,500
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	1,775	58,469
Mead Johnson Nutrition Co.	4,752	313,109
		371,578
Water — 0.0%
Aqua America, Inc.	258	6,558
Web Hosting/Design — 0.8%
Equinix, Inc.†	3,018	622,312
Rackspace Hosting, Inc.†	3,293	244,571
		866,883
Web Portals/ISP — 0.1%
AOL, Inc.†	315	9,327
Dropbox, Inc.†(1)(2)(3)	844	7,104
SINA Corp.†	1,600	80,352
		96,783
Wire & Cable Products — 0.0%
General Cable Corp.†	50	1,521
Wireless Equipment — 1.6%
Aruba Networks, Inc.†	5,800	120,350
Crown Castle International Corp.†	13,597	981,159
Motorola Solutions, Inc.	1,700	94,656
SBA Communications Corp., Class A†	5,794	411,490
		1,607,655
X-Ray Equipment — 0.6%
Hologic, Inc.†	33,130	663,594
Total Common Stock (cost $80,127,565)		99,413,642
CONVERTIBLE PREFERRED STOCK — 0.2%
E-Commerce/Services — 0.0%
Coupons.com, Inc.†(1)(2)(3)	12,730	34,848
Human Resources — 0.1%
Workday, Inc.,Series F†(2)(3)(5)	1,498	76,877
Web Portals/ISP — 0.1%
Dropbox, Inc., Series A†(1)(2)(3)	1,047	8,764
Dropbox, Inc., Class A-1†(1)(2)(3)	5,146	39,582
		48,346
Total CONVERTIBLE PREFERRED STOCK (cost $145,915)		160,071
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Growth Index Fund	11,981	752,407
SPDR S&P Midcap 400 ETF Trust	1,840	341,706
Total Exchange-Traded Funds (cost $2,621,142)		1,094,113
Total Long-Term Investment Securities (cost $82,894,622)		100,667,826

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.3%
T. Rowe Price Reserve Investment Fund	339,613	339,613

9

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.05% due 03/04/2013(4)	$60,000	59,995
Total Short-Term Investment Securities (cost $399,607)		399,608
REPURCHASE AGREEMENTS — 2.8%
Bank of America Securities LLC Joint Repurchase Agreement(6)	370,000	370,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	345,000	345,000
BNP Paribas SA Joint Repurchase Agreement(6)	345,000	345,000
Deutsche Bank AG Joint Repurchase Agreement(6)	135,000	135,000
Royal Bank of Scotland Joint Repurchase Agreement(6)	465,000	465,000
State Street Bank & Trust Co. Joint Repurchase Agreement(6)	777,000	777,000
UBS Securities LLC Joint Repurchase Agreement(6)	430,000	430,000
Total Repurchase Agreements (cost $2,867,000)		2,867,000
TOTAL INVESTMENTS (cost $86,161,229)(7)	100.9%	103,934,434
Liabilities in excess of other assets	(0.9)	(924,401)
NET ASSETS	100.0%	$103,010,033

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $160,071 representing 0.2% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Mid Cap Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Coupons.com, Inc.
Convertible	06/01/2011	6,365	$69,930
Preferred Stock	08/18/2011	6,365	—
		12,730	69,930	$34,848	$2.74	0.03%

Dropbox, Inc.
Common Stock	05/01/2012	844	7,637	7,104	8.42	0.01

Dropbox, Inc.	05/01/2012	1,047	9,474	8,764	8.37	0.01
Series A
Convertible Preferred Stock

Dropbox, Inc.	05/01/2012	5,146	46,567	39,582	7.69	0.04
Class A-1
Convertible Preferred Stock

Workday, Inc.
Convertible	10/13/2011	1,484	19,678
Preferred Stock	09/28/2012	14	266
		1,498	$19,944	76,877	$51.32	0.07
				$167,175		0.16%

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.
(8)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $877,385 representing 0.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	— American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
7	Long	S&P MidCap 400 E-Mini Index	March 2013	$716,882	$712,670	$(4,212)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Consumer Products-Misc.	$362,968	$455,628	$—	$818,596
Human Resources	669,247	431,757	—	1,101,004
Web Portals/ISP	89,679	—	7,104	96,783
Other Industries*	97,397,259	—	—	97,397,259
Convertible Preferred Stock
Human Resources	—	76,877	—	76,877
Other Industries*	—	—	83,194	83,194
Exchange-Traded Funds	1,094,113	—	—	1,094,113
Short-Term Investment Securities:
Registered Investment Companies	339,613	—	—	339,613
U.S. Government Treasuries	—	59,995	—	59,995
Repurchase Agreements	—	2,867,000	—	2,867,000
Total	$99,952,879	$3,891,257	$90,298	$103,934,434
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$4,212	$—	$—	$4,212

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.4%
Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.	144,992	$1,597,812
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	553	3,882
Lamar Advertising Co., Class A†	342	13,253
		17,135
Aerospace/Defense — 0.7%
Esterline Technologies Corp.†	12,400	788,764
Rockwell Collins, Inc.	6,690	389,157
Spirit Aerosystems Holdings, Inc., Class A†	28,565	484,748
		1,662,669
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.	1,073	66,483
B/E Aerospace, Inc.†	9,907	489,406
Exelis, Inc.	6,045	68,127
Triumph Group, Inc.	1,064	69,479
		693,495
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,654	336,027
Intrepid Potash, Inc.	912	19,416
		355,443
Agricultural Operations — 0.7%
Bunge, Ltd.	21,528	1,564,870
Airlines — 0.2%
Copa Holdings SA, Class A	205	20,387
Delta Air Lines, Inc.†	9,937	117,952
Southwest Airlines Co.	20,046	205,271
		343,610
Apparel Manufacturers — 0.2%
Gildan Activewear, Inc.	13,400	490,172
Appliances — 0.1%
Whirlpool Corp.	2,503	254,680
Applications Software — 0.6%
Check Point Software Technologies, Ltd.†	7,618	362,922
Compuware Corp.†	6,682	72,633
Parametric Technology Corp.†	36,705	826,230
ServiceNow, Inc.†	111	3,333
		1,265,118
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	941	19,046
Audio/Video Products — 0.0%
Harman International Industries, Inc.	2,283	101,913
Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp.†	2,298	50,028
Oshkosh Corp.†	2,969	88,031
PACCAR, Inc.	8,944	404,358
		542,417
Auto/Truck Parts & Equipment-Original — 0.6%
Delphi Automotive PLC†	10,691	408,931
Lear Corp.	3,228	151,200
TRW Automotive Holdings Corp.†	12,475	668,785
Visteon Corp.†	1,600	86,112
WABCO Holdings, Inc.†	150	9,778
		1,324,806
Banks-Commercial — 4.0%
Associated Banc-Corp.	5,635	73,931
Bank of Hawaii Corp.	1,475	64,974
BOK Financial Corp.	834	45,420
CapitalSource, Inc.	6,853	51,946
CIT Group, Inc.†	59,285	2,290,772
City National Corp.	16,811	832,481
Commerce Bancshares, Inc.	2,555	89,573
Cullen/Frost Bankers, Inc.	1,726	93,670
East West Bancorp, Inc.	4,684	100,659
First Citizens BancShares, Inc., Class A	164	26,814
First Horizon National Corp.	8,186	81,123
First Republic Bank	18,402	603,218
Fulton Financial Corp.	6,505	62,513
M&T Bank Corp.	30,564	3,009,637
Popular, Inc.†	3,330	69,231
Regions Financial Corp.	45,759	325,804
Signature Bank†	6,304	449,727
SVB Financial Group†	1,432	80,149
Synovus Financial Corp.	25,483	62,433
TCF Financial Corp.	5,254	63,836
Valley National Bancorp.	6,390	59,427
Zions Bancorporation	26,867	574,954
		9,112,292
Banks-Fiduciary — 0.2%
Northern Trust Corp.	6,984	350,317
Banks-Super Regional — 1.9%
Comerica, Inc.	34,272	1,039,813
Fifth Third Bancorp	84,907	1,289,737
Huntington Bancshares, Inc.	28,013	179,003
KeyCorp	30,879	260,001
SunTrust Banks, Inc.	57,384	1,626,836
		4,395,390
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,005	160,360
Beverages-Non-alcoholic — 0.7%
Coca-Cola Enterprises, Inc.	31,110	987,120
Monster Beverage Corp.†	10,865	574,541
		1,561,661
Beverages-Wine/Spirits — 0.8%
Beam, Inc.	12,506	763,992
Brown-Forman Corp., Class B	616	38,962
Constellation Brands, Inc., Class A†	29,083	1,029,247
		1,832,201
Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,150	177,579
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	7,200	457,056
Starz-Liberty Capital†	3,288	381,441
		838,497
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.†	30,641	895,330

1

Owens Corning†	3,941	145,778
		1,041,108
Building Products-Air & Heating — 0.3%
Lennox International, Inc.	14,486	760,805
Building Products-Cement — 0.3%
Eagle Materials, Inc.	3,100	181,350
Martin Marietta Materials, Inc.	5,905	556,723
		738,073
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co. NV	1,206	55,898
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,290	48,285
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	28,793	569,526
Lennar Corp., Class A	5,241	202,669
NVR, Inc.†	18	16,560
PulteGroup, Inc.†	11,087	201,340
Toll Brothers, Inc.†	16,061	519,252
		1,509,347
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	5,794	86,562
Charter Communications, Inc., Class A†	2,259	172,226
DISH Network Corp., Class A	1,449	52,744
		311,532
Casino Hotels — 0.4%
MGM Resorts International†	81,325	946,623
Casino Services — 0.0%
International Game Technology	3,859	54,682
Cellular Telecom — 0.3%
Comverse, Inc.†	1	28
MetroPCS Communications, Inc.†	9,837	97,780
NII Holdings, Inc.†	5,564	39,671
Sprint Nextel Corp.†	97,155	550,869
U.S. Cellular Corp.†	444	15,647
		703,995
Chemicals-Diversified — 1.1%
Celanese Corp., Series A	26,501	1,180,090
Chemtura Corp.†	36,600	778,116
Georgia Gulf Corp.	8,600	355,008
Huntsman Corp.	6,195	98,500
Rockwood Holdings, Inc.	1,555	76,910
Westlake Chemical Corp.	497	39,412
		2,528,036
Chemicals-Specialty — 1.4%
Albemarle Corp.	10,328	641,575
Ashland, Inc.	16,942	1,362,306
Cabot Corp.	10,054	400,049
Cytec Industries, Inc.	3,612	248,614
Eastman Chemical Co.	890	60,565
International Flavors & Fragrances, Inc.	5,700	379,278
WR Grace & Co.†	208	13,984
		3,106,371
Coal — 0.6%
Alpha Natural Resources, Inc.†	7,136	69,505
CONSOL Energy, Inc.	17,172	551,221
Peabody Energy Corp.	23,242	618,469
Walter Energy, Inc.	2,025	72,657
		1,311,852
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	661	12,890
RPM International, Inc.	2,603	76,424
		89,314
Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†	687	28,414
Commercial Services — 0.1%
Iron Mountain, Inc.	367	11,395
Quanta Services, Inc.†	6,771	184,781
		196,176
Commercial Services-Finance — 0.1%
Equifax, Inc.	390	21,107
H&R Block, Inc.	3,316	61,578
Paychex, Inc.	6,332	197,178
Total System Services, Inc.	745	15,958
		295,821
Computer Services — 0.1%
Computer Sciences Corp.	5,028	201,372
DST Systems, Inc.	907	54,964
		256,336
Computer Software — 0.0%
Akamai Technologies, Inc.†	441	18,041
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	14,861	79,209
Diebold, Inc.	1,881	57,578
NCR Corp.†	7,500	191,100
		327,887
Computers-Memory Devices — 0.7%
NetApp, Inc.†	30,808	1,033,608
SanDisk Corp.†	7,894	343,863
Western Digital Corp.	4,266	181,262
		1,558,733
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,092	48,513
Stratasys, Ltd.†	546	43,762
		92,275
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	790	10,997
CoreLogic, Inc.†	3,157	84,986
Genpact, Ltd.	808	12,524
SAIC, Inc.	5,943	67,275
Towers Watson & Co., Class A	1,967	110,565
Verisk Analytics, Inc., Class A†	652	33,252
		319,599
Consumer Products-Misc. — 0.5%
Clorox Co.	3,953	289,439
Jarden Corp.	1,990	102,883
Scotts Miracle-Gro Co., Class A	159	7,004

2

Tupperware Brands Corp.	12,700	814,070
		1,213,396
Containers-Metal/Glass — 0.4%
Ball Corp.	11,700	523,575
Crown Holdings, Inc.†	8,089	297,756
Greif, Inc., Class A	1,016	45,212
Owens-Illinois, Inc.†	1,389	29,544
		896,087
Containers-Paper/Plastic — 0.9%
Bemis Co., Inc.	3,340	111,756
Packaging Corp. of America	4,455	171,384
Rock-Tenn Co., Class A	6,626	463,224
Sealed Air Corp.	70,201	1,229,219
Sonoco Products Co.	3,259	96,890
		2,072,473
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	3,204	46,009
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	4,905	166,770
Data Processing/Management — 0.9%
Dun & Bradstreet Corp.	475	37,359
Fidelity National Information Services, Inc.	27,962	973,357
Fiserv, Inc.†	14,465	1,143,169
		2,153,885
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	2,544	100,768
Patterson Cos., Inc.	217	7,428
		108,196
Diagnostic Kits — 0.1%
Alere, Inc.†	2,604	48,174
QIAGEN NV†	7,630	138,485
		186,659
Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	5,100	563,703
Distribution/Wholesale — 0.9%
Arrow Electronics, Inc.†	23,433	892,329
Ingram Micro, Inc., Class A†	4,935	83,500
WESCO International, Inc.†	15,312	1,032,488
		2,008,317
Diversified Manufacturing Operations — 2.9%
Carlisle Cos., Inc.	2,372	139,379
Colfax Corp.†	1,108	44,708
Crane Co.	1,585	73,354
Dover Corp.	35,069	2,304,384
Eaton Corp. PLC	30,885	1,673,967
Harsco Corp.	2,610	61,335
Ingersoll-Rand PLC	1,742	83,546
ITT Corp.	2,285	53,606
Leggett & Platt, Inc.	4,541	123,606
Parker Hannifin Corp.	2,692	228,981
Pentair, Ltd.	29,619	1,455,774
SPX Corp.	1,145	80,322
Textron, Inc.	8,517	211,136
Trinity Industries, Inc.	2,600	93,132
		6,627,230
Diversified Operations — 0.1%
Leucadia National Corp.	4,885	116,214
E-Commerce/Services — 0.7%
Expedia, Inc.	1,062	65,260
IAC/InterActiveCorp	2,155	101,932
Liberty Interactive Corp., Class A†	64,683	1,272,961
Liberty Ventures, Series A†	1,034	70,064
		1,510,217
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	3,816	35,832
Molex, Inc.	4,474	122,275
		158,107
Electric-Generation — 0.1%
AES Corp.	20,787	222,421
Electric-Integrated — 6.5%
Alliant Energy Corp.	3,595	157,856
Ameren Corp.	7,861	241,490
CMS Energy Corp.	69,597	1,696,775
DTE Energy Co.	5,511	330,935
Edison International	46,593	2,105,538
Entergy Corp.	5,739	365,861
Great Plains Energy, Inc.	13,857	281,436
Hawaiian Electric Industries, Inc.	3,130	78,688
Integrys Energy Group, Inc.	2,536	132,430
MDU Resources Group, Inc.	6,118	129,946
National Fuel Gas Co.	2,348	119,020
Northeast Utilities	39,419	1,540,494
NV Energy, Inc.	70,409	1,277,219
OGE Energy Corp.	3,194	179,854
Pepco Holdings, Inc.	7,396	145,036
Pinnacle West Capital Corp.	14,268	727,383
PPL Corp.	78,139	2,237,120
SCANA Corp.	18,712	854,016
TECO Energy, Inc.	6,987	117,102
Westar Energy, Inc.	4,088	116,999
Wisconsin Energy Corp.	7,466	275,122
Xcel Energy, Inc.	67,789	1,810,644
		14,920,964
Electronic Components-Misc. — 0.4%
AVX Corp.	1,555	16,763
Garmin, Ltd.	3,274	133,645
Jabil Circuit, Inc.	4,901	94,540
TE Connectivity, Ltd.	19,600	727,552
Vishay Intertechnology, Inc.†	4,280	45,496
		1,017,996
Electronic Components-Semiconductors — 1.7%
Altera Corp.	27,394	943,449
Avago Technologies, Ltd.	466	14,754
Broadcom Corp., Class A	22,300	740,583
Cree, Inc.†	3,763	127,867
Fairchild Semiconductor International, Inc.†	4,124	59,386
Freescale Semiconductor, Ltd.†	95	1,046

3

LSI Corp.†	45,151	319,669
Micron Technology, Inc.†	32,061	203,587
NVIDIA Corp.	20,048	246,390
ON Semiconductor Corp.†	88,665	625,088
PMC - Sierra, Inc.†	6,753	35,183
Rovi Corp.†	2,664	41,105
Silicon Laboratories, Inc.†	122	5,101
Skyworks Solutions, Inc.†	670	13,601
Xilinx, Inc.	11,100	398,490
		3,775,299
Electronic Connectors — 0.2%
Amphenol Corp., Class A	6,293	407,157
Electronic Design Automation — 0.1%
Synopsys, Inc.†	4,374	139,268
Electronic Forms — 0.4%
Adobe Systems, Inc.†	26,483	997,879
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	16,500	675,510
FLIR Systems, Inc.	949	21,172
Itron, Inc.†	1,295	57,692
		754,374
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	4,446	136,092
Tech Data Corp.†	1,223	55,683
		191,775
Electronic Security Devices — 0.2%
Tyco International, Ltd.	14,300	418,275
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,156	241,813
Engineering/R&D Services — 1.4%
Aecom Technology Corp.†	3,658	87,060
Engility Holdings, Inc.†	526	10,131
Fluor Corp.	1,386	81,414
Jacobs Engineering Group, Inc.†	28,980	1,233,678
KBR, Inc.	4,808	143,855
McDermott International, Inc.†	7,632	84,105
Shaw Group, Inc.†	2,136	99,559
URS Corp.	34,854	1,368,368
		3,108,170
Enterprise Software/Service — 0.1%
CA, Inc.	10,840	238,263
Workday, Inc., Class A†	194	10,573
		248,836
Entertainment Software — 0.1%
Activision Blizzard, Inc.	13,722	145,728
Electronic Arts, Inc.†	10,298	149,630
		295,358
Finance-Consumer Loans — 0.6%
SLM Corp.	85,208	1,459,613
Finance-Credit Card — 0.1%
Discover Financial Services	8,000	308,400
Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	9,255	82,832
Interactive Brokers Group, Inc., Class A	1,290	17,647
Jefferies Group, Inc.	4,583	85,106
Lazard, Ltd., Class A	22,851	681,874
LPL Financial Holdings, Inc.	222	6,252
Raymond James Financial, Inc.	27,384	1,055,106
TD Ameritrade Holding Corp.	19,714	331,392
		2,260,209
Finance-Leasing Companies — 0.0%
Air Lease Corp.†	2,184	46,956
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	382	11,254
NASDAQ OMX Group, Inc.	41,453	1,036,739
NYSE Euronext	8,229	259,543
		1,307,536
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	5,552	79,005
MBIA, Inc.†	4,584	35,984
		114,989
Food-Confectionery — 0.6%
J.M. Smucker Co.	15,040	1,297,050
Food-Dairy Products — 0.0%
Dean Foods Co.†	849	14,017
WhiteWave Foods Co., Class A†	317	4,926
		18,943
Food-Meat Products — 0.2%
Hillshire Brands Co.	569	16,012
Hormel Foods Corp.	1,869	58,331
Smithfield Foods, Inc.†	4,493	96,914
Tyson Foods, Inc., Class A	9,415	182,651
		353,908
Food-Misc./Diversified — 1.0%
Campbell Soup Co.	1,211	42,252
ConAgra Foods, Inc.	13,457	396,981
H.J. Heinz Co.	16,807	969,428
Ingredion, Inc.	4,765	307,009
Kellogg Co.	7,000	390,950
Ralcorp Holdings, Inc.†	1,789	160,384
		2,267,004
Food-Retail — 0.1%
Safeway, Inc.	6,714	121,456
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	432	17,397
Funeral Services & Related Items — 0.0%
Service Corp. International	7,033	97,126
Gas-Distribution — 1.3%
AGL Resources, Inc.	3,801	151,926
Atmos Energy Corp.	2,917	102,445
CenterPoint Energy, Inc.	13,843	266,478
NiSource, Inc.	10,035	249,771
Piedmont Natural Gas Co., Inc.	7,300	228,563
Questar Corp.	20,994	414,842
Sempra Energy	19,458	1,380,351
UGI Corp.	3,640	119,064

4

Vectren Corp.	2,656	78,086
		2,991,526
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	9,392	209,160
Hotels/Motels — 0.4%
Choice Hotels International, Inc.	787	26,459
Hyatt Hotels Corp., Class A†	9,264	357,313
Marriott International, Inc., Class A	642	23,927
Starwood Hotels & Resorts Worldwide, Inc.	8,586	492,493
		900,192
Human Resources — 0.1%
Manpower, Inc.	2,598	110,259
Monster Worldwide, Inc.†	23,400	131,508
		241,767
Independent Power Producers — 0.5%
Calpine Corp.†	47,189	855,536
NRG Energy, Inc.	10,422	239,602
		1,095,138
Industrial Automated/Robotic — 0.3%
Nordson Corp.	152	9,594
Rockwell Automation, Inc.	7,418	623,038
		632,632
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	3,690	117,121
Insurance Brokers — 1.0%
Aon PLC	9,676	537,986
Brown & Brown, Inc.	16,351	416,296
Marsh & McLennan Cos., Inc.	20,700	713,529
Willis Group Holdings PLC	17,082	572,760
		2,240,571
Insurance-Life/Health — 1.3%
Lincoln National Corp.	31,947	827,427
Principal Financial Group, Inc.	54,683	1,559,559
Protective Life Corp.	2,624	74,994
StanCorp Financial Group, Inc.	1,438	52,732
Torchmark Corp.	3,190	164,827
Unum Group	9,261	192,814
		2,872,353
Insurance-Multi-line — 2.6%
ACE, Ltd.	13,700	1,093,260
Allstate Corp.	15,600	626,652
American Financial Group, Inc.	2,578	101,882
American National Insurance Co.	233	15,912
Assurant, Inc.	2,627	91,157
Cincinnati Financial Corp.	4,730	185,227
CNA Financial Corp.	855	23,948
Genworth Financial, Inc., Class A†	15,923	119,582
Hartford Financial Services Group, Inc.	81,263	1,823,542
Kemper Corp.	1,596	47,082
Old Republic International Corp.	8,406	89,524
XL Group PLC	66,221	1,659,498
		5,877,266
Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	548	183,810
Arch Capital Group, Ltd.†	3,897	171,546
Fidelity National Financial, Inc., Class A	7,218	169,984
Hanover Insurance Group, Inc.	795	30,798
HCC Insurance Holdings, Inc.	3,279	122,012
Markel Corp.†	313	135,661
Mercury General Corp.	868	34,451
ProAssurance Corp.	1,986	83,789
Progressive Corp.	19,800	417,780
White Mountains Insurance Group, Ltd.	193	99,395
WR Berkley Corp.	27,453	1,036,076
		2,485,302
Insurance-Reinsurance — 2.0%
Allied World Assurance Co. Holdings AG	577	45,468
Aspen Insurance Holdings, Ltd.	2,317	74,329
Axis Capital Holdings, Ltd.	3,350	116,044
Endurance Specialty Holdings, Ltd.	7,961	315,972
Everest Re Group, Ltd.	19,432	2,136,548
PartnerRe, Ltd.	19,729	1,587,987
Reinsurance Group of America, Inc.	2,388	127,806
RenaissanceRe Holdings, Ltd.	1,560	126,766
Validus Holdings, Ltd.	2,869	99,210
		4,630,130
Internet Incubators — 0.0%
HomeAway, Inc.†	118	2,596
Internet Security — 0.2%
Symantec Corp.†	22,019	414,178
VeriSign, Inc.†	409	15,877
		430,055
Investment Companies — 0.5%
Ares Capital Corp.	58,435	1,022,612
Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	6,223	809,923
Ameriprise Financial, Inc.	20,981	1,314,040
Federated Investors, Inc., Class B	494	9,994
Invesco, Ltd.	59,440	1,550,790
Janus Capital Group, Inc.	6,107	52,032
Legg Mason, Inc.	4,267	109,747
		3,846,526
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,962	80,246
Machine Tools & Related Products — 0.4%
Kennametal, Inc.	12,893	515,720
Lincoln Electric Holdings, Inc.	6,974	339,494
		855,214
Machinery-Construction & Mining — 0.0%
Terex Corp.†	3,577	100,549
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,356	95,557
Machinery-Farming — 0.1%
AGCO Corp.†	3,150	154,728
CNH Global NV	901	36,301
		191,029

5

Machinery-General Industrial — 0.6%
Gardner Denver, Inc.	5,943	407,095
IDEX Corp.	20,994	976,851
Manitowoc Co., Inc.	1,020	15,994
Zebra Technologies Corp., Class A†	1,415	55,581
		1,455,521
Machinery-Pumps — 0.1%
Flowserve Corp.	328	48,151
Xylem, Inc.	5,353	145,066
		193,217
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	5,552	52,300
Medical Instruments — 0.5%
Boston Scientific Corp.†	195,669	1,121,183
St. Jude Medical, Inc.	2,328	84,134
		1,205,317
Medical Labs & Testing Services — 0.4%
Covance, Inc.†	1,683	97,227
Laboratory Corp. of America Holdings†	7,500	649,650
Quest Diagnostics, Inc.	4,533	264,138
		1,011,015
Medical Products — 0.5%
CareFusion Corp.†	7,189	205,461
Cooper Cos., Inc.	1,077	99,601
Henry Schein, Inc.†	1,258	101,219
Hill-Rom Holdings, Inc.	2,010	57,285
Hospira, Inc.†	5,350	167,134
Sirona Dental Systems, Inc.†	1,468	94,627
Teleflex, Inc.	1,322	94,272
Zimmer Holdings, Inc.	5,136	342,366
		1,161,965
Medical-Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc., Class A†	656	68,913
Charles River Laboratories International, Inc.†	581	21,770
Life Technologies Corp.†	30,701	1,506,805
Vertex Pharmaceuticals, Inc.†	9,878	414,283
		2,011,771
Medical-Drugs — 0.2%
Endo Health Solutions, Inc.†	1,409	37,014
Forest Laboratories, Inc.†	8,608	304,035
		341,049
Medical-Generic Drugs — 1.7%
Mylan, Inc.†	87,810	2,413,019
Watson Pharmaceuticals, Inc.†	15,900	1,367,400
		3,780,419
Medical-HMO — 1.6%
Aetna, Inc.	30,464	1,410,483
Cigna Corp.	30,741	1,643,414
Coventry Health Care, Inc.	4,336	194,383
Health Net, Inc.†	2,698	65,561
Humana, Inc.	5,287	362,847
		3,676,688
Medical-Hospitals — 0.8%
Community Health Systems, Inc.	30,646	942,058
HCA Holdings, Inc.	1,881	56,750
Health Management Associates, Inc., Class A†	8,305	77,403
LifePoint Hospitals, Inc.†	1,580	59,645
Tenet Healthcare Corp.†	3,154	102,410
Universal Health Services, Inc., Class B	11,430	552,640
		1,790,906
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	13,419	579,432
McKesson Corp.	3,900	378,144
		957,576
Metal Processors & Fabrication — 0.1%
Timken Co.	2,581	123,449
Metal-Aluminum — 0.1%
Alcoa, Inc.	34,558	299,963
Metal-Diversified — 0.0%
Molycorp, Inc.†	1,758	16,596
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	4,616	177,993
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	1,432	68,335
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	681	19,974
DreamWorks Animation SKG, Inc., Class A†	2,197	36,404
		56,378
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	7,800	380,952
Networking Products — 0.7%
Anixter International, Inc.	16,700	1,068,466
Palo Alto Networks, Inc.†	54	2,890
Polycom, Inc.†	44,451	464,958
		1,536,314
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	2,594	42,827
Non-Hazardous Waste Disposal — 0.4%
Covanta Holding Corp.	3,279	60,399
Republic Services, Inc.	9,823	288,109
Waste Connections, Inc.	15,824	534,693
		883,201
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,109	22,440
Xerox Corp.	41,227	281,168
		303,608
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,358	117,261
Oil & Gas Drilling — 1.1%
Atwood Oceanics, Inc.†	1,265	57,924
Diamond Offshore Drilling, Inc.	2,230	151,551
Ensco PLC, Class A	16,500	978,120
Helmerich & Payne, Inc.	7,890	441,919
Nabors Industries, Ltd.†	9,405	135,902

6

Patterson-UTI Energy, Inc.	5,058	94,231
Rowan Cos. PLC, Class A†	19,023	594,849
		2,454,496
Oil Companies-Exploration & Production — 3.4%
Chesapeake Energy Corp.	21,458	356,632
Cimarex Energy Co.	2,777	160,316
Cobalt International Energy, Inc.†	346	8,498
Concho Resources, Inc.†	7,267	585,429
Denbury Resources, Inc.†	12,656	205,027
Energen Corp.	2,337	105,375
EQT Corp.	8,664	511,003
EXCO Resources, Inc.	4,015	27,182
Laredo Petroleum Holdings, Inc.†	51	926
Newfield Exploration Co.†	4,367	116,948
Noble Energy, Inc.	11,281	1,147,729
Pioneer Natural Resources Co.	8,349	889,920
Plains Exploration & Production Co.†	4,176	196,021
QEP Resources, Inc.	19,579	592,656
Range Resources Corp.	19,572	1,229,709
SandRidge Energy, Inc.†	15,856	100,686
SM Energy Co.	347	18,117
Southwestern Energy Co.†	30,948	1,033,973
Ultra Petroleum Corp.†	4,954	89,816
Unit Corp.†	1,573	70,864
Whiting Petroleum Corp.†	3,269	141,777
WPX Energy, Inc.†	6,438	95,797
		7,684,401
Oil Companies-Integrated — 0.9%
Marathon Petroleum Corp.	26,661	1,679,643
Murphy Oil Corp.	6,291	374,629
		2,054,272
Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	30,028	1,695,381
Oil Refining & Marketing — 1.2%
Cheniere Energy, Inc.†	2,403	45,128
HollyFrontier Corp.	21,940	1,021,307
Tesoro Corp.	14,864	654,759
Valero Energy Corp.	31,512	1,075,190
		2,796,384
Oil-Field Services — 0.5%
Halliburton Co.	10,300	357,307
MRC Global, Inc.†	285	7,917
Oil States International, Inc.†	243	17,384
RPC, Inc.	251	3,072
SEACOR Holdings, Inc.	377	31,593
Superior Energy Services, Inc.†	34,104	706,635
		1,123,908
Paper & Related Products — 0.9%
Domtar Corp.	1,171	97,802
International Paper Co.	42,868	1,707,861
MeadWestvaco Corp.	5,602	178,536
		1,984,199
Pharmacy Services — 0.1%
Omnicare, Inc.	3,660	132,126
Physicians Practice Management — 0.1%
MEDNAX, Inc.†	1,594	126,755
Pipelines — 0.2%
Kinder Morgan, Inc.	13,900	491,087
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	330	27,928
Precious Metals — 0.0%
Tahoe Resources, Inc.†	2,035	37,281
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	5,841	52,569
Private Corrections — 0.1%
Corrections Corp. of America	3,239	114,887
Private Equity — 0.1%
American Capital, Ltd.†	10,229	122,748
Professional Sports — 0.0%
Madison Square Garden, Co., Class A†	1,850	82,048
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	862	33,558
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,612	137,092
Washington Post Co., Class B	137	50,034
		187,126
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	2,958	90,485
Quarrying — 0.1%
Vulcan Materials Co.	4,192	218,194
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,965	96,501
Real Estate Investment Trusts — 9.4%
Alexandria Real Estate Equities, Inc.	22,076	1,530,308
American Campus Communities, Inc.	8,018	369,870
American Capital Agency Corp.	11,067	320,279
Annaly Capital Management, Inc.	31,575	443,313
Apartment Investment & Management Co., Class A	1,334	36,098
AvalonBay Communities, Inc.	10,680	1,448,101
BioMed Realty Trust, Inc.	4,994	96,534
Boston Properties, Inc.	5,833	617,190
Brandywine Realty Trust	4,642	56,586
BRE Properties, Inc.	1,779	90,426
Camden Property Trust	10,901	743,557
CBL & Associates Properties, Inc.	25,414	539,031
Chimera Investment Corp.	33,281	86,863
CommonWealth REIT	2,712	42,958
Corporate Office Properties Trust	2,617	65,373
DDR Corp.	7,695	120,504
Douglas Emmett, Inc.	17,753	413,645
Duke Realty Corp.	8,632	119,726
Equity Lifestyle Properties, Inc.	233	15,679
Extra Space Storage, Inc.	1,326	48,253
Federal Realty Investment Trust	445	46,289
General Growth Properties, Inc.	17,107	339,574
Hatteras Financial Corp.	3,168	78,598
HCP, Inc.	13,620	615,352
Health Care REIT, Inc.	8,392	514,346
Home Properties, Inc.	4,974	304,956

7

Hospitality Properties Trust	4,003	93,750
Host Hotels & Resorts, Inc.	79,705	1,248,977
Kilroy Realty Corp.	2,233	105,777
Kimco Realty Corp.	50,900	983,388
Liberty Property Trust	39,870	1,426,150
Macerich Co.	7,595	442,788
Mack-Cali Realty Corp.	2,845	74,283
MFA Financial, Inc.	87,898	712,853
Mid-America Apartment Communities, Inc.	74	4,791
National Retail Properties, Inc.	3,467	108,170
Piedmont Office Realty Trust, Inc.	24,400	440,420
Post Properties, Inc.	1,032	51,548
Prologis, Inc.	20,216	737,682
Rayonier, Inc.	825	42,760
Realty Income Corp.	4,322	173,788
Regency Centers Corp.	1,160	54,659
Retail Properties of America, Inc., Class A	2,756	32,989
Senior Housing Properties Trust	5,717	135,150
SL Green Realty Corp.	2,904	222,592
Tanger Factory Outlet Centers	19,358	662,044
Taubman Centers, Inc.	1,312	103,281
UDR, Inc.	8,014	190,573
Ventas, Inc.	35,744	2,313,352
Vornado Realty Trust	14,514	1,162,281
Weingarten Realty Investors	3,926	105,099
Weyerhaeuser Co.	27,640	768,945
		21,501,499
Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	16,717	1,403,225
Realogy Holdings Corp.†	1,185	49,723
		1,452,948
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	1,271	37,329
Forest City Enterprises, Inc., Class A†	4,851	78,344
Howard Hughes Corp.†	889	64,915
St. Joe Co.†	1,864	43,021
		223,609
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	591	16,714
Hertz Global Holdings, Inc.†	3,494	56,847
		73,561
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	7,678	368,314
American Eagle Outfitters, Inc.	1,422	29,165
Chico’s FAS, Inc.	1,619	29,887
DSW, Inc., Class A	66	4,335
Foot Locker, Inc.	3,907	125,493
Guess?, Inc.	1,986	48,736
Limited Brands, Inc.	7,411	348,762
PVH Corp.	7,544	837,459
Urban Outfitters, Inc.†	9,949	391,593
		2,183,744
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,462	518,177
Retail-Automobile — 0.1%
AutoNation, Inc.†	530	21,041
CarMax, Inc.†	6,047	227,004
		248,045
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	4,033	101,188
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	8,725	103,391
Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.	31,200	624,000
Retail-Jewelry — 0.2%
Signet Jewelers, Ltd.	2,757	147,224
Tiffany & Co.	5,957	341,574
		488,798
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,258	55,063
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,170	101,901
Sears Holdings Corp.†	1,172	48,474
Sears Hometown and Outlet Stores, Inc.†	256	8,335
		158,710
Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	316	7,448
Retail-Office Supplies — 0.1%
Staples, Inc.	22,327	254,528
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	5,631	384,823
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,584	65,213
Retail-Regional Department Stores — 1.1%
Dillard’s, Inc., Class A	954	79,917
Kohl’s Corp.	6,938	298,195
Macy’s, Inc.	55,969	2,183,910
		2,562,022
Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	2,477	736,809
Wendy’s Co.	9,079	42,671
		779,480
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	3,149	79,733
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	926	31,688
Savings & Loans/Thrifts — 0.3%
BankUnited, Inc.	1,126	27,520
Capitol Federal Financial, Inc.	4,954	57,912
First Niagara Financial Group, Inc.	11,425	90,600
Hudson City Bancorp, Inc.	17,110	139,104
New York Community Bancorp, Inc.	14,226	186,361
People’s United Financial, Inc.	8,522	103,031
TFS Financial Corp.†	2,602	25,031

8

Washington Federal, Inc.	3,462	58,404
		687,963
Schools — 0.0%
DeVry, Inc.	2,121	50,331
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	26,844	1,129,059
Atmel Corp.†	13,155	86,165
Cypress Semiconductor Corp.†	1,908	20,683
Marvell Technology Group, Ltd.	14,213	103,186
Maxim Integrated Products, Inc.	4,733	139,150
		1,478,243
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	38,801	443,883
KLA-Tencor Corp.	5,421	258,907
Lam Research Corp.†	40,868	1,476,561
Teradyne, Inc.†	5,316	89,787
		2,269,138
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,602	69,431
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	13,005	696,678
Steel-Producers — 1.4%
Carpenter Technology Corp.	17,478	902,389
Commercial Metals Co.	3,757	55,829
Nucor Corp.	10,272	443,545
Reliance Steel & Aluminum Co.	27,591	1,713,401
Steel Dynamics, Inc.	5,565	76,407
United States Steel Corp.	4,665	111,354
		3,302,925
Steel-Specialty — 0.3%
Allegheny Technologies, Inc.	18,970	575,929
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	7,492	101,442
Telecom Services — 0.1%
Amdocs, Ltd.	5,466	185,789
Clearwire Corp., Class A†	11,351	32,804
Level 3 Communications, Inc.†	2,559	59,139
		277,732
Telecommunication Equipment — 0.6%
Harris Corp.	2,591	126,855
Juniper Networks, Inc.†	66,861	1,315,156
		1,442,011
Telephone-Integrated — 0.5%
CenturyLink, Inc.	21,900	856,728
Frontier Communications Corp.	32,347	138,445
Telephone & Data Systems, Inc.	3,077	68,125
Windstream Corp.	7,739	64,079
		1,127,377
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,846	167,008
Theaters — 0.0%
Regal Entertainment Group, Class A	1,678	23,408
Tobacco — 0.2%
Lorillard, Inc.	3,805	443,929
Tools-Hand Held — 0.7%
Snap-on, Inc.	1,508	119,117
Stanley Black & Decker, Inc.	19,443	1,438,199
		1,557,316
Toys — 0.0%
Hasbro, Inc.	363	13,032
Mattel, Inc.	2,494	91,330
		104,362
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,517	65,686
Transport-Marine — 0.2%
Kirby Corp.†	469	29,026
Teekay Corp.	1,176	37,750
Tidewater, Inc.	7,360	328,845
		395,621
Transport-Rail — 0.1%
Kansas City Southern	3,884	324,236
Transport-Services — 0.3%
Expeditors International of Washington, Inc.	661	26,142
Matson, Inc.	1,271	31,419
Ryder System, Inc.	10,461	522,318
UTi Worldwide, Inc.	3,355	44,957
		624,836
Transport-Truck — 0.0%
Con-way, Inc.	817	22,729
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,835	59,677
Water — 0.1%
American Water Works Co., Inc.	5,709	211,975
Aqua America, Inc.	3,997	101,604
		313,579
Web Portals/ISP — 0.0%
AOL, Inc.†	2,091	61,915
Wire & Cable Products — 0.0%
General Cable Corp.†	1,514	46,041
X-Ray Equipment — 0.5%
Hologic, Inc.†	52,218	1,045,927
Total Common Stock (cost $196,832,930)		222,599,756
WARRANTS† — 0.0%
Pipelines — 0.0%
Kinder Morgan, Inc. Expires 02/15/2017 (strike price $40.00) (cost $23,996)	15,104	57,093
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Midcap Value Index Fund (cost $1,611,400)	33,757	1,695,952
Total Long-Term Investment Securities (cost $198,468,326)		224,352,801

9

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.05% due 03/14/2013(1) (cost $59,993)	$60,000	59,995
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $2,071,001 and collateralized by $1,580,000 of U.S. Treasury Bonds, bearing interest at 4.50% due 02/15/2036 and having approximate value of $2,114,238.	2,071,000	2,071,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $1,815,001 and collateralized by $1,855,000 of U.S. Treasury Notes, bearing interest at 0.25% due 10/15/2015 and having approximate value of $1,852,681.	1,815,000	1,815,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	421,000	421,000
Total Repurchase Agreements (cost $4,307,000)		4,307,000
TOTAL INVESTMENTS (cost $202,835,319)(3)	100.1%	228,719,796
Liabilities in excess of other assets	(0.1)	(128,815)
NET ASSETS	100.0%	$228,590,981

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2012	(Depreciation)
7	Long	S&P MidCap 400 E-Mini Index	March 2013	$716,882	$712,670	$(4,212)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Integrated	$14,920,964	$—	$—	$14,920,964
Real Estate Investment Trusts	21,501,499	—	—	21,501,499
Other Industries*	186,177,293	—	—	186,177,293
Warrants	57,093	—	—	57,093
Exchange-Traded Funds	1,695,952	—	—	1,695,952
Short-Term Investment Securities:
U.S. Government Treasuries	—	59,995	—	59,995
Repurchase Agreements	—	4,307,000	—	4,307,000
Total	$224,352,801	$4,366,995	$—	$228,719,796
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$4,212	$—	$—	$4,212

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.1%
Advanced Materials — 0.2%
Hexcel Corp.†	8,470	$228,351
STR Holdings, Inc.†	3,386	8,533
		236,884
Advertising Sales — 0.4%
Lamar Advertising Co., Class A†	14,296	553,970
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	1,671	36,328
Cubic Corp.	1,407	67,494
National Presto Industries, Inc.	429	29,644
Teledyne Technologies, Inc.†	3,236	210,566
		344,032
Aerospace/Defense-Equipment — 1.2%
AAR Corp.	3,503	65,436
Curtiss-Wright Corp.	4,102	134,669
GenCorp, Inc.†	5,306	48,550
Kaman Corp.	2,328	85,670
Moog, Inc., Class A†	3,977	163,176
Orbital Sciences Corp.†	5,217	71,838
Triumph Group, Inc.	15,549	1,015,350
		1,584,689
Agricultural Operations — 0.0%
Andersons, Inc.	1,517	65,079
Airlines — 0.1%
Allegiant Travel Co.	1,336	98,076
SkyWest, Inc.	4,495	56,007
		154,083
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	5,002	70,929
Darling International, Inc.†	10,328	165,661
		236,590
Apparel Manufacturers — 0.1%
Maidenform Brands, Inc.†	2,067	40,286
Oxford Industries, Inc.	1,250	57,950
Quiksilver, Inc.†	10,913	46,380
True Religion Apparel, Inc.	2,126	54,043
		198,659
Applications Software — 0.1%
Ebix, Inc.	2,812	45,189
EPIQ Systems, Inc.	2,802	35,809
Progress Software Corp.†	5,604	117,628
		198,626
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	2,123	7,133
Auction House/Art Dealers — 0.2%
Sotheby’s	7,490	251,814
Audio/Video Products — 0.0%
DTS, Inc.†	1,642	27,421
Universal Electronics, Inc.†	1,319	25,523
VOXX International Corp.†	1,662	11,185
		64,129
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	2,579	90,188
Auto-Heavy Duty Trucks — 0.6%
Oshkosh Corp.†	29,516	875,149
Auto/Truck Parts & Equipment-Original — 0.4%
Dana Holding Corp.	3,130	48,859
Spartan Motors, Inc.	2,729	13,454
Superior Industries International, Inc.	23,511	479,625
		541,938
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,721	38,241
Banks-Commercial — 7.1%
Bancorp, Inc.†	42,746	468,924
Bank of the Ozarks, Inc.	2,586	86,553
Banner Corp.	1,533	47,109
BBCN Bancorp, Inc.	6,844	79,185
City Holding Co.	1,301	45,340
Columbia Banking System, Inc.	3,480	62,431
Community Bank System, Inc.	3,472	94,994
CVB Financial Corp.	7,722	80,309
East West Bancorp, Inc.	35,548	763,927
First BanCorp†	6,148	28,158
First Commonwealth Financial Corp.	8,999	61,373
First Financial Bancorp	5,131	75,015
First Financial Bankshares, Inc.	2,623	102,323
First Midwest Bancorp, Inc.	6,563	82,169
First Republic Bank	10,650	349,107
FirstMerit Corp.	39,530	560,931
FNB Corp.	12,260	130,201
Glacier Bancorp, Inc.	6,309	92,805
Hanmi Financial Corp.†	2,762	37,536
Home BancShares, Inc.	2,013	66,469
Iberiabank Corp.	16,090	790,341
Independent Bank Corp.	1,993	57,697
National Penn Bancshares, Inc.	10,623	99,006
NBT Bancorp, Inc.	2,959	59,979
Old National Bancorp	8,893	105,560
PacWest Bancorp	2,822	69,929
Pinnacle Financial Partners, Inc.†	2,860	53,882
PrivateBancorp, Inc.	5,484	84,015
S&T Bancorp, Inc.	2,608	47,127
Signature Bank†	20,728	1,478,735
Simmons First National Corp., Class A	1,460	37,026
Sterling Bancorp	2,715	24,734
Susquehanna Bancshares, Inc.	16,352	171,369
SVB Financial Group†	20,060	1,122,758
Texas Capital Bancshares, Inc.†	3,559	159,514
Tompkins Financial Corp.	7,252	287,469
TrustCo Bank Corp.	8,238	43,497
UMB Financial Corp.	2,848	124,856
Umpqua Holdings Corp.	32,616	384,543
United Bankshares, Inc.	4,012	97,572
United Community Banks, Inc.†	4,050	38,151
ViewPoint Financial Group, Inc.	3,124	65,417
Wilshire Bancorp, Inc.†	5,440	31,933
Wintrust Financial Corp.	26,646	977,908
		9,727,877
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	6,923	62,376

1

Batteries/Battery Systems — 0.1%
EnerSys, Inc.†	4,252	160,003
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	736	98,955
Broadcast Services/Program — 0.0%
Digital Generation, Inc.†	2,230	24,218
Building & Construction Products-Misc. — 0.6%
Drew Industries, Inc.	1,649	53,180
Gibraltar Industries, Inc.†	37,680	599,866
NCI Building Systems, Inc.†	1,660	23,074
Quanex Building Products Corp.	3,238	66,088
Simpson Manufacturing Co., Inc.	3,518	115,355
		857,563
Building & Construction-Misc. — 1.1%
Aegion Corp.†	3,445	76,445
Dycom Industries, Inc.†	2,859	56,608
MasTec, Inc.†	53,394	1,331,112
		1,464,165
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,635	34,123
Comfort Systems USA, Inc.	3,269	39,751
		73,874
Building Products-Cement — 0.3%
Eagle Materials, Inc.	4,077	238,504
Headwaters, Inc.†	6,242	53,432
Texas Industries, Inc.†	1,819	92,787
		384,723
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,489	59,661
Griffon Corp.	3,998	45,817
		105,478
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	1,736	66,037
Building-Heavy Construction — 0.5%
Granite Construction, Inc.	4,080	137,170
Orion Marine Group, Inc.†	2,381	17,405
Tutor Perini Corp.†	37,210	509,777
		664,352
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	4,423	88,239
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,485	42,568
Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	1,880	49,820
Meritage Homes Corp.†	2,715	101,405
Ryland Group, Inc.	20,630	752,995
Standard Pacific Corp.†	9,664	71,031
		975,251
Casino Hotels — 0.0%
Boyd Gaming Corp.†	4,936	32,775
Monarch Casino & Resort, Inc.†	835	9,110
		41,885
Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	2,482	36,510
SHFL Entertainment, Inc.†	4,907	71,152
		107,662
Chemicals-Diversified — 0.6%
Chemtura Corp.†	33,124	704,216
Innophos Holdings, Inc.	1,905	88,583
		792,799
Chemicals-Other — 0.0%
American Vanguard Corp.	2,092	64,998
Chemicals-Plastics — 0.6%
A. Schulman, Inc.	14,199	410,777
PolyOne Corp.	20,822	425,185
		835,962
Chemicals-Specialty — 0.4%
Balchem Corp.	2,576	93,766
H.B. Fuller Co.	4,375	152,338
Hawkins, Inc.	804	31,067
Kraton Performance Polymers, Inc.†	2,830	68,005
OM Group, Inc.†	2,840	63,048
Quaker Chemical Corp.	1,147	61,777
Stepan Co.	1,458	80,977
Zep, Inc.	1,964	28,360
		579,338
Circuit Boards — 0.6%
Park Electrochemical Corp.	30,982	797,167
TTM Technologies, Inc.†	4,598	42,301
		839,468
Coal — 0.3%
Cloud Peak Energy, Inc.†	13,379	258,616
SunCoke Energy, Inc.†	6,136	95,660
		354,276
Commercial Services — 1.0%
Arbitron, Inc.	2,294	107,084
ExlService Holdings, Inc.†	2,283	60,500
Healthcare Services Group, Inc.	19,567	454,541
Live Nation Entertainment, Inc.†	12,378	115,239
Medifast, Inc.†	1,198	31,615
Steiner Leisure, Ltd.†	4,850	233,722
TeleTech Holdings, Inc.†	1,978	35,208
TMS International Corp.†	28,460	356,319
		1,394,228
Commercial Services-Finance — 0.1%
Cardtronics, Inc.†	3,899	92,562
Heartland Payment Systems, Inc.	3,291	97,085
		189,647
Communications Software — 0.3%
Digi International, Inc.†	37,292	353,155
Computer Aided Design — 0.8%
Aspen Technology, Inc.†	39,574	1,093,825
Computer Data Security — 0.6%
Fortinet, Inc.†	36,320	765,262

2

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	3,246	51,871
Computer Services — 1.0%
CACI International, Inc., Class A†	2,002	110,170
CIBER, Inc.†	5,869	19,602
iGATE Corp.†	2,674	42,169
Insight Enterprises, Inc.†	3,907	67,864
j2 Global, Inc.	3,781	115,623
LivePerson, Inc.†	50,750	666,855
Manhattan Associates, Inc.†	1,743	105,173
Sykes Enterprises, Inc.†	3,418	52,022
Unisys Corp.†	5,570	96,361
Virtusa Corp.†	1,767	29,032
		1,304,871
Computer Software — 0.4%
Avid Technology, Inc.†	2,663	20,185
Blackbaud, Inc.	3,961	90,430
Cornerstone OnDemand, Inc.†	13,830	408,400
		519,015
Computers-Integrated Systems — 0.3%
3D Systems Corp.†	4,302	229,512
Agilysys, Inc.†	1,242	10,395
Mercury Systems, Inc.†	2,828	26,018
MTS Systems Corp.	1,376	70,080
Netscout Systems, Inc.†	3,153	81,946
Radisys Corp.†	2,013	5,999
Super Micro Computer, Inc.†	2,309	23,552
		447,502
Computers-Periphery Equipment — 0.6%
Electronics for Imaging, Inc.†	4,083	77,536
Rimage Corp.	9,940	66,400
Synaptics, Inc.†	21,595	647,202
		791,138
Consulting Services — 0.4%
Advisory Board Co.†	6,503	304,275
Forrester Research, Inc.	1,271	34,063
MAXIMUS, Inc.	2,989	188,965
Navigant Consulting, Inc.†	4,486	50,064
		577,367
Consumer Products-Misc. — 1.3%
American Greetings Corp., Class A	2,773	46,836
Blyth, Inc.	987	15,348
Central Garden and Pet Co., Class A†	50,198	524,569
Helen of Troy, Ltd.†	2,789	93,125
Jarden Corp.	18,648	964,102
Prestige Brands Holdings, Inc.†	4,429	88,713
WD-40 Co.	1,296	61,054
		1,793,747
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,422	27,672
Data Processing/Management — 0.6%
CommVault Systems, Inc.†	10,779	751,404
CSG Systems International, Inc.†	2,957	53,758
		805,162
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	1,305	43,770
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,281	174,298
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	6,199	19,651
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,621	73,325
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,798	22,408
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,126	68,607
Merit Medical Systems, Inc.†	3,498	48,622
		117,229
Distribution/Wholesale — 0.6%
MWI Veterinary Supply, Inc.†	1,055	116,050
Pool Corp.	4,096	173,343
ScanSource, Inc.†	2,425	77,042
United Stationers, Inc.	14,308	443,405
		809,840
Diversified Manufacturing Operations — 2.2%
A.O. Smith Corp.	3,401	214,501
Actuant Corp., Class A	37,180	1,037,694
AZZ, Inc.	2,220	85,315
Barnes Group, Inc.	4,129	92,737
Crane Co.	15,483	716,553
EnPro Industries, Inc.†	1,816	74,274
Federal Signal Corp.†	5,463	41,573
Koppers Holdings, Inc.	14,315	546,117
LSB Industries, Inc.†	1,650	58,443
Lydall, Inc.†	1,490	21,367
Standex International Corp.	1,116	57,240
Tredegar Corp.	2,113	43,148
		2,988,962
Diversified Minerals — 0.1%
AMCOL International Corp.	2,214	67,926
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,692	116,054
Viad Corp.	1,777	48,264
		164,318
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,096	42,196
Nutrisystem, Inc.	2,503	20,500
Stamps.com, Inc.†	1,232	31,046
		93,742
E-Commerce/Services — 0.6%
IAC/InterActiveCorp	4,487	212,235
Move, Inc.†	55,234	419,226

3

OpenTable, Inc.†	1,993	97,258
United Online, Inc.	7,979	44,603
		773,322
E-Marketing/Info — 0.1%
comScore, Inc.†	2,843	39,176
Liquidity Services, Inc.†	2,152	87,931
QuinStreet, Inc.†	2,251	15,127
		142,234
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,904	34,209
Websense, Inc.†	3,201	48,143
		82,352
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	19,520	183,293
Littelfuse, Inc.	1,915	118,174
		301,467
Electric-Integrated — 1.7%
ALLETE, Inc.	3,066	125,645
Avista Corp.	5,241	126,360
CH Energy Group, Inc.	1,311	85,503
Cleco Corp.	7,460	298,475
El Paso Electric Co.	3,518	112,259
MGE Energy, Inc.	2,340	119,223
NorthWestern Corp.	3,264	113,359
Portland General Electric Co.	17,650	482,904
UIL Holdings Corp.	4,433	158,746
UNS Energy Corp.	14,809	628,198
		2,250,672
Electronic Components-Misc. — 0.9%
AVX Corp.	58,480	630,414
Bel Fuse, Inc., Class B	9,203	179,919
Benchmark Electronics, Inc.†	4,862	80,806
CTS Corp.	2,963	31,497
Daktronics, Inc.	3,262	36,110
Methode Electronics, Inc.	3,088	30,973
OSI Systems, Inc.†	1,648	105,538
Plexus Corp.†	3,076	79,361
Rogers Corp.†	1,455	72,255
		1,246,873
Electronic Components-Semiconductors — 1.8%
Cavium, Inc.†	12,743	397,709
Ceva, Inc.†	1,966	30,965
Diodes, Inc.†	3,147	54,600
DSP Group, Inc.†	1,910	11,002
Entropic Communications, Inc.†	7,765	41,077
Fairchild Semiconductor International, Inc.†	22,076	317,894
GT Advanced Technologies, Inc.†	10,437	31,520
Kopin Corp.†	5,407	18,005
LSI Corp.†	63,034	446,281
Microsemi Corp.†	7,921	166,658
Monolithic Power Systems, Inc.	2,769	61,693
ON Semiconductor Corp.†	121,530	856,787
Rubicon Technology, Inc.†	1,502	9,177
Supertex, Inc.	915	16,058
Volterra Semiconductor Corp.†	2,197	37,722
		2,497,148
Electronic Design Automation — 0.9%
Cadence Design Systems, Inc.†	89,112	1,203,903
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,073	79,724
Badger Meter, Inc.	1,255	59,500
ESCO Technologies, Inc.	2,337	87,427
FARO Technologies, Inc.†	1,488	53,092
Measurement Specialties, Inc.†	1,345	46,214
		325,957
Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	728	47,473
Engineering/R&D Services — 0.6%
EMCOR Group, Inc.	19,568	677,248
Engility Holdings, Inc.†	1,454	28,004
Exponent, Inc.†	1,160	64,763
		770,015
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,168	87,861
Enterprise Software/Service — 1.1%
Digital River, Inc.†	3,116	44,839
Informatica Corp.†	13,510	409,623
MicroStrategy, Inc., Class A†	778	72,650
Omnicell, Inc.†	2,910	43,272
Proofpoint, Inc.†	31,069	382,459
SYNNEX Corp.†	2,325	79,934
Tyler Technologies, Inc.†	2,305	111,654
Ultimate Software Group, Inc.†	3,583	338,271
		1,482,702
Entertainment Software — 0.5%
Take-Two Interactive Software, Inc.†	62,154	684,316
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	5,599	148,094
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	2,039	62,434
Portfolio Recovery Associates, Inc.†	1,480	158,153
World Acceptance Corp.†	1,133	84,476
		305,063
Finance-Investment Banker/Broker — 1.8%
Evercore Partners, Inc., Class A	22,642	683,562
Greenhill & Co., Inc.	15,365	798,826
Interactive Brokers Group, Inc., Class A	3,582	49,002
Investment Technology Group, Inc.†	3,329	29,961
Piper Jaffray Cos.†	1,427	45,850
Raymond James Financial, Inc.	16,970	653,854
Stifel Financial Corp.†	4,373	139,805
SWS Group, Inc.†	2,480	13,119
		2,413,979
Finance-Other Services — 0.1%
Higher One Holdings, Inc.†	2,773	29,228
MarketAxess Holdings, Inc.	3,271	115,466
		144,694

4

Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,680	76,272
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	680	20,672
TreeHouse Foods, Inc.†	3,173	165,409
		186,081
Food-Misc./Diversified — 0.7%
Annie’s, Inc.†	11,686	390,663
B&G Foods, Inc.	4,609	130,481
Cal-Maine Foods, Inc.	1,217	48,948
Diamond Foods, Inc.	1,935	26,451
Hain Celestial Group, Inc.†	3,932	213,193
J&J Snack Foods Corp.	1,299	83,058
Snyders-Lance, Inc.	4,217	101,672
		994,466
Food-Retail — 0.3%
Weis Markets, Inc.	10,310	403,843
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,115	28,109
Nash Finch Co.	1,076	22,897
Spartan Stores, Inc.	1,908	29,307
		80,313
Footwear & Related Apparel — 0.5%
Crocs, Inc.†	7,979	114,818
Iconix Brand Group, Inc.†	5,983	133,541
Skechers U.S.A., Inc., Class A†	3,365	62,252
Steven Madden, Ltd.†	3,583	151,453
Wolverine World Wide, Inc.	4,299	176,173
		638,237
Forestry — 0.1%
Deltic Timber Corp.	955	67,442
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	5,167	81,794
Garden Products — 0.2%
Toro Co.	5,151	221,390
Gas-Distribution — 1.2%
Laclede Group, Inc.	6,789	262,123
New Jersey Resources Corp.	8,841	350,280
Northwest Natural Gas Co.	8,352	369,158
Piedmont Natural Gas Co., Inc.	6,321	197,911
South Jersey Industries, Inc.	2,742	138,005
Southwest Gas Corp.	4,046	171,591
WGL Holdings, Inc.	4,490	175,963
		1,665,031
Golf — 0.0%
Callaway Golf Co.	6,226	40,469
Health Care Cost Containment — 0.0%
Corvel Corp.†	541	24,253
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,276	58,516
La-Z-Boy, Inc.	4,599	65,076
Select Comfort Corp.†	4,915	128,625
		252,217
Hotel/Motels — 0.0%
Marcus Corp.	1,738	21,673
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	3,893	44,964
CDI Corp.	1,221	20,916
Cross Country Healthcare, Inc.†	27,730	133,104
Heidrick & Struggles International, Inc.	1,434	21,883
Hudson Global, Inc.†	23,680	106,086
Insperity, Inc.	1,935	63,004
Kelly Services, Inc., Class A	2,374	37,367
Korn/Ferry International†	13,912	220,644
On Assignment, Inc.†	3,823	77,530
Resources Connection, Inc.	3,637	43,426
Team Health Holdings, Inc.†	25,190	724,716
TrueBlue, Inc.†	38,992	614,124
		2,107,764
Identification Systems — 0.1%
Brady Corp., Class A	4,035	134,769
Checkpoint Systems, Inc.†	3,560	38,234
		173,003
Industrial Automated/Robotic — 0.2%
Cognex Corp.	3,504	129,017
Intermec, Inc.†	4,921	48,521
iRobot Corp.†	2,288	42,877
		220,415
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,455	105,540
Instruments-Scientific — 0.1%
FEI Co.	3,342	185,347
Insurance Brokers — 0.0%
eHealth, Inc.†	1,776	48,805
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	3,453	68,922
United Fire Group, Inc.	1,917	41,867
		110,789
Insurance-Property/Casualty — 1.1%
AMERISAFE, Inc.†	1,595	43,464
Arch Capital Group, Ltd.†	15,030	661,621
Employers Holdings, Inc.	2,694	55,442
Infinity Property & Casualty Corp.	1,024	59,638
Meadowbrook Insurance Group, Inc.	4,103	23,715
Navigators Group, Inc.†	923	47,138
ProAssurance Corp.	5,390	227,404
RLI Corp.	1,489	96,279
Safety Insurance Group, Inc.	1,115	51,480
Selective Insurance Group, Inc.	4,823	92,939
Stewart Information Services Corp.	1,561	40,586

5

Tower Group, Inc.	3,029	53,825
		1,453,531
Insurance-Reinsurance — 0.5%
Axis Capital Holdings, Ltd.	19,030	659,199
Internet Application Software — 0.1%
Dealertrack Technologies, Inc.†	3,746	107,585
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,526	10,987
Internet Content-Information/News — 0.1%
Dice Holdings, Inc.†	4,393	40,327
HealthStream, Inc.†	1,725	41,935
XO Group, Inc.†	2,156	20,051
		102,313
Internet Security — 0.1%
Sourcefire, Inc.†	2,639	124,613
VASCO Data Security International, Inc.†	2,529	20,637
		145,250
Internet Telephone — 0.5%
BroadSoft, Inc.†	20,351	739,352
Investment Companies — 0.1%
Prospect Capital Corp.	15,983	173,735
Investment Management/Advisor Services — 2.2%
Affiliated Managers Group, Inc.†	13,816	1,798,152
Calamos Asset Management, Inc., Class A	1,788	18,899
Cohen & Steers, Inc.	9,240	281,543
Financial Engines, Inc.†	3,611	100,205
National Financial Partners Corp.†	3,493	59,870
Virtus Investment Partners, Inc.†	509	61,559
Waddell & Reed Financial, Inc., Class A	18,630	648,697
		2,968,925
Lasers-System/Components — 0.4%
Coherent, Inc.	2,101	106,353
Cymer, Inc.†	2,730	246,874
Electro Scientific Industries, Inc.	2,191	21,800
II-VI, Inc.†	4,784	87,404
Newport Corp.†	3,359	45,178
Rofin-Sinar Technologies, Inc.†	2,463	53,398
		561,007
Leisure Products — 0.2%
Brunswick Corp.	7,851	228,386
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	1,677	57,270
UniFirst Corp.	1,313	96,269
		153,539
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	1,839	61,294
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	1,691	105,129
Machinery-Farming — 0.1%
Lindsay Corp.	1,116	89,414
Machinery-General Industrial — 1.4%
Albany International Corp., Class A	2,533	57,448
Altra Holdings, Inc.	14,240	313,992
Applied Industrial Technologies, Inc.	3,687	154,891
Chart Industries, Inc.†	7,514	500,958
Gardner Denver, Inc.	8,247	564,920
Intevac, Inc.†	2,058	9,405
Robbins & Myers, Inc.	3,734	221,986
Tennant Co.	1,630	71,639
		1,895,239
Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	913	45,960
Medidata Solutions, Inc.†	1,954	76,577
Quality Systems, Inc.	3,488	60,552
		183,089
Medical Instruments — 1.0%
Abaxis, Inc.	1,809	67,114
CONMED Corp.	2,498	69,819
CryoLife, Inc.	2,190	13,644
Endologix, Inc.†	74,006	1,053,845
Integra LifeSciences Holdings Corp.†	1,708	66,561
Natus Medical, Inc.†	2,627	29,370
NuVasive, Inc.†	3,817	59,011
SurModics, Inc.†	1,066	23,836
Symmetry Medical, Inc.†	3,226	33,937
		1,417,137
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,138	61,339
Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	1,563	14,395
Medical Products — 0.7%
ABIOMED, Inc.†	3,166	42,614
Cantel Medical Corp.	1,884	56,011
Cyberonics, Inc.†	2,091	109,840
Greatbatch, Inc.†	2,078	48,293
Haemonetics Corp.†	4,523	184,719
Hanger, Inc.†	3,003	82,162
Invacare Corp.	2,548	41,533
Luminex Corp.†	3,317	55,593
PSS World Medical, Inc.†	4,413	127,448
West Pharmaceutical Services, Inc.	2,992	163,812
		912,025
Medical-Biomedical/Gene — 1.5%
Acorda Therapeutics, Inc.†	3,522	87,557
Ariad Pharmaceuticals, Inc.†	31,314	600,603
Arqule, Inc.†	5,139	14,338
Cambrex Corp.†	2,619	29,804
Cubist Pharmaceuticals, Inc.†	26,433	1,111,772
Emergent Biosolutions, Inc.†	2,232	35,801
Enzo Biochem, Inc.†	2,928	7,906
Medicines Co.†	4,724	113,234
Momenta Pharmaceuticals, Inc.†	3,989	46,990
Spectrum Pharmaceuticals, Inc.	4,551	50,926
		2,098,931

6

Medical-Drugs — 1.0%
Akorn, Inc.†	5,942	79,385
Hi-Tech Pharmacal Co., Inc.	972	34,000
Jazz Pharmaceuticals PLC†	16,148	859,074
PharMerica Corp.†	2,586	36,825
Salix Pharmaceuticals, Ltd.†	4,386	177,545
ViroPharma, Inc.†	5,780	131,553
		1,318,382
Medical-HMO — 0.3%
Centene Corp.†	4,528	185,648
Magellan Health Services, Inc.†	2,424	118,776
Molina Healthcare, Inc.†	2,615	70,762
		375,186
Medical-Hospitals — 1.1%
LifePoint Hospitals, Inc.†	17,390	656,472
Universal Health Services, Inc., Class B	17,877	864,353
		1,520,825
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,532	41,655
Kindred Healthcare, Inc.†	4,673	50,562
		92,217
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.	3,057	112,773
Almost Family, Inc.	728	14,749
Amedisys, Inc.†	2,713	30,575
Amsurg Corp.†	2,778	83,368
Gentiva Health Services, Inc.†	2,498	25,105
LHC Group, Inc.†	1,296	27,605
		294,175
Metal Processors & Fabrication — 1.3%
CIRCOR International, Inc.	1,528	60,493
Haynes International, Inc.	5,934	307,797
Kaydon Corp.	2,815	67,363
Mueller Industries, Inc.	2,464	123,274
RBC Bearings, Inc.†	13,173	659,572
RTI International Metals, Inc.†	20,520	565,531
		1,784,030
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	1,458	21,535
Olympic Steel, Inc.	6,544	144,884
		166,419
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,501	39,429
Kaiser Aluminum Corp.	1,474	90,931
		130,360
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	5,491	124,152
John Bean Technologies Corp.	2,537	45,082
Movado Group, Inc.	1,555	47,707
		216,941
Multimedia — 0.0%
EW Scripps Co., Class A†	2,506	27,090
Networking Products — 1.4%
Anixter International, Inc.	2,347	150,161
Black Box Corp.	12,820	312,039
Ixia†	4,633	78,668
LogMeIn, Inc.†	1,958	43,879
NETGEAR, Inc.†	12,372	487,704
Procera Networks, Inc.†	42,287	784,441
		1,856,892
Non-Ferrous Metals — 0.3%
Globe Specialty Metals, Inc.	5,595	76,931
Horsehead Holding Corp.†	24,100	246,061
Materion Corp.	1,792	46,198
		369,190
Office Furnishings-Original — 0.4%
Herman Miller, Inc.	19,400	415,548
Interface, Inc.	5,031	80,899
		496,447
Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	48,270	354,302
Oil & Gas Drilling — 0.1%
Patterson-UTI Energy, Inc.	7,130	132,832
Oil Companies-Exploration & Production — 2.6%
Approach Resources, Inc.†	2,907	72,704
Bill Barrett Corp.†	19,940	354,733
Carrizo Oil & Gas, Inc.†	24,509	512,728
Comstock Resources, Inc.†	3,928	59,431
Contango Oil & Gas Co.	1,119	47,401
Energy XXI Bermuda, Ltd.	16,732	538,603
Gulfport Energy Corp.†	5,210	199,126
PDC Energy, Inc.†	2,654	88,139
Penn Virginia Corp.	4,831	21,305
PetroQuest Energy, Inc.†	4,944	24,473
Rex Energy Corp.†	76,181	991,877
Stone Energy Corp.†	4,341	89,077
Swift Energy Co.†	3,764	57,928
Triangle Petroleum Corp.†	84,185	504,268
		3,561,793
Oil Field Machinery & Equipment — 1.6%
Dril-Quip, Inc.†	11,351	829,191
Forum Energy Technologies, Inc.†	20,344	503,514
Gulf Island Fabrication, Inc.	11,654	280,046
Lufkin Industries, Inc.	2,948	171,367
Natural Gas Services Group, Inc.†	21,460	352,373
		2,136,491
Oil-Field Services — 1.4%
Basic Energy Services, Inc.†	2,399	27,372
C&J Energy Services, Inc.†	19,250	412,720
Exterran Holdings, Inc.†	5,692	124,769
Hornbeck Offshore Services, Inc.†	9,567	328,531
Matrix Service Co.†	48,862	561,913
Pioneer Energy Services Corp.†	5,440	39,494
SEACOR Holdings, Inc.	1,737	145,561
TETRA Technologies, Inc.†	34,868	264,648
		1,905,008

7

Paper & Related Products — 0.4%
Buckeye Technologies, Inc.	3,392	97,384
Clearwater Paper Corp.†	2,035	79,691
KapStone Paper and Packaging Corp.	3,366	74,691
Neenah Paper, Inc.	1,391	39,602
P.H. Glatfelter Co.	3,758	65,690
Schweitzer-Mauduit International, Inc.	2,722	106,240
Wausau Paper Corp.	4,066	35,211
		498,509
Patient Monitoring Equipment — 0.6%
Insulet Corp.†	35,346	750,042
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,976	31,843
IPC The Hospitalist Co., Inc.†	1,463	58,096
		89,939
Platinum — 0.1%
Stillwater Mining Co.†	10,244	130,918
Poultry — 0.1%
Sanderson Farms, Inc.	1,753	83,355
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	3,089	42,659
Powell Industries, Inc.†	794	32,975
Vicor Corp.†	1,723	9,339
		84,973
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	717	25,038
Private Corrections — 0.1%
Geo Group, Inc.	6,482	182,792
Protection/Safety — 0.0%
Landauer, Inc.	829	50,743
Publishing-Newspapers — 0.0%
Dolan Co.†	2,527	9,830
Real Estate Investment Trusts — 6.3%
Acadia Realty Trust	4,443	111,430
BioMed Realty Trust, Inc.	33,640	650,261
Campus Crest Communities, Inc.	49,550	607,483
Cedar Realty Trust, Inc.	4,794	25,312
Colonial Properties Trust	7,264	155,232
Corporate Office Properties Trust	7,560	188,849
Cousins Properties, Inc.	52,187	435,761
DiamondRock Hospitality Co.	17,114	154,026
EastGroup Properties, Inc.	11,859	638,133
EPR Properties	4,108	189,420
Extra Space Storage, Inc.	8,982	326,855
Franklin Street Properties Corp.	6,328	77,898
Getty Realty Corp.	2,343	42,315
Government Properties Income Trust	3,786	90,750
Healthcare Realty Trust, Inc.	7,650	183,677
Hersha Hospitality Trust	61,320	306,600
Inland Real Estate Corp.	6,815	57,110
Kilroy Realty Corp.	6,541	309,847
Kite Realty Group Trust	6,407	35,815
LaSalle Hotel Properties	28,966	735,447
Lexington Realty Trust	13,318	139,173
LTC Properties, Inc.	2,675	94,133
Medical Properties Trust, Inc.	11,889	142,192
Mid-America Apartment Communities, Inc.	12,377	801,411
Parkway Properties, Inc.	2,926	40,935
Pebblebrook Hotel Trust	32,320	746,592
Pennsylvania Real Estate Investment Trust	4,615	81,409
Post Properties, Inc.	4,772	238,361
PS Business Parks, Inc.	1,576	102,409
Sabra Health Care REIT, Inc.	3,249	70,568
Saul Centers, Inc.	1,117	47,796
Senior Housing Properties Trust	4,980	117,727
Sovran Self Storage, Inc.	2,669	165,745
Tanger Factory Outlet Centers	8,235	281,637
Universal Health Realty Income Trust	1,113	56,329
Urstadt Biddle Properties, Inc., Class A	2,239	44,064
Washington Real Estate Investment Trust	3,840	100,416
		8,593,118
Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	14,980	298,102
HFF, Inc., Class A	36,435	542,881
Jones Lang LaSalle, Inc.	3,520	295,469
		1,136,452
Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	3,042	52,718
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	1,162	38,799
Research & Development — 0.1%
PAREXEL International Corp.†	5,159	152,655
Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.†	2,512	104,675
Vail Resorts, Inc.	7,551	408,434
		513,109
Retail-Apparel/Shoe — 2.5%
ANN, Inc.†	14,940	505,570
Brown Shoe Co., Inc.	3,573	65,636
Buckle, Inc.	2,402	107,225
Cato Corp., Class A	9,853	270,268
Children’s Place Retail Stores, Inc.†	2,069	91,636
Christopher & Banks Corp.†	3,243	17,674
Fifth & Pacific Cos., Inc.†	9,925	123,566
Finish Line, Inc., Class A	4,458	84,390
Francesca’s Holdings Corp.†	20,876	541,941
Genesco, Inc.†	2,118	116,490
Guess?, Inc.	19,390	475,831
Hot Topic, Inc.	29,761	287,194
Jos. A. Bank Clothiers, Inc.†	2,451	104,363
Men’s Wearhouse, Inc.	4,195	130,716
rue21, Inc.†	1,376	39,065
Stein Mart, Inc.	2,415	18,209

8

Urban Outfitters, Inc.†	11,874	467,361
		3,447,135
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack	4,657	45,778
Retail-Automobile — 0.6%
Group 1 Automotive, Inc.	1,873	116,107
Lithia Motors, Inc., Class A	1,837	68,740
Penske Automotive Group, Inc.	18,065	543,576
Sonic Automotive, Inc., Class A	3,211	67,078
		795,501
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	2,380	125,735
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	1,766	8,494
Retail-Convenience Store — 0.7%
Casey’s General Stores, Inc.	3,359	178,363
Pantry, Inc.†	67,702	821,225
		999,588
Retail-Discount — 0.0%
Fred’s, Inc., Class A	2,961	39,411
Tuesday Morning Corp.†	3,727	23,294
		62,705
Retail-Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	1,723	28,102
Kirkland’s, Inc.†	1,317	13,947
Pier 1 Imports, Inc.	20,542	410,840
		452,889
Retail-Jewelry — 0.0%
Zale Corp.†	2,299	9,449
Retail-Leisure Products — 0.3%
MarineMax, Inc.†	40,694	363,804
Retail-Office Supplies — 0.1%
OfficeMax, Inc.	7,607	74,244
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	2,548	101,079
Ezcorp, Inc.†	3,964	78,725
First Cash Financial Services, Inc.†	2,311	114,672
		294,476
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,755	19,481
Retail-Regional Department Stores — 0.1%
Stage Stores, Inc.	2,798	69,334
Retail-Restaurants — 1.2%
Biglari Holdings, Inc.†	106	41,342
BJ’s Restaurants, Inc.†	2,163	71,163
Buffalo Wild Wings, Inc.†	1,631	118,769
CEC Entertainment, Inc.	1,474	48,922
Cracker Barrel Old Country Store, Inc.	2,077	133,468
DineEquity, Inc.†	1,358	90,986
Domino’s Pizza, Inc.	15,666	682,254
Jack in the Box, Inc.†	3,763	107,622
Papa John’s International, Inc.†	1,521	83,564
Red Robin Gourmet Burgers, Inc.†	1,137	40,125
Ruby Tuesday, Inc.†	5,247	41,241
Ruth’s Hospitality Group, Inc.†	3,115	22,646
Sonic Corp.†	4,778	49,739
Texas Roadhouse, Inc.	5,142	86,386
		1,618,227
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,476	19,336
Hibbett Sports, Inc.†	2,264	119,313
Zumiez, Inc.†	1,952	37,888
		176,537
Retail-Video Rentals — 0.1%
Coinstar, Inc.†	2,647	137,670
Retail-Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	12,105	402,855
Vitamin Shoppe, Inc.†	2,645	151,717
		554,572
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,723	41,253
Savings & Loans/Thrifts — 0.8%
Bank Mutual Corp.	3,778	16,245
BankUnited, Inc.	11,800	288,392
Brookline Bancorp, Inc.	6,141	52,199
Dime Community Bancshares, Inc.	2,529	35,128
Northwest Bancshares, Inc.	8,562	103,943
Oritani Financial Corp.	3,414	52,302
People’s United Financial, Inc.	23,610	285,445
Provident Financial Services, Inc.	4,748	70,840
Westfield Financial, Inc.	29,920	216,322
		1,120,816
Schools — 0.1%
American Public Education, Inc.†	1,584	57,198
Capella Education Co.†	1,003	28,315
Career Education Corp.†	4,472	15,742
Corinthian Colleges, Inc.†	6,844	16,699
ITT Educational Services, Inc.†	1,370	23,728
Lincoln Educational Services Corp.	1,878	10,498
Universal Technical Institute, Inc.	1,899	19,066
		171,246
Seismic Data Collection — 0.1%
Geospace Technologies Corp.†	1,118	99,357
ION Geophysical Corp.†	10,535	68,583
		167,940
Semiconductor Components-Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	5,743	166,375
Exar Corp.†	67,108	597,261
Hittite Microwave Corp.†	2,377	147,612
Micrel, Inc.	4,122	39,159
Pericom Semiconductor Corp.†	1,877	15,072
Power Integrations, Inc.	2,541	85,403
Sigma Designs, Inc.†	2,934	15,110

9

TriQuint Semiconductor, Inc.†	14,584	70,587
		1,136,579
Semiconductor Equipment — 2.3%
ATMI, Inc.†	2,807	58,610
Brooks Automation, Inc.	5,817	46,827
Cabot Microelectronics Corp.	2,034	72,227
Cohu, Inc.	1,997	21,648
Kulicke & Soffa Industries, Inc.†	6,582	78,918
MKS Instruments, Inc.	4,615	118,975
Nanometrics, Inc.†	1,868	26,937
Rudolph Technologies, Inc.†	36,456	490,333
Teradyne, Inc.†	83,390	1,408,457
Tessera Technologies, Inc.	4,581	75,220
Ultratech, Inc.†	2,370	88,401
Veeco Instruments, Inc.†	23,204	684,982
		3,171,535
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,860	123,952
Steel-Producers — 0.7%
AK Steel Holding Corp.	11,921	54,836
Carpenter Technology Corp.	17,560	906,623
		961,459
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	3,327	69,301
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	10,154	51,481
Oplink Communications, Inc.†	1,678	26,143
		77,624
Telecom Services — 0.1%
Cbeyond, Inc.†	2,615	23,640
Lumos Networks Corp.	1,300	13,026
Neutral Tandem, Inc.	2,656	6,826
NTELOS Holdings Corp.	1,354	17,751
USA Mobility, Inc.	1,924	22,472
		83,715
Telecommunication Equipment — 0.8%
Arris Group, Inc.†	9,942	148,534
Comtech Telecommunications Corp.	1,525	38,705
Plantronics, Inc.	24,620	907,739
Symmetricom, Inc.†	3,585	20,685
		1,115,663
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	819	30,066
Cincinnati Bell, Inc.†	17,489	95,840
General Communication, Inc., Class A†	2,853	27,360
		153,266
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,054	20,975
Theaters — 0.4%
Cinemark Holdings, Inc.	19,892	516,794
Therapeutics — 0.6%
BioMarin Pharmaceutical, Inc.†	12,871	633,897
Questcor Pharmaceuticals, Inc.	5,126	136,966
		770,863
Tobacco — 0.0%
Alliance One International, Inc.†	7,225	26,299
Tools-Hand Held — 0.4%
Snap-on, Inc.	7,120	562,409
Toys — 0.0%
JAKKS Pacific, Inc.	1,815	22,724
Transactional Software — 0.1%
Bottomline Technologies, Inc.†	3,278	86,507
Synchronoss Technologies, Inc.†	2,379	50,173
		136,680
Transport-Marine — 0.7%
Diana Shipping, Inc.†	19,870	145,051
Kirby Corp.†	6,360	393,621
Tidewater, Inc.	8,080	361,014
		899,686
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	6,440	489,955
Transport-Services — 0.7%
Bristow Group, Inc.	3,155	169,297
Hub Group, Inc., Class A†	21,634	726,903
		896,200
Transport-Truck — 1.3%
Arkansas Best Corp.	2,089	19,950
Forward Air Corp.	2,576	90,186
Heartland Express, Inc.	4,027	52,633
Knight Transportation, Inc.	5,174	75,695
Old Dominion Freight Line, Inc.†	20,406	699,518
Swift Transportation Co.†	87,137	794,689
		1,732,671
Travel Services — 0.0%
Interval Leisure Group, Inc.	3,391	65,752
Veterinary Diagnostics — 0.1%
Neogen Corp.†	1,958	88,737
Water — 0.1%
American States Water Co.	1,685	80,846
Web Hosting/Design — 0.1%
NIC, Inc.	5,158	84,282
Web Portals/ISP — 0.0%
Blucora, Inc.†	3,573	56,132
Wire & Cable Products — 0.2%
Belden, Inc.	3,873	174,246
Encore Wire Corp.	1,631	49,436
		223,682
Wireless Equipment — 1.5%
Aruba Networks, Inc.†	33,061	686,016
InterDigital, Inc.	8,710	357,981
SBA Communications Corp., Class A†	12,072	857,353

10

ViaSat, Inc.†	3,512	136,617
		2,037,967
Total Common Stock (cost $111,510,187)		130,792,464
EXCHANGE-TRADED FUNDS — 0.9%
iShares Core S&P Small-Cap ETF	11,400	891,594
iShares Nasdaq Biotechnology Index Fund	3,070	421,265
Total EXCHANGE-TRADED FUNDS (cost $1,067,309)		1,312,859
Total Long-Term Investment Securities (cost $112,577,496)		132,105,323
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.04% due 03/14/2012(1) (cost $79,991)	$80,000	79,993
REPURCHASE AGREEMENTS — 2.5%
State Street Bank & Trust Co. bearing interest at 0.01% dated 12/31/2012 to be repurchased 01/02/2013 in the amount of $667,000 and collateralized by $685,000 of United States Treasury Notes, bearing interest at 0.25% due 10/15/2015 and having approximate value of $684,144.	667,000	667,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	2,757 ,000	2,757,000
Total Repurchase Agreements (cost $3,424,000)		3,424,000
TOTAL INVESTMENTS (cost $116,081,487)(3)	99.6%	135,609,316
Other assets less liabilities	0.4	479,848
NET ASSETS	100.0%	$136,089,164

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
7	Long	Russell 2000 Mini Index	March 2013	$591,792	$592,620	$828

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$9,727,877	$—	$—	$9,727,877
Real Estate Investment Trusts	8,593,118	—	—	8,593,118
Other Industries*	112,471,469	—	—	112,471,469
Exchange-Traded Funds	1,312,859	—	—	1,312,859
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,993	—	79,993
Repurchase Agreements	—	3,424,000	—	3,424,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	828	—	—	828
Total	$132,106,151	$3,503,993	$—	$135,610,144

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 96.0%
Australia — 3.4%
AGL Energy, Ltd.(1)	6,434	$103,322
ALS, Ltd.(1)	4,795	54,505
Alumina, Ltd.(1)	32,508	31,435
Amcor, Ltd.(1)	14,126	119,448
AMP, Ltd.(1)	33,615	170,862
APA Group(1)	11,066	63,876
Asciano, Ltd.(1)	13,021	63,634
ASX, Ltd.(1)	2,474	80,713
Aurizon Holdings, Ltd.(1)	20,846	81,870
Australia & New Zealand Banking Group, Ltd.(1)	31,060	813,179
Bendigo and Adelaide Bank, Ltd.(1)	6,027	53,740
BGP Holdings PLC†(4)(5)	98,723	0
BHP Billiton, Ltd.(1)	37,258	1,455,040
Boral, Ltd.(1)	10,339	47,557
Brambles, Ltd.(1)	18,353	146,056
Caltex Australia, Ltd.(1)	1,940	39,099
Coca-Cola Amatil, Ltd.(1)	54,254	762,778
Cochlear, Ltd.(1)	729	60,310
Commonwealth Bank of Australia(1)	18,227	1,183,978
Computershare, Ltd.(1)	6,058	57,045
Crown, Ltd.(1)	5,661	63,063
CSL, Ltd.(1)	5,841	329,970
Dexus Property Group(1)	65,265	69,201
Echo Entertainment Group, Ltd.(1)	10,108	36,447
Fortescue Metals Group, Ltd.(1)	17,590	87,270
Goodman Group(1)	21,087	95,933
GPT Group(1)	18,840	72,801
Iluka Resources, Ltd.(1)	5,221	50,595
Incitec Pivot, Ltd.(1)	20,245	68,797
Insurance Australia Group, Ltd.(1)	24,273	119,373
Leighton Holdings, Ltd.(1)	57,696	1,085,500
Lend Lease Group(1)	7,417	72,260
Macquarie Group, Ltd.(1)	3,894	144,820
Metcash, Ltd.(1)	11,717	40,804
Mirvac Group(1)	46,390	72,291
National Australia Bank, Ltd.(1)	26,077	681,986
Newcrest Mining, Ltd.(1)	8,772	204,799
Orica, Ltd.(1)	4,338	114,074
Origin Energy, Ltd.(1)	13,050	159,702
OZ Minerals, Ltd.(1)	4,754	33,850
QBE Insurance Group, Ltd.(1)	13,373	153,062
Ramsay Health Care, Ltd.(1)	1,688	47,957
Rio Tinto, Ltd.(1)	5,048	351,360
Santos, Ltd.(1)	11,108	130,092
Seven West Media, Ltd.(1)	480,480	828,773
Shopping Centres Australasia Property Group†	2,746	4,277
Sonic Healthcare, Ltd.(1)	4,799	67,013
Stockland(1)	26,988	99,499
Suncorp Group, Ltd.(1)	14,855	157,938
Tatts Group, Ltd.(1)	19,655	61,886
Telstra Corp., Ltd.(1)	49,165	223,971
Toll Holdings, Ltd.(1)	9,469	45,330
Transurban Group(1)	15,796	100,322
Treasury Wine Estates, Ltd.(1)	8,559	42,150
Wesfarmers, Ltd.(1)	11,628	448,705
Westfield Group(1)	24,986	275,705
Westfield Retail Trust(1)	34,588	108,859
Westpac Banking Corp.(1)	35,340	966,139
Woodside Petroleum, Ltd.(1)	7,646	272,499
Woolworths, Ltd.(1)	14,227	434,835
WorleyParsons, Ltd.(1)	2,456	60,588
		13,872,943
Austria — 0.1%
Andritz AG(1)	1,084	69,645
Erste Group Bank AG†(1)	2,835	90,651
Immoeast AG(4)(5)	266,985	0
IMMOFINANZ AG(1)	17,721	74,709
OMV AG(1)	2,171	78,833
Voestalpine AG(1)	1,806	66,409
		380,247
Belgium — 0.5%
Ageas(1)	2,849	85,002
Anheuser-Busch InBev NV(1)	16,844	1,471,974
Belgacom SA(1)	2,043	60,220
Colruyt SA(1)	928	46,076
Delhaize Group SA(1)	1,417	56,758
Groupe Bruxelles Lambert SA(1)	1,155	91,054
KBC Groep NV(1)	1,954	68,014
Solvay SA(1)	700	100,766
UCB SA(1)	1,367	78,642
Umicore SA(1)	1,419	78,245
		2,136,751
Bermuda — 0.3%
Huabao International Holdings, Ltd.(1)	1,244,285	613,802
Kerry Properties, Ltd.(1)	10,500	54,774
Li & Fung, Ltd.(1)	68,000	122,519
Noble Group, Ltd.(1)	45,454	43,831
Seadrill, Ltd.(1)	3,960	145,943
Shangri-La Asia, Ltd.(1)	24,000	48,360
Yue Yuen Industrial Holdings, Ltd.(1)	11,500	38,823
		1,068,052
Brazil — 1.5%
Banco do Brasil SA(1)	268,800	3,429,099
Grupo BTG Pactual(1)	44,300	673,480
OGX Petroleo e Gas Participacoes SA†(1)	270,900	593,940
Sul America SA(1)	165,768	1,441,429
		6,137,948
Canada — 2.6%
Canadian Natural Resources, Ltd.	60,300	1,736,194
Canadian Pacific Railway, Ltd.	28,785	2,919,882
Encana Corp.	62,612	1,237,510
Kinross Gold Corp.	232,697	2,261,815
Potash Corp. of Saskatchewan, Inc.	48,081	1,956,689
Yamana Gold, Inc.	31,156	536,195
		10,648,285
Cayman Islands — 0.9%
ASM Pacific Technology, Ltd.(1)	2,500	30,688
Ctrip.com International, Ltd. ADR†	45,868	1,045,332
Hengdeli Holdings, Ltd.(1)	4,020,000	1,463,792
Sands China, Ltd.(1)	27,800	124,710
Wynn Macau, Ltd.†(1)	19,600	54,016
Youku Todou, Inc. ADR†	52,545	958,421
		3,676,959
Chile — 0.4%
Enersis SA(1)	1,857,506	679,693

1

Enersis SA ADR	38,319	698,172
		1,377,865
China — 0.9%
China Construction Bank Corp., Class H(1)	2,628,000	2,141,831
Yanzhou Coal Mining Co., Ltd.(1)	826,000	1,394,976
		3,536,807
Cyprus — 0.3%
Globaltrans Investment PLC GDR*(6)	72,400	1,195,324
Czech Republic — 0.4%
CEZ AS(1)	43,911	1,579,362
Denmark — 1.5%
AP Moeller - Maersk A/S, Series B(1)	422	3,230,174
Carlsberg A/S, Class B(1)	1,272	125,056
Coloplast A/S(1)	1,505	73,761
Danske Bank A/S†(1)	7,817	132,893
DSV A/S(1)	2,806	73,170
Novo Nordisk A/S, Class B(1)	14,622	2,388,063
Novozymes A/S, Class B(1)	3,063	86,684
TDC A/S(1)	7,658	54,270
		6,164,071
Finland — 0.2%
Elisa Oyj(1)	2,439	54,502
Fortum Oyj(1)	5,203	97,845
Kone Oyj, Class B(1)	1,800	133,286
Metso Oyj(1)	1,648	71,792
Nokia Oyj(1)	43,473	170,962
Nokian Renkaat Oyj(1)	1,397	56,213
Sampo Oyj, Class A(1)	5,028	162,587
Stora Enso Oyj, Class R(1)	7,337	51,893
UPM-Kymmene Oyj(1)	6,445	76,590
Wartsila Oij Abp(1)	2,110	93,324
		968,994
France — 5.9%
Accor SA(1)	1,892	67,867
Air Liquide SA(1)	3,594	450,388
Alstom SA(1)	2,489	101,992
Arkema SA(1)	755	79,384
AtoS(1)	747	53,228
AXA SA(1)	20,521	371,183
BNP Paribas SA(1)	28,576	1,610,748
Bouygues SA(1)	2,503	73,805
Bureau Veritas SA(1)	709	78,829
Cap Gemini SA(1)	1,867	81,364
Carrefour SA(1)	7,154	185,256
Casino Guichard Perrachon SA(1)	694	66,759
Christian Dior SA(1)	654	113,067
Cie de St-Gobain(1)	4,609	197,213
Cie Generale d’Optique Essilor International SA(1)	2,410	244,351
Cie Generale de Geophysique - Veritas†(1)	1,907	57,474
Cie Generale des Etablissements Michelin(1)	2,104	199,465
Credit Agricole SA†(1)	11,426	92,769
Danone SA(1)	67,574	4,464,589
Dassault Systemes SA(1)	779	87,205
Edenred(1)	2,152	66,921
Electricite de France SA(1)	3,063	57,408
Eutelsat Communications SA(1)	1,759	58,405
France Telecom SA(1)	22,061	247,052
GDF Suez(1)	14,913	307,266
Groupe Eurotunnel SA(1)	7,687	59,353
Iliad SA(1)	280	48,198
Klepierre(1)	1,504	60,620
L’Oreal SA(1)	2,749	384,008
Lafarge SA(1)	2,192	140,459
Lagardere SCA(1)	1,692	57,451
Legrand SA(1)	2,930	123,666
LVMH Moet Hennessy Louis Vuitton SA(1)	2,948	549,352
Natixis(1)	12,968	44,865
Pernod-Ricard SA(1)	2,494	293,261
PPR(1)	882	164,390
Publicis Groupe SA(1)	2,194	131,455
Renault SA(1)	38,715	2,135,981
Safran SA(1)	2,676	116,769
Sanofi(1)	13,762	1,305,122
Schneider Electric SA(1)	22,864	1,705,278
SCOR SE(1)	2,191	59,079
Societe BIC SA(1)	405	48,347
Societe Generale SA†(1)	36,925	1,388,905
Sodexo(1)	1,178	98,711
Suez Environnement Co.(1)	3,689	44,481
Technip SA(1)	1,143	131,593
Total SA(1)	24,663	1,276,496
Unibail-Rodamco SE(1)	1,098	268,798
Vallourec SA(1)	8,629	450,316
Veolia Environnement SA(1)	4,196	51,149
Vinci SA(1)	5,465	260,092
Vivendi SA(1)	121,291	2,731,433
Wendel SA(1)	495	51,246
Zodiac Aerospace(1)	466	52,044
		23,646,906
Germany — 5.1%
Adidas AG(1)	2,415	215,221
Allianz SE(1)	5,273	730,504
BASF SE(1)	10,622	998,376
Bayer AG(1)	9,601	911,735
Bayerische Motoren Werke AG(1)	4,175	402,645
Beiersdorf AG(1)	9,739	795,772
Brenntag AG(1)	654	85,921
Commerzbank AG†(1)	44,176	84,069
Continental AG(1)	1,327	153,541
Daimler AG(1)	35,241	1,925,736
Deutsche Bank AG(1)	10,860	473,143
Deutsche Boerse AG(1)	27,241	1,662,681
Deutsche Lufthansa AG(1)	3,169	59,566
Deutsche Post AG(1)	10,674	234,052
Deutsche Telekom AG(1)	32,830	372,989
E.ON SE(1)	20,982	390,739
Fresenius Medical Care AG & Co. KGaA(1)	2,578	178,120

2

Fresenius SE & Co. KGaA(1)	9,828	1,131,134
GEA Group AG(1)	2,378	76,807
Hannover Rueckversicherung AG(1)	824	64,136
HeidelbergCement AG(1)	1,704	103,233
Henkel AG & Co. KGaA(1)	1,978	135,475
Hugo Boss AG(1)	325	34,461
Infineon Technologies AG(1)	12,841	104,202
K+S AG(1)	2,039	94,270
Kabel Deutschland Holding AG(1)	26,810	2,004,807
Lanxess AG(1)	1,008	88,156
Linde AG(1)	2,151	375,112
MAN SE(1)	535	57,207
Merck KGaA(1)	740	97,634
Metro AG(1)	1,521	42,164
Muenchener Rueckversicherungs AG(1)	2,088	374,887
RWE AG(1)	6,121	252,692
SAP AG(1)	19,744	1,581,623
Siemens AG(1)	9,519	1,034,616
Suedzucker AG(1)	1,132	46,320
ThyssenKrupp AG(1)	139,742	3,283,415
Volkswagen AG(1)	413	88,726
		20,745,887
Greece — 0.0%
Coca-Cola Hellenic Bottling Co. SA(1)	2,263	53,538
OPAP SA(1)	2,778	19,899
		73,437
Guernsey — 0.0%
Resolution, Ltd.(1)	17,976	71,758
Hong Kong — 3.9%
AIA Group, Ltd.(1)	125,600	500,571
Bank of East Asia, Ltd.(1)	17,600	68,357
BOC Hong Kong Holdings, Ltd.(1)	43,000	134,903
Cheung Kong Holdings, Ltd.(1)	17,000	263,141
China Mobile, Ltd.(1)	74,500	872,682
China Overseas Land & Investment, Ltd.(1)	706,000	2,138,591
CLP Holdings, Ltd.(1)	22,000	185,167
Galaxy Entertainment Group, Ltd.†(1)	25,000	99,557
Guangdong Investment, Ltd.(1)	1,472,000	1,155,068
Hang Lung Properties, Ltd.(1)	865,437	3,469,974
Hang Seng Bank, Ltd.(1)	9,600	148,304
Henderson Land Development Co., Ltd.(1)	12,000	85,482
Hong Kong & China Gas Co., Ltd.(1)	62,000	170,041
Hong Kong Exchanges and Clearing, Ltd.(1)	12,100	208,452
Hutchison Whampoa, Ltd.(1)	25,000	265,208
Hysan Development Co., Ltd.(1)	10,000	48,425
Link REIT(1)	28,500	142,725
MTR Corp., Ltd.(1)	19,000	75,211
New World Development Co., Ltd.(1)	856,000	1,345,636
Power Assets Holdings, Ltd.(1)	16,500	141,620
Sino Land Co., Ltd.(1)	38,000	68,426
SJM Holdings, Ltd.(1)	812,000	1,910,843
Sun Hung Kai Properties, Ltd.(1)	19,000	287,757
Swire Pacific, Ltd., Class A(1)	8,500	105,629
Swire Properties, Ltd.(1)	15,200	51,116
Wharf Holdings, Ltd.(1)	19,000	150,459
Wheelock & Co., Ltd.(1)	13,000	65,987
Yuexiu Property Co., Ltd.(1)	4,820,000	1,543,312
		15,702,644
India — 1.6%
Axis Bank, Ltd.(1)	70,939	1,768,968
Housing Development & Infrastructure, Ltd.†(1)	358,896	742,126
ICICI Bank, Ltd. ADR	9,533	415,734
Infosys, Ltd. ADR	31,400	1,328,220
Reliance Industries, Ltd. GDR(1)	69,038	2,129,164
		6,384,212
Indonesia — 0.6%
Bank Negara Indonesia Persero Tbk PT(1)	2,369,375	913,074
Indofood Sukses Makmur Tbk PT(1)	2,658,000	1,615,719
		2,528,793
Ireland — 0.1%
CRH PLC(1)	8,257	171,340
Elan Corp. PLC†(1)	5,948	61,428
James Hardie Industries CDI(1)	5,332	51,583
Kerry Group PLC, Class A(1)	1,781	94,537
Prothena Corp PLC†	145	1,063
		379,951
Isle of Man — 0.0%
Genting Singapore PLC(1)	81,000	92,683
Israel — 0.2%
Bank Hapoalim BM†(1)	16,393	70,524
Bank Leumi Le-Israel BM(1)	17,986	61,502
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	29,678	34,273
Israel Chemicals, Ltd.(1)	5,751	69,331
Mellanox Technologies, Ltd.†(1)	423	25,462
NICE Systems, Ltd.†(1)	1,013	33,939
Teva Pharmaceutical Industries, Ltd.(1)	11,214	419,724
		714,755
Italy — 1.5%
Assicurazioni Generali SpA(1)	13,608	248,220
Atlantia SpA(1)	3,786	68,667
Banco Popolare SC†(1)	23,222	38,870
Enel Green Power SpA(1)	21,943	41,039
Enel SpA(1)	76,301	317,441
Eni SpA(1)	29,356	724,199
ENI SpA ADR	34,100	1,675,674
Fiat Industrial SpA(1)	9,881	108,340
Fiat SpA†(1)	11,016	55,643
Finmeccanica SpA†(1)	5,369	31,116
Intesa Sanpaolo SpA(1)	121,645	210,446
Luxottica Group SpA(1)	1,966	81,689
Mediobanca SpA(1)	7,107	44,023

3

Pirelli & C. SpA(1)	3,131	35,922
Prada SpA(1)	176,800	1,710,369
Prysmian SpA(1)	2,452	49,609
Saipem SpA(1)	2,957	114,724
Snam SpA(1)	19,433	90,364
Telecom Italia SpA(1)	156,000	141,012
Terna Rete Elettrica Nazionale SpA(1)	16,913	67,733
UniCredit SpA†(1)	46,170	227,992
Unione di Banche Italiane ScpA(1)	10,646	49,657
		6,132,749
Japan — 15.9%
Advantest Corp.(1)	1,800	28,408
Aeon Co., Ltd.(1)	8,300	94,874
Aisin Seiki Co., Ltd.(1)	2,500	77,968
Ajinomoto Co., Inc.(1)	8,000	105,849
All Nippon Airways Co., Ltd.(1)	16,000	33,544
Amada Co., Ltd.(1)	6,000	39,041
Asahi Glass Co., Ltd.(1)	13,000	94,450
Asahi Group Holdings, Ltd.(1)	4,900	103,866
Asahi Kasei Corp.(1)	305,000	1,801,127
Asics Corp.(1)	2,400	36,564
Astellas Pharma, Inc.(1)	5,100	229,099
Bank of Kyoto, Ltd.(1)	7,000	58,895
Bank of Yokohama, Ltd.(1)	214,000	993,351
Benesse Holdings, Inc.(1)	1,100	45,593
Bridgestone Corp.(1)	7,900	204,777
Brother Industries, Ltd.(1)	3,400	36,684
Canon, Inc.(1)	13,200	517,733
Central Japan Railway Co.(1)	1,800	146,044
Chiba Bank, Ltd.(1)	12,000	70,208
Chubu Electric Power Co., Inc.(1)	7,800	104,078
Chugai Pharmaceutical Co., Ltd.(1)	2,900	55,579
Chugoku Electric Power Co., Inc.(1)	4,000	62,728
Credit Saison Co., Ltd.(1)	2,100	52,514
Dai Nippon Printing Co., Ltd.(1)	8,000	62,694
Dai-ichi Life Insurance Co., Ltd.(1)	100	140,704
Daihatsu Motor Co., Ltd.(1)	3,000	59,339
Daiichi Sankyo Co., Ltd.(1)	8,600	131,920
Daikin Industries, Ltd.(1)	3,000	103,081
Daito Trust Construction Co., Ltd.(1)	1,000	94,102
Daiwa House Industry Co., Ltd.(1)	7,000	120,447
Daiwa Securities Group, Inc.(1)	22,000	122,533
Dena Co., Ltd.(1)	1,200	39,457
Denso Corp.(1)	5,900	205,290
Dentsu, Inc.(1)	2,600	69,840
East Japan Railway Co.(1)	24,200	1,564,683
Eisai Co., Ltd.(1)	3,200	133,614
Electric Power Development Co., Ltd.(1)	1,800	42,670
FANUC Corp.(1)	28,200	5,244,180
Fast Retailing Co., Ltd.(1)	600	152,384
Fuji Heavy Industries, Ltd.(1)	8,000	100,730
FUJIFILM Holdings Corp.(1)	5,600	112,793
Fujitsu, Ltd.(1)	22,000	92,371
Fukuoka Financial Group, Inc.(1)	14,000	56,034
Hamamatsu Photonics KK(1)	1,200	43,292
Hankyu Hanshin Holdings, Inc.(1)	16,000	82,601
Hirose Electric Co., Ltd.(1)	400	47,890
Hiroshima Bank, Ltd.(1)	12,000	50,279
Hisamitsu Pharmaceutical Co., Inc.(1)	1,100	54,541
Hitachi, Ltd.(1)	54,000	317,797
Hokkaido Electric Power Co., Inc.(1)	2,800	34,001
Hokuriku Electric Power Co.(1)	2,600	30,740
Honda Motor Co., Ltd.(1)	19,100	703,996
Hoya Corp.(1)	5,100	100,414
IHI Corp.(1)	22,000	56,549
Inpex Corp.(1)	25	133,421
Isetan Mitsukoshi Holdings, Ltd.(1)	6,100	59,372
Isuzu Motors, Ltd.(1)	476,000	2,835,460
ITOCHU Corp.(1)	18,400	194,228
J. Front Retailing Co., Ltd.(1)	8,000	44,107
Japan Airlines Co., Ltd.†(1)	29,300	1,254,100
Japan Real Estate Investment Corp.(1)	9	88,279
Japan Retail Fund Investment Corp.(1)	32	58,697
Japan Tobacco, Inc.(1)	167,500	4,722,107
JFE Holdings, Inc.(1)	6,100	115,002
JGC Corp.(1)	3,000	93,457
Joyo Bank, Ltd.(1)	12,000	56,707
JSR Corp.(1)	2,700	51,008
Jupiter Telecommunications Co., Ltd.(1)	28	34,780
JX Holdings, Inc.(1)	27,500	154,886
Kajima Corp.(1)	13,000	42,936
Kansai Electric Power Co., Inc.(1)	9,100	95,611
Kao Corp.(1)	6,100	158,932
Kawasaki Heavy Industries, Ltd.(1)	20,000	54,351
KDDI Corp.(1)	27,712	1,957,437
Keikyu Corp.(1)	8,000	70,803
Keio Corp.(1)	9,000	67,105
Keyence Corp.(1)	8,500	2,345,924
Kintetsu Corp.(1)	22,000	90,000
Kirin Holdings Co., Ltd.(1)	11,000	129,255
Kobe Steel, Ltd.(1)	43,000	54,906
Komatsu, Ltd.†(1)	11,100	284,043
Konami Corp.(1)	1,500	33,725
Konica Minolta Holdings, Inc.(1)	6,500	46,829
Kubota Corp.(1)	13,000	149,310
Kuraray Co., Ltd.(1)	5,000	65,462
Kurita Water Industries, Ltd.(1)	2,200	48,336
Kyocera Corp.(1)	1,800	163,226
Kyushu Electric Power Co., Inc.(1)	5,900	67,351
Lawson, Inc.(1)	800	54,379
LIXIL Group Corp.(1)	3,500	77,941
Makita Corp.(1)	1,500	69,769
Marubeni Corp.(1)	21,000	150,488
Mazda Motor Corp.†(1)	38,000	77,597
MEIJI Holdings Co., Ltd.(1)	1,000	43,343
Mitsubishi Chemical Holdings Corp.(1)	17,500	87,293
Mitsubishi Corp.(1)	16,700	321,003
Mitsubishi Electric Corp.(1)	23,000	195,763
Mitsubishi Estate Co., Ltd.(1)	163,000	3,896,728
Mitsubishi Gas Chemical Co., Inc.(1)	6,000	36,763
Mitsubishi Heavy Industries, Ltd.(1)	36,000	174,089
Mitsubishi Materials Corp.(1)	18,000	61,354
Mitsubishi Motors Corp.†(1)	63,000	65,122
Mitsubishi Tanabe Pharma Corp.(1)	3,000	39,115

4

Mitsubishi UFJ Financial Group, Inc.(1)	149,000	801,790
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	1,020	43,869
Mitsui & Co., Ltd.(1)	20,600	308,182
Mitsui Chemicals, Inc.(1)	15,000	39,180
Mitsui Fudosan Co., Ltd.(1)	10,000	244,311
Mitsui OSK Lines, Ltd.(1)	15,000	44,700
Mizuho Financial Group, Inc.(1)	267,100	488,698
MS&AD Insurance Group Holdings(1)	6,400	127,862
Murata Manufacturing Co., Ltd.(1)	18,300	1,079,311
Nabtesco Corp.(1)	67,900	1,502,602
Namco Bandai Holdings, Inc.(1)	2,700	35,016
NEC Corp.†(1)	31,000	65,276
NGK Insulators, Ltd.(1)	4,000	47,042
Nidec Corp.(1)	1,400	81,865
Nikon Corp.(1)	4,000	118,094
Nintendo Co., Ltd.(1)	1,300	138,710
Nippon Building Fund, Inc.(1)	9	92,793
Nippon Electric Glass Co., Ltd.(1)	5,000	28,409
Nippon Express Co., Ltd.(1)	15,000	61,956
Nippon Meat Packers, Inc.(1)	3,000	41,302
Nippon Steel & Sumitomo Metal Corp.(1)	92,000	226,300
Nippon Telegraph & Telephone Corp.(1)	5,100	214,232
Nippon Yusen KK(1)	23,000	54,130
Nissan Motor Co., Ltd.(1)	263,900	2,504,793
Nisshin Seifun Group, Inc.(1)	4,000	50,052
Nitori Holdings Co., Ltd.(1)	550	40,264
Nitto Denko Corp.(1)	2,000	98,401
NKSJ Holdings, Inc.(1)	4,700	100,095
Nomura Holdings, Inc.(1)	42,400	250,341
NSK, Ltd.(1)	155,000	1,104,576
NTT Data Corp.(1)	18	56,279
NTT DOCOMO, Inc.(1)	183	262,815
Obayashi Corp.(1)	10,000	56,289
Odakyu Electric Railway Co., Ltd.(1)	9,000	93,628
OJI Holdings Corp.(1)	14,000	48,347
Olympus Corp.†(1)	2,500	48,523
Omron Corp.(1)	2,700	64,741
Ono Pharmaceutical Co., Ltd.(1)	1,300	66,340
Oriental Land Co., Ltd.(1)	700	84,587
ORIX Corp.(1)	17,510	1,975,809
Osaka Gas Co., Ltd.(1)	24,000	87,174
Otsuka Holdings Co., Ltd.(1)	4,300	120,722
Panasonic Corp.(1)	26,900	163,445
Rakuten, Inc.(1)	162,600	1,268,069
Resona Holdings, Inc.(1)	23,400	106,091
Ricoh Co., Ltd.(1)	8,000	84,992
Rohm Co., Ltd.(1)	1,300	42,232
Santen Pharmaceutical Co., Ltd.(1)	1,200	45,944
Secom Co., Ltd.(1)	2,600	131,038
Sega Sammy Holdings, Inc.(1)	2,500	42,224
Sekisui Chemical Co., Ltd.(1)	7,000	60,621
Sekisui House, Ltd.(1)	8,000	87,568
Seven & I Holdings Co., Ltd.(1)	8,900	250,490
Sharp Corp.(1)	13,000	45,589
Shikoku Electric Power Co., Inc.(1)	2,600	41,465
Shimano, Inc.(1)	1,000	63,762
Shin-Etsu Chemical Co., Ltd.(1)	4,700	287,073
Shinsei Bank, Ltd.(1)	23,000	46,053
Shionogi & Co., Ltd.(1)	85,400	1,422,571
Shiseido Co., Ltd.(1)	4,800	67,500
Shizuoka Bank, Ltd.(1)	9,000	87,898
SMC Corp.(1)	700	126,989
Softbank Corp.(1)	10,300	376,895
Sony Corp.(1)	11,800	132,036
Sony Financial Holdings, Inc.(1)	2,200	39,574
Sumitomo Chemical Co., Ltd.(1)	20,000	63,101
Sumitomo Corp.(1)	135,100	1,731,683
Sumitomo Electric Industries, Ltd.(1)	9,300	107,622
Sumitomo Heavy Industries, Ltd.(1)	9,000	42,985
Sumitomo Metal Mining Co., Ltd.(1)	7,000	98,780
Sumitomo Mitsui Financial Group, Inc.(1)	15,700	570,366
Sumitomo Mitsui Trust Holdings, Inc.(1)	39,000	137,025
Sumitomo Realty & Development Co., Ltd.(1)	4,000	132,909
Suzuki Motor Corp.(1)	4,800	125,480
Sysmex Corp.(1)	1,000	45,816
T&D Holdings, Inc.(1)	7,300	88,973
Taiheiyo Cement Corp.(1)	16,000	44,028
Taisei Corp.(1)	16,000	52,894
Taisho Pharmaceutical Holdings Co., Ltd.(1)	600	40,979
Takeda Pharmaceutical Co., Ltd.(1)	9,200	411,144
TDK Corp.(1)	1,500	54,546
Teijin, Ltd.(1)	15,000	36,996
Terumo Corp.(1)	2,000	79,467
THK Co., Ltd.(1)	2,000	35,939
Tobu Railway Co., Ltd.(1)	15,000	79,380
Tohoku Electric Power Co., Inc.†(1)	5,900	54,905
Tokio Marine Holdings, Inc.(1)	8,300	231,421
Tokyo Electric Power Co., Inc.†(1)	17,900	42,903
Tokyo Electron, Ltd.(1)	2,100	96,628
Tokyo Gas Co., Ltd.(1)	29,000	132,587
Tokyu Corp.(1)	15,000	84,237
Tokyu Land Corp.(1)	7,000	51,171
TonenGeneral Sekiyu KK(1)	5,000	43,085
Toppan Printing Co., Ltd.(1)	9,000	55,451
Toray Industries, Inc.(1)	18,000	109,760
Toshiba Corp.(1)	48,000	189,802
Toyota Industries Corp.(1)	2,500	79,801
Toyota Motor Corp.(1)	93,800	4,378,262
Toyota Tsusho Corp.(1)	3,100	76,539
Trend Micro, Inc.(1)	1,600	48,286
Ube Industries, Ltd.(1)	17,000	40,882
Unicharm Corp.(1)	1,400	72,879
West Japan Railway Co.(1)	2,200	86,641
Yahoo Japan Corp.(1)	186	60,202
Yakult Honsha Co., Ltd.(1)	1,300	56,964
Yamada Denki Co., Ltd.(1)	1,210	46,661
Yamaha Motor Co., Ltd.(1)	3,700	41,013
Yamato Holdings Co., Ltd.(1)	4,900	74,507
		64,490,065

5

Jersey — 2.7%
Experian PLC(1)	11,714	189,266
Glencore International PLC(1)	43,993	256,378
Petrofac, Ltd.(1)	76,047	2,060,329
Randgold Resources, Ltd.(1)	1,021	100,626
Shire PLC(1)	132,842	4,079,975
Wolseley PLC(1)	3,176	150,959
WPP PLC†(1)	274,025	3,983,575
		10,821,108
Luxembourg — 0.5%
ArcelorMittal(1)	11,250	194,749
Millicom International Cellular SA SDR(1)	752	65,361
Samsonite International SA(1)	665,100	1,391,359
SES SA FDR(1)	3,949	114,240
Subsea 7 SA(1)	3,381	80,864
Tenaris SA(1)	5,319	110,880
		1,957,453
Marshall Islands — 0.3%
Ocean Rig UDW, Inc.†	81,251	1,216,328
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	88,000	47,374
Mexico — 1.1%
Empresas ICA SAB de CV†	894,700	2,233,583
OHL Mexico SAB de CV†	955,300	2,096,645
		4,330,228
Netherlands — 4.4%
Aegon NV(1)	19,861	126,570
Akzo Nobel NV(1)	2,799	184,698
ASML Holding NV(1)	3,594	232,674
DE Master Blenders 1753 NV†(1)	6,856	79,749
European Aeronautic Defence and Space Co. NV(1)	4,689	183,777
Fugro NV CVA(1)	816	47,802
Gemalto NV(1)	935	84,651
Heineken Holding NV(1)	40,025	2,192,438
Heineken NV(1)	2,592	172,894
ING Groep NV CVA†(1)	516,644	4,940,508
Koninklijke Ahold NV(1)	86,117	1,143,867
Koninklijke DSM NV(1)	1,754	105,651
Koninklijke KPN NV(1)	11,584	57,285
Koninklijke Philips Electronics NV(1)	12,058	323,496
Koninklijke Vopak NV(1)	24,065	1,696,816
LyondellBasell Industries NV, Class A	41,124	2,347,769
QIAGEN NV†(1)	3,097	56,169
Randstad Holding NV(1)	1,534	56,626
Reed Elsevier NV(1)	8,398	124,425
STMicroelectronics NV(1)	7,860	57,307
TNT Express NV(1)	3,871	43,789
Unilever NV CVA(1)	90,953	3,431,999
Wolters Kluwer NV(1)	4,077	84,304
Ziggo NV(1)	1,542	49,836
		17,825,100
New Zealand — 0.5%
Fletcher Building, Ltd.(1)	280,231	1,960,888
Telecom Corp. of New Zealand, Ltd.(1)	24,226	45,815
		2,006,703
Norway — 1.9%
Aker Solutions ASA(1)	1,877	38,625
Algeta ASA†(1)	25,385	712,918
DNB ASA(1)	162,011	2,065,142
Norsk Hydro ASA(1)	14,260	72,645
Orkla ASA(1)	10,341	90,533
Statoil ASA(1)	12,993	326,047
Storebrand ASA†(1)	388,516	1,906,121
Telenor ASA(1)	123,240	2,503,831
Yara International ASA(1)	2,177	108,058
		7,823,920
Portugal — 0.1%
Banco Espirito Santo SA†(1)	27,355	33,023
EDP - Energias de Portugal SA(1)	23,409	70,365
Galp Energia SGPS SA(1)	3,466	53,844
Jeronimo Martins SGPS SA(1)	2,507	48,377
Portugal Telecom SGPS SA(1)	8,530	42,669
		248,278
Russia — 0.3%
Gazprom OAO ADR(1)	111,800	1,072,036
Singapore — 1.4%
Ascendas Real Estate Investment Trust(1)	34,000	66,609
CapitaLand, Ltd.(1)	32,000	98,170
CapitaMall Trust(1)	40,000	70,089
City Developments, Ltd.(1)	7,000	74,665
DBS Group Holdings, Ltd.(1)	321,675	3,937,729
Fraser and Neave, Ltd.(1)	11,000	87,552
Global Logistic Properties, Ltd.(1)	28,000	64,382
Jardine Cycle & Carriage, Ltd.(1)	1,000	39,787
Keppel Corp., Ltd.(1)	18,000	163,557
Oversea-Chinese Banking Corp., Ltd.(1)	31,000	249,415
SembCorp Industries, Ltd.(1)	15,000	65,358
Singapore Airlines, Ltd.(1)	8,000	70,751
Singapore Exchange, Ltd.(1)	14,000	81,164
Singapore Press Holdings, Ltd.(1)	26,000	86,021
Singapore Technologies Engineering, Ltd.(1)	23,000	72,601
Singapore Telecommunications, Ltd.(1)	94,000	255,638
United Overseas Bank, Ltd.(1)	15,000	245,676
Wilmar International, Ltd.(1)	24,000	66,332
		5,795,496
South Korea — 2.3%
DGB Financial Group, Inc.(1)	104,330	1,423,516
Hyundai Motor Co.(1)	6,401	1,317,490
KT&G Corp.(1)	21,613	1,639,060
Samsung Electronics Co., Ltd.(1)	3,444	4,929,140
		9,309,206
Spain — 1.9%
Abertis Infraestructuras SA(1)	4,821	80,345

6

ACS Actividades de Construccion y Servicios SA(1)	2,084	53,334
Amadeus IT Holding SA, Class A(1)	3,705	92,974
Banco Bilbao Vizcaya Argentaria SA(1)	226,434	2,078,742
Banco de Sabadell SA†(1)	33,657	89,182
Banco Popular Espanol SA†(1)	1,433,572	1,104,755
Banco Santander SA(1)	119,701	965,159
CaixaBank(1)	10,796	37,743
Distribuidora Internacional de Alimentacion SA(1)	7,968	51,199
Enagas SA(1)	2,711	58,013
Ferrovial SA(1)	4,977	73,382
Gas Natural SDG SA(1)	4,228	77,313
Grifols SA†(1)	1,711	60,199
Iberdrola SA(1)	46,992	262,046
Inditex SA(1)	2,537	355,428
International Consolidated Airlines Group SA†(1)	11,553	35,614
Mapfre SA(1)	419,930	1,296,101
Red Electrica Corp. SA(1)	1,321	65,267
Repsol SA(1)	9,496	195,016
Telefonica SA(1)	47,825	649,403
		7,681,215
Sweden — 2.6%
Alfa Laval AB(1)	4,306	90,257
Assa Abloy AB, Class B(1)	3,944	148,513
Atlas Copco AB, Class A(1)	11,576	320,459
Boliden AB(1)	4,000	76,028
Electrolux AB, Series B(1)	2,706	71,069
Elekta AB, Series B(1)	93,723	1,477,985
Getinge AB, Class B(1)	2,505	84,860
Hennes & Mauritz AB, Class B(1)	11,058	384,258
Hexagon AB, Class B(1)	95,687	2,405,335
Investment AB Kinnevik, Class B(1)	2,871	59,990
Investor AB, Class B(1)	5,339	140,033
Lundin Petroleum AB†(1)	2,617	60,385
Nordea Bank AB(1)	30,476	291,875
Sandvik AB(1)	11,628	186,891
Scania AB, Class B(1)	3,563	74,104
Skandinaviska Enskilda Banken AB, Class A(1)	16,465	140,407
Skanska AB, Class B(1)	4,741	78,003
SKF AB, Class B(1)	4,689	118,653
Svenska Cellulosa AB, Class B(1)	6,650	145,573
Svenska Handelsbanken AB, Class A(1)	5,733	205,413
Swedbank AB, Class A(1)	44,596	877,578
Swedish Match AB(1)	2,478	83,461
Tele2 AB, Class B(1)	3,996	72,473
Telefonaktiebolaget LM Ericsson, Class B(1)	254,128	2,556,086
TeliaSonera AB(1)	24,949	169,940
Volvo AB, Class B(1)	15,821	218,167
		10,537,796
Switzerland — 6.9%
ABB, Ltd.(1)	116,085	2,410,378
Actelion, Ltd.(1)	1,234	59,274
Adecco SA(1)	1,705	90,375
Aryzta AG(1)	1,276	65,469
Baloise Holding AG(1)	777	67,808
Cie Financiere Richemont SA, Class A(1)	35,115	2,807,917
Credit Suisse Group AG(1)	14,791	371,126
Geberit AG(1)	510	112,903
Givaudan SA(1)	104	110,258
Holcim, Ltd.(1)	2,695	198,495
Julius Baer Group, Ltd.(1)	2,670	96,063
Kuehne & Nagel International AG(1)	32,990	4,014,909
Lindt & Spruengli AG(1)	2	75,476
Lonza Group AG(1)	713	38,565
Nestle SA(1)	37,355	2,434,579
Novartis AG(1)	76,825	4,863,907
Roche Holding AG(1)	20,185	4,112,187
Schindler Holding AG(1)	846	122,197
SGS SA(1)	68	151,058
Sika AG(1)	30	69,529
Sonova Holding AG(1)	624	69,131
Sulzer AG(1)	345	54,675
Swatch Group AG(1)	437	224,895
Swiss Life Holding AG(1)	421	56,188
Swiss Prime Site AG(1)	990	82,836
Swiss Re AG(1)	26,861	1,960,430
Swisscom AG(1)	292	125,937
Syngenta AG(1)	4,649	1,875,328
Transocean, Ltd.(1)	4,265	190,567
UBS AG(1)	42,575	669,542
Zurich Insurance Group AG(1)	1,706	456,170
		28,038,172
Taiwan — 1.3%
Siliconware Precision Industries Co. ADR	209,000	1,116,060
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,172,000	3,922,582
		5,038,642
Thailand — 0.6%
Bangkok Bank PCL(1)	259,000	1,774,606
LPN Development PCL	809,800	487,098
		2,261,704
Turkey — 0.3%
Turkiye Halk Bankasi AS(1)	138,095	1,359,367
United Kingdom — 18.9%
3i Group PLC(1)	13,483	47,134
Aberdeen Asset Management PLC(1)	9,930	58,884
Admiral Group PLC(1)	2,399	45,938
Afren PLC†(1)	417,026	914,352
Aggreko PLC(1)	3,190	91,484
AMEC PLC(1)	71,561	1,170,800
Anglo American PLC(1)	16,284	519,810
Antofagasta PLC(1)	4,959	110,193
ARM Holdings PLC(1)	293,669	3,755,122
Associated British Foods PLC(1)	4,407	112,176

7

AstraZeneca PLC(1)	14,326	677,267
Aviva PLC(1)	33,542	202,486
Babcock International Group PLC(1)	4,669	72,457
BAE Systems PLC(1)	37,409	205,524
Balfour Beatty PLC(1)	209,841	937,746
Barclays PLC(1)	702,392	3,033,197
Berkeley Group Holdings PLC†(1)	34,665	1,012,926
BG Group PLC(1)	39,660	665,029
BHP Billiton PLC(1)	24,404	857,544
BP PLC(1)	220,731	1,529,392
British American Tobacco PLC(1)	22,436	1,136,833
British Land Co. PLC(1)	10,527	97,867
British Sky Broadcasting Group PLC(1)	86,104	1,075,603
BT Group PLC(1)	92,163	347,408
Bunzl PLC(1)	4,356	71,124
Burberry Group PLC(1)	5,108	104,584
Capita PLC(1)	7,812	96,733
Carnival PLC(1)	2,197	84,929
Centrica PLC(1)	60,310	327,628
Cobham PLC(1)	14,518	52,799
Compass Group PLC(1)	22,107	261,454
Croda International PLC(1)	1,653	64,041
Diageo PLC(1)	28,832	839,372
Fresnillo PLC(1)	2,195	68,108
G4S PLC(1)	17,269	72,110
GKN PLC(1)	19,412	72,431
GlaxoSmithKline PLC(1)	57,289	1,243,835
Hammerson PLC(1)	9,545	76,905
Hargreaves Lansdown PLC(1)	3,191	35,459
HSBC Holdings PLC(1)	558,874	5,911,115
ICAP PLC(1)	8,026	41,061
IMI PLC(1)	4,190	74,522
Imperial Tobacco Group PLC(1)	43,926	1,696,196
Inmarsat PLC(1)	5,306	51,220
InterContinental Hotels Group PLC(1)	3,306	92,970
Intertek Group PLC(1)	1,978	99,822
Invensys PLC(1)	10,430	56,667
Investec PLC(1)	8,476	57,730
ITV PLC(1)	47,333	81,201
J Sainsbury PLC(1)	14,680	82,596
Johnson Matthey PLC(1)	2,474	95,015
Kazakhmys PLC(1)	3,024	39,765
Kingfisher PLC(1)	27,925	128,982
Land Securities Group PLC(1)	9,838	133,008
Legal & General Group PLC(1)	70,209	169,500
Lloyds Banking Group PLC†(1)	2,938,376	2,354,455
Marks & Spencer Group PLC(1)	19,111	119,151
Meggitt PLC(1)	10,241	63,841
Melrose Industries PLC(1)	15,354	57,201
National Grid PLC(1)	145,289	1,664,202
Next PLC(1)	1,924	118,751
Old Mutual PLC(1)	56,273	167,148
Pearson PLC(1)	9,572	187,126
Prudential PLC(1)	550,330	7,678,909
Reckitt Benckiser Group PLC(1)	70,811	4,435,865
Reed Elsevier PLC(1)	14,683	154,170
Rexam PLC(1)	10,740	75,471
Rio Tinto PLC(1)	54,421	3,171,245
Rio Tinto PLC ADR	68,200	3,961,738
Rolls-Royce Holdings PLC(1)	21,745	313,308
Royal Bank of Scotland Group PLC†(1)	24,480	131,846
Royal Dutch Shell PLC, Class A(1)	44,012	1,555,143
Royal Dutch Shell PLC, Class B(1)	29,555	1,046,021
RSA Insurance Group PLC(1)	43,672	88,144
SABMiller PLC(1)	63,857	3,005,627
Sage Group PLC(1)	15,349	73,531
Serco Group PLC(1)	6,667	57,397
Severn Trent PLC(1)	2,867	73,453
Smith & Nephew PLC(1)	11,317	125,241
Smiths Group PLC(1)	4,921	96,861
SSE PLC(1)	10,998	254,176
Standard Chartered PLC(1)	92,143	2,335,702
Standard Life PLC(1)	27,748	148,211
Tate & Lyle PLC(1)	6,108	75,741
Tesco PLC(1)	93,189	511,917
Tullow Oil PLC(1)	167,043	3,401,723
Unilever PLC(1)	56,968	2,162,381
United Utilities Group PLC(1)	8,077	88,631
Vodafone Group PLC(1)	568,656	1,430,094
Weir Group PLC(1)	116,514	3,616,533
Whitbread PLC(1)	2,205	87,906
WM Morrison Supermarkets PLC(1)	26,951	115,273
Xstrata PLC(1)	24,492	435,616
		76,399,803
United States — 0.2%
ResMed, Inc.	19,025	790,869
Total Common Stock (cost $357,662,635)		388,268,246
PREFERRED STOCK — 0.7%
Brazil — 0.5%
Cia de Gas de Sao Paulo(1)	70,200	2,008,274
Germany — 0.2%
Henkel AG & Co. KGaA(1)	1,713	140,677
Porsche Automobil Holding SE(1)	1,798	146,513
ProSiebenSat.1 Media AG(1)	1,310	36,862
Volkswagen AG(1)	1,616	367,649
		691,701
Total Preferred Stock (cost $2,195,612)		2,699,975
RIGHTS† — 0.0%
Spain — 0.0%
Repsol SA (Expires 01/16/2013) (cost $5,939)	9,496	5,791
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI EAFE Index Fund (cost $2,922,881)	58,972	3,350,789
Total Long-Term Investment Securities (cost $362,787,067)		394,324,801

8

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Commercial Paper — 1.1%
BNP Paribas Finance, Inc 0.16% due 01/02/2013	$4,300,000	4,299,998
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/2013	593,000	593,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.05% due 03/21/2013(3)	500,000	499,951
Total Short-Term Investment Securities (cost $5,392,944)		5,392,949
REPURCHASE AGREEMENTS — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $3,337,000 collateralized by $2,545,000 of United States Treasury Bonds. bearing interest at 4.50% due 02/15/2036 and having an approximate value of $3,405,528.	3,337,000	3,337,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $418,000 collateralized by $430,000 of United States Treasury Notes. bearing interest at 0.25% due 10/15/2015 and having an approximate value of $429,462.	418,000	418,000
Total Repurchase Agreements (cost $3,755,000)		3,755,000
TOTAL INVESTMENTS (cost $371,935,011)(2)	99.7%	403,472,750
Other assets less liabilities	0.3	1,103,349
NET ASSETS	100.0%	$404,576,099

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $3,324,488 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $358,747,628 representing 88.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
ADR	— American Depository Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
FDR	— Fiduciary Depository Receipt
GDR	— Global Depository Receipt
SDR	— Swedish Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2012	(Depreciation)
60	Long	MSCI E-Mini Index	March 2013	$4,821,775	$4,860,900	$39,125

9

SEASONS SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments — December 31, 2012
(unaudited)

Industry Allocation*
Banks-Commercial	8.8%
Medical-Drugs	5.6
Diversified Banking Institutions	4.4
Auto-Cars/Light Trucks	4.2
Insurance-Life/Health	3.8
Food-Misc./Diversified	3.6
Real Estate Operations & Development	2.8
Oil Companies-Exploration & Production	2.6
Tobacco	2.3
Oil Companies-Integrated	2.2
Electronic Components-Semiconductors	2.1
Metal-Diversified	2.0
Brewery	1.9
Insurance-Multi-line	1.8
Chemicals-Diversified	1.7
Transport-Rail	1.5
Transport-Services	1.5
Telephone-Integrated	1.5
Telecom Services	1.4
Industrial Automated/Robotic	1.3
Semiconductor Components-Integrated Circuits	1.3
Electric-Integrated	1.3
Gas-Distribution	1.2
Retail-Jewelry	1.2
Soap & Cleaning Preparation	1.1
Machinery-General Industrial	1.1
Commercial Paper	1.1
Real Estate Management/Services	1.0
Agricultural Chemicals	1.0
Advertising Agencies	1.0
Steel-Producers	1.0
Repurchase Agreements	0.9
Machinery-Pumps	0.9
Oil-Field Services	0.9
Diversified Minerals	0.8
Exchange-Traded Funds	0.8
Transport-Marine	0.8
Cable/Satellite TV	0.8
Gold Mining	0.8
Import/Export	0.8
Wireless Equipment	0.7
Building-Heavy Construction	0.7
Cellular Telecom	0.7
Food-Retail	0.6
Engineering/R&D Services	0.6
Insurance-Reinsurance	0.6
Building & Construction Products-Misc.	0.6
Electronic Measurement Instruments	0.6
Oil Refining & Marketing	0.6
E-Commerce/Services	0.6
Electronic Components-Misc.	0.6
Public Thoroughfares	0.5
Building & Construction-Misc.	0.5
Casino Hotels	0.5
Finance-Other Services	0.5
Finance-Leasing Companies	0.5
Oil & Gas Drilling	0.5
Apparel Manufacturers	0.4
Power Converter/Supply Equipment	0.4
Electric-Generation	0.4
Medical Instruments	0.4
Enterprise Software/Service	0.4
Diversified Financial Services	0.4
Cosmetics & Toiletries	0.4
Coal	0.4
Consumer Products-Misc.	0.4
Metal Processors & Fabrication	0.4
Diversified Manufacturing Operations	0.3
Medical Products	0.3
Computer Services	0.3
Airlines	0.3
Water	0.3
Building-Residential/Commercial	0.3
Beverages-Wine/Spirits	0.3
Multimedia	0.3
Retail-Apparel/Shoe	0.3
Diversified Operations	0.3
Investment Management/Advisor Services	0.3
Building Products-Cement	0.3
Real Estate Investment Trusts	0.2
Internet Content-Entertainment	0.2
Insurance-Property/Casualty	0.2
Chemicals-Specialty	0.2
Industrial Gases	0.2
Beverages-Non-alcoholic	0.2
Retail-Misc./Diversified	0.2
Respiratory Products	0.2
Electric Products-Misc.	0.2
Therapeutics	0.2
Rubber-Tires	0.2
Aerospace/Defense	0.2
Machinery-Construction & Mining	0.2
Textile-Apparel	0.2
Audio/Video Products	0.2
Office Automation & Equipment	0.1
Time Deposits	0.1
Auto/Truck Parts & Equipment-Original	0.1
Steel Pipe & Tube	0.1
Finance-Investment Banker/Broker	0.1
U.S. Government Treasuries	0.1
Medical-Generic Drugs	0.1
Medical-Biomedical/Gene	0.1
Commercial Services	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Major Department Stores	0.1
Semiconductor Equipment	0.1
Optical Supplies	0.1
Diversified Operations/Commercial Services	0.1
Athletic Footwear	0.1
Aerospace/Defense-Equipment	0.1
Food-Catering	0.1
Publishing-Periodicals	0.1
Machine Tools & Related Products	0.1
Security Services	0.1
Commercial Services-Finance	0.1
Dialysis Centers	0.1
Toys	0.1
Machinery-Farming	0.1
99.7%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Australia	$4,277	$13,868,666	$0	$13,872,943
Austria	—	380,247	0	380,247
Canada	10,648,285	—	—	10,648,285
Cayman Islands	2,003,753	1,673,206	—	3,676,959
Chile	698,172	679,693	—	1,377,865
France	—	23,646,906	—	23,646,906
Germany	—	20,745,887	—	20,745,887
India	1,743,954	4,640,258	—	6,384,212
Ireland	1,063	378,888	—	379,951
Italy	1,675,674	4,457,075	—	6,132,749
Japan	—	64,490,065	—	64,490,065
Marshall Islands	1,216,328	—	—	1,216,328
Mexico	4,330,228	—	—	4,330,228
Netherlands	2,347,769	15,477,331	—	17,825,100
Switzerland	—	28,038,172	—	28,038,172
Taiwan	1,116,060	3,922,582	—	5,038,642
Thailand	487,098	1,774,606	—	2,261,704
United Kingdom	3,961,738	72,438,065	—	76,399,803
United States	790,869	—	—	790,869
Other Countries*	—	100,631,331	—	100,631,331
Preferred Stock	—	2,699,975	—	2,699,975
Rights	5,791	—	—	5,791
Exchange-Traded Funds	3,350,789	—	—	3,350,789
Short-Term Investment Securities:
Commercial Paper	—	4,299,998	—	4,299,998
Time Deposits	—	593,000	—	593,000
U.S. Government Treasuries	—	499,951	—	499,951
Repurchase Agreements	—	3,755,000	—	3,755,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	39,125	—	—	39,125
Total	$34,420,973	$369,090,902	$0	$403,511,875

* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.  For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $328,414,555 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities.  There were no additional transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST
DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Principal/ Amount Shares	Value (Note 1)
ASSET BACKED SECURITIES — 2.8%
Diversified Financial Services — 2.8%
Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$135,000	$135,210
AmeriCredit Automobile Receivables Trust Series 2012-4, Class B 1.31% due 11/08/2017	300,000	301,230
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	139,000	140,608
ARI Fleet Lease Trust FRS Series 2012-B, Class A 0.51% due 01/15/2021*	396,178	396,284
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(1)	94,742	92,861
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)	583,881	577,936
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	497,994	503,889
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(1)	34,618	34,848
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/2036(1)	3,758	3,735
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	156,000	156,097
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A5 5.17% due 11/10/2042(2)	170,210	185,846
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-6, Class A4 5.19% due 09/10/2047(2)	125,000	139,257
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(2)	100,000	102,714
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.77% due 01/25/2035(1)	98,088	93,001
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR8, Class A4 4.67% due 06/11/2041(2)	40,000	43,352
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2005-T18, Class A4 4.93% due 02/13/2042(2)	300,000	323,987
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/2041(2)	300,000	345,514
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-T22, Class A4 5.57% due 04/12/2038(2)	120,001	136,064
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	128,000	138,787
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	106,000	106,854
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/2020	1,000,000	1,206,901
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	24,648	24,636
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(2)	1,000,000	1,178,161
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS
Series 2005-CD1, Class A4
5.22% due 07/15/2044(2)	75,000	83,232
CNH Equipment Trust Series 2012-D, Class A2 0.45% due 04/15/2016	320,000	320,026
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.01% due 12/10/2049(2)	75,000	89,402
Commercial Mtg. Pass Through Certs. Series 2012-CR5, Class A4 2.77% due 12/10/2045(2)	45,000	45,939
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(2)	135,000	138,692
Commercial Mtg. Trust VRS Series 2007-C9, Class A4 5.80% due 12/10/2049(2)	1,500,000	1,782,342
Commercial Mtg. Trust Series 2001-J2A, Class B 6.30% due 07/16/2034*(2)	250,000	249,940
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	168,538	167,144
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.58% due 12/25/2034	43,823	42,680
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.78% due 02/25/2034	9,948	9,507
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	100,000	99,183
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	25,897	26,064

1

Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021	450,172	473,031
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	299,277	305,562
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)	205,872	208,791
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(2)	75,000	82,682
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(2)	400,000	460,688
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	208,000	213,344
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A3 2.77% due 11/10/2045(2)	170,000	174,106
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(2)	325,000	351,847
HLSS Servicer Advance Receivables Backed Notes Series 2012-T2, Class A1 1.34% due 10/15/2043*	207,000	207,517
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	70,000	69,931
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(2)	230,000	234,989
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class A4 5.29% due 01/12/2043(2)	350,000	385,352
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(2)	100,000	109,456
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-CB14, Class A4 5.48% due 12/12/2044(2)	350,000	393,364
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/2030(2)	45,000	49,156
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(2)	400,000	459,068
Merrill Lynch Mtg. Trust VRS Series 2003-KEY1, Class A4 5.24% due 11/12/2035(2)	425,000	436,177
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(2)	150,000	171,841
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(2)	1,000,000	1,032,238
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	150,440	156,024
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	50,000	55,547
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class A4 5.65% due 06/11/2042(2)	300,000	355,254
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(1)	166,937	162,163
MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(1)	69,989	61,917
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.92% due 08/25/2034	112,814	112,219
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	285,048	286,517
Sierra Receivables Funding Co., LLC
Series 2012-2A, Class A
2.38% due 03/20/2029*	77,570	78,931
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	283,851	296,137
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(2)	387,000	397,952
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(2)	150,000	162,496
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(2)	125,000	137,236
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	100,000	112,941
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(2)	300,000	310,960

2

Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(1)	53,269	53,487
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	119,804	119,992
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	176,631	176,617
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.15% due 02/15/2044*(2)(3)	1,024,759	49,876
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	115,000	118,733
Total Asset Backed Securities (cost $17,926,866)		18,446,062
U.S. CORPORATE BONDS & NOTES — 26.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	406,000	407,083
Advertising Services — 0.0%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	38,000	38,380
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	40,000	35,900
		74,280
Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022	384,000	375,777
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/2016	95,000	98,429
Lockheed Martin Corp. Notes 4.07% due 12/15/2042*	223,000	219,158
		693,364
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	160,000	177,786
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	386,000	513,908
		691,694
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/2014	77,000	81,025
Cargill, Inc. Senior Notes 4.10% due 11/01/2042*	275,000	269,233
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	414,000	456,133
		806,391
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/2016	66,544	57,893
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	280,000	294,700
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/2021	219,145	253,112
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	113,042	132,259
		737,964
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	90,000	94,500
Auction House/Art Dealers — 0.0%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	92,000	92,920
Auto-Cars/Light Trucks — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	90,000	99,000
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	500,000	506,133
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	200,000	311,287
		916,420
Banks-Commercial — 0.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	479,000	525,803
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	282,535

3

CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	80,000	87,200
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	350,000	390,053
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	430,000	430,390
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	294,989
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	270,000	270,086
Regions Bank Sub. Notes 7.50% due 05/15/2018	125,000	150,781
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	65,000	72,150
Union Bank NA Senior Notes 2.13% due 06/16/2017	370,000	380,472
Wachovia Bank NA Sub. Notes 6.60% due 01/15/2038	535,000	734,352
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	299,000	307,611
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	402,000	419,990
		4,346,412
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	302,000	305,242
State Street Capital Trust IV FRS Limited Guar. Notes 1.31% due 06/01/2067	300,000	233,333
		538,575
Banks-Money Center — 0.1%
Comerica Bank Sub. Notes 5.20% due 08/22/2017	162,000	187,595
Comerica Bank Sub. Notes 5.75% due 11/21/2016	250,000	289,255
		476,850
Banks-Super Regional — 1.5%
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/2040	133,000	133,000
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	428,547
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014	165,000	166,780
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	803,000	819,655
Capital One Financial Corp. Senior Notes 6.75% due 09/15/2017	440,000	537,363
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	180,000	195,809
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	240,396
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	178,746
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	126,000	154,156
JPMorgan Chase Bank NA
Sub. Notes
6.00% due 07/05/2017	511,000	599,225
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	1,357,000	1,606,471
National City Corp. Senior Notes 4.90% due 01/15/2015	100,000	107,828
National City Corp. Sub. Notes 6.88% due 05/15/2019	354,000	441,644
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(4)	190,000	191,106
PNC Preferred Funding Trust I VRS Jr. Sub. Bonds 1.96% due 03/15/2017*(5)	300,000	249,000
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	424,200
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	21,000	23,010
US Bancorp Senior Notes 1.65% due 05/15/2017	222,000	226,196
US Bancorp Sub. Notes 2.95% due 07/15/2022	145,000	146,483
Wachovia Corp. Sub. Notes 5.63% due 10/15/2016	350,000	401,285

4

Wachovia Corp. Senior Notes 5.75% due 02/01/2018	199,000	238,410
Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	350,000	356,030
Wells Fargo & Co. Senior Notes 1.50% due 01/16/2018	490,000	490,804
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	205,000	218,664
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	119,270
Wells Fargo & Co. VRS Jr. Sub. Bonds 7.98% due 03/15/2018(5)	115,000	131,962
Wells Fargo Bank NA FRS Sub. Notes 0.52% due 05/16/2016	290,000	283,835
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/2016	250,000	283,842
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/2036	250,000	315,431
		9,709,148
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/2020	300,000	318,809
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	100,000	94,000
Pepsico, Inc. Senior Notes 2.50% due 05/10/2016	600,000	631,918
		1,044,727
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	676,000	680,232
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	517,239
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/2019	325,000	434,075
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	150,000	168,099
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	455,000	491,323
		2,290,968
Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/2015	215,000	229,054
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	75,000	77,855
		306,909
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	139,000	147,687
Building-Residential/Commercial — 0.0%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	20,000	21,500
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	60,000	69,600
		91,100
Cable/Satellite TV — 0.8%
AT&T Broadband
Company Guar. Notes
8.38% due 03/15/2013	540,000	548,515
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	47,000	46,883
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	65,000	70,119
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	131,000	153,707
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	390,000	519,512
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	55,000	56,719
COX Communications, Inc. Bonds 5.50% due 10/01/2015	315,000	353,721
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	244,348
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	418,892

5

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	705,000	727,317
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	168,267
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	115,722
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	110,000	145,233
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	165,000	181,115
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	454,000	442,762
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	354,395
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	225,000	262,169
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	451,583
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/2019	150,000	199,611
		5,460,590
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	20,000	19,725
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	77,015	83,561
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	72,000	77,130
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018	65,000	55,900
		216,591
Casino Services — 0.0%
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020*	15,000	15,488
Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/2032	100,000	156,797
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/2018	290,000	398,953
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	45,000	45,900
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	43,000	46,978
		648,628
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	200,000	219,105
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	270,000	300,162
Dow Chemical Co. Senior Notes 7.60% due 05/15/2014	75,000	81,884
		601,151
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	25,000	27,375
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	60,000	59,728
Ecolab, Inc. Senior Notes 3.00% due 12/08/2016	380,000	403,831
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	180,000	248,370
NewMarket Corp. Company Guar. Notes 4.10% due 12/15/2022*	100,000	101,751
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	85,000	85,850
		899,530
Coal — 0.0%
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	52,000	48,360
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	25,000	26,000
		74,360

6

Commercial Services — 0.0%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	65,000	70,525
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	50,000	52,187
		122,712
Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.30% due 12/15/2022	178,000	176,565
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	30,000	29,175
iPayment, Inc. Company Guar. Notes 10.25% due 05/15/2018	26,000	20,865
Western Union Co. Senior Notes 2.38% due 12/10/2015	71,000	71,329
Western Union Co. Notes 2.88% due 12/10/2017	297,000	294,282
		592,216
Communications Software — 0.0%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	21,000	19,005
Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017	299,000	297,514
Autodesk, Inc. Senior Notes 3.60% due 12/15/2022	256,000	257,129
		554,643
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	106,000	113,941
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	328,000	347,144
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	20,621
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	210,000	284,123
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	45,000	46,013
		811,842
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	177,000	172,426
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	603,838
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	193,780
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	228,001
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	55,000	57,332
		1,255,377
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	40,000	42,700
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	34,000	29,070
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	94,000	97,055
		126,125
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	65,000	72,150
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	25,000	26,750
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	100,000	104,500
		131,250
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(4)	41,350	41,764
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018	197,000	198,040
Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	385,000	417,541

7

Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	190,000	208,119
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	325,000	385,329
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	430,000	501,206
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	970,000	1,161,363
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	65,000	81,093
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	409,855
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	930,000	1,190,001
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	200,000	204,826
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	454,198
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	300,000	318,933
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	175,000	206,228
Citigroup, Inc. Notes 5.50% due 10/15/2014	160,000	171,655
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	334,000	353,984
Citigroup, Inc. VRS Jr. Sub. Notes 5.90% due 02/15/2023(5)	163,000	164,594
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	571,275
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	719,047
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	760,000	828,306
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	100,000	131,646
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	181,526
GMAC LLC Sub. Notes 8.00% due 12/31/2018	102,000	119,340
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	250,000	260,564
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	515,000	587,088
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	1,125,000	1,289,284
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	375,000	411,441
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	200,000	236,442
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	125,000	135,345
Goldman Sachs Group, Inc.
Senior Notes
6.15% due 04/01/2018	434,000	509,849
Goldman Sachs Group, Inc.
Senior Notes
6.25% due 02/01/2041	140,000	171,769
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	422,281
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,024,000	1,160,527
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	166,000	208,870
JPMorgan Chase & Co. Senior Notes 1.10% due 10/15/2015	340,000	339,989
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	460,000	473,699
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	50,046
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	503,207
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	100,000	112,884
JPMorgan Chase & Co. Notes 4.63% due 05/10/2021	525,000	598,589
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	600,000	638,126
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/2015	35,000	38,470
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	160,000	192,817

8

JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	47,000	56,268
JPMorgan Chase & Co. VRS Jr. Sub Notes 7.90% due 04/30/2018(5)	360,000	407,884
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.31% due 05/15/2077	50,000	37,996
Morgan Stanley Senior Notes 4.75% due 03/22/2017	344,000	375,291
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	477,000	493,883
Morgan Stanley Senior Notes 5.38% due 10/15/2015	150,000	163,077
Morgan Stanley Notes 5.45% due 01/09/2017	200,000	221,316
Morgan Stanley Senior Notes 5.50% due 07/28/2021	300,000	340,612
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	266,072
Morgan Stanley Senior Notes 5.63% due 09/23/2019	400,000	452,392
Morgan Stanley Senior Notes 5.75% due 01/25/2021	303,000	346,037
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	171,683
Morgan Stanley Senior Notes 6.38% due 07/24/2042	564,000	661,180
Morgan Stanley Notes 6.63% due 04/01/2018	1,225,000	1,443,754
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	39,000	45,809
		22,604,606
Diversified Financial Services — 1.2%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	516,000	621,574
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	425,000	432,052
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019	178,000	178,503
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	414,752
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	1,350,000	1,422,047
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	213,000	243,041
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	295,999
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	290,009
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	202,000	240,133
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	250,000	301,563
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,550,000	1,885,673
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	186,479
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,156,000	1,501,337
		8,013,162
Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022	224,000	221,844
Eaton Corp. Company Guar. Notes 2.75% due 11/02/2022*	430,000	428,673
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	164,584
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	67,000	69,261
Textron, Inc. Senior Notes 4.63% due 09/21/2016	390,000	424,786
Textron, Inc. Senior Notes 6.20% due 03/15/2015	250,000	274,008
		1,583,156
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 11/29/2022	380,000	374,536

9

Electric-Distribution — 0.1%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*	183,000	181,326
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042	364,000	356,452
		537,778
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/2017	62,000	71,610
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	528,000	578,587
Edison Mission Energy Senior Notes 7.63% due 05/15/2027(7)(14)	50,000	26,500
		676,697
Electric-Integrated — 1.8%
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	105,000	105,368
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	196,000	198,764
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	101,000	99,157
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	284,497
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	319,724
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	125,022
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	559,901
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041	165,000	184,880
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	230,000	262,221
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/2016	200,000	231,784
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	474,249
Edison International Senior Notes 3.75% due 09/15/2017	550,000	596,408
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	83,719
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022	106,000	106,123
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	357,000	352,385
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*	600,000	623,870
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/2014	175,000	183,051
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	240,000	257,263
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042	181,000	175,549
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	295,035
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	82,000	87,652
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	382,875
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	100,258
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	141,000	158,450
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	541,912
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	637,482
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	256,440
Nisource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	282,594
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	291,089
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	96,439
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	449,381
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	183,749

10

PacifiCorp 1st. Mtg. Notes 4.10% due 02/01/2042	275,000	284,801
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	181,145
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	105,341
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	186,000	189,329
Progress Energy Carolina 1st. Mtg. Notes 4.10% due 05/15/2042	295,000	301,913
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	87,060
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	450,000	501,609
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	226,218
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	291,641
Public Service Co. of Colorado 1st Mtg. Notes 3.60% due 09/15/2042	325,000	315,504
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	173,598
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041	218,000	221,261
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	201,540
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	173,757
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	120,820
		12,362,828
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/2017	300,000	342,468
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/2018	150,000	186,027
		528,495
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	117,000	129,870
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	99,000	97,515
Intel Corp. Senior Notes 1.35% due 12/15/2017	345,000	344,900
Intel Corp. Senior Notes 4.00% due 12/15/2032	366,000	363,800
		806,215
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 11/15/2016	145,000	156,784
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	304,251
Finance-Auto Loans — 0.3%
American Honda Finance Corp.
Notes
1.00% due 08/11/2015*	216,000	217,218
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	306,171
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	500,000	533,308
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	215,000	227,338
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	275,000	320,248
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	225,000	262,905
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	35,000	40,151
		1,907,339
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016	250,000	258,791
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	88,000	89,215
		348,006
Finance-Consumer Loans — 0.1%
SLM Corp. Notes 4.63% due 09/25/2017	325,000	332,719

11

SLM Corp. Senior Notes 5.63% due 08/01/2033	150,000	139,125
SLM Corp. Senior Notes 6.25% due 01/25/2016	205,000	222,937
SLM Corp. Senior Notes 7.25% due 01/25/2022	50,000	55,125
SLM Corp. Senior Notes 8.00% due 03/25/2020	75,000	85,688
		835,594
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/2014	400,000	435,283
American Express Credit Corp. Senior Notes 1.75% due 06/12/2015	350,000	357,330
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016	700,000	740,632
American Express Credit Corp. Senior Notes 5.88% due 05/02/2013	100,000	101,806
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	182,194
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	46,775
		1,864,020
Finance-Investment Banker/Broker — 0.6%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	299,000	337,185
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	485,000	527,036
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	465,000	582,665
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)	99,000	10
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	202,000	222,373
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	109,155
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/2017	300,000	352,306
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,084,909
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	422,000	549,317
		3,764,969
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	187,000	198,220
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	257,000	267,467
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	100,000	107,816
Milestone Aviation Group LLC Senior Notes 8.63% due 12/15/2017*	42,000	42,105
		615,608
Finance-Other Services — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	131,597
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	313,834
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	355,932
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	123,000	123,911
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	165,000	156,337
		1,081,611
Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	25,000	27,063
Food-Misc./Diversified — 0.4%
ConAgra Foods, Inc. Senior Notes 2.10% due 03/15/2018	120,000	120,198
ConAgra Foods, Inc. Senior Notes 3.25% due 09/15/2022	105,000	105,466
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022*	150,000	160,105

12

Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042*	170,000	191,165
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/2016	930,000	1,013,240
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/2020	85,000	102,617
Kraft Foods, Inc. Senior Notes 6.88% due 02/01/2038	700,000	967,655
		2,660,446
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(8)(9)	2,229	1,059
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/2017	140,000	169,350
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	115,876
Sempra Energy Senior Notes 6.50% due 06/01/2016	65,000	76,203
Sempra Energy Senior Notes 8.90% due 11/15/2013	180,000	192,535
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	140,013
Southern Union Co. Senior Notes 7.60% due 02/01/2024	132,000	168,102
		862,079
Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	116,000	116,509
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	275,000	283,625
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	435,000	440,785
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	85,000	85,637
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	29,000	29,073
Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*	6,000	6,173
		120,883
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	79,000	88,677
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	35,000	41,300
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	115,000	128,800
		258,777
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	281,311
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/2013	250,000	251,217
Marsh & McLennan Cos., Inc.
Senior Notes
5.75% due 09/15/2015	18,000	20,179
		552,707
Insurance-Life/Health — 0.5%
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	233,716
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	200,000	267,459
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/2015*	575,000	585,788
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	314,640
Pricoa Global Funding I Senior Sec. Notes 5.45% due 06/11/2014*	200,000	213,606
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	137,000	137,725
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	60,866
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	134,184
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	311,000	310,542

13

Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	237,000	259,787
Prudential Financial, Inc. VRS Jr. Sub. Notes 5.63% due 06/15/2043	282,000	292,237
Prudential Financial, Inc. Notes 6.20% due 01/15/2015	80,000	88,350
Prudential Financial, Inc. Notes 7.38% due 06/15/2019	180,000	228,576
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	132,000	179,028
		3,306,504
Insurance-Multi-line — 0.4%
Allstate Corp. Senior Notes 7.45% due 05/16/2019	250,000	327,843
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/2024*	250,000	340,819
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	50,000	55,178
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	135,285
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	516,000	595,387
Kemper Corp. Senior Notes 6.00% due 05/15/2017	165,000	180,750
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	160,000	162,519
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	456,689
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	322,000	335,896
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	200,000	281,416
		2,871,782
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	105,000	109,962
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	245,000	369,960
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	371,000	377,826
		857,748
Insurance-Property/Casualty — 0.0%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	170,000	246,500
Insurance-Reinsurance — 0.0%
Swiss Re Treasury US Corp. Company Guar. Notes 2.88% due 12/06/2022*	65,000	65,049
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	85,000	91,162
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	183,000	192,150
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 2.20% due 08/23/2017	676,000	693,875
Roche Holdings, Inc.
Company Guar. Notes
7.00% due 03/01/2039*	300,000	452,021
		1,145,896
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	91,000	97,233
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	195,000	264,977
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	89,000	94,562
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	46,000	48,473
		505,245
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.13% due 05/15/2017	250,000	258,985
Amgen, Inc. Senior Notes 2.50% due 11/15/2016	495,000	520,084
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	253,207

14

Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	621,436
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	740,976
		2,394,688
Medical-Drugs — 0.7%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	330,000	332,205
AbbVie, Inc. Company Guar. Notes 1.75% due 11/06/2017*	300,000	303,263
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*	749,000	758,681
AbbVie, Inc. Company Guar. Notes 2.90% due 11/06/2022*	545,000	555,017
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	184,000	195,617
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	86,000	91,697
Johnson & Johnson Notes 5.55% due 08/15/2017	190,000	229,231
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	313,000	312,753
Schering-Plough Corp. Senior Notes 6.50% due 12/01/2033	400,000	572,827
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	25,000	26,938
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	1,025,276
		4,403,505
Medical-Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	366,000	362,843
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	313,000	369,891
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	123,000	124,618
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	123,000	125,564
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	102,000	106,196
		1,089,112
Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	115,000	114,053
Cigna Corp. Senior Notes 4.00% due 02/15/2022	932,000	1,018,820
Cigna Corp. Senior Notes 4.50% due 03/15/2021	150,000	168,025
Cigna Corp. Senior Notes 5.38% due 02/15/2042	152,000	176,968
Cigna Corp. Senior Notes 6.15% due 11/15/2036	65,000	79,242
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	151,000	159,224
UnitedHealth Group, Inc.
Senior Notes
2.75% due 02/15/2023	196,000	197,763
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/2018	295,000	359,070
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/2037	105,000	138,866
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	449,000	452,551
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	110,000	111,149
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	129,102
WellPoint, Inc. Senior Notes 5.25% due 01/15/2016	800,000	891,508
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	125,000	156,211
		4,152,552
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	93,308
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	125,000	135,937
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	17,000	19,125

15

IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	156,000	147,420
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	215,000	249,157
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020*	55,000	56,650
		701,597
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/2015	300,000	322,401
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	644,000	645,063
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.55% due 03/01/2022	390,000	386,793
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018	272,000	273,763
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	81,000	89,201
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	135,000	137,362
Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,156,413
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*	125,000	125,611
CC Holdings GS V LLC Senior Sec. Notes 3.85% due 04/15/2023*	241,000	245,172
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	63,803
NBC Universal Media LLC Senior Notes 2.88% due 01/15/2023	305,000	306,298
NBC Universal Media LLC Senior Notes 3.65% due 04/30/2015	890,000	946,795
NBC Universal Media LLC Senior Notes 5.15% due 04/30/2020	125,000	148,182
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	96,829
News America, Inc. Company Guar. Notes 3.00% due 09/15/2022*	500,000	502,251
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	385,000	487,634
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	186,202
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	279,000	335,811
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	187,989
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	118,115
News America, Inc. Company Guar. Notes 8.45% due 08/01/2034	20,000	27,640
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	247,342
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	198,000	288,975
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	78,231
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	200,000	218,937
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	418,755
		6,186,985
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	75,000	79,125
Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*	100,000	95,000
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	651,635

16

Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	120,666
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	635,195
		1,502,496
Non-Profit Charity — 0.1%
Catholic Health Initiatives Sec. Notes 1.60% due 11/01/2017	35,000	35,374
Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022	276,000	278,581
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042	155,000	158,074
		472,029
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 6.35% due 05/15/2018	100,000	115,330
Xerox Corp. Senior Notes 8.25% due 05/15/2014	100,000	109,079
		224,409
Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	33,000	35,557
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	307,000	333,423
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	317,000	321,027
		690,007
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	60,000	61,800
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	185,000	196,838
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	345,339
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	246,697
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	100,000	125,277
Apache Corp. Senior Notes 4.25% due 01/15/2044	291,000	297,308
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	22,000	23,100
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	130,000	137,150
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	280,000	299,548
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	85,000	125,754
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	218,163
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	137,000	145,220
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	45,000	46,237
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	64,000	64,320
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	35,000	38,150
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	27,000	19,980
Petrohawk Energy Corp. Company Guar. Notes 6.25% due 06/01/2019	210,000	239,126
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/2018	150,000	169,342
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	137,000	143,559
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	338,000	383,255
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	21,000	23,993
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/2020	100,000	111,500
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	35,000	40,338
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	50,000	52,875
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	14,000	14,980

17

Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	344,000	415,420
		3,985,269
Oil Companies-Integrated — 0.5%
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	384,402
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	567,256
ConocoPhillips Co. Company Guar. Notes 1.05% due 12/15/2017	300,000	299,048
Hess Corp. Senior Notes 5.60% due 02/15/2041	250,000	295,669
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	202,010
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	319,791
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017	246,000	247,517
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	546,000	531,395
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017*	350,000	370,943
		3,218,031
Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	44,000	55,750
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	229,969
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	121,599
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	250,000	308,010
		715,328
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	70,000	74,200
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	90,000	95,850
		170,050
Paper & Related Products — 0.2%
Boise Cascade LLC/Boise Cascade Finance Corp. Senior Notes 6.38% due 11/01/2020*	50,000	51,500
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	480,000	571,025
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	271,112
International Paper Co. Senior Notes 7.95% due 06/15/2018	200,000	258,565
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	60,000	63,000
		1,215,202
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	750,000	763,991
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	20,000	21,086
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	249,910
		1,034,987
Pipelines — 0.8%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	58,000	58,870
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	45,000	48,488
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	25,000	25,875
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	238,822
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	25,000	26,844
DCP Midstream LLC Senior Notes 9.70% due 12/01/2013*	100,000	107,727
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	214,795
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	251,582

18

El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/2017	370,000	427,784
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	273,000	267,662
Energy Transfer Equity LP Senior Notes 7.50% due 10/15/2020	45,000	51,975
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	199,625
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	347,169
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	296,000	362,404
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/2014	56,000	60,893
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	61,974
Enterprise Products Operating LLC Company Guar. Notes 1.25% due 08/13/2015	55,000	55,338
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	241,454
Enterprise Products Operating LLC Company Guar. Senior Notes 6.50% due 01/31/2019	150,000	187,981
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	80,000	85,400
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	35,000	36,138
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	715,350
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/2038	285,000	375,022
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/2031	75,000	97,681
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	45,000	49,163
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	108,985
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	302,175
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	74,000	77,884
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	208,442
Williams Partners LP Senior Notes 4.13% due 11/15/2020	90,000	97,729
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	183,380
		5,574,611
Printing-Commercial — 0.0%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	50,000	50,500
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	55,000	58,300
		108,800
Publishing-Newspapers — 0.0%
McClatchy Co.
Senior Sec. Notes
9.00% due 12/15/2022*	60,000	61,275
Radio — 0.0%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	25,000	27,500
Real Estate Investment Trusts — 1.1%
AMB Property LP Company Guar. Notes 4.00% due 01/15/2018	185,000	196,551
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	92,693
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	220,000	251,599
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	179,237
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	310,000	339,065
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	100,000	113,238
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	150,000	168,411
Camden Property Trust Senior Notes 2.95% due 12/15/2022	177,000	172,572
Duke Realty LP Senior Notes 3.88% due 10/15/2022	230,000	234,200

19

Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	17,147
Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	278,806
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	60,000	65,550
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	183,268
ERP Operating LP Bonds 4.63% due 12/15/2021	200,000	225,283
HCP, Inc. Senior Notes 2.63% due 02/01/2020	265,000	263,966
HCP, Inc. Senior Notes 3.75% due 02/01/2016	135,000	143,280
HCP, Inc. Senior Notes 3.75% due 02/01/2019	65,000	68,597
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	57,437
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	346,170
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	720,000	774,547
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	6,000	6,360
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	33,000	36,135
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	164,932
Kimco Realty Corp. Senior Notes 5.19% due 10/01/2013	80,000	82,509
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	315,323
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	87,390
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	124,928
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	57,000	60,420
ProLogis LP Company Guar. Notes 6.63% due 05/15/2018	200,000	241,565
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	305,000	298,569
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	198,066
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	60,000	63,975
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	675,000	671,190
Simon Property Group LP Senior Notes 5.10% due 06/15/2015	145,000	159,720
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	175,000	213,170
UDR, Inc.
Company Guar. Notes
4.25% due 06/01/2018	70,000	76,288
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes
3.13% due 11/30/2015	155,000	163,406
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	313,757
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	230,000	251,523
		7,700,843
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	110,000	117,150
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	60,000	63,346
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	100,000	104,627

20

Regency Centers LP Company Guar. Bonds 5.25% due 08/01/2015	305,000	332,587
		500,560
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(8)(9)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/2013*	100,000	101,063
ERAC USA Finance LLC Company Guar. Notes 2.75% due 03/15/2017*	70,000	73,065
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	10,125
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	273,013
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	80,000	85,200
		542,466
Retail-Apparel/Shoe — 0.0%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	35,000	34,912
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	100,000	108,750
		143,662
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	223,000	234,440
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	460,899
		695,339
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	350,000	459,971
Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	200,000	222,333
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/2035	400,000	485,919
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	759,554
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	373,684
		1,841,490
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	105,000	130,731
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	456,000	583,571
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	114,509	135,017
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	210,514	253,299
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	189,278	221,317
		1,323,935
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes
9.75% due 03/15/2019*	90,000	94,500
Retail-Pet Food & Supplies — 0.0%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	33,000	34,403
Retail-Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	55,000	61,600
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	35,000	34,825
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	92,000	97,060
McDonald’s Corp. Senior Notes 3.70% due 02/15/2042	130,000	128,987
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	42,000	44,678
		367,150
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	63,000	66,780
Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	227,000	241,224

21

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	290,000	345,946
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022	511,000	513,658
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	240,000	244,401
		1,345,229
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	176,000	188,003
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	133,000	148,457
		336,460
Security Services — 0.1%
ADT Corp. Senior Notes 2.25% due 07/15/2017*	279,000	276,784
ADT Corp. Senior Notes 3.50% due 07/15/2022*	281,000	273,299
		550,083
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	45,000	48,938
Special Purpose Entities — 0.2%
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/2034	250,000	259,497
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	397,000	409,032
MassMutual Global Funding II Senior Notes 2.50% due 10/17/2022*	156,000	153,382
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/2033*	190,000	232,145
		1,054,056
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	45,000	47,475
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	30,000	30,600
		78,075
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	160,000	175,600
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	180,000	215,563
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	25,000	27,500
Qwest Corp. Senior Notes 7.50% due 10/01/2014	50,000	54,724
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	540,000	790,608
		1,088,395
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 0.80% due 12/01/2015	300,000	299,991
AT&T, Inc. Senior Notes 2.63% due 12/01/2022	177,000	177,291
AT&T, Inc. Senior Notes
3.88% due 08/15/2021	235,000	261,910
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*	205,000	205,892
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	319,000	320,434
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	556,000	647,489
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	375,000	446,734
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	600,000	769,335
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	227,000	296,888
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	210,000	251,775
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	475,000	502,135
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	150,000	165,750
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	16,000	18,480

22

Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	46,000	52,900
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	44,000	51,590
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	91,688
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	518,000	701,305
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/2018	504,000	699,789
		5,961,376
Television — 0.2%
CBS Corp. Company Guar. Notes 3.38% due 03/01/2022	111,000	115,415
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	405,000	546,248
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	425,000	434,562
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	70,000	96,652
		1,192,877
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	35,000	35,438
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	667,932
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/2013	100,000	106,546
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	46,000	63,993
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	132,000	184,790
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	125,000	205,930
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	125,000	159,504
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	145,652
Reynolds American, Inc. Company Guar. Notes 7.63% due 06/01/2016	81,000	96,909
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	224,535
		1,855,791
Transport-Rail — 0.3%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	680,000	702,751
CSX Corp. Senior Notes 4.25% due 06/01/2021	95,000	106,803
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	325,000	333,366
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	239,198
Union Pacific Corp. Senior Notes 2.95% due 01/15/2023	285,000	294,668
		1,676,786
Transport-Services — 0.1%
ERA Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	50,000	49,125
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	331,000	337,567
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	215,070
		601,762
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	77,000	82,005
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 07/11/2014*	71,000	71,742
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	415,000	416,118
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	197,000	201,007
		688,867

23

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	6,835	7,845
Total U.S. CORPORATE BONDS & NOTES (cost $166,650,441)		179,029,724
FOREIGN CORPORATE BONDS & NOTES — 7.7%
Agricultural Chemicals — 0.1%
Agrium Inc Senior Notes 3.15% due 10/01/2022	125,000	124,207
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	119,754
Agrium, Inc. Senior Notes 7.80% due 02/01/2027	185,000	252,462
		496,423
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*	262,000	261,558
Banks-Commercial — 0.7%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/2014*	200,000	207,522
Bank of Montreal Senior Notes 1.40% due 09/11/2017	439,000	440,669
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	656,000	725,790
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	775,000	817,274
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	565,000	599,296
ING Bank NV Notes 2.00% due 09/25/2015*	666,000	670,928
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(5)	100,000	103,500
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	435,000	441,534
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	650,000	650,724
		4,657,237
Banks-Money Center — 0.1%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*	290,000	316,307
Royal Bank of Scotland NV FRS Sub. Notes 1.01% due 03/09/2015	280,000	265,285
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/2013	190,000	196,001
		777,593
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.50% due 01/15/2042*	150,000	174,804
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	300,000	358,838
		533,642
Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	453,000	451,632
Heineken NV Senior Notes
2.75% due 04/01/2023*	345,000	338,751
		790,383
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.63% due 01/15/2040	190,000	242,400
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	20,000	20,950
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	238,978
Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	353,390
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	264,000	268,342
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	320,000	332,522
		954,254
Chemicals-Diversified — 0.0%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	94,000	98,465

24

LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	88,000	103,400
		201,865
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 3.25% due 12/15/2019	296,000	297,722
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000	237,749
		535,471
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	75,000	82,406
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	33,000	34,898
Diversified Banking Institutions — 0.7%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	890,000	902,769
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	236,176
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	775,000	991,120
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	463,000	473,839
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/2015	150,000	159,276
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/2021	275,000	332,249
Societe Generale SA Bank Guar. Notes 2.75% due 10/12/2017	350,000	356,028
UBS AG Notes 3.88% due 01/15/2015	250,000	264,166
UBS AG Notes 4.88% due 08/04/2020	250,000	290,492
UBS AG Senior Notes 5.75% due 04/25/2018	200,000	237,429
UBS AG Sub. Notes 5.88% due 07/15/2016	385,000	429,561
		4,673,105
Diversified Manufacturing Operations — 0.1%
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*	180,000	179,841
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/2026*	350,000	460,210
		640,051
Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	50,000	51,750
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	193,000	197,342
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/2042	440,000	449,714
Xstrata Finance Canada, Ltd. Company Guar. Notes 2.45% due 10/25/2017*	325,000	328,151
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	157,967
		1,184,924
Diversified Operations — 0.1%
Hutchison Whampoa International 0919, Ltd.
Company Guar. Notes
5.75% due 09/11/2019*	230,000	274,271
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	205,000	217,528
		491,799
Electric-Integrated — 0.0%
Enel Finance International NV Company Guar. Notes 6.80% due 09/15/2037*	180,000	188,010
Finance-Leasing Companies — 0.0%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	40,000	42,000
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019*	45,000	46,913
		88,913
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(5)	70,000	69,825
Investment Companies — 2.3%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	262,000	258,045

25

Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	14,000,000	15,388,758
		15,646,803
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 1.95% due 09/18/2019	210,000	212,834
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	335,000	453,704
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	448,000	454,474
		1,121,012
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	220,000	269,961
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	250,010
		519,971
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	225,000	244,260
Oil & Gas Drilling — 0.3%
Ensco PLC Senior Notes 4.70% due 03/15/2021	375,000	422,009
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	320,000	323,366
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	225,000	230,610
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	160,000	175,188
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/2016	250,000	278,355
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	125,000	151,913
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	170,000	205,891
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	246,000	301,146
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	127,000	157,832
		2,246,310
Oil Companies-Exploration & Production — 0.6%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	293,000	387,658
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	471,190
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000	504,772
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	465,394
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	285,238
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	155,867
Encana Corp. Senior Notes 5.90% due 12/01/2017	400,000	476,415
Gazprom Neft OAO Via GPN Capital SA
Senior Notes
4.38% due 09/19/2022*	505,000	516,363
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	122,806
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	265,000	383,543
		3,769,246
Oil Companies-Integrated — 0.8%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	248,000	261,750
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	375,000	413,313
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	350,000	350,309
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	240,000	245,346
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	583,000	606,544

26

BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022	186,000	184,295
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	550,000	579,429
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	325,000	365,892
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	250,000	312,269
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	170,000	187,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	166,000	182,600
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	525,000	658,875
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	400,000	561,986
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	204,000	207,145
		5,116,753
Oil-Field Services — 0.1%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	565,000	562,598
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	50,000	50,125
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(6)(13)	87,171	92,619
Savings & Loans/Thrifts — 0.1%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	460,000	469,407
Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	65,000	69,631
Vivendi SA Senior Notes 2.40% due 04/10/2015*	321,000	327,412
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*	40,000	40,200
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(6)(13)	106,125	108,247
		545,490
Telephone-Integrated — 0.5%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	272,425
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	264,435
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	629,263
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	290,000	293,508
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/2018	175,000	200,025
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/2038	125,000	135,312
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/2013	375,000	376,312
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/2016	125,000	130,063
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	367,000	391,314
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	270,000	316,975
		3,009,632
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	65,000	69,225
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/2018*	100,000	139,058
Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	472,057
Total Foreign Corporate Bonds & Notes (cost $48,792,796)		51,239,251

27

FOREIGN GOVERNMENT AGENCIES — 2.3%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	266,000	269,564
Province of British Columbia Senior Notes 2.85% due 06/15/2015	326,000	344,810
		614,374
Sovereign — 2.2%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	400,000	397,000
Federal Republic of Brazil Senior Notes 4.88% due 01/22/2021	150,000	180,750
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/2037	220,000	336,600
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025	100,000	162,500
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/2019	300,000	433,875
Government of Canada Senior Notes 0.88% due 02/14/2017	306,000	308,479
Government of Romania Senior Notes 6.75% due 02/07/2022	450,000	546,750
Government of Ukraine Senior Notes 7.80% due 11/28/2022*	210,000	210,787
Lebanese Republic Senior Notes 6.60% due 11/27/2026	300,000	303,000
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	410,000	633,040
Republic of Belarus Bonds 8.75% due 08/03/2015	160,000	163,904
Republic of Belarus Senior Notes 8.95% due 01/26/2018	100,000	103,000
Republic of Chile Senior Notes 2.25% due 10/30/2022	467,000	463,497
Republic of Colombia Senior Notes 4.38% due 07/12/2021	400,000	460,600
Republic of Colombia Senior Notes 6.13% due 01/18/2041	189,000	259,497
Republic of Croatia Senior Notes 6.38% due 03/24/2021	300,000	341,250
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	265,000	267,915
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	250,000	285,625
Republic of Hungary Senior Notes 4.75% due 02/03/2015	350,000	360,500
Republic of Hungary Senior Notes 6.25% due 01/29/2020	150,000	165,563
Republic of Indonesia Bonds 3.75% due 04/25/2022	400,000	426,500
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	230,000
Republic of Indonesia Bonds 5.25% due 01/17/2042	400,000	466,000
Republic of Latvia
Senior Notes
2.75% due 01/12/2020*	400,000	395,600
Republic of Peru Senior Notes 7.13% due 03/30/2019	200,000	261,800
Republic of Peru Senior Notes 7.35% due 07/21/2025	300,000	434,700
Republic of Peru Senior Notes 8.75% due 11/21/2033	90,000	156,375
Republic of Poland Senior Notes 3.00% due 03/17/2023	489,000	487,778
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*	200,000	210,000
Republic of South Africa Senior Notes 4.67% due 01/17/2024	150,000	169,500
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022	200,000	213,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	200,000	217,906
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	200,000	281,000
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	220,000	317,350
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	300,000	520,500

28

Republic of Turkey Bonds 5.13% due 03/25/2022	200,000	230,000
Republic of Turkey Senior Notes 7.38% due 02/05/2025	300,000	406,500
Republic of Turkey Senior Notes 11.88% due 01/15/2030	185,000	363,294
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	200,000	225,500
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	150,000	170,625
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	142,000	165,430
Russian Federation Senior Bonds 3.25% due 04/04/2017*	400,000	425,000
Russian Federation Senior Notes 4.50% due 04/04/2022	200,000	229,000
Russian Federation Senior Notes 7.50% due 03/31/2030(4)	193,750	248,852
Russian Federation Senior Notes 11.00% due 07/24/2018	110,000	162,690
United Mexican States Senior Notes 3.63% due 03/15/2022	500,000	546,875
United Mexican States Senior Notes 4.75% due 03/08/2044	330,000	372,900
United Mexican States Senior Notes 5.75% due 10/12/2110	132,000	158,730
United Mexican States Senior Notes Series A 6.05% due 01/11/2040	170,000	227,970
		15,105,507
Total Foreign Government Agencies (cost $15,008,726)		15,719,881
U.S. GOVERNMENT AGENCIES — 25.9%
Federal Home Loan Bank — 0.8%
1.25% due 12/12/2014	660,000	670,808
1.88% due 06/21/2013	1,380,000	1,391,301
3.38% due 02/27/2013	2,635,000	2,648,096
3.63% due 10/18/2013	735,000	754,971
		5,465,176
Federal Home Loan Mtg. Corp. — 2.9%
1.00% due 08/27/2014	2,544,000	2,576,914
2.00% due 08/25/2016	3,157,000	3,322,540
3.00% due 08/01/2027	1,115,723	1,178,814
3.00% due 10/01/2042	534,881	563,823
3.00% due 11/01/2042	736,491	770,719
3.50% due 11/01/2041	774,978	824,748
3.50% due 03/01/2042	287,169	307,003
3.50% due 04/01/2042	1,017,993	1,083,370
3.50% due 08/01/2042	492,594	530,386
3.75% due 03/27/2019	796,000	920,111
4.00% due 05/01/2040	712,343	780,278
4.00% due 02/01/2041	1,498,144	1,600,758
4.50% due 01/01/2039	77,608	83,280
4.50% due 04/01/2040	1,385,783	1,529,079
5.00% due 07/01/2035	44,554	48,110
5.00% due 11/01/2036	115,263	124,138
5.00% due 12/01/2036	255,938	275,644
5.00% due 01/01/2037	71,374	76,870
5.00% due 03/01/2038	104,912	112,892
5.50% due 07/01/2037	144,116	155,686
5.50% due 08/01/2037	9,681	10,458
5.50% due 09/01/2037	137,703	148,758
5.50% due 10/01/2037	613,486	662,736
5.50% due 04/01/2038	489,951	529,227
5.50% due 05/01/2038	284,454	307,112
5.50% due 10/01/2038	86,344	93,222
6.00% due 11/01/2037	73,049	79,496
6.00% due 03/01/2040	90,746	98,896
6.25% due 07/15/2032	206,000	306,599
6.50% due 03/01/2037	118,262	134,595
6.50% due 11/01/2037	91,027	103,599
6.75% due 03/15/2031	100,000	153,688
Federal Home Loan Mtg. Corp., Structured Pass-Thru Certs. VRS
Series K701, Class X1
0.31% due 11/25/2017(1)(3)	2,417,305	31,439
Series K013, Class X1
0.68% due 01/25/2021(1)(3)	2,472,380	97,924
		19,622,912
Federal National Mtg. Assoc. — 6.3%
zero coupon due 10/09/2019	602,000	527,386
0.63% due 10/30/2014	1,505,000	1,514,379
1.63% due 10/26/2015	750,000	775,883
2.38% due 04/11/2016	1,245,000	1,323,201
3.00% due 10/01/2027	1,474,421	1,558,323
3.00% due 03/01/2042	544,518	571,131
3.00% due 06/01/2042	273,806	287,189
3.00% due 12/01/2042	784,103	822,427
3.00% due January TBA	1,000,000	1,047,813
3.50% due 08/01/2027	372,332	397,879
3.50% due 12/01/2041	676,542	721,867
3.50% due 01/01/2042	481,521	513,780
3.50% due 03/01/2042	673,463	718,581
3.50% due 04/01/2042	475,318	508,202
3.50% due 05/01/2042	498,463	532,948
3.50% due 06/01/2042	483,959	517,441
3.50% due 07/01/2042	498,797	533,305
3.50% due 09/01/2042	986,391	1,054,632
4.00% due 06/01/2039	347,442	388,134
4.00% due 09/01/2040	509,410	546,467
4.00% due 10/01/2040	684,757	734,785

29

4.00% due 11/01/2040	719,482	772,046
4.00% due 03/01/2041	857,667	920,327
4.00% due 08/01/2041	3,097,072	3,324,308
4.00% due 11/01/2041	280,411	300,985
4.50% due 10/01/2024	195,933	210,847
4.50% due 01/01/2039	66,102	71,427
4.50% due 06/01/2039	553,586	614,620
4.50% due 11/01/2039	3,907,800	4,396,038
5.00% due 03/15/2016	92,000	105,280
5.00% due 05/01/2040	2,939,359	3,253,717
5.00% due 07/01/2040	1,832,366	1,994,069
5.50% due 11/01/2022	43,447	46,988
5.50% due 07/01/2023	365,612	395,411
5.50% due 12/01/2029	211,510	230,077
5.50% due 08/01/2034	259,834	284,266
5.50% due 03/01/2035	533,859	584,057
5.50% due 04/01/2036	392,764	429,205
5.50% due 11/01/2036	386,105	419,997
5.50% due 12/01/2036	273,927	299,321
5.50% due 03/01/2037	66,260	72,003
5.50% due 08/01/2037	197,570	217,136
5.50% due 06/01/2038	917,371	996,750
5.50% due 07/01/2038	228,516	248,289
5.50% due 06/01/2039	297,637	323,438
6.00% due 10/01/2036	582,692	637,939
6.00% due 06/01/2037	349,854	383,024
6.00% due 11/01/2037	1,230,423	1,347,080
6.00% due 07/01/2038	269,391	294,343
6.50% due 07/01/2036	88,404	99,163
6.50% due 09/01/2037	241,873	271,797
6.50% due 10/01/2037	209,375	235,848
6.50% due 10/01/2038	154,126	172,558
6.50% due 02/01/2039	125,897	140,953
6.63% due 11/15/2030	871,000	1,326,536
Federal National Mtg. Assoc. REMIC
Series 2010-112, Class AB
4.00% due 11/25/2035(1)	440,870	443,911
Series 2010-6, Class DG
5.00% due 11/25/2037(1)	949,924	959,067
		42,418,574
Government National Mtg. Assoc. — 15.6%
3.50% due 03/15/2042	5,000,000	5,437,607
3.50% due 04/15/2042	715,121	781,955
3.50% due 06/15/2042	19,254,731	20,939,929
3.50% due 11/15/2042	30,000	32,626
4.00% due 03/15/2039	453,996	499,634
4.00% due 04/15/2039	752,991	826,678
4.00% due 05/15/2039	97,667	107,485
4.00% due 06/15/2039	728,804	802,067
4.00% due 08/15/2039	47,228	51,976
4.00% due 10/15/2039	110,439	121,541
4.00% due 11/15/2039	288,179	317,149
4.00% due 12/15/2039	453,863	499,488
4.00% due 03/15/2040	110,654	122,192
4.00% due 09/15/2040	924,189	1,022,967
4.00% due 10/15/2040	83,585	92,301
4.00% due 11/15/2040	1,844,264	2,035,237
4.00% due 12/15/2040	1,263,614	1,395,377
4.00% due 01/15/2041	1,092,194	1,198,916
4.00% due 02/15/2041	456,504	501,110
4.00% due 03/15/2041	1,300,694	1,427,789
4.00% due 05/15/2041	1,390,463	1,526,330
4.00% due 06/15/2041	412,901	454,959
4.00% due 07/15/2041	1,978,642	2,172,429
4.00% due 08/15/2041	3,196,231	3,508,546
4.00% due 09/15/2041	2,278,549	2,501,193
4.00% due 10/15/2041	545,610	598,924
4.00% due 11/15/2041	1,780,326	1,954,287
4.00% due 12/15/2041	873,299	959,390
4.00% due 01/15/2042	176,673	194,047
4.00% due 02/15/2042	43,427	47,698
4.00% due 03/15/2042	271,801	298,529
4.00% due 04/15/2042	63,069	69,271
4.00% due 06/15/2042	574,601	631,106
4.50% due 04/15/2018	58,840	62,790
4.50% due 05/15/2018	414,900	454,648
4.50% due 08/15/2018	19,591	21,467
4.50% due 09/15/2018	184,670	202,361
4.50% due 10/15/2018	680,320	746,152
4.50% due 09/15/2033	165,681	182,412
4.50% due 03/15/2039	389,667	428,408
4.50% due 05/15/2039	1,468,161	1,614,123
4.50% due 06/15/2039	6,452,378	7,096,678
4.50% due 07/15/2039	114,350	125,719
4.50% due 09/15/2039	413,426	454,528
4.50% due 10/15/2039	440,518	484,608
4.50% due 11/15/2039	14,939	16,424
4.50% due 01/15/2040	161,243	177,847
4.50% due 02/15/2040	380,125	419,579
4.50% due 03/15/2040	169,365	186,943
4.50% due 04/15/2040	9,662	10,665
4.50% due 05/15/2040	3,686,130	4,067,612
4.50% due 06/15/2040	2,729,372	3,006,813
4.50% due 07/15/2040	92,923	103,293
4.50% due 08/15/2040	571,835	629,177
4.50% due 09/15/2040	1,128,905	1,246,077
4.50% due 12/15/2040	413,688	460,504
4.50% due 03/15/2041	327,356	361,041
4.50% due 04/15/2041	538,780	589,988
4.50% due 05/15/2041	326,684	359,162
4.50% due 06/15/2041	6,236,927	6,830,314
4.50% due 07/15/2041	405,259	443,775
4.50% due 08/15/2041	2,409,434	2,647,229
5.00% due 06/15/2033	8,517	9,377
5.00% due 08/15/2033	60,458	66,954
5.00% due 09/15/2033	86,860	95,631
5.00% due 10/15/2033	60,824	66,966
5.00% due 11/15/2033	9,115	10,264
5.00% due 06/15/2034	225,703	248,072
5.00% due 05/15/2035	6,370	7,013
5.00% due 09/15/2035	9,331	10,226
5.00% due 11/15/2035	321,134	351,254
5.00% due 02/15/2036	200,108	218,814
5.00% due 02/20/2036	576,229	634,597
5.00% due 03/15/2036	136,310	149,053
5.00% due 05/15/2036	265,102	289,883

30

5.00% due 06/15/2036	205,298	229,301
5.00% due 08/15/2036	21,577	23,595
5.00% due 07/15/2038	859,949	938,187
5.00% due 08/15/2038	2,796,411	3,050,830
5.50% due 02/15/2032	8,007	8,808
5.50% due 03/15/2032	13,854	15,299
5.50% due 12/15/2032	13,098	14,480
5.50% due 01/15/2033	8,352	9,228
5.50% due 02/15/2033	49,816	55,038
5.50% due 03/15/2033	183,294	201,985
5.50% due 04/15/2033	614,255	679,364
5.50% due 05/15/2033	6,193	6,843
5.50% due 06/15/2033	892,013	986,509
5.50% due 07/15/2033	819,165	916,280
5.50% due 08/15/2033	117,990	130,420
5.50% due 09/15/2033	19,306	21,934
5.50% due 11/15/2033	96,346	106,451
5.50% due 12/15/2033	6,971	7,703
5.50% due 01/15/2034	294,274	324,680
5.50% due 02/15/2034	99,485	109,760
6.00% due 04/15/2028	295,314	331,078
6.00% due 01/15/2029	37,132	42,009
6.00% due 03/15/2029	27,612	31,239
6.00% due 11/15/2031	18,702	21,123
6.00% due 12/15/2031	44,647	50,148
6.00% due 04/15/2032	41,188	46,444
6.00% due 08/15/2032	7,182	8,098
6.00% due 09/15/2032	34,572	38,983
6.00% due 10/15/2032	145,413	163,967
6.00% due 11/15/2032	51,713	58,227
6.00% due 01/15/2033	8,252	9,285
6.00% due 02/15/2033	89,423	100,610
6.00% due 03/15/2033	34,334	38,628
6.00% due 09/15/2033	38,949	43,874
6.00% due 01/15/2034	215,195	241,462
6.00% due 03/15/2034	84,572	95,363
6.00% due 05/15/2034	13,798	15,508
6.00% due 07/15/2034	32,196	36,093
6.00% due 08/15/2034	393,328	442,531
6.00% due 09/15/2034	36,353	41,060
6.00% due 11/15/2034	190,330	213,366
6.00% due 03/15/2035	135,744	151,941
6.00% due 08/15/2035	186,814	209,742
6.00% due 01/15/2036	107,510	120,018
6.00% due 02/15/2036	58,753	65,753
6.00% due 04/15/2036	175,804	196,256
6.00% due 05/15/2036	100,131	111,936
6.00% due 06/15/2036	288,073	321,587
6.00% due 07/15/2036	68,420	76,380
6.00% due 08/15/2036	240,477	268,767
6.00% due 09/15/2036	237,828	265,591
6.00% due 10/15/2036	418,150	468,517
6.00% due 11/15/2036	183,807	205,191
6.00% due 12/15/2036	41,087	45,868
6.00% due 10/15/2039	2,599,182	2,901,577
6.50% due 09/15/2028	8,899	10,190
6.50% due 09/15/2031	23,583	27,791
6.50% due 10/15/2031	11,273	13,168
6.50% due 11/15/2031	2,831	3,356
6.50% due 12/15/2031	11,543	13,684
7.50% due 09/15/2030	24,807	25,805
		104,128,083
Tennessee Valley Authority — 0.3%
Tennessee Valley Authority 3.50% due 12/15/2042	284,000	282,223
Tennessee Valley Authority 4.75% due 08/01/2013	1,511,000	1,550,874
		1,833,097
Total U.S. Government Agencies (cost $167,293,076)		173,467,842
U.S. GOVERNMENT TREASURIES — 26.3%
United States Treasury Bonds — 5.7%
2.75% due 08/15/2042	1,519,000	1,466,784
2.75% due 11/15/2042	71,000	68,404
3.13% due 11/15/2041	781,000	817,488
3.13% due 02/15/2042	1,860,000	1,944,863
3.75% due 08/15/2041	715,000	840,348
3.88% due 08/15/2040	1,577,000	1,895,357
4.25% due 05/15/2039	112,000	142,887
4.25% due 11/15/2040	1,100,000	1,404,563
4.38% due 02/15/2038	1,183,000	1,534,942
4.38% due 11/15/2039	1,401,000	1,822,614
4.38% due 05/15/2040	953,000	1,240,538
4.50% due 05/15/2038	82,000	108,394
4.63% due 02/15/2040	1,205,000	1,628,068
4.75% due 02/15/2041	1,844,000	2,542,127
5.25% due 11/15/2028	424,000	585,782
5.38% due 02/15/2031	500,000	713,750
6.13% due 11/15/2027	544,000	808,180
6.25% due 08/15/2023	1,613,000	2,312,639
6.38% due 08/15/2027	1,217,000	1,843,945
6.75% due 08/15/2026	377,000	582,465
7.88% due 02/15/2021	1,267,000	1,906,835
8.13% due 08/15/2019	66,000	96,066
8.13% due 05/15/2021	22,000	33,763
8.75% due 05/15/2017	1,725,000	2,332,524
8.75% due 05/15/2020	1,035,000	1,589,453
8.75% due 08/15/2020	1,389,000	2,150,346
9.00% due 11/15/2018	3,800,000	5,571,750
9.13% due 05/15/2018	55,000	79,166
		38,064,041
United States Treasury Notes — 20.6%
0.25% due 01/31/2014	425,000	425,266
0.25% due 03/31/2014	1,550,000	1,550,727
0.25% due 04/30/2014	3,999,000	4,000,720
0.25% due 05/31/2014	1,800,000	1,800,844
0.25% due 11/30/2014	182,000	182,007
0.38% due 04/15/2015	800,000	801,438
0.63% due 05/31/2017	107,000	107,167
0.63% due 08/31/2017	487,000	486,543
0.63% due 09/30/2017	483,000	482,132

31

0.63% due 11/30/2017	3,955,000	3,941,715
0.75% due 12/31/2017	276,000	276,453
0.88% due 11/30/2016	4,659,000	4,724,883
0.88% due 02/28/2017	2,000,000	2,026,250
0.88% due 07/31/2019	2,417,000	2,387,165
1.00% due 08/31/2016	8,796,000	8,963,669
1.00% due 10/31/2016	4,644,000	4,732,524
1.00% due 03/31/2017	2,238,000	2,278,040
1.25% due 08/31/2015	1,641,000	1,680,871
1.25% due 09/30/2015	1,716,000	1,758,900
1.25% due 10/31/2015	4,331,000	4,440,968
1.38% due 11/30/2015	1,100,000	1,132,312
1.38% due 09/30/2018	743,000	763,781
1.50% due 08/31/2018	3,224,000	3,338,101
1.63% due 08/15/2022	12,887,000	12,802,436
1.75% due 07/31/2015	2,604,000	2,699,207
1.75% due 05/15/2022	1,252,000	1,262,857
1.88% due 08/31/2017	3,079,000	3,251,954
1.88% due 10/31/2017	984,000	1,039,427
2.00% due 01/31/2016	2,932,000	3,076,996
2.00% due 11/15/2021	3,279,000	3,403,245
2.00% due 02/15/2022	1,938,000	2,004,165
2.13% due 05/31/2015	270,000	281,707
2.13% due 08/15/2021	1,980,000	2,081,475
2.25% due 01/31/2015	2,407,000	2,505,538
2.38% due 08/31/2014	300,000	310,617
2.38% due 02/28/2015	5,244,000	5,479,980
2.38% due 05/31/2018	1,256,000	1,360,798
2.50% due 04/30/2015	5,705,000	5,995,601
2.63% due 04/30/2016	4,372,000	4,688,970
2.63% due 08/15/2020	922,000	1,012,471
2.63% due 11/15/2020	1,302,000	1,428,945
2.75% due 12/31/2017	533,000	586,466
2.75% due 02/15/2019	461,000	510,450
3.13% due 05/15/2019	2,092,000	2,369,190
3.13% due 05/15/2021	13,000	14,742
3.38% due 11/15/2019	856,000	984,200
3.50% due 05/15/2020	815,000	946,228
3.63% due 08/15/2019	32,000	37,262
3.63% due 02/15/2020	3,814,000	4,456,423
3.88% due 05/15/2018	35,000	40,674
4.00% due 02/15/2014	464,000	483,666
4.00% due 02/15/2015	5,228,000	5,638,074
4.00% due 08/15/2018	49,000	57,575
4.25% due 08/15/2013	2,053,000	2,104,885
4.25% due 11/15/2013	1,096,000	1,134,616
4.25% due 11/15/2014	3,985,000	4,280,918
4.25% due 08/15/2015	831,000	915,593
4.25% due 11/15/2017	116,000	135,829
4.50% due 05/15/2017	50,000	58,395
4.75% due 05/15/2014	5,770,000	6,126,119
		137,850,170
Total U.S. Government Treasuries (cost $168,294,163)		175,914,211
MUNICIPAL BONDS & NOTES — 0.7%
U.S. Municipal Bonds & Notes — 0.7%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	475,000	657,818
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	159,508
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/2039	215,000	269,062
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	166,169
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	184,492
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	36,983
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	434,000	488,819
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	320,000	315,853
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	315,000	349,036
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	280,000	357,498
State of California General Obligation Bonds 4.85% due 10/01/2014	125,000	132,726
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	540,675
State of California General Obligation Bonds 7.63% due 03/01/2040	275,000	397,292
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	118,699
University of California Revenue Bonds 6.55% due 05/15/2048	450,000	599,296
Total Municipal Bonds & Notes (cost $4,192,185)		4,773,926

32

EXCHANGE-TRADED FUNDS — 0.5%
iShares Barclays 1-3 Year Treasury Bond Fund	15,338	1,294,834
iShares Barclays 3-7 Year Treasury Bond Fund	10,139	1,249,328
iShares Barclays 7-10 Year Treasury Bond Fund	3,189	342,786
iShares Barclays 10-20 Year Treasury Bond Fund	884	119,216
iShares Barclays 20+ Year Treasury Bond Fund	2,545	308,403
Total EXCHANGE-TRADED FUNDS (cost $3,328,414)		3,314,567
COMMON STOCK — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.† (cost $0)	1,980	1,663
PREFERRED STOCK — 0.1%
Banks-Commercial — 0.1%
City National Corp. Series C 5.50%	12,900	313,470
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	150	129,900
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(9)	58,000	6
Total Preferred Stock (cost $428,552)		443,376
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(8)(9)	175	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(8)(9)(10)	11	3,850
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(8)(9)(10)	11	2,200
Total Warrants (cost $182)		6,050
Total Long-Term Investment Securities (cost $591,867,661)		622,356,553

SHORT-TERM INVESTMENT SECURITIES — 3.7%
U.S. Government Treasuries — 3.7%
United States Treasury Bills 0.00% due 01/10/2013 (cost $24,999,937)	$25,000,000	24,999,937
REPURCHASE AGREEMENTS — 2.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $731,000 and collateralized by $560,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/2036 and having an approximate value of $749,350.	731,000	731,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/2013 in the amount of $5,337,003 and collateralized by $5,480,000 of Federal National Mtg. Assoc., bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $5,445,657.	5,337,000	5,337,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	465,000	465,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	430,000	430,000
BNP Paribas SA Joint Repurchase Agreement(11)	430,000	430,000
Deutsche Bank AG Joint Repurchase Agreement(11)	165,000	165,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	600,000	600,000
State Street Bank & Trust Co. Joint Repurchase Agreement(11)	8,569,000	8,569,000
UBS Securities LLC Joint Repurchase Agreement(11)	540,000	540,000
Total Repurchase Agreements (cost $17,267,000)		17,267,000
TOTAL INVESTMENTS (cost $634,134,598)(12)	99.3%	664,623,490
Other assets less liabilities	0.7	4,477,372
NET ASSETS	100.0%	$669,100,862

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $53,767,633 representing 8.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Interest Only
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(7)	Bond in default
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(9)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $7,138 representing 0.0% of net assets.

33

(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Diversified Fixed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	11	$—	$3,850	$350.00	0.00%

ION Media Networks, Inc.
Expries 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	11	—	2,200	200.00	0.00
				$6,050		0.00%

(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Security currently paying interest/dividends in the form of additional securities.
(14)	Company has filed for Chapter 11 bankruptcy protection.
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2012 and unless otherwise noted, the dates shown are the original maturity dates

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2012	Unrealized Appreciation (Depreciation)
95	Long	U.S. Treasury 5YR Notes	March 2013	$11,831,951	$11,819,336	$(12,615)
100	Short	U.S. Treasury 10YR Notes	March 2013	13,325,647	13,278,125	47,522
6	Long	U.S. Ultra Bonds	March 2013	980,617	975,563	(5,055)
						$29,852

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$18,446,062	$—	$18,446,062
U.S. Corporate Bonds & Notes:
Airlines	—	737,964	—	737,964
Gambling (Non-Hotel)	—	—	1,059	1,059
Recycling	—	—	3	3
Other Industries*	—	178,072,535	—	178,072,535
Foreign Corporate Bonds & Notes	—	51,457,414	—	51,457,414
Foreign Government Agencies	—	15,719,881	—	15,719,881
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	42,418,574	—	42,418,574
Government National Mtg. Assoc.	—	104,128,083	—	104,128,083
Other U.S. Government Agencies*	—	26,921,185	—	26,921,185
U.S. Government Treasuries:
Unites States Treasury Bonds	—	38,064,041	—	38,064,041
Unites States Treasury Notes	—	137,850,170	—	137,850,170
Municipal Bond & Notes	—	4,773,926	—	4,773,926
Exchange-Traded Funds	3,314,567	—	—	3,314,567
Common Stock	1,663	—	—	1,663
Preferred Stock:
Finance-Investment Banker/Broker	—	6	—	6
Other Industries*	443,370	—	—	443,370
Warrants	—	—	6,050	6,050
Short-Term Investment Securities:
U.S. Treasuries	—	24,999,937	—	24,999,937
Repurchase Agreements	—	17,267,000	—	17,267,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	47,522	—	—	47,522
Total	$3,807,122	$660,856,778	$7,112	$664,671,012

Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$17,670	$—	$—	$17,670

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3 during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

34

Seasons Series Trust

Real Return Portfolio

Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Shares/ Principal Amount(7)		Value (Note 1)
FOREIGN GOVERNMENT AGENCIES(1) — 12.8%
Sovereign — 12.8%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	14,603,338	$22,837,082
Government of Canada Bonds 4.25% due 12/01/2021	CAD	9,707,544	13,744,465
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,023,100	2,664,619
Swedish Government Bonds 0.25% due 06/01/2022	SEK	74,625,000	11,822,999
Swedish Government Bonds 0.50% due 06/01/2017	SEK	59,860,235	9,448,191
Total Foreign Government Agencies (cost $59,250,962)			60,517,356
FOREIGN GOVERNMENT TREASURIES(1) — 25.6%
Sovereign — 25.6%
Australian Government Senior Bonds 4.00% due 08/20/2015	AUD	8,036,450	9,124,743
Australian Government Senior Bonds 4.00% due 08/20/2020	AUD	8,778,143	11,454,649
French Government Bonds 1.10% due 07/25/2022	EUR	9,595,178	13,929,147
French Government Bonds 1.60% due 07/25/2015	EUR	6,132,686	8,708,011
French Government Bonds 2.25% due 07/25/2020	EUR	17,535,720	27,555,193
United Kingdom Gilt Bonds 1.25% due 11/22/2017	GBP	7,256,667	13,481,804
United Kingdom Gilt Bonds 1.88% due 11/22/2022	GBP	6,746,100	14,091,575
United Kingdom Gilt Bonds 2.50% due 07/26/2016	GBP	3,712,221	6,978,637
United Kingdom Gilt Bonds 2.50% due 04/16/2020	GBP	7,615,188	15,719,451
Total Foreign Government Treasuries (cost $114,384,513)			121,043,210
U.S. GOVERNMENT TREASURIES(1) — 50.7%
United States Treasury Bonds — 0.9%
2.38% due 01/15/2025 TIPS	$3,006,591		4,055,843
United States Treasury Notes — 49.8%
0.13% due 04/15/2016 TIPS	22,688,767		23,890,568
0.13% due 04/15/2017 TIPS	30,502,278		32,663,639
0.13% due 01/15/2022 TIPS	18,575,395		20,171,728
0.13% due 07/15/2022 TIPS	13,403,618		14,550,257
0.50% due 04/15/2015 TIPS	14,436,720		15,063,822
0.63% due 07/15/2021 TIPS	15,087,198		17,149,905
1.13% due 01/15/2021 TIPS	15,941,059		18,723,268
1.25% due 07/15/2020 TIPS	13,948,074		16,545,902
1.38% due 01/15/2020 TIPS	8,450,709		10,017,394
1.63% due 01/15/2015 TIPS	19,050,051		20,239,194
1.63% due 01/15/2018 TIPS	6,542,207		7,587,429
1.88% due 07/15/2019 TIPS	6,771,063		8,241,121
2.00% due 01/15/2016 TIPS	8,100,017		8,980,893
2.13% due 01/15/2019 TIPS	11,151,194		13,539,121
2.38% due 01/15/2017 TIPS	6,767,595		7,865,746
			235,229,987
Total U.S. Government Treasuries (cost $229,418,075)			239,285,830
COMMON STOCK — 0.1%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3)	765		66,417
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	25		362,678
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	49		999
Total Common Stock (cost $162,682)			430,094
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(2)(3)	1,705		0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(2)(3)(4)	117		40,950
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(2)(3)(4)	116		23,200
Total Warrants (cost $1,765)			64,150
Total Long-Term Investment Securities (cost $403,217,997)			421,340,640
REPURCHASE AGREEMENTS — 9.6%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$8,085,000		8,085,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	7,470,000		7,470,000
BNP Paribas SA Joint Repurchase Agreement(5)	7,470,000		7,470,000
Deutsche Bank AG Joint Repurchase Agreement(5)	2,925,000		2,925,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	9,975,000		9,975,000
UBS Securities LLC Joint Repurchase Agreement(5)	9,335,000		9,335,000

1

Total Repurchase Agreements (cost $45,260,000)		45,260,000
TOTAL INVESTMENTS (cost $448,477,997)(6)	98.8%	466,600,640
Other assets less liabilities	1.2	5,722,270
NET ASSETS	100.0%	$472,322,910

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $493,245 representing 0.1% of net assets.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the Real Return Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $500.00)
Warrants	03/01/2011	117	$—	$40,950	$350.00	0.01%

ION Media Networks, Inc.
Expires 12/18/2016
(strike price $687.00)
Warrants	11/11/2010	116	—	23,200	200.00	0.00
				$64,150		0.01%

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Denominated in United States dollars unless otherwise indicated.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Dollar
GBP	— Pound Sterling
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TIPS	— Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	55,295,000	USD	72,345,490	03/20/2013	$—	$(690,843)
	SEK	59,596,000	USD	8,933,995	03/20/2013	—	(214,304)
						—	(905,147)
JP Morgan Chase Bank N.A.	SEK	27,426,000	USD	4,066,334	01/15/2013	—	(149,820)

Morgan Stanley and Co. Inc.	AUD	12,837,000	USD	13,431,096	03/20/2013	174,851	—
	CAD	5,021,000	USD	5,084,145	03/20/2013	44,598	—
	SEK	51,462,000	USD	7,784,299	03/20/2013	—	(115,388)
						219,449	(115,388)
National Australia Bank Limited	AUD	7,097,000	USD	7,440,637	03/20/2013	111,855	—
	NZD	3,026,000	USD	2,543,595	03/20/2013	55,018	—
						166,873	—
Royal Bank of Canada	CAD	8,829,000	USD	8,949,414	03/20/2013	87,801	—
	GBP	31,017,000	USD	49,920,466	03/20/2013	—	(452,959)
						87,801	(452,959)
UBS AG	EUR	1,915,000	USD	2,535,046	03/20/2013	5,621	—
	USD	529,075	SEK	3,450,000	03/20/2013	518	—
						—	—
						6,139	—
Net Unrealized Appreciation (Depreciation)						$480,262	$(1,623,314)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Agencies	$—	$60,517,356	$—	$60,517,356
Foreign Government Treasuries	—	121,043,210	—	121,043,210
U.S. Government Treasuries:
United States Treasury Bonds	—	4,055,843	—	4,055,843
United States Treasury Notes	—	235,229,987	—	235,229,987
Common Stock:
Food-Misc./Diversified	—	—	66,417	66,417
Paper & Related Products	—	—	362,678	362,678
Printing - Commercial	999	—	—	999
Warrants	—	—	64,150	64,150
Repurchase Agreements	—	45,260,000	—	45,260,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	480,262	—	480,262
Total	$999	$466,586,658	$493,245	$467,080,902
Liabilities:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$1,623,314	$—	$1,623,314

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Portfolio of Investments — December 31, 2012
(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.8%
Asset-Backed Commercial Paper — 30.2%
Chariot Funding LLC 0.22% due 02/05/2013*	$985,000	$984,789
Chariot Funding LLC 0.25% due 01/11/2013*	500,000	499,965
Chariot Funding LLC 0.32% due 06/18/2013*	400,000	399,556
Fairway Finance LLC 0.23% due 02/04/2013*	300,000	299,935
Fairway Finance LLC 0.23% due 02/19/2013*	500,000	499,843
Fairway Finance LLC 0.24% due 01/09/2013*	535,000	534,972
FCAR Owner Trust I 0.35% due 04/01/2013	395,000	394,791
FCAR Owner Trust I 0.41% due 02/04/2013	215,000	214,917
FCAR Owner Trust I 0.45% due 01/02/2013	533,000	532,993
FCAR Owner Trust II 0.25% due 01/07/2013	540,000	539,978
Jupiter Securitization Co. LLC 0.25% due 01/03/2013*	350,000	349,995
Kells Funding LLC 0.31% due 05/02/2013*	1,000,000	999,170
Kells Funding LLC 0.33% due 05/14/2013*	500,000	499,490
Kells Funding LLC 0.59% due 01/02/2013*	300,000	299,995
Kells Funding LLC 0.60% due 01/02/2013*	361,000	360,994
Liberty Street Funding LLC 0.22% due 02/04/2013*	855,000	854,822
Liberty Street Funding LLC 0.23% due 03/25/2013*	430,000	429,763
Manhattan Asset Funding Co. LLC 0.22% due 01/03/2013*	250,000	249,997
Manhattan Asset Funding Co. LLC 0.27% due 02/20/2013*	900,000	899,663
MetLife Short Term Funding LLC 0.28% due 04/29/2013*	286,000	285,774
MetLife Short Term Funding LLC 0.30% due 04/22/2013*	250,000	249,820
MetLife Short Term Funding LLC 0.32% due 04/22/2013*	485,000	484,651
MetLife Short Term Funding LLC 0.37% due 03/12/2013*	1,250,000	1,249,513
Old Line Funding LLC 0.30% due 01/16/2013*	649,000	648,919
Old Line Funding LLC 0.30% due 05/20/2013*	275,000	274,788
Royal Park Investments Funding Corp. 0.70% due 01/29/2013*	312,000	311,830
Royal Park Investments Funding Corp. 0.75% due 01/03/2013*	270,000	269,989
Royal Park Investments Funding Corp. 0.75% due 01/04/2013*	250,000	249,984
Royal Park Investments Funding Corp. 0.75% due 01/08/2013*	275,000	274,960
Thunder Bay Funding LLC 0.22% due 02/06/2013*	598,000	597,868
Thunder Bay Funding LLC 0.32% due 03/04/2013*	300,000	299,901
Victory Receivables Corp. 0.24% due 01/15/2013*	334,000	333,969
Total Asset-Backed Commercial Paper (cost $15,376,199)		15,377,594
Certificates of Deposit — 30.9%
Bank of Montreal Chicago 0.23% due 03/13/2013	150,000	150,000
Bank of Montreal Chicago 0.27% due 04/19/2013	550,000	550,049
Bank of Montreal Chicago 0.27% due 05/10/2013	500,000	500,020
Bank of Nova Scotia Houston 0.24% due 04/11/2013	400,000	399,988
Bank of Nova Scotia Houston 0.33% due 01/10/2013	900,000	900,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.23% due 02/19/2013	800,000	800,000
Credit Industriel et Commercial NY 0.31% due 02/12/2013	335,000	335,000
Credit Suisse NY 0.28% due 03/08/2013	400,000	400,068
DnB Bank ASA NY 0.30% due 01/07/2013	1,079,000	1,079,009
National Australia Bank, Ltd. NY 0.35% due 01/18/2013	1,400,000	1,400,000
Nordea Bank Finland PLC NY 0.35% due 02/13/2013	570,000	570,000
Nordea Bank Finland PLC NY 0.36% due 02/15/2013	650,000	650,000
Nordea Bank Finland PLC NY 0.36% due 02/21/2013	500,000	499,993
Nordea Bank Finland PLC NY 0.40% due 01/18/2013	870,000	870,000
Skandinaviska Enskilda Banken NY 0.30% due 03/21/2013	510,000	510,000
Skandinaviska Enskilda Banken NY 0.30% due 04/01/2013	500,000	500,015
Skandinaviska Enskilda Banken NY 0.31% due 04/01/2013	450,000	450,023
Sumitomo Mitsui Banking Corp. NY 0.24% due 01/22/2013	440,000	440,000
Sumitomo Mitsui Banking Corp. NY 0.26% due 04/02/2013	800,000	800,000
Svenska Handelsbanken NY 0.30% due 03/20/2013	250,000	250,033
Toronto-Dominion Bank NY 0.19% due 01/09/2013	700,000	700,000
Toronto-Dominion Bank NY 0.26% due 03/14/2013	270,000	270,043
Toronto-Dominion Bank NY 0.27% due 02/28/2013	350,000	350,000
Toronto-Dominion Bank NY 0.27% due 03/11/2013	250,000	250,043

1

Toronto-Dominion Bank NY 0.28% due 06/17/2013	700,000	700,133
Westpac Banking Corp. NY 0.40% due 01/02/2013	1,426,000	1,426,000
Total Certificates of Deposit (cost $15,750,018)		15,750,417
Commercial Paper — 3.5%
General Electric Capital Corp. 0.33% due 03/05/2013	500,000	499,895
General Electric Capital Corp. 0.34% due 02/14/2013	1,200,000	1,199,501
General Electric Capital Corp. 0.34% due 03/27/2013	100,000	99,963
Total Commercial Paper (cost $1,799,132)		1,799,359
Corporate Notes — 0.1%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2012*(1)(2)(3)(4)(5)	394,530	5,721
Cheyne Finance LLC FRS Escrow Security 4.83% due 04/08/2013*(1)(2)(3)(4)(5)	592,098	8,585
General Electric Capital Corp. Notes 2.80% due 01/08/2013	25,000	25,011
Total Corporate Notes (cost $50,282)		39,317
Municipal Bonds — 9.1%
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.12% due 10/01/2039(6)	100,000	100,000
Illinois State Toll Highway Authority VRDN Series A-1A Revenue Bonds 0.16% due 01/01/2031(6)	300,000	300,000
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.18% due 07/01/2037(6)	615,000	615,000
Massachusetts Bay Transportation Authority VRDN Series A-1 Revenue Bonds 0.13% due 03/01/2030(6)	800,000	800,000
Metropolitan Water District of Southern California VRDN Series B-4 Revenue Bonds 0.12% due 07/01/2035(6)	300,000	300,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.12% due 07/01/2037(6)	365,000	365,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.18% due 12/01/2043(6)	115,000	115,000
New York City Municipal Water Finance Authority VRDN Series BB-1 Revenue Bonds 0.12% due 06/15/2039(6)	105,000	105,000
Port of Seattle Washington VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.16% due 07/01/2033(6)	190,000	190,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.12% due 05/01/2040(6)	225,000	225,000
State of Texas VRDN General Obligation Bonds 0.17% due 12/01/2024(6)	100,000	100,000
State of Texas VRDN Series A-2 General Obligation Bonds 0.17% due 12/01/2029(6)	250,000	250,000
State of Texas VRDN Series B General Obligation Bonds 0.18% due 12/01/2026(6)	380,000	380,000
State of Texas VRDN Series C General Obligation Bonds 0.20% due 06/01/2031(6)	190,000	190,000
State of Texas VRDN Series B General Obligation Bonds 0.20% due 06/01/2045(6)	100,000	100,000
State of Texas VRDN Series A General Obligation Bonds 0.21% due 12/01/2032(6)	100,000	100,000
University of Texas System VRDN Series B Revenue Bonds 0.10% due 08/01/2025(6)	120,000	120,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.11% due 08/15/2036(6)	280,000	280,000
Total Municipal Bonds (cost $4,635,000)		4,635,000

2

U.S. Government Agencies — 26.3%
Federal Farm Credit Disc. Notes 0.01% due 01/02/2013	5,085,000	5,084,999
Federal Home Loan Bank
0.30% due 11/22/2013	20,000	20,021
0.30% due 11/25/2013	15,000	15,016
0.30% due 12/06/2013	45,000	45,050
1.88% due 06/21/2013	180,000	181,474
4.88% due 11/27/2013	45,000	46,909
Federal Home Loan Bank Disc. Notes 0.00% due 01/02/2013	8,000,000	8,000,000
Federal Home Loan Mortgage Corp. 0.38% due 11/27/2013	28,000	28,049
Total U.S. Government Agencies (cost $13,421,396)		13,421,518
U.S. Government Treasuries — 0.7%
United States Treasury Notes 1.38% due 01/15/2013 (cost $340,157)	340,000	340,157
TOTAL INVESTMENTS (cost $51,372,184)(7)	100.8%	51,363,362
Liabilities in excess of other assets	(0.8)	(418,535)
NET ASSETS	100.0%	$50,944,827

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $13,699,921 representing 26.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $14,306 representing 0.0% of net assets.
(2)	Security in default
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of December 31, 2012, represents the Notes’ residual value that may be distributed to the Portfolio.

(5)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.
FRS	— Floating Rate Security
LOC	— Letter of Credit
VRDN	— Variable Rate Demand Note

3

Industry Allocation*
Banks — Foreign U.S. Branches	30.9%
U.S. Government Agency	26.3
Asset Backed Commercial Paper/Fully Supported	18.3
Asset Backed Commercial Paper/Auto	9.5
Municipal	9.1
Diversified	3.6
Asset Backed Commercial Paper/Diversified	1.8
Sovereigns/Supranational	0.7
Asset Backed Commercial Paper/Trade Receivables	0.6
100.8%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$15,377,594	$—	$15,377,594
Certificates of Deposit	—	15,750,417	—	15,750,417
Commercial Paper	—	1,799,359	—	1,799,359
U.S. Corporate Notes	—	25,011	14,306	39,317
Municipal Bonds	—	4,635,000	—	4,635,000
U.S. Government Agencies	—	13,421,518	—	13,421,518
U.S. Government Treasuries	—	340,157	—	340,157
Total	$—	$51,349,056	$14,306	$51,363,362

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

4

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.8%
Agricultural Chemicals — 3.1%
Monsanto Co.	49,945	$4,727,294
Cable/Satellite TV — 3.8%
Comcast Corp., Class A	152,612	5,704,637
Casino Hotels — 3.2%
MGM Resorts International†	412,552	4,802,105
Chemicals-Diversified — 2.3%
LyondellBasell Industries NV, Class A	60,593	3,459,254
Computers — 10.0%
Apple, Inc.	28,336	15,103,938
Diversified Manufacturing Operations — 3.1%
Pentair, Ltd.	94,740	4,656,471
E-Commerce/Products — 4.3%
eBay, Inc.†	128,245	6,543,060
Finance-Credit Card — 3.0%
Visa, Inc., Class A	30,062	4,556,798
Industrial Automated/Robotic — 2.6%
FANUC Corp. ADR	127,523	3,962,140
Medical Instruments — 2.6%
Intuitive Surgical, Inc.†	8,053	3,948,950
Medical-Biomedical/Gene — 8.8%
Celgene Corp.†	97,476	7,673,311
Gilead Sciences, Inc.†	77,657	5,703,906
		13,377,217
Medical-Drugs — 3.3%
Medivation, Inc.†	96,569	4,940,470
Medical-Generic Drugs — 3.3%
Perrigo Co.	48,685	5,064,701
Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	14,075	2,666,087
Metal-Diversified — 1.6%
Turquoise Hill Resources, Ltd.†	311,135	2,367,737
Multimedia — 4.9%
News Corp., Class A	109,552	2,797,958
Walt Disney Co.	91,422	4,551,901
		7,349,859
Oil-Field Services — 2.9%
Schlumberger, Ltd.	62,314	4,317,737
Pharmacy Services — 5.3%
Express Scripts Holding Co.†	148,653	8,027,262
Retail-Apparel/Shoe — 4.2%
Limited Brands, Inc.	136,323	6,415,360
Retail-Auto Parts — 2.7%
AutoZone, Inc.†	11,549	4,093,312
Retail-Building Products — 3.5%
Home Depot, Inc.	85,496	5,287,928
Retail-Discount — 3.2%
Dollar General Corp.†	109,192	4,814,275
Retail-Major Department Stores — 3.3%
TJX Cos., Inc.	117,574	4,991,016
Web Portals/ISP — 3.5%
Google, Inc., Class A†	7,524	5,337,300
Wireless Equipment — 3.5%
Crown Castle International Corp.†	74,210	5,354,994
Total Long-Term Investment Securities (cost $123,782,774)		141,869,902
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Commercial Paper — 1.3%
BNP Paribas Finance, Inc. 0.02% due 01/02/2013 (cost $1,999,999)	$2,000,000	1,999,999
REPURCHASE AGREEMENT — 4.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $7,133,000)	7,133,000	7,133,000
TOTAL INVESTMENTS (cost $132,915,773)(2)	99.8%	151,002,901
Other assets less liabilities	0.2	311,439
NET ASSETS	100.0%	$151,314,340

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$15,103,938	$—	$—	$15,103,938
Medical-Biomedical/Gene	13,377,217	—	—	13,377,217
Pharmacy Services	8,027,262	—	—	8,027,262
Other Industries*	105,361,485	—	—	105,361,485
Short-Term Investment Securities:
Commercial Paper	—	1,999,999	—	1,999,999
Repurchase Agreement	—	7,133,000	—	7,133,000
Total	$141,869,902	$9,132,999	$—	$151,002,901

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO
Portfolio of Investments — December 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 89.9%
Banks-Fiduciary — 3.4%
Bank of New York Mellon Corp.	137,713	$3,539,224
Banks-Super Regional — 7.3%
KeyCorp	371,500	3,128,030
Wells Fargo & Co.	133,400	4,559,612
		7,687,642
Beverages-Non-alcoholic — 1.9%
PepsiCo, Inc.	29,900	2,046,057
Containers-Paper/Plastic — 2.0%
Rock-Tenn Co., Class A	30,000	2,097,300
Diversified Banking Institutions — 6.1%
Goldman Sachs Group, Inc.	17,055	2,175,536
JPMorgan Chase & Co.	94,950	4,174,951
		6,350,487
Electronic Components-Semiconductors — 3.0%
Intel Corp.	150,300	3,100,689
Finance-Investment Banker/Broker — 1.6%
Charles Schwab Corp.	120,000	1,723,200
Insurance-Multi-line — 9.5%
Loews Corp.	141,500	5,766,125
MetLife, Inc.	126,350	4,161,969
		9,928,094
Insurance-Property/Casualty — 2.4%
Alleghany Corp.†	7,371	2,472,381
Insurance-Reinsurance — 3.2%
Berkshire Hathaway, Inc., Class B†	37,000	3,318,900
Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	27,000	1,691,010
Medical Instruments — 3.6%
St. Jude Medical, Inc.	104,995	3,794,519
Medical-Drugs — 6.5%
Pfizer, Inc.	272,775	6,841,197
Networking Products — 3.3%
Cisco Systems, Inc.	174,005	3,419,198
Oil Companies-Exploration & Production — 6.3%
Devon Energy Corp.	127,770	6,649,151
Oil Companies-Integrated — 2.6%
BP PLC ADR	65,800	2,739,912
Oil-Field Services — 4.0%
Baker Hughes, Inc.	102,850	4,200,394
Real Estate Operations & Development — 8.4%
Cheung Kong Holdings, Ltd.(1)	161,500	2,499,837
Henderson Land Development Co., Ltd.(1)	414,009	2,949,179
Wheelock & Co., Ltd.(1)	656,500	3,332,344
		8,781,360
Retail-Auto Parts — 2.6%
AutoZone, Inc.†	7,600	2,693,668
Retail-Regional Department Stores — 3.3%
Kohl’s Corp.	80,000	3,438,400
Semiconductor Equipment — 2.7%
Applied Materials, Inc.	249,000	2,848,560
Steel-Producers — 3.3%
POSCO ADR	41,670	3,423,191
Telecommunication Equipment — 1.3%
Tellabs, Inc.	585,300	1,334,484
Total Long-Term Investment Securities (cost $87,575,613)		94,119,018

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Time Deposits — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/2013 (cost $2,451,000)	$2,451,000	2,451,000
REPURCHASE AGREEMENTS — 9.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012 to be repurchased 01/02/2013 in the amount of $3,569,002 and collateralized by $3,645,000 of United States Treasury Notes, bearing interest at 0.25%, due 10/15/2015 and having an approximate value of $3,640,444	3,569,000	3,569,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012 to be repurchased 01/02/2013 in the amount of $6,190,003 and collateralized by $6,325,000 of United States Treasury Notes, bearing interest at 0.25%, due 10/15/2015 and having an approximate value of $6,317,094	6,190,000	6,190,000
Total Repurchase Agreements (cost $9,759,000)		9,759,000
TOTAL INVESTMENTS (cost $99,785,613)(2)	101.6%	106,329,018
Liabilities in excess of other assets	(1.6)	(1,633,347)
NET ASSETS	100.0%	$104,695,671

†	Non-income producing security
(1)

Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $8,781,360 representing 8.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$7,687,642	$—	$—	$7,687,642
Diversified Banking Institutions	6,350,487	—	—	6,350,487
Insurance-Multi-line	9,928,094	—	—	9,928,094
Medical-Drugs	6,841,197	—	—	6,841,197
Oil Companies-Exploration & Production	6,649,151	—	—	6,649,151
Retail Operations & Development	—	8,781,360	—	8,781,360
Other Industries*	47,881,087	—	—	47,881,087
Short-Term Investment Securities:
Time Deposits	—	2,451,000	—	2,451,000
Repurchase Agreements	—	9,759,000	—	9,759,000
Total	$85,337,658	$20,991,360	$—	$106,329,018

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $8,781,360 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#— 99.0%
Domestic Equity Investment Companies — 61.5%
Seasons Series Trust Focus Growth Portfolio, Class 3	418,930	$3,925,986
Seasons Series Trust Focus Value Portfolio, Class 3	275,163	3,386,808
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,647,368	17,505,228
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,566,271	19,168,725
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	279,696	3,433,614
Seasons Series Trust Mid Cap Value Portfolio, Class 3	886,326	13,142,280
Seasons Series Trust Small Cap Portfolio, Class 3†	996,755	9,674,720
Total Domestic Equity Investment Companies (cost $54,133,865)		70,237,361
Domestic Fixed Income Investment Companies — 11.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $12,931,687)	1,079,900	12,904,639
International Equity Investment Companies — 26.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $32,846,721)	3,909,024	29,990,701
TOTAL INVESTMENTS (cost $99,912,273)(1)	99.0%	113,132,701
Other assets less liabilities	1.0	1,184,050
NET ASSETS	100.0%	$114,316,751

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$70,237,361	$—	$—	$70,237,361
Domestic Fixed Income Investment Companies	12,904,639	—	—	12,904,639
International Equity Investment Companies	29,990,701	—	—	29,990,701
Total	$113,132,701	$—	$—	$113,132,701

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #— 100.1%
Domestic Equity Investment Companies — 48.9%
Seasons Series Trust Focus Growth Portfolio, Class 3	2,442,452	$22,889,323
Seasons Series Trust Focus Value Portfolio, Class 3	1,217,564	14,986,257
Seasons Series Trust Large Cap Growth Portfolio, Class 3	7,096,947	75,413,417
Seasons Series Trust Large Cap Value Portfolio, Class 3	8,040,408	98,402,111
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,248,648	15,328,695
Seasons Series Trust Mid Cap Value Portfolio, Class 3	4,300,452	63,766,293
Seasons Series Trust Small Cap Portfolio, Class 3†	3,830,270	37,177,433
Total Domestic Equity Investment Companies (cost $255,829,960)		327,963,529
Domestic Fixed Income Investment Companies — 30.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	15,429,712	184,382,631
Seasons Series Trust Real Return Portfolio, Class 3	1,933,039	19,794,337
Total Domestic Fixed Income Investment Companies (cost $197,486,764)		204,176,968
International Equity Investment Companies — 20.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $140,872,510)	18,100,752	138,872,064
TOTAL INVESTMENTS (cost $594,189,234)(1)	100.1%	671,012,561
Liabilities in excess of other assets	(0.1)	(895,420)
NET ASSETS	100.0%	$670,117,141

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$327,963,529	$—	$—	$327,963,529
Domestic Fixed Income Investment Companies	204,176,968	—	—	204,176,968
International Equity Investment Companies	138,872,064	—	—	138,872,064
Total	$671,012,561	$—	$—	$671,012,561

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION MODERATE PORTFOLIO
Portfolio of Investments — December 31, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 44.4%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,220,953	$11,442,104
Seasons Series Trust Focus Value Portfolio, Class 3	624,904	7,691,562
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,971,888	42,205,991
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,491,850	54,973,271
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	630,951	7,745,710
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,028,372	30,076,315
Seasons Series Trust Small Cap Portfolio, Class 3†	1,604,087	15,569,613
Total Domestic Equity Investment Companies (cost $134,513,287)		169,704,566
Domestic Fixed Income Investment Companies — 39.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,544,704	126,007,561
Seasons Series Trust Real Return Portfolio, Class 3	2,592,362	26,545,810
Total Domestic Fixed Income Investment Companies (cost $146,569,537)		152,553,371
International Equity Investment Companies — 15.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $55,199,289)	7,791,293	59,776,133
TOTAL INVESTMENTS (cost $336,282,113)(1)	100.0%	382,034,070
Liabilities in excess of other assets	0.0	(187,812)
NET ASSETS	100.0%	$381,846,258

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$169,704,566	$—	$—	$169,704,566
Domestic Fixed Income Investment Companies	152,553,371	—	—	152,553,371
International Equity Investment Companies	59,776,133	—	—	59,776,133
Total	$382,034,070	$—	$—	$382,034,070

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION BALANCED PORTFOLIO
Portfolio of Investments — December 31, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 39.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	685,064	$6,420,046
Seasons Series Trust Focus Value Portfolio, Class 3	527,909	6,497,706
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,342,568	35,518,719
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,795,211	46,447,498
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	333,443	4,093,419
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,395,432	20,691,206
Seasons Series Trust Small Cap Portfolio, Class 3†	675,999	6,561,394
Total Domestic Equity Investment Companies (cost $101,034,763)		126,229,988
Domestic Fixed Income Investment Companies — 49.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,425,071	124,577,962
Seasons Series Trust Real Return Portfolio, Class 3	3,255,246	33,333,738
Total Domestic Fixed Income Investment Companies (cost $150,441,698)		157,911,700
International Equity Investment Companies — 11.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $32,734,888)	4,818,438	36,967,878
TOTAL INVESTMENTS (cost $284,211,349)(1)	99.9%	321,109,566
Other assets less liabilities	0.1	263,979
NET ASSETS	100.0%	$321,373,545

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$126,229,988	$—	$—	$126,229,988
Domestic Fixed Income Investment Companies	157,911,700	—	—	157,911,700
International Equity Investment Companies	36,967,878	—	—	36,967,878
Total	$321,109,566	$—	$—	$321,109,566

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments.

1

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2012 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security,  developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of December 31, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolio, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

The following tables represent the value of derivatives held as of December 31, 2012, by their primary underlying risk exposure.  For a detailed presentation of derivatives held as of December 31, 2012, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$2,703	$—

Foreign exchange contracts(3)	1,145	3,073

	$3,848	$3,073

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for interest rate futures contracts was $1,781,236.

(3)   The average notional amount outstanding for forward foreign currency contracts was $761,364.

(4)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $7,812 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$12,874	$—

Foreign exchange contracts(3)	3,808	10,237

	$16,682	$10,237

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for interest rate futures contracts was $6,801,189.

(3)   The average notional amount outstanding for forward foreign currency contracts was $2,550,287.

(4)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $29,321 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$8,843	$—

Foreign exchange contracts(3)	4,622	12,477

	$13,465	$12,477

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for interest rate futures contracts was $7,161,445.

(3)   The average notional amount outstanding for forward foreign currency contracts was $3,029,713.

(4)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $25,792 as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$18,030	$—

Foreign exchange contracts(3)	4,141	10,649

	$22,171	$10,649

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for interest rate futures contracts was $9,781,340.

(3)   The average notional amount outstanding for forward foreign currency contracts was $3,184,732.

(4)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $45,088 as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts(2)
Swap contracts	$266,518	$292,161
Futures contracts (variation margin)(5)	352,447	—
Interest rate contracts(3)
Futures contracts (variation margin)(5)	—	14,553

Foreign exchange contracts(4)	261,089	235,747

	$880,054	$542,461

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for total return swap and equity futures contracts were $16,567,911 and $59,233,212, respectively.

(3)   The average value outstanding for interest rate futures contracts was $41,251,098.

(4)   The average notional amount outstanding for forward foreign currency contracts was $38,187,324.

(5)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(225,978) as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$11,600	$—

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $752,467.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(10,120) as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$8,600	$—

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $630,544.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(9,470) as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$16,170	$—

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $680,198.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(4,212) as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$16,170	$—

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $680,198.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(4,212) as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$15,330	$—

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $566,619.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $828 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$60,900	$—

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for equity futures contracts was $7,150,056.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $39,125 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$11,109	$—

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average value outstanding for interest rate futures contracts was $13,667,943.

(3)   The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $29,852 as reported in the Portfolio of Investments.

	Real Return Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$480,262	$1,623,314

(1)   The Portfolio’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)   The average notional amount outstanding for forward foreign currency contracts was $183,588,298.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended December 31, 2012, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and or gain exposure to certain foreign currencies and to enhance total return. As of December 31, 2012, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation.  Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities.  Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended December 31, 2012, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates and enhance total return. As of December 31, 2012, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments.  During the period ended December 31, 2012, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of December 31, 2012, the Asset Allocation: Diversified Growth Portfolio had open total return swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount,  if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Master Agreements: Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Note 2. Repurchase Agreements

As of December 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.45%	$365,000
Multi-Managed Moderate Growth	1.89	1,535,000
Multi-Managed Income/Equity	1.72	1,395,000
Multi-Managed Income	2.28	1,850,000
Large Cap Value	0.58	470,000
Mid Cap Growth	0.46	370,000
Diversified Fixed Income	0.57	465,000
Real Return	9.97	8,085,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated December 31, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $81,105,000, a repurchase price of $81,105,631, and a maturity date of January 2, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.25%	05/31/2014	$82,729,000	$82,779,465

As of December 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.45%	$335,000
Multi-Managed Moderate Growth	1.89	1,420,000
Multi-Managed Income/Equity	1.72	1,290,000
Multi-Managed Income	2.28	1,710,000
Large Cap Value	0.58	435,000
Mid Cap Growth	0.46	345,000
Diversified Fixed Income	0.57	430,000
Real Return	9.97	7,470,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc., dated December 31, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,833, and a maturity date of January 2, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	4.50%	05/15/2038	$57,037,000	$76,317,217

As of December 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.45%	$335,000
Multi-Managed Moderate Growth	1.89	1,420,000
Multi-Managed Income/Equity	1.72	1,290,000
Multi-Managed Income	2.28	1,710,000
Large Cap Value	0.58	435,000
Mid Cap Growth	0.46	345,000
Diversified Fixed Income	0.57	430,000
Real Return	9.97	7,470,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated December 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,708, and a maturity date of January 2, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.50%	03/31/2015	$72,511,900	$76,578,367

As of December 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.44%	$130,000
Multi-Managed Moderate Growth	1.89	555,000
Multi-Managed Income/Equity	1.72	505,000
Multi-Managed Income	2.29	670,000
Large Cap Value	0.58	170,000
Mid Cap Growth	0.46	135,000
Diversified Fixed Income	0.56	165,000
Real Return	9.98	2,925,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated December 31, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $29,315,000, a repurchase price of $29,315,228, and a maturity date of January 2, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.88%	06/30/2015	$28,827,000	$29,947,794

As of December 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.46%	$460,000
Multi-Managed Moderate Growth	1.91	1,910,000
Multi-Managed Income/Equity	1.74	1,740,000
Multi-Managed Income	2.29	2,295,000
Large Cap Value	0.59	590,000
Mid Cap Growth	0.46	465,000
Diversified Fixed Income	0.60	600,000
Real Return	9.95	9,975,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated December 31, 2012, bearing interest at a rate of 0.19% per annum, with a principal amount of $100,215,000, a repurchase price of $100,216,058, and a maturity date of January 2, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	3.63%	02/15/2021	$85,749,000	$102,062,747

As of December 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.26%	$771,000
Multi-Managed Moderate Growth	0.41	1,212,000
Large Cap Growth	0.40	1,182,000
Large Cap Value	0.56	1,658,000
Mid Cap Growth	0.26	777,000
Mid Cap Value	0.14	421,000
Small Cap	0.94	2,757,000
Diversified Fixed Income	2.91	8,569,000
Focus Growth	2.42	7,133,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $294,279,000, a repurchase price of $294,279,163, and a maturity date of January 2, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.13%	11/15/2041	$261,685,000	$276,462,614
U.S. Treasury Notes	0.63	08/31/2017	23,674,000	23,707,231

As of December 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.45%	$420,000
Multi-Managed Moderate Growth	1.90	1,775,000
Multi-Managed Income/Equity	1.72	1,615,000
Multi-Managed Income	2.28	2,140,000
Large Cap Value	0.58	540,000
Mid Cap Growth	0.46	430,000
Diversified Fixed Income	0.58	540,000
Real Return	9.97	9,335,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $93,655,000, a repurchase price of $93,655,885, and a maturity date of January 2, 2013.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.25%	11/30/2014	$95,793,000	$95,814,074

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended December 31, 2012, transactions in these securities were as follows:

Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2012	Purchases†	Sales	Gain/Loss	Gain (Loss)	2012

AIG Common Stock	$—	$—	$280,584	$619,913	$5,862	$(29)	$67,284	$961,890

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2012	Purchases†	Sales	Gain/Loss	Gain (Loss)	2012
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$19,065	$4,758,111	$113,210	$807,280	$332,251	$(470,306)	$3,925,986
Focus Value Portfolio, Class 3	9,559	—	3,996,379	21,123	705,144	(158,983)	233,433	3,386,808
Large Cap Growth Portfolio, Class 3	46,329	629,095	20,482,514	675,423	3,326,434	1,450,198	(1,776,473)	17,505,228
Large Cap Value Portfolio, Class 3	214,123	—	21,421,778	431,277	3,072,633	(248,949)	637,252	19,168,725
Mid Cap Growth Portfolio, Class 3	—	129,576	4,419,879	129,576	1,000,068	253,210	(368,983)	3,433,614
Mid Cap Value Portfolio, Class 3	52,097	—	14,569,751	52,097	1,940,136	103,557	357,011	13,142,280
Small Cap Portfolio, Class 3	—	—	10,472,813	48,501	650,719	311,594	(507,469)	9,674,720
Diversified Fixed Income Portfolio, Class 3	393,001	37,430	15,108,356	1,451,608	3,815,091	135,173	24,593	12,904,639
International Equity Portfolio, Class 3	383,511	—	28,175,254	4,113,541	3,336,981	(2,317,960)	3,356,847	29,990,701
	$1,098,620	$815,166	$123,404,835	$7,036,356	$18,654,486	$(139,909)	$1,485,905	$113,132,701

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2012	Purchases†	Sales	Gain/Loss	Gain (Loss)	2012
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$112,680	$26,753,650	$158,042	$3,185,533	$326,896	$(1,163,732)	$22,889,323
Focus Value Portfolio, Class 3	42,298	—	17,192,664	45,322	2,564,535	(747,098)	1,059,904	14,986,257
Large Cap Growth Portfolio, Class 3	196,807	2,672,447	89,472,531	2,897,796	15,721,468	6,718,384	(7,953,826)	75,413,417
Large Cap Value Portfolio, Class 3	1,100,547	—	106,211,018	1,500,547	11,510,324	(982,751)	3,183,621	98,402,111
Mid Cap Growth Portfolio, Class 3	—	579,519	18,023,942	584,798	2,735,990	1,124,819	(1,668,874)	15,328,695
Mid Cap Value Portfolio, Class 3	250,992	—	67,760,613	250,992	6,550,478	(156,041)	2,461,207	63,766,293
Small Cap Portfolio, Class 3	—	—	39,012,687	186,636	1,321,374	167,819	(868,335)	37,177,433
Diversified Fixed Income Portfolio, Class 3	5,727,395	545,488	185,159,675	18,597,686	21,236,912	2,893,671	(1,031,489)	184,382,631
Real Return Portfolio, Class 3	512,204	—	22,037,764	603,920	2,849,685	108,657	(106,319)	19,794,337
International Equity Portfolio, Class 3	1,774,845	—	120,142,885	23,666,259	10,598,292	(7,403,789)	13,065,001	138,872,064
	$9,605,088	$3,910,134	$691,767,429	$48,491,998	$78,274,591	$2,050,567	$6,977,158	$671,012,561

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2012	Purchases†	Sales	Gain/Loss	Gain (Loss)	2012
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$55,689	$13,774,785	$367,297	$2,293,449	$869,566	$(1,276,095)	$11,442,104
Focus Value Portfolio, Class 3	21,709	—	7,752,098	187,440	444,413	(92,174)	288,611	7,691,562
Large Cap Growth Portfolio, Class 3	110,145	1,495,666	46,815,903	1,881,097	5,789,517	2,588,704	(3,290,196)	42,205,991
Large Cap Value Portfolio, Class 3	621,539	—	56,806,189	1,922,612	5,043,777	(498,772)	1,787,019	54,973,271
Mid Cap Growth Portfolio, Class 3	—	294,361	8,951,648	379,102	1,310,854	568,054	(842,240)	7,745,710
Mid Cap Value Portfolio, Class 3	120,664	—	30,277,767	1,557,226	2,975,750	(205,670)	1,422,742	30,076,315
Small Cap Portfolio, Class 3	—	—	15,687,909	1,656,081	1,532,410	514,790	(756,757)	15,569,613
Diversified Fixed Income Portfolio, Class 3	3,909,130	372,313	124,728,307	10,610,199	10,489,304	1,182,488	(24,129)	126,007,561
Real Return Portfolio, Class 3	686,907	—	28,948,498	1,110,141	3,499,295	100,027	(113,561)	26,545,810
International Equity Portfolio, Class 3	766,607	—	53,484,848	10,153,118	6,428,192	(3,237,609)	5,803,968	59,776,133
	$6,236,701	$2,218,029	$387,227,952	$29,824,313	$39,806,961	$1,789,404	$2,999,362	$382,034,070

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2012	Purchases†	Sales	Gain/Loss	Gain (Loss)	2012
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$31,252	$6,205,839	$819,050	$404,591	$82,945	$(283,197)	$6,420,046
Focus Value Portfolio, Class 3	18,370	—	6,008,702	481,458	173,213	(19,867)	200,626	6,497,706
Large Cap Growth Portfolio, Class 3	92,694	1,258,687	33,884,523	3,243,625	1,075,841	488,658	(1,022,246)	35,518,719
Large Cap Value Portfolio, Class 3	519,934	—	42,522,878	4,126,214	1,427,282	(12,225)	1,237,913	46,447,498
Mid Cap Growth Portfolio, Class 3	—	155,107	5,970,042	439,498	2,180,205	400,901	(536,817)	4,093,419
Mid Cap Value Portfolio, Class 3	82,705	—	19,645,233	1,439,223	1,247,295	(5,421)	859,466	20,691,206
Small Cap Portfolio, Class 3	—	—	6,097,421	794,970	261,803	65,542	(134,736)	6,561,394
Diversified Fixed Income Portfolio, Class 3	3,852,085	366,880	113,821,963	17,902,925	8,076,778	899,633	30,219	124,577,962
Real Return Portfolio, Class 3	860,112	—	36,141,653	3,083,575	5,843,582	190,661	(238,569)	33,333,738
International Equity Portfolio, Class 3	478,668	—	31,535,905	6,430,709	2,622,455	(357,599)	1,981,318	36,967,878
	$5,904,567	$1,811,926	$301,834,159	$38,761,247	$23,313,045	$1,733,228	$2,093,977	$321,109,566

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio’s net assets. At September 30, 2012, each Managed Allocation Portfolio held less than 34% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 67% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

Note 4. Federal Income Taxes

As of December 31, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$12,174,949	$(1,866,914)	$10,308,035	$57,507,048
Multi-Managed Moderate Growth	17,591,835	(2,562,223)	15,029,612	110,618,447
Multi-Managed Income/Equity	10,856,032	(1,521,862)	9,334,170	89,693,068
Multi-Managed Income	7,039,543	(721,545)	6,317,998	86,447,999
Asset Allocation: Diversified Growth	15,613,189	(5,266,129)	10,347,060	156,089,313
Stock	44,193,930	(1,034,166)	43,159,764	143,535,076
Large Cap Growth	58,044,673	(4,676,931)	53,367,742	218,380,884
Large Cap Value	46,707,705	(26,967,382)	19,740,323	342,551,685
Mid Cap Growth	20,287,858	(3,570,748)	16,717,110	87,217,324
Mid Cap Value	28,052,030	(4,596,989)	23,455,041	205,264,755
Small Cap	20,219,780	(5,029,701)	15,190,079	120,419,237
International Equity	47,839,795	(22,363,065)	25,476,730	377,996,019
Diversified Fixed Income	30,805,319	(558,951)	30,246,368	634,377,122
Real Return	19,265,410	(1,328,460)	17,936,950	448,663,690
Cash Management	701,028	(709,850)	(8,822)	51,372,184
Focus Growth	20,345,343	(2,791,594)	17,553,749	133,449,152
Focus Value	10,296,306	(3,957,223)	6,339,083	99,989,935
Allocation Growth	16,103,496	(15,560,719)	542,777	112,589,924
Allocation Moderate Growth	78,823,773	(33,003,479)	45,820,294	625,192,267
Allocation Moderate	45,751,957	(25,743,574)	20,008,383	362,025,687
Allocation Balanced	36,898,217	(12,881,274)	24,016,943	297,092,623

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 28, 2013